UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1.    Schedules of Investments.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (39.0%)
3M Co. (Miscellaneous Manufacturing)	1,908	$240,122
Abbott Laboratories (Pharmaceuticals)	4,536	165,791
AbbVie, Inc. (Pharmaceuticals)	4,644	225,002
Abercrombie & Fitch Co. - Class A (Retail)	216	8,096
Accenture PLC - Class A (Computers)	1,872	137,592
ACE, Ltd. (Insurance)	1,008	96,204
Actavis PLC* (Pharmaceuticals)	504	77,908
Adobe Systems, Inc.* (Software)	1,368	74,146
Aetna, Inc. (Healthcare - Services)	1,080	67,716
AFLAC, Inc. (Insurance)	1,368	88,893
Agilent Technologies, Inc. (Electronics)	972	49,339
AGL Resources, Inc. (Gas)	360	17,230
Air Products & Chemicals, Inc. (Chemicals)	612	66,714
Airgas, Inc. (Chemicals)	180	19,633
Akamai Technologies, Inc.* (Software)	504	22,549
Alcoa, Inc. (Mining)	3,132	29,034
Alexion Pharmaceuticals, Inc.* (Biotechnology)	576	70,819
Allegheny Technologies, Inc. (Iron/Steel)	324	10,724
Allergan, Inc. (Pharmaceuticals)	864	78,287
Allstate Corp. (Insurance)	1,368	72,586
Altera Corp. (Semiconductors)	936	31,450
Altria Group, Inc. (Agriculture)	5,868	218,466
Amazon.com, Inc.* (Internet)	1,080	393,152
Ameren Corp. (Electric)	720	26,050
American Electric Power, Inc. (Electric)	1,440	67,450
American Express Co. (Diversified Financial Services)	2,700	220,860
American International Group, Inc. (Insurance)	4,320	223,128
American Tower Corp. (REIT)	1,152	91,411
Ameriprise Financial, Inc. (Diversified Financial Services)	576	57,911
AmerisourceBergen Corp. (Pharmaceuticals)	684	44,686
Ametek, Inc. (Electrical Components & Equipment)	720	34,438
Amgen, Inc. (Biotechnology)	2,196	254,736
Amphenol Corp. - Class A (Electronics)	468	37,576
Anadarko Petroleum Corp. (Oil & Gas)	1,476	140,648
Analog Devices, Inc. (Semiconductors)	900	44,370
Aon PLC (Insurance)	900	71,181
Apache Corp. (Oil & Gas)	1,188	105,494
Apartment Investment and Management Co. - Class A (REIT)	432	12,087
Apple Computer, Inc. (Computers)	2,664	1,391,540
Applied Materials, Inc. (Semiconductors)	3,528	62,975
Archer-Daniels-Midland Co. (Agriculture)	1,944	79,510
Assurant, Inc. (Insurance)	216	12,632
AT&T, Inc. (Telecommunications)	15,552	562,982
Autodesk, Inc.* (Software)	648	25,862
Automatic Data Processing, Inc. (Commercial Services)	1,404	105,258
AutoNation, Inc.* (Retail)	180	8,681
AutoZone, Inc.* (Retail)	108	46,947
AvalonBay Communities, Inc. (REIT)	360	45,018
Avery Dennison Corp. (Household Products/Wares)	288	13,571
Avon Products, Inc. (Cosmetics/Personal Care)	1,260	22,050
Baker Hughes, Inc. (Oil & Gas Services)	1,296	75,285
Ball Corp. (Packaging & Containers)	432	21,120
Bank of America Corp. (Banks)	31,428	438,735
Bank of New York Mellon Corp. (Banks)	3,348	106,466
Bard (C.R.), Inc. (Healthcare - Products)	216	29,424
Baxter International, Inc. (Healthcare - Products)	1,584	104,338
BB&T Corp. (Banks)	2,052	69,706
Beam, Inc. (Beverages)	468	31,496
Becton, Dickinson & Co. (Healthcare - Products)	576	60,555
Bed Bath & Beyond, Inc.* (Retail)	648	50,103
Bemis Co., Inc. (Packaging & Containers)	288	11,491
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,256	604,861
Best Buy Co., Inc. (Retail)	792	33,898
Biogen Idec, Inc.* (Biotechnology)	684	167,026
BlackRock, Inc. (Diversified Financial Services)	360	108,292
Boeing Co. (Aerospace/Defense)	2,016	263,088
BorgWarner, Inc. (Auto Parts & Equipment)	324	33,414
Boston Properties, Inc. (REIT)	432	44,712
Boston Scientific Corp.* (Healthcare - Products)	3,924	45,872
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,824	253,356
Broadcom Corp. - Class A (Semiconductors)	1,620	43,286
Brown-Forman Corp. - Class B (Beverages)	468	34,155
C.H. Robinson Worldwide, Inc. (Transportation)	468	27,958
CA, Inc. (Software)	972	30,871
Cablevision Systems Corp. NY - Class A (Media)	612	9,517
Cabot Oil & Gas Corp. (Oil & Gas)	1,224	43,232
Cameron International Corp.* (Oil & Gas Services)	720	39,499
Campbell Soup Co. (Food)	540	22,988
Capital One Financial Corp. (Banks)	1,728	118,662
Cardinal Health, Inc. (Pharmaceuticals)	1,008	59,129
CareFusion Corp.* (Healthcare - Products)	612	23,727
CarMax, Inc.* (Retail)	648	30,450
Carnival Corp. - Class A (Leisure Time)	1,296	44,906
Caterpillar, Inc. (Machinery - Construction & Mining)	1,872	156,050
CBRE Group, Inc.* - Class A (Real Estate)	828	19,234
CBS Corp. - Class B (Media)	1,656	97,936

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,188		$176,406
CenterPoint Energy, Inc. (Gas)	1,260		30,996
CenturyLink, Inc. (Telecommunications)	1,764		59,729
Cerner Corp.* (Software)	864		48,410
CF Industries Holdings, Inc. (Chemicals)	180		38,808
Chesapeake Energy Corp. (Oil & Gas)	1,476		41,269
Chevron Corp. (Oil & Gas)	5,652		678,014
Chipotle Mexican Grill, Inc.* (Retail)	108		56,913
CIGNA Corp. (Healthcare - Services)	828		63,739
Cincinnati Financial Corp. (Insurance)	432		21,600
Cintas Corp. (Textiles)	288		15,486
Cisco Systems, Inc. (Telecommunications)	15,696		353,159
Citigroup, Inc. (Banks)	8,892		433,752
Citrix Systems, Inc.* (Software)	540		30,661
Cliffs Natural Resources, Inc. (Iron/Steel)	432		11,094
Clorox Co. (Household Products/Wares)	396		35,715
CME Group, Inc. (Diversified Financial Services)	936		69,461
CMS Energy Corp. (Electric)	792		21,748
Coach, Inc. (Apparel)	828		41,963
Coca-Cola Co. (Beverages)	11,160		441,602
Coca-Cola Enterprises, Inc. (Beverages)	720		30,046
Cognizant Technology Solutions Corp.* (Computers)	864		75,108
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,592		167,780
Comcast Corp. - Class A (Media)	7,668		364,844
Comerica, Inc. (Banks)	540		23,382
Computer Sciences Corp. (Computers)	432		21,280
ConAgra Foods, Inc. (Food)	1,224		38,935
ConocoPhillips (Oil & Gas)	3,564		261,241
CONSOL Energy, Inc. (Coal)	684		24,966
Consolidated Edison, Inc. (Electric)	864		50,302
Constellation Brands, Inc.* (Beverages)	468		30,560
Corning, Inc. (Telecommunications)	4,284		73,214
Costco Wholesale Corp. (Retail)	1,260		148,680
Covidien PLC (Healthcare - Products)	1,332		85,395
Crown Castle International Corp.* (Telecommunications)	864		65,681
CSX Corp. (Transportation)	2,988		77,867
Cummins, Inc. (Machinery - Diversified)	504		64,018
CVS Caremark Corp. (Retail)	3,600		224,136
D.R. Horton, Inc. (Home Builders)	828		15,691
Danaher Corp. (Miscellaneous Manufacturing)	1,764		127,167
Darden Restaurants, Inc. (Retail)	396		20,406
DaVita, Inc.* (Healthcare - Services)	504		28,330
Deere & Co. (Machinery - Diversified)	1,116		91,334
Delphi Automotive PLC (Auto Parts & Equipment)	828		47,362
Delta Air Lines, Inc. (Airlines)	2,520		66,478
Denbury Resources, Inc.* (Oil & Gas)	1,080		20,509
DENTSPLY International, Inc. (Healthcare - Products)	432		20,347
Devon Energy Corp. (Oil & Gas)	1,116		70,554
Diamond Offshore Drilling, Inc. (Oil & Gas)	216		13,377
DIRECTV* - Class A (Media)	1,476		92,235
Discover Financial Services (Diversified Financial Services)	1,404		72,840
Discovery Communications, Inc.* - Class A (Media)	684		60,821
Dollar General Corp.* (Retail)	864		49,922
Dollar Tree, Inc.* (Retail)	648		37,843
Dominion Resources, Inc. (Electric)	1,692		107,864
Dover Corp. (Miscellaneous Manufacturing)	504		46,262
Dr. Pepper Snapple Group, Inc. (Beverages)	612		28,978
DTE Energy Co. (Electric)	504		34,847
Duke Energy Corp. (Electric)	2,052		147,190
Dun & Bradstreet Corp. (Software)	108		11,749
E*TRADE Financial Corp.* (Diversified Financial Services)	828		14,001
E.I. du Pont de Nemours & Co. (Chemicals)	2,700		165,239
Eastman Chemical Co. (Chemicals)	468		36,874
Eaton Corp. (Miscellaneous Manufacturing)	1,404		99,066
eBay, Inc.* (Internet)	3,420		180,268
Ecolab, Inc. (Chemicals)	792		83,952
Edison International (Electric)	936		45,892
Edwards Lifesciences Corp.* (Healthcare - Products)	324		21,122
Electronic Arts, Inc.* (Software)	900		23,625
Eli Lilly & Co. (Pharmaceuticals)	2,916		145,275
EMC Corp. (Computers)	6,084		146,442
Emerson Electric Co. (Electrical Components & Equipment)	2,088		139,833
Ensco PLC - Class A (Oil & Gas)	684		39,433
Entergy Corp. (Electric)	504		32,619
EOG Resources, Inc. (Oil & Gas)	792		141,293
EQT Corp. (Oil & Gas)	432		36,984
Equifax, Inc. (Commercial Services)	360		23,281
Equity Residential (REIT)	972		50,894
Exelon Corp. (Electric)	2,520		71,921
Expedia, Inc. (Internet)	324		19,077
Expeditors International of Washington, Inc. (Transportation)	612		27,717
Express Scripts Holding Co.* (Pharmaceuticals)	2,376		148,548
Exxon Mobil Corp. (Oil & Gas)	12,888		1,155,023
F5 Networks, Inc.* (Internet)	216		17,606
Family Dollar Stores, Inc. (Retail)	288		19,837
Fastenal Co. (Distribution/Wholesale)	792		39,442
FedEx Corp. (Transportation)	864		113,184
Fidelity National Information Services, Inc. (Software)	864		42,120
Fifth Third Bancorp (Banks)	2,592		49,326
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors)	216		10,858
FirstEnergy Corp. (Electric)	1,224		46,353

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fiserv, Inc.* (Software)	396	$41,473
FLIR Systems, Inc. (Electronics)	432	12,303
Flowserve Corp. (Machinery - Diversified)	396	27,510
Fluor Corp. (Engineering & Construction)	468	34,735
FMC Corp. (Chemicals)	396	28,813
FMC Technologies, Inc.* (Oil & Gas Services)	684	34,576
Ford Motor Co. (Auto Manufacturers)	11,520	197,107
Forest Laboratories, Inc.* (Pharmaceuticals)	684	32,169
Fossil Group, Inc.* (Distribution/Wholesale)	144	18,279
Franklin Resources, Inc. (Diversified Financial Services)	1,188	63,986
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,024	111,162
Frontier Communications Corp. (Telecommunications)	2,916	12,860
GameStop Corp. - Class A (Retail)	324	17,762
Gannett Co., Inc. (Media)	684	18,926
Garmin, Ltd. (Electronics)	360	16,830
General Dynamics Corp. (Aerospace/Defense)	972	84,204
General Electric Co. (Miscellaneous Manufacturing)	29,772	778,240
General Mills, Inc. (Food)	1,872	94,386
General Motors Co.* (Auto Manufacturers)	2,736	101,095
Genuine Parts Co. (Distribution/Wholesale)	468	36,893
Genworth Financial, Inc.* - Class A (Insurance)	1,440	20,923
Gilead Sciences, Inc.* (Biotechnology)	4,464	316,899
Google, Inc.* - Class A (Internet)	828	853,321
H & R Block, Inc. (Commercial Services)	792	22,524
Halliburton Co. (Oil & Gas Services)	2,484	131,727
Harley-Davidson, Inc. (Leisure Time)	648	41,498
Harman International Industries, Inc. (Home Furnishings)	216	17,500
Harris Corp. (Telecommunications)	324	20,075
Hartford Financial Services Group, Inc. (Insurance)	1,332	44,888
Hasbro, Inc. (Toys/Games/Hobbies)	324	16,735
HCP, Inc. (REIT)	1,332	55,278
Health Care REIT, Inc. (REIT)	828	53,696
Helmerich & Payne, Inc. (Oil & Gas)	324	25,126
Hess Corp. (Oil & Gas)	828	67,234
Hewlett-Packard Co. (Computers)	5,616	136,862
Honeywell International, Inc. (Electronics)	2,304	199,826
Hormel Foods Corp. (Food)	396	17,210
Hospira, Inc.* (Healthcare - Products)	468	18,963
Host Hotels & Resorts, Inc. (REIT)	2,196	40,736
Hudson City Bancorp, Inc. (Savings & Loans)	1,404	12,608
Humana, Inc. (Healthcare - Services)	468	43,126
Huntington Bancshares, Inc. (Banks)	2,412	21,226
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,188	93,603
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	792	53,484
Integrys Energy Group, Inc. (Electric)	216	12,675
Intel Corp. (Semiconductors)	14,580	356,189
IntercontinentalExchange, Inc.* (Diversified Financial Services)	216	41,630
International Business Machines Corp. (Computers)	3,024	541,931
International Flavors & Fragrances, Inc. (Chemicals)	252	20,828
International Game Technology (Entertainment)	756	14,213
International Paper Co. (Forest Products & Paper)	1,296	57,815
Intuit, Inc. (Software)	864	61,698
Intuitive Surgical, Inc.* (Healthcare - Products)	108	40,122
Invesco, Ltd. (Diversified Financial Services)	1,296	43,740
Iron Mountain, Inc. (Commercial Services)	504	13,376
J.C. Penney Co., Inc.* (Retail)	1,008	7,560
J.P. Morgan Chase & Co. (Banks)	11,016	567,765
Jabil Circuit, Inc. (Electronics)	540	11,264
Jacobs Engineering Group, Inc.* (Engineering & Construction)	396	24,085
JDS Uniphase Corp.* (Telecommunications)	684	8,954
Johnson & Johnson (Pharmaceuticals)	8,244	763,476
Johnson Controls, Inc. (Auto Parts & Equipment)	2,016	93,038
Joy Global, Inc. (Machinery - Construction & Mining)	324	18,387
Juniper Networks, Inc.* (Telecommunications)	1,476	27,513
Kansas City Southern Industries, Inc. (Transportation)	324	39,372
Kellogg Co. (Food)	756	47,817
KeyCorp (Banks)	2,664	33,380
Kimberly-Clark Corp. (Household Products/Wares)	1,116	120,528
Kimco Realty Corp. (REIT)	1,188	25,518
Kinder Morgan, Inc. (Pipelines)	1,980	69,914
KLA-Tencor Corp. (Semiconductors)	468	30,701
Kohls Corp. (Retail)	612	34,762
Kraft Foods Group, Inc. (Food)	1,728	93,969
Kroger Co. (Food)	1,512	64,774
L Brands, Inc. (Retail)	720	45,079
L-3 Communications Holdings, Inc. (Aerospace/Defense)	252	25,313
Laboratory Corp. of America Holdings* (Healthcare - Services)	252	25,427
Lam Research Corp.* (Semiconductors)	468	25,380
Legg Mason, Inc. (Diversified Financial Services)	324	12,464

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	432	$12,848
Lennar Corp. - Class A (Home Builders)	468	16,637
Leucadia National Corp. (Holding Companies - Diversified)	900	25,506
Life Technologies Corp.* (Biotechnology)	504	37,956
Lincoln National Corp. (Insurance)	756	34,330
Linear Technology Corp. (Semiconductors)	684	28,140
Lockheed Martin Corp. (Aerospace/Defense)	792	105,605
Loews Corp. (Insurance)	900	43,479
Lorillard, Inc. (Agriculture)	1,080	55,091
Lowe’s Cos., Inc. (Retail)	3,060	152,327
LSI Logic Corp. (Semiconductors)	1,584	13,432
LyondellBasell Industries N.V. - Class A (Chemicals)	1,296	96,682
M&T Bank Corp. (Banks)	396	44,562
Macy’s, Inc. (Retail)	1,116	51,459
Marathon Oil Corp. (Oil & Gas)	2,088	73,623
Marathon Petroleum Corp. (Oil & Gas)	900	64,494
Marriott International, Inc. - Class A (Lodging)	649	29,239
Marsh & McLennan Cos., Inc. (Insurance)	1,620	74,196
Masco Corp. (Building Materials)	1,044	22,060
MasterCard, Inc. - Class A (Commercial Services)	288	206,525
Mattel, Inc. (Toys/Games/Hobbies)	1,008	44,725
McCormick & Co., Inc. (Food)	396	27,383
McDonald’s Corp. (Retail)	2,916	281,452
McGraw Hill Financial, Inc. (Commercial Services)	792	55,187
McKesson Corp. (Pharmaceuticals)	684	106,937
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	576	47,036
MeadWestvaco Corp. (Forest Products & Paper)	504	17,564
Medtronic, Inc. (Healthcare - Products)	2,916	167,377
Merck & Co., Inc. (Pharmaceuticals)	8,568	386,331
MetLife, Inc. (Insurance)	3,276	154,988
Microchip Technology, Inc. (Semiconductors)	576	24,745
Micron Technology, Inc.* (Semiconductors)	3,024	53,464
Microsoft Corp. (Software)	22,176	783,921
Molex, Inc. (Electrical Components & Equipment)	396	15,286
Molson Coors Brewing Co. - Class B (Beverages)	468	25,272
Mondelez International, Inc. - Class A (Food)	5,220	175,601
Monsanto Co. (Chemicals)	1,548	162,354
Monster Beverage Corp.* (Beverages)	396	22,663
Moody’s Corp. (Commercial Services)	576	40,700
Morgan Stanley Dean Witter & Co. (Banks)	4,068	116,874
Motorola Solutions, Inc. (Telecommunications)	684	42,764
Murphy Oil Corp. (Oil & Gas)	504	30,401
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,116	42,263
Nabors Industries, Ltd. (Oil & Gas)	756	13,215
NASDAQ Stock Market, Inc. (Diversified Financial Services)	324	11,479
National Oilwell Varco, Inc. (Oil & Gas Services)	1,260	102,287
Neilsen Holdings N.V. (Media)	612	24,137
NetApp, Inc. (Computers)	1,008	39,120
Netflix, Inc.* (Internet)	180	58,046
Newell Rubbermaid, Inc. (Housewares)	828	24,534
Newfield Exploration Co.* (Oil & Gas)	396	12,058
Newmont Mining Corp. (Mining)	1,440	39,254
News Corp.* - Class A (Media)	1,440	25,344
NextEra Energy, Inc. (Electric)	1,260	106,784
NIKE, Inc. - Class B (Apparel)	2,196	166,369
NiSource, Inc. (Gas)	900	28,368
Noble Corp. (Oil & Gas)	756	28,501
Noble Energy, Inc. (Oil & Gas)	1,044	78,227
Nordstrom, Inc. (Retail)	432	26,123
Norfolk Southern Corp. (Transportation)	900	77,418
Northeast Utilities System (Electric)	936	40,145
Northern Trust Corp. (Banks)	648	36,560
Northrop Grumman Corp. (Aerospace/Defense)	684	73,537
NRG Energy, Inc. (Electric)	936	26,704
Nucor Corp. (Iron/Steel)	936	48,457
NVIDIA Corp. (Semiconductors)	1,692	25,685
NYSE Euronext (Diversified Financial Services)	720	31,694
Occidental Petroleum Corp. (Oil & Gas)	2,340	224,827
Omnicom Group, Inc. (Advertising)	756	51,491
ONEOK, Inc. (Pipelines)	612	34,578
Oracle Corp. (Software)	10,440	349,740
O’Reilly Automotive, Inc.* (Retail)	324	40,114
Owens-Illinois, Inc.* (Packaging & Containers)	468	14,878
PACCAR, Inc. (Auto Manufacturers)	1,044	58,046
Pall Corp. (Miscellaneous Manufacturing)	324	26,088
Parker Hannifin Corp. (Miscellaneous Manufacturing)	432	50,423
Patterson Cos., Inc. (Healthcare - Products)	252	10,713
Paychex, Inc. (Commercial Services)	936	39,555
Peabody Energy Corp. (Coal)	792	15,428
Pentair, Ltd. (Miscellaneous Manufacturing)	576	38,644
People’s United Financial, Inc. (Savings & Loans)	936	13,506
Pepco Holdings, Inc. (Electric)	720	13,882
PepsiCo, Inc. (Beverages)	4,500	378,405
PerkinElmer, Inc. (Electronics)	324	12,325
Perrigo Co. (Pharmaceuticals)	288	39,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PetSmart, Inc. (Retail)	288	$20,955
Pfizer, Inc. (Pharmaceuticals)	19,368	594,210
PG&E Corp. (Electric)	1,296	54,238
Philip Morris International, Inc. (Agriculture)	4,752	423,498
Phillips 66 (Oil & Gas)	1,800	115,973
Pinnacle West Capital Corp. (Electric)	324	18,154
Pioneer Natural Resources Co. (Oil & Gas)	396	81,093
Pitney Bowes, Inc. (Office/Business Equipment)	576	12,292
Plum Creek Timber Co., Inc. (REIT)	468	21,247
PNC Financial Services Group (Banks)	1,548	113,824
PPG Industries, Inc. (Chemicals)	432	78,875
PPL Corp. (Electric)	1,836	56,237
Praxair, Inc. (Chemicals)	864	107,749
Precision Castparts Corp. (Metal Fabricate/Hardware)	432	109,490
Priceline.com, Inc.* (Internet)	144	151,752
Principal Financial Group, Inc. (Insurance)	792	37,588
Procter & Gamble Co. (Cosmetics/Personal Care)	8,028	648,261
Progressive Corp. (Insurance)	1,620	42,071
Prologis, Inc. (REIT)	1,476	58,966
Prudential Financial, Inc. (Insurance)	1,368	111,342
Public Service Enterprise Group, Inc. (Electric)	1,476	49,446
Public Storage, Inc. (REIT)	432	72,131
PulteGroup, Inc. (Home Builders)	1,008	17,791
PVH Corp. (Retail)	252	31,392
QEP Resources, Inc. (Oil & Gas)	540	17,852
Qualcomm, Inc. (Semiconductors)	5,004	347,628
Quanta Services, Inc.* (Commercial Services)	612	18,489
Quest Diagnostics, Inc. (Healthcare - Services)	432	25,881
Ralph Lauren Corp. (Apparel)	180	29,815
Range Resources Corp. (Oil & Gas)	468	35,432
Raytheon Co. (Aerospace/Defense)	936	77,098
Red Hat, Inc.* (Software)	540	23,366
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	216	62,122
Regions Financial Corp. (Banks)	4,068	39,175
Republic Services, Inc. (Environmental Control)	792	26,508
Reynolds American, Inc. (Agriculture)	936	48,082
Robert Half International, Inc. (Commercial Services)	396	15,258
Rockwell Automation, Inc. (Machinery - Diversified)	396	43,722
Rockwell Collins, Inc. (Aerospace/Defense)	396	27,653
Roper Industries, Inc. (Machinery - Diversified)	288	36,521
Ross Stores, Inc. (Retail)	648	50,123
Rowan Cos. PLC* - Class A (Oil & Gas)	360	12,989
Ryder System, Inc. (Transportation)	144	9,480
Safeway, Inc. (Food)	720	25,128
Salesforce.com, Inc.* (Software)	1,620	86,443
SanDisk Corp. (Computers)	720	50,040
SCANA Corp. (Electric)	396	18,465
Schlumberger, Ltd. (Oil & Gas Services)	3,888	364,383
Scripps Networks Interactive - Class A (Media)	324	26,082
Seagate Technology PLC (Computers)	900	43,812
Sealed Air Corp. (Packaging & Containers)	576	17,384
Sempra Energy (Gas)	648	59,058
Sherwin-Williams Co. (Chemicals)	252	47,376
Sigma-Aldrich Corp. (Chemicals)	360	31,115
Simon Property Group, Inc. (REIT)	900	139,096
SLM Corp. (Diversified Financial Services)	1,260	31,966
Snap-on, Inc. (Hand/Machine Tools)	180	18,733
Southern Co. (Electric)	2,556	104,566
Southwest Airlines Co. (Airlines)	2,052	35,335
Southwestern Energy Co.* (Oil & Gas)	1,044	38,858
Spectra Energy Corp. (Pipelines)	1,944	69,148
St. Jude Medical, Inc. (Healthcare - Products)	828	47,519
Stanley Black & Decker, Inc. (Hand/Machine Tools)	468	37,014
Staples, Inc. (Retail)	1,944	31,337
Starbucks Corp. (Retail)	2,196	177,986
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	576	42,406
State Street Corp. (Banks)	1,296	90,811
Stericycle, Inc.* (Environmental Control)	252	29,282
Stryker Corp. (Healthcare - Products)	864	63,815
SunTrust Banks, Inc. (Banks)	1,584	53,286
Symantec Corp. (Internet)	2,052	46,662
Sysco Corp. (Food)	1,728	55,884
T. Rowe Price Group, Inc. (Diversified Financial Services)	756	58,522
Target Corp. (Retail)	1,836	118,954
TE Connectivity, Ltd. (Electronics)	1,224	63,024
TECO Energy, Inc. (Electric)	612	10,508
Tenet Healthcare Corp.* (Healthcare - Services)	288	13,591
Teradata Corp.* (Computers)	468	20,625
Teradyne, Inc.* (Semiconductors)	576	10,074
Tesoro Petroleum Corp. (Oil & Gas)	396	19,360
Texas Instruments, Inc. (Semiconductors)	3,204	134,824
Textron, Inc. (Miscellaneous Manufacturing)	828	23,838
The ADT Corp. (Commercial Services)	576	24,981
The AES Corp. (Electric)	1,800	25,362
The Charles Schwab Corp. (Diversified Financial Services)	3,384	76,648
The Chubb Corp. (Insurance)	756	69,612
The Dow Chemical Co. (Chemicals)	3,528	139,250

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	756	$53,646
The Gap, Inc. (Retail)	792	29,296
The Goldman Sachs Group, Inc. (Banks)	1,224	196,893
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	720	15,106
The Hershey Co. (Food)	432	42,872
The Home Depot, Inc. (Retail)	4,176	325,268
The Interpublic Group of Cos., Inc. (Advertising)	1,224	20,563
The JM Smucker Co. - Class A (Food)	324	36,032
The Macerich Co. (REIT)	396	23,447
The Mosaic Co. (Chemicals)	1,008	46,217
The Travelers Cos., Inc. (Insurance)	1,080	93,204
The Williams Cos., Inc. (Pipelines)	2,016	71,991
Thermo Fisher Scientific, Inc. (Electronics)	1,044	102,082
Tiffany & Co. (Retail)	324	25,651
Time Warner Cable, Inc. (Media)	828	99,484
Time Warner, Inc. (Media)	2,700	185,598
TJX Cos., Inc. (Retail)	2,088	126,930
Torchmark Corp. (Insurance)	252	18,361
Total System Services, Inc. (Commercial Services)	504	15,034
Transocean, Ltd. (Oil & Gas)	1,008	47,447
TripAdvisor, Inc.* (Internet)	324	26,798
Twenty-First Century Fox, Inc. - Class A (Media)	5,796	197,527
Tyco International, Ltd. (Electronics)	1,368	50,000
Tyson Foods, Inc. - Class A (Food)	828	22,911
U.S. Bancorp (Banks)	5,364	200,399
Union Pacific Corp. (Transportation)	1,368	207,115
United Parcel Service, Inc. - Class B (Transportation)	2,124	208,663
United States Steel Corp. (Iron/Steel)	432	10,752
United Technologies Corp. (Aerospace/Defense)	2,484	263,926
UnitedHealth Group, Inc. (Healthcare - Services)	2,988	203,961
UnumProvident Corp. (Insurance)	756	23,995
Urban Outfitters, Inc.* (Retail)	324	12,273
V.F. Corp. (Apparel)	252	54,180
Valero Energy Corp. (Oil & Gas)	1,584	65,213
Varian Medical Systems, Inc.* (Healthcare - Products)	324	23,516
Ventas, Inc. (REIT)	864	56,367
VeriSign, Inc.* (Internet)	396	21,495
Verizon Communications, Inc. (Telecommunications)	8,388	423,678
Vertex Pharmaceuticals, Inc.* (Biotechnology)	684	48,797
Viacom, Inc. - Class B (Media)	1,260	104,945
Visa, Inc. - Class A (Commercial Services)	1,512	297,366
Vornado Realty Trust (REIT)	504	44,886
Vulcan Materials Co. (Mining)	396	21,206
W.W. Grainger, Inc. (Distribution/Wholesale)	180	48,414
Walgreen Co. (Retail)	2,556	151,417
Wal-Mart Stores, Inc. (Retail)	4,752	364,716
Walt Disney Co. (Media)	4,860	333,347
Washington Post Co. - Class B (Media)	36	23,160
Waste Management, Inc. (Environmental Control)	1,260	54,861
Waters Corp.* (Electronics)	252	25,432
WellPoint, Inc. (Healthcare - Services)	864	73,267
Wells Fargo & Co. (Banks)	14,148	603,977
Western Digital Corp. (Computers)	612	42,614
Western Union Co. (Commercial Services)	1,620	27,572
Weyerhaeuser Co. (REIT)	1,692	51,437
Whirlpool Corp. (Home Furnishings)	216	31,538
Whole Foods Market, Inc. (Food)	1,080	68,180
Windstream Holdings, Inc. (Telecommunications)	1,728	14,774
Wisconsin Energy Corp. (Electric)	648	27,287
WPX Energy, Inc.* (Oil & Gas)	576	12,753
Wyndham Worldwide Corp. (Lodging)	396	26,294
Wynn Resorts, Ltd. (Lodging)	252	41,895
Xcel Energy, Inc. (Electric)	1,440	41,558
Xerox Corp. (Office/Business Equipment)	3,384	33,637
Xilinx, Inc. (Semiconductors)	792	35,973
XL Group PLC (Insurance)	828	25,312
Xylem, Inc. (Machinery - Diversified)	540	18,630
Yahoo!, Inc.* (Internet)	2,772	91,282
YUM! Brands, Inc. (Retail)	1,296	87,636
Zimmer Holdings, Inc. (Healthcare - Products)	504	44,085
Zions Bancorp (Banks)	540	15,320
Zoetis, Inc. (Pharmaceuticals)	1,476	46,730

TOTAL COMMON STOCKS (Cost $29,309,515)		45,697,553

	Principal Amount
Repurchase Agreements(a)(b)(60.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $71,345,093	$71,345,000	71,345,000

TOTAL REPURCHASE AGREEMENTS (Cost $71,345,000)		71,345,000

TOTAL INVESTMENT SECURITIES (Cost $100,654,515) - 99.8%		117,042,553
Net other assets (liabilities) - 0.2%		249,348

NET ASSETS - 100.0%		$117,291,901

†	Number of shares is less than 0.50
*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $9,560,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $2,015,088)	23	$54,757

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$27,353,528	$(81,436)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	42,226,949	(145,640)
		$(227,076)

Bull ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$72,054	0.1%
Aerospace/Defense	920,424	0.8%
Agriculture	824,647	0.7%
Airlines	101,813	0.1%
Apparel	292,327	0.2%
Auto Manufacturers	356,249	0.3%
Auto Parts & Equipment	188,920	0.2%
Banks	3,374,084	2.9%
Beverages	1,023,177	0.9%
Biotechnology	1,134,761	1.0%
Building Materials	22,060	NM
Chemicals	1,170,479	1.0%
Coal	40,394	NM
Commercial Services	905,106	0.8%
Computers	2,646,966	2.3%
Cosmetics/Personal Care	891,737	0.8%
Distribution/Wholesale	143,028	0.1%
Diversified Financial Services	915,493	0.8%
Electric	1,258,248	1.1%
Electrical Components & Equipment	189,557	0.2%
Electronics	580,001	0.5%
Engineering & Construction	58,820	0.1%
Entertainment	14,213	NM
Environmental Control	110,651	0.1%
Food	834,070	0.7%
Forest Products & Paper	75,379	0.1%
Gas	135,652	0.1%
Hand/Machine Tools	55,747	NM
Healthcare - Products	806,890	0.7%
Healthcare - Services	545,038	0.5%
Holding Companies - Diversified	25,506	NM
Home Builders	50,119	NM
Home Furnishings	49,038	NM
Household Products/Wares	169,814	0.1%
Housewares	24,534	NM
Insurance	1,985,373	1.7%
Internet	1,859,459	1.6%
Iron/Steel	81,027	0.1%
Leisure Time	86,404	0.1%
Lodging	139,834	0.1%
Machinery - Construction & Mining	174,437	0.1%
Machinery - Diversified	281,735	0.2%
Media	1,663,904	1.4%
Metal Fabricate/Hardware	109,490	0.1%
Mining	200,656	0.2%
Miscellaneous Manufacturing	1,589,784	1.4%
Office/Business Equipment	45,929	NM
Oil & Gas	3,811,748	3.1%
Oil & Gas Services	747,757	0.6%
Packaging & Containers	64,873	0.1%
Pharmaceuticals	3,256,847	2.8%
Pipelines	245,631	0.2%
Real Estate	19,234	NM
REIT	886,927	0.8%
Retail	2,946,483	2.5%
Savings & Loans	26,114	NM
Semiconductors	1,279,174	1.1%
Software	1,656,634	1.4%
Telecommunications	1,665,383	1.4%
Textiles	15,486	NM
Toys/Games/Hobbies	61,460	0.1%
Transportation	788,774	0.7%
Other **	71,594,348	61.0%
Total	$117,291,901	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (58.6%)
3D Systems Corp.* (Computers)	5,369	$334,167
Aaron’s, Inc. (Commercial Services)	4,130	117,168
ACI Worldwide, Inc.* (Software)	2,065	113,823
Acuity Brands, Inc. (Electrical Components & Equipment)	2,478	249,064
Acxiom Corp.* (Software)	4,130	137,240
ADTRAN, Inc. (Telecommunications)	3,304	77,578
Advance Auto Parts, Inc. (Retail)	4,130	409,614
Advanced Micro Devices, Inc.* (Semiconductors)	33,866	113,112
Advent Software, Inc. (Software)	2,478	83,137
Aecom Technology Corp.* (Engineering & Construction)	5,782	183,752
Aeropostale, Inc.* (Retail)	4,543	42,204
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,891	570,799
AGCO Corp. (Machinery - Diversified)	4,956	289,331
Alaska Air Group, Inc. (Airlines)	3,717	262,643
Albemarle Corp. (Chemicals)	4,543	300,701
Alexander & Baldwin, Inc.* (Real Estate)	2,478	91,686
Alexandria Real Estate Equities, Inc. (REIT)	4,130	271,671
Alleghany Corp.* (Insurance)	826	334,877
Alliance Data Systems Corp.* (Commercial Services)	2,891	685,340
Alliant Energy Corp. (Electric)	6,195	323,503
Alliant Techsystems, Inc. (Aerospace/Defense)	1,652	179,853
Allscripts Healthcare Solutions, Inc.* (Software)	8,673	119,948
Alpha Natural Resources, Inc.* (Coal)	12,390	86,730
AMC Networks, Inc.* - Class A (Media)	3,304	231,577
American Campus Communities, Inc. (REIT)	5,782	199,826
American Eagle Outfitters, Inc. (Retail)	9,499	147,140
American Financial Group, Inc. (Insurance)	4,130	232,354
ANN, Inc.* (Retail)	2,478	87,622
ANSYS, Inc.* (Software)	4,956	433,401
AOL, Inc.* (Internet)	4,130	149,671
Apollo Group, Inc.* - Class A (Commercial Services)	5,369	143,299
Apollo Investment Corp. (Investment Companies)	12,390	105,687
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,717	238,483
Aqua America, Inc. (Water)	9,912	249,584
Arch Coal, Inc. (Coal)	11,977	50,782
Arrow Electronics, Inc.* (Distribution/Wholesale)	5,369	257,820
Arthur J. Gallagher & Co. (Insurance)	7,021	333,146
Ascena Retail Group, Inc.* (Retail)	7,021	138,945
Ashland, Inc. (Chemicals)	4,130	382,233
Aspen Insurance Holdings, Ltd. (Insurance)	3,717	145,000
Associated Banc-Corp. (Banks)	9,086	147,738
Astoria Financial Corp. (Savings & Loans)	4,543	60,013
Atmel Corp.* (Semiconductors)	23,541	171,378
Atmos Energy Corp. (Gas)	4,956	219,402
Atwood Oceanics, Inc.* (Oil & Gas)	3,304	175,542
Avnet, Inc. (Electronics)	7,434	295,130
Bally Technologies, Inc.* (Entertainment)	2,065	151,034
BancorpSouth, Inc. (Banks)	4,543	100,400
Bank of Hawaii Corp. (Banks)	2,478	143,674
BE Aerospace, Inc.* (Aerospace/Defense)	5,369	435,749
Big Lots, Inc.* (Retail)	3,304	120,133
Bill Barrett Corp.* (Oil & Gas)	2,891	79,994
BioMed Realty Trust, Inc. (REIT)	10,738	213,901
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	1,239	153,041
Black Hills Corp. (Electric)	2,478	125,684
Bob Evans Farms, Inc. (Retail)	1,652	94,313
BRE Properties, Inc. - Class A (REIT)	4,130	225,539
Brinker International, Inc. (Retail)	3,717	165,109
Broadridge Financial Solutions, Inc. (Software)	6,608	232,337
Brown & Brown, Inc. (Insurance)	6,608	210,993
Cabela’s, Inc.* (Retail)	2,478	146,995
Cabot Corp. (Chemicals)	3,304	153,999
Cadence Design Systems, Inc.* (Computers)	15,694	203,551
Camden Property Trust (REIT)	4,543	291,661
CARBO Ceramics, Inc. (Oil & Gas Services)	1,239	155,296
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,717	270,151
Carpenter Technology Corp. (Iron/Steel)	2,891	171,523
Carter’s, Inc. (Apparel)	3,304	228,472
Cathay Bancorp, Inc. (Banks)	4,130	101,722
CBOE Holdings, Inc. (Diversified Financial Services)	4,956	240,366
Charles River Laboratories International, Inc.* (Biotechnology)	2,891	142,266
Chico’s FAS, Inc. (Retail)	9,086	155,825
Church & Dwight, Inc. (Household Products/Wares)	7,847	511,232
Ciena Corp.* (Telecommunications)	5,782	134,547
Cimarex Energy Co. (Oil & Gas)	4,956	522,114
Cinemark Holdings, Inc. (Entertainment)	5,782	189,708
City National Corp. (Banks)	2,478	178,689
Clarcor, Inc. (Miscellaneous Manufacturing)	2,891	169,066
Clean Harbors, Inc.* (Environmental Control)	2,891	178,519
Cleco Corp. (Electric)	3,304	153,107
Commerce Bancshares, Inc. (Banks)	4,130	190,021
Commercial Metals Co. (Iron/Steel)	6,608	121,323
Community Health Systems, Inc. (Healthcare - Services)	5,369	234,249
CommVault Systems, Inc.* (Software)	2,478	193,482
Compass Minerals International, Inc. (Mining)	1,652	123,024
Compuware Corp. (Software)	11,977	127,914

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Concur Technologies, Inc.* (Software)	2,478	$259,199
Convergys Corp. (Commercial Services)	5,782	114,137
Con-way, Inc. (Transportation)	3,304	136,125
Copart, Inc.* (Retail)	6,195	199,665
CoreLogic, Inc.* (Commercial Services)	5,369	178,627
Corporate Office Properties Trust (REIT)	4,956	121,918
Corrections Corp. of America (REIT)	6,608	244,496
Covance, Inc.* (Healthcare - Services)	3,304	294,915
Crane Co. (Miscellaneous Manufacturing)	2,891	183,579
Cree, Inc.* (Semiconductors)	6,608	401,437
CST Brands, Inc. (Retail)	3,304	106,521
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,717	230,454
Cullen/Frost Bankers, Inc. (Banks)	2,891	204,654
Cypress Semiconductor Corp. (Semiconductors)	7,434	68,988
Cytec Industries, Inc. (Chemicals)	2,065	171,581
Dean Foods Co.* (Food)	5,369	104,696
Deckers Outdoor Corp.* (Apparel)	2,065	142,134
Deluxe Corp. (Commercial Services)	2,891	136,137
DeVry, Inc. (Commercial Services)	3,304	118,614
Dick’s Sporting Goods, Inc. (Retail)	5,782	307,660
Diebold, Inc. (Computers)	3,717	111,361
Domino’s Pizza, Inc. (Retail)	2,891	193,870
Domtar Corp. (Forest Products & Paper)	1,652	139,941
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,434	294,460
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	4,130	141,411
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,130	250,980
Dril-Quip, Inc.* (Oil & Gas Services)	2,065	242,472
DST Systems, Inc. (Computers)	1,652	140,040
Duke Realty Corp. (REIT)	18,172	301,110
Eagle Materials, Inc. (Building Materials)	2,891	216,854
East West Bancorp, Inc. (Banks)	7,434	250,451
Eaton Vance Corp. (Diversified Financial Services)	6,608	276,280
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	6,195	270,907
Energen Corp. (Oil & Gas)	4,130	323,462
Energizer Holdings, Inc. (Electrical Components & Equipment)	3,304	324,155
Equinix, Inc.* (Internet)	2,891	466,838
Equity One, Inc. (REIT)	3,304	79,659
Essex Property Trust, Inc. (REIT)	2,065	332,465
Esterline Technologies Corp.* (Aerospace/Defense)	1,652	132,424
Everest Re Group, Ltd. (Insurance)	2,891	444,463
Exelis, Inc. (Aerospace/Defense)	10,325	170,259
Extra Space Storage, Inc. (REIT)	5,782	265,914
FactSet Research Systems, Inc. (Media)	2,065	224,961
Fair Isaac Corp. (Software)	2,065	118,283
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,021	88,956
Federal Realty Investment Trust (REIT)	3,717	385,081
Federated Investors, Inc. - Class B (Diversified Financial Services)	5,369	145,607
Fidelity National Title Group, Inc. - Class A (Insurance)	13,629	383,657
First American Financial Corp. (Insurance)	5,782	149,523
First Horizon National Corp. (Banks)	13,216	140,750
First Niagara Financial Group, Inc. (Savings & Loans)	19,824	218,659
FirstMerit Corp. (Banks)	9,086	204,072
Flowers Foods, Inc. (Food)	9,912	251,170
Foot Locker, Inc. (Retail)	8,260	286,622
Fortune Brands Home & Security, Inc. (Building Materials)	9,086	391,425
FTI Consulting, Inc.* (Commercial Services)	2,065	83,798
Fulton Financial Corp. (Banks)	10,738	131,111
Gartner Group, Inc.* (Commercial Services)	5,369	316,503
GATX Corp. (Trucking & Leasing)	2,478	127,741
General Cable Corp. (Electrical Components & Equipment)	2,891	95,201
Genesee & Wyoming, Inc.* - Class A (Transportation)	2,478	247,404
Gentex Corp. (Electronics)	7,847	231,016
Global Payments, Inc. (Commercial Services)	4,130	245,652
Graco, Inc. (Machinery - Diversified)	3,304	255,267
Granite Construction, Inc. (Engineering & Construction)	2,065	66,803
Great Plains Energy, Inc. (Electric)	8,673	203,295
Green Mountain Coffee Roasters, Inc.* (Beverages)	7,434	466,930
Greenhill & Co., Inc. (Diversified Financial Services)	1,652	84,748
Greif, Inc. - Class A (Packaging & Containers)	1,652	88,365
GUESS?, Inc. (Retail)	3,304	103,250
Gulfport Energy Corp.* (Oil & Gas)	4,543	266,628
Hancock Holding Co. (Banks)	4,543	148,920
Hanesbrands, Inc. (Apparel)	5,369	365,736
Hanover Insurance Group, Inc. (Insurance)	2,478	145,062
Harris Teeter Supermarkets, Inc. (Food)	2,891	142,584
Harsco Corp. (Miscellaneous Manufacturing)	4,543	126,659
Hawaiian Electric Industries, Inc. (Electric)	5,369	142,654
HCC Insurance Holdings, Inc. (Insurance)	5,369	245,095
Health Management Associates, Inc.* - Class A (Healthcare - Services)	14,455	185,313
Health Net, Inc.* (Healthcare - Services)	4,543	138,107
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,369	127,031
Henry Schein, Inc.* (Healthcare - Products)	4,956	557,203
Herman Miller, Inc. (Office Furnishings)	3,304	100,244
Highwoods Properties, Inc. (REIT)	4,956	191,302

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hill-Rom Holdings, Inc. (Healthcare - Products)	3,304	$136,422
Hillshire Brands Co. (Food)	7,021	230,499
HMS Holdings Corp.* (Commercial Services)	4,956	104,720
HNI Corp. (Office Furnishings)	2,478	96,270
HollyFrontier Corp. (Oil & Gas)	11,151	513,616
Hologic, Inc.* (Healthcare - Products)	14,868	332,895
Home Properties, Inc. (REIT)	3,304	199,264
Hospitality Properties Trust (REIT)	7,847	230,545
HSN, Inc. (Retail)	2,065	108,206
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,891	310,898
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,891	206,851
IDACORP, Inc. (Electric)	2,891	149,176
IDEX Corp. (Machinery - Diversified)	4,543	314,148
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,891	311,823
Informatica Corp.* (Software)	6,195	239,127
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	8,673	200,953
Ingredion, Inc. (Food)	4,130	271,589
Integrated Device Technology, Inc.* (Semiconductors)	7,434	79,098
InterDigital, Inc. (Telecommunications)	2,478	96,023
International Bancshares Corp. (Banks)	3,304	75,496
International Rectifier Corp.* (Semiconductors)	4,130	107,545
International Speedway Corp. - Class A (Entertainment)	1,652	54,037
Intersil Corp. - Class A (Semiconductors)	7,021	78,354
Intrepid Potash, Inc. (Chemicals)	2,891	42,931
Itron, Inc.* (Electronics)	2,065	88,114
ITT Corp. (Miscellaneous Manufacturing)	4,956	196,902
J.B. Hunt Transport Services, Inc. (Transportation)	4,956	371,848
Jack Henry & Associates, Inc. (Computers)	4,543	248,093
Janus Capital Group, Inc. (Diversified Financial Services)	8,260	81,526
Jarden Corp.* (Household Products/Wares)	6,608	365,819
JetBlue Airways Corp.* (Airlines)	11,977	84,917
John Wiley & Sons, Inc. (Media)	2,478	124,618
Jones Lang LaSalle, Inc. (Real Estate)	2,478	235,906
KB Home (Home Builders)	4,543	77,095
KBR, Inc. (Engineering & Construction)	8,260	285,300
Kemper Corp. (Insurance)	2,891	107,025
Kennametal, Inc. (Hand/Machine Tools)	4,130	189,980
Kilroy Realty Corp. (REIT)	4,543	241,506
Kirby Corp.* (Transportation)	3,304	292,371
Lamar Advertising Co.* - Class A (Advertising)	3,717	169,904
Lancaster Colony Corp. (Food)	1,239	102,825
Landstar System, Inc. (Transportation)	2,478	137,009
Leidos Holdings, Inc. (Commercial Services)	4,026	189,584
Lender Processing Services, Inc. (Commercial Services)	4,543	156,824
Lennox International, Inc. (Building Materials)	2,478	193,433
Lexmark International, Inc. - Class A (Computers)	3,304	117,457
Liberty Property Trust (REIT)	7,847	291,830
Life Time Fitness, Inc.* (Leisure Time)	2,065	93,792
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,478	127,964
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,543	314,557
LKQ Corp.* (Distribution/Wholesale)	16,520	545,656
Louisiana-Pacific Corp.* (Building Materials)	7,847	133,477
M.D.C. Holdings, Inc. (Home Builders)	2,065	60,277
Mack-Cali Realty Corp. (REIT)	4,956	101,895
Mallinckrodt PLC* (Pharmaceuticals)	3,304	138,801
Manpower, Inc. (Commercial Services)	4,543	354,807
ManTech International Corp. - Class A (Software)	1,239	34,618
Martin Marietta Materials (Building Materials)	2,478	243,067
Masimo Corp. (Healthcare - Products)	2,891	74,067
Matson, Inc. (Transportation)	2,478	67,129
Matthews International Corp. - Class A (Commercial Services)	1,652	67,071
MDU Resources Group, Inc. (Electric)	10,325	307,479
Mednax, Inc.* (Healthcare - Services)	2,891	315,177
Mentor Graphics Corp. (Computers)	5,369	118,548
Mercury General Corp. (Insurance)	2,065	96,146
Meredith Corp. (Media)	2,065	105,935
Mettler Toledo International, Inc.* (Electronics)	1,652	408,804
Micros Systems, Inc.* (Computers)	4,130	224,053
Mid-America Apartment Communities, Inc. (REIT)	4,130	274,232
Mine Safety Appliances Co. (Environmental Control)	1,652	79,560
Minerals Technologies, Inc. (Chemicals)	2,065	116,941
Mohawk Industries, Inc.* (Textiles)	3,304	437,516
MSC Industrial Direct Co. - Class A (Retail)	2,478	189,245
MSCI, Inc.* - Class A (Software)	6,608	269,408
Murphy USA, Inc.* (Oil & Gas)	2,478	100,557
National Fuel Gas Co. (Electric)	4,543	325,051
National Instruments Corp. (Electronics)	5,369	155,969
National Retail Properties, Inc. (REIT)	6,608	227,315
NCR Corp.* (Computers)	9,086	332,093
NeuStar, Inc.* - Class A (Telecommunications)	3,717	170,684
New York Community Bancorp (Savings & Loans)	24,367	394,989
NewMarket Corp. (Chemicals)	826	257,183
Nordson Corp. (Machinery - Diversified)	3,304	238,185

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NV Energy, Inc. (Electric)	13,216	$313,748
NVR, Inc.* (Home Builders)	413	378,853
Oceaneering International, Inc. (Oil & Gas Services)	6,195	532,027
Office Depot, Inc.* (Retail)	13,216	73,877
OGE Energy Corp. (Electric)	11,151	411,471
Oil States International, Inc.* (Oil & Gas Services)	2,891	314,049
Old Republic International Corp. (Insurance)	13,216	221,897
Olin Corp. (Chemicals)	4,543	102,263
OMEGA Healthcare Investors, Inc. (REIT)	6,608	219,650
Omnicare, Inc. (Pharmaceuticals)	5,782	318,878
Oshkosh Truck Corp.* (Auto Manufacturers)	4,956	235,856
Owens & Minor, Inc. (Distribution/Wholesale)	3,717	139,090
Packaging Corp. of America (Packaging & Containers)	5,369	334,382
Panera Bread Co.* - Class A (Retail)	1,652	260,884
Patterson-UTI Energy, Inc. (Oil & Gas)	8,260	200,388
Plantronics, Inc. (Telecommunications)	2,478	106,405
PNM Resources, Inc. (Electric)	4,543	108,669
Polaris Industries, Inc. (Leisure Time)	3,717	486,741
Polycom, Inc.* (Telecommunications)	9,499	98,790
Post Holdings, Inc.* (Food)	1,652	70,953
Potlatch Corp. (REIT)	2,065	84,314
Primerica, Inc. (Insurance)	2,891	124,168
Prosperity Bancshares, Inc. (Banks)	3,304	206,335
Protective Life Corp. (Insurance)	4,543	209,341
PTC, Inc.* (Software)	6,608	183,174
Questar Corp. (Gas)	9,912	234,518
R.R. Donnelley & Sons Co. (Commercial Services)	9,912	184,066
Rackspace Hosting, Inc.* (Internet)	6,195	317,370
Raymond James Financial Corp. (Diversified Financial Services)	7,021	320,509
Rayonier, Inc. (REIT)	7,021	330,127
Realty Income Corp. (REIT)	10,738	447,238
Regal-Beloit Corp. (Hand/Machine Tools)	2,478	181,712
Regency Centers Corp. (REIT)	4,956	256,027
Regis Corp. (Retail)	2,478	35,931
Reinsurance Group of America, Inc. (Insurance)	4,130	293,973
Reliance Steel & Aluminum Co. (Iron/Steel)	4,130	302,688
Rent-A-Center, Inc. (Commercial Services)	2,891	98,988
ResMed, Inc. (Healthcare - Products)	7,847	406,004
RF Micro Devices, Inc.* (Telecommunications)	15,694	82,394
Riverbed Technology, Inc.* (Computers)	9,086	134,655
Rock-Tenn Co. - Class A (Packaging & Containers)	4,130	441,952
Rollins, Inc. (Commercial Services)	3,717	102,738
Rosetta Resources, Inc.* (Oil & Gas)	3,304	198,042
Rovi Corp.* (Semiconductors)	5,782	96,906
Royal Gold, Inc. (Mining)	3,717	178,565
RPM, Inc. (Chemicals)	7,434	287,844
Saks, Inc.* (Retail)	5,782	92,454
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,304	237,062
Scholastic Corp. (Media)	1,239	35,547
Science Applications International Corp. (Commercial Services)	2,065	72,791
Scientific Games Corp.* - Class A (Entertainment)	2,891	52,847
SEI Investments Co. (Commercial Services)	7,847	260,442
Semtech Corp.* (Semiconductors)	3,717	115,636
Senior Housing Properties Trust (REIT)	10,325	254,408
Sensient Technologies Corp. (Chemicals)	2,891	150,708
Service Corp. International (Commercial Services)	11,564	208,268
Signature Bank* (Banks)	2,478	252,311
Signet Jewelers, Ltd. (Retail)	4,543	339,180
Silgan Holdings, Inc. (Packaging & Containers)	2,478	111,683
Silicon Laboratories, Inc.* (Semiconductors)	2,065	83,054
Skyworks Solutions, Inc.* (Semiconductors)	10,325	266,179
SL Green Realty Corp. (REIT)	4,956	468,690
SM Energy Co. (Oil & Gas)	3,717	329,364
Solarwinds, Inc.* (Software)	3,717	134,518
Solera Holdings, Inc. (Software)	3,717	208,970
Sonoco Products Co. (Packaging & Containers)	5,369	218,196
Sotheby’s - Class A (Commercial Services)	3,717	192,912
SPX Corp. (Miscellaneous Manufacturing)	2,478	224,779
StanCorp Financial Group, Inc. (Insurance)	2,478	145,954
Steel Dynamics, Inc. (Iron/Steel)	12,390	222,648
STERIS Corp. (Healthcare - Products)	3,304	149,308
SunEdison, Inc.* (Semiconductors)	13,216	122,909
Superior Energy Services, Inc.* (Oil & Gas Services)	8,673	232,697
SUPERVALU, Inc.* (Food)	10,738	75,488
SVB Financial Group* (Banks)	2,478	237,343
Synopsys, Inc.* (Computers)	8,673	316,131
Synovus Financial Corp. (Banks)	54,103	175,835
Taubman Centers, Inc. (REIT)	3,717	244,541
TCF Financial Corp. (Banks)	9,086	137,925
Tech Data Corp.* (Electronics)	2,065	107,504
Techne Corp. (Healthcare - Products)	1,652	144,368
Teleflex, Inc. (Healthcare - Products)	2,478	228,422
Telephone & Data Systems, Inc. (Telecommunications)	5,369	167,405
Tempur-Pedic International, Inc.* (Home Furnishings)	3,304	126,708
Terex Corp.* (Machinery - Construction & Mining)	6,195	216,515

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Commercial Services)	2,478	$77,809
The Cheesecake Factory, Inc. (Retail)	2,891	136,600
The Cooper Cos., Inc. (Healthcare - Products)	2,891	373,546
The Corporate Executive Board Co. (Commercial Services)	2,065	150,539
The New York Times Co. - Class A (Media)	7,021	97,100
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,478	145,508
The Timken Co. (Metal Fabricate/Hardware)	4,543	239,916
The Valspar Corp. (Chemicals)	4,543	317,874
The Wendy’s Co. (Retail)	15,694	136,381
Thor Industries, Inc. (Home Builders)	2,478	143,749
Thoratec Corp.* (Healthcare - Products)	3,304	142,700
Tibco Software, Inc.* (Internet)	8,673	213,009
Tidewater, Inc. (Transportation)	2,891	174,096
Toll Brothers, Inc.* (Home Builders)	8,260	271,589
Tootsie Roll Industries, Inc. (Food)	1,239	39,648
Towers Watson & Co. - Class A (Commercial Services)	3,717	426,749
Tractor Supply Co. (Retail)	7,434	530,417
Trimble Navigation, Ltd.* (Electronics)	14,042	401,180
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,543	230,012
Triumph Group, Inc. (Aerospace/Defense)	2,891	207,140
Trustmark Corp. (Banks)	3,717	100,954
Tupperware Corp. (Household Products/Wares)	2,891	259,178
tw telecom, Inc.* (Telecommunications)	8,260	260,355
UDR, Inc. (REIT)	14,042	348,382
UGI Corp. (Gas)	6,195	256,287
Under Armour, Inc.* - Class A (Apparel)	4,543	368,664
Unit Corp.* (Oil & Gas)	2,478	127,394
United Natural Foods, Inc.* (Food)	2,891	206,562
United Rentals, Inc.* (Commercial Services)	5,369	346,784
United Therapeutics Corp.* (Biotechnology)	2,478	219,353
Universal Corp. (Agriculture)	1,239	65,704
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,956	399,256
URS Corp. (Engineering & Construction)	4,130	223,929
UTI Worldwide, Inc. (Transportation)	4,956	75,331
Valassis Communications, Inc. - Class A (Commercial Services)	2,065	56,498
Valley National Bancorp (Banks)	11,151	108,722
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,652	232,106
ValueClick, Inc.* (Internet)	3,717	71,404
VCA Antech, Inc.* (Pharmaceuticals)	4,956	140,998
Vectren Corp. (Gas)	4,543	158,642
VeriFone Systems, Inc.* (Software)	6,195	140,379
Vishay Intertechnology, Inc.* (Electronics)	7,434	91,215
W.R. Berkley Corp. (Insurance)	6,195	272,022
Wabtec Corp. (Machinery - Diversified)	5,369	350,006
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,956	306,033
Washington Federal, Inc. (Savings & Loans)	5,782	131,714
Waste Connections, Inc. (Environmental Control)	7,021	300,078
Watsco, Inc. (Distribution/Wholesale)	1,652	157,419
Webster Financial Corp. (Banks)	4,956	138,223
Weingarten Realty Investors (REIT)	6,195	196,567
WellCare Health Plans, Inc.* (Healthcare - Services)	2,478	165,233
Werner Enterprises, Inc. (Transportation)	2,478	57,390
Westamerica Bancorp (Banks)	1,652	85,045
Westar Energy, Inc. (Electric)	7,021	221,934
WEX, Inc.* (Commercial Services)	2,065	192,768
WGL Holdings, Inc. (Gas)	2,891	130,124
Whitewave Foods Co.* (Food)	9,499	190,075
Williams-Sonoma, Inc. (Retail)	4,956	259,893
Woodward, Inc. (Electronics)	3,304	132,457
World Fuel Services Corp. (Retail)	4,130	157,560
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,891	117,201
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	2,891	139,664

TOTAL COMMON STOCKS (Cost $75,349,013)		82,215,973

	Principal Amount
Repurchase Agreements(a)(b)(40.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $56,773,074	$56,773,000	56,773,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,773,000)		56,773,000

TOTAL INVESTMENT SECURITIES (Cost $132,122,013) - 99.0%		138,988,973
Net other assets (liabilities) - 1.0%		1,471,262

NET ASSETS - 100.0%		$140,460,235

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $5,008,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $17,492,320)	136	$787,881

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$24,285,265	$(87,617)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	16,248,171	(63,222)
		$(150,839)

Mid-Cap ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$169,904	0.1%
Aerospace/Defense	1,125,425	0.8%
Agriculture	65,704	NM
Airlines	347,560	0.2%
Apparel	1,105,006	0.8%
Auto Manufacturers	235,856	0.2%
Banks	3,460,391	2.5%
Beverages	466,930	0.3%
Biotechnology	745,114	0.5%
Building Materials	1,178,256	0.8%
Chemicals	2,284,258	1.6%
Coal	137,512	0.1%
Commercial Services	5,383,633	3.9%
Computers	2,280,148	1.6%
Distribution/Wholesale	1,300,938	0.9%
Diversified Financial Services	2,025,868	1.4%
Electric	2,785,772	2.0%
Electrical Components & Equipment	979,318	0.7%
Electronics	1,911,389	1.4%
Engineering & Construction	759,784	0.5%
Entertainment	589,037	0.4%
Environmental Control	558,157	0.4%
Food	1,686,089	1.2%
Forest Products & Paper	139,941	0.1%
Gas	998,973	0.7%
Hand/Machine Tools	686,249	0.5%
Healthcare - Products	2,856,758	2.0%
Healthcare - Services	1,860,214	1.3%
Home Builders	931,563	0.7%
Home Furnishings	126,708	0.1%
Household Products/Wares	1,281,737	0.9%
Insurance	4,094,697	2.9%
Internet	1,218,292	0.9%
Investment Companies	105,687	0.1%
Iron/Steel	818,182	0.6%
Leisure Time	580,533	0.4%
Machinery - Construction & Mining	216,515	0.2%
Machinery - Diversified	1,586,601	1.1%
Media	819,739	0.6%
Metal Fabricate/Hardware	589,223	0.4%
Mining	301,589	0.2%
Miscellaneous Manufacturing	1,934,091	1.4%
Office Furnishings	196,514	0.1%
Oil & Gas	2,837,099	2.0%
Oil & Gas Services	1,854,552	1.3%
Packaging & Containers	1,194,578	0.9%
Pharmaceuticals	1,106,646	0.8%
Real Estate	327,592	0.2%
REIT	7,541,074	5.5%
Retail	5,026,115	3.6%
Savings & Loans	805,375	0.6%
Semiconductors	1,793,552	1.3%
Shipbuilding	206,851	0.1%
Software	3,028,959	2.2%
Telecommunications	1,194,181	0.9%
Textiles	437,516	0.3%
Transportation	1,558,703	1.1%
Trucking & Leasing	127,741	0.1%
Water	249,584	0.2%
Other **	58,244,262	41.4%
Total	$140,460,235	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (35.3%)
1-800-Flowers.com, Inc.* - Class A (Internet)	306	$1,662
1st United Bancorp, Inc. (Banks)	357	2,727
8x8, Inc.* (Telecommunications)	612	7,014
A.H. Belo Corp. - Class A (Media)	765	10,503
AAON, Inc. (Building Materials)	204	5,510
AAR Corp. (Aerospace/Defense)	306	8,960
Abaxis, Inc. (Healthcare - Products)	153	5,467
ABIOMED, Inc.* (Healthcare - Products)	306	7,338
ABM Industries, Inc. (Commercial Services)	408	11,224
Abraxas Petroleum Corp.* (Oil & Gas)	1,020	2,948
Acacia Research Corp. (Commercial Services)	357	5,387
Acadia Healthcare Co., Inc.* (Healthcare - Services)	255	11,057
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	510	11,592
Acadia Realty Trust (REIT)	408	10,881
Accelrys, Inc.* (Software)	510	4,769
Acco Brands Corp.* (Household Products/Wares)	918	5,370
Accretive Health, Inc.* (Commercial Services)	510	4,213
Accuray, Inc.* (Healthcare - Products)	663	4,475
Accuride Corp.* (Auto Parts & Equipment)	459	2,066
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	255	1,714
Aceto Corp. (Chemicals)	255	4,067
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	765	1,920
ACI Worldwide, Inc.* (Software)	306	16,867
Acorda Therapeutics, Inc.* (Biotechnology)	306	9,367
Actuant Corp. - Class A (Miscellaneous Manufacturing)	510	19,156
Actuate Corp.* (Software)	459	3,677
Acuity Brands, Inc. (Electrical Components & Equipment)	306	30,755
Acxiom Corp.* (Software)	561	18,642
ADTRAN, Inc. (Telecommunications)	459	10,777
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	6,389
Advent Software, Inc. (Software)	255	8,555
Advisory Board Co.* (Commercial Services)	255	17,494
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	16,894
Aegion Corp.* (Engineering & Construction)	306	6,273
Aeroflex Holding Corp.* (Semiconductors)	255	1,976
Aeropostale, Inc.* (Retail)	612	5,685
Aerovironment, Inc.* (Aerospace/Defense)	153	4,148
AFC Enterprises, Inc.* (Retail)	204	9,094
Affymetrix, Inc.* (Healthcare - Products)	714	5,048
AG Mortgage Investment Trust, Inc. (REIT)	255	4,167
AH Belo Corp. - Class A (Media)	255	2,050
Air Methods Corp. (Healthcare - Services)	306	13,378
Air Transport Services Group, Inc.* (Transportation)	510	3,692
Aircastle, Ltd. (Diversified Financial Services)	510	9,624
AK Steel Holding Corp.* (Iron/Steel)	1,224	5,386
Akorn, Inc.* (Pharmaceuticals)	459	9,382
Albany International Corp. - Class A (Machinery - Diversified)	204	7,509
Albany Molecular Research, Inc.* (Commercial Services)	255	3,341
Alexander & Baldwin, Inc.* (Real Estate)	306	11,323
Align Technology, Inc.* (Healthcare - Products)	510	29,102
ALLETE, Inc. (Electric)	306	15,462
Alliance One International, Inc.* (Agriculture)	867	2,575
Allied Nevada Gold Corp.* (Mining)	867	3,537
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	408	23,506
ALON USA Energy, Inc. (Oil & Gas)	204	2,464
Alpha Natural Resources, Inc.* (Coal)	1,683	11,781
Alphatec Holdings, Inc.* (Healthcare - Products)	867	1,578
Altisource Residential Corp. (Diversified Financial Services)	204	5,420
Altra Holdings, Inc. (Machinery - Diversified)	204	6,195
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	5,504
Ambac Financial Group, Inc.* (Insurance)	357	7,208
Ambarella, Inc.* (Semiconductors)	204	4,192
AMCOL International Corp. (Mining)	204	6,544
Amedisys, Inc.* (Healthcare - Services)	306	4,982
Ameresco, Inc.* (Electric)	255	2,667
American Apparel, Inc.* (Apparel)	867	1,162
American Assets Trust, Inc. (REIT)	255	8,489
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	510	9,491
American Capital Mortgage Investment Corp. (REIT)	459	8,771
American Equity Investment Life Holding Co. (Insurance)	510	10,628
American Realty Capital Properties, Inc. (REIT)	1,122	14,889
American Software, Inc. - Class A (Software)	255	2,231
American States Water Co. (Water)	306	8,714
American Superconductor Corp.* (Electrical Components & Equipment)	714	1,557
American Vanguard Corp. (Chemicals)	255	6,656
Ameris Bancorp* (Banks)	204	3,733
Amicus Therapeutics, Inc.* (Pharmaceuticals)	612	1,297
Amkor Technology, Inc.* (Semiconductors)	663	3,521
AMN Healthcare Services, Inc.* (Commercial Services)	408	5,059
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,156

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmSurg Corp.* (Healthcare - Services)	255	$10,937
AmTrust Financial Services, Inc. (Insurance)	204	7,825
Amyris, Inc.* (Energy - Alternate Sources)	510	1,285
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	357	4,645
ANADIGICS, Inc.* (Semiconductors)	969	1,957
Angie’s List, Inc.* (Internet)	306	4,312
AngioDynamics, Inc.* (Healthcare - Products)	255	4,009
Anixter International, Inc.* (Telecommunications)	204	17,439
ANN, Inc.* (Retail)	357	12,624
Antares Pharma, Inc.* (Pharmaceuticals)	1,020	4,080
Anworth Mortgage Asset Corp. (REIT)	1,173	5,759
API Technologies Corp.* (Aerospace/Defense)	561	1,638
Apogee Enterprises, Inc. (Building Materials)	255	7,976
Apollo Commercial Real Estate Finance, Inc. (REIT)	306	4,930
Apollo Investment Corp. (Investment Companies)	1,683	14,356
Apollo Residential Mortgage, Inc. (REIT)	255	3,840
Applied Industrial Technologies, Inc. (Machinery - Diversified)	306	14,477
Applied Micro Circuits Corp.* (Semiconductors)	561	6,541
Approach Resources, Inc.* (Oil & Gas)	255	7,178
Arabian American Development Co.* (Oil & Gas)	255	2,321
ARC Document Solutions, Inc.* (Commercial Services)	510	3,182
Arch Coal, Inc. (Coal)	1,734	7,352
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,632	7,164
Argo Group International Holdings, Ltd. (Insurance)	204	8,564
Arkansas Best Corp. (Transportation)	204	5,583
Armada Hoffler Properties, Inc. (REIT)	204	1,962
ARMOUR Residential REIT, Inc. (REIT)	2,805	11,557
ArQule, Inc.* (Biotechnology)	816	1,836
Array BioPharma, Inc.* (Pharmaceuticals)	1,020	5,120
ARRIS Group, Inc.* (Telecommunications)	867	15,485
ArthroCare Corp.* (Healthcare - Products)	204	7,638
Aruba Networks, Inc.* (Telecommunications)	867	16,265
Asbury Automotive Group, Inc.* (Retail)	255	12,253
Ashford Hospitality Trust (REIT)	459	5,995
Aspen Technology, Inc.* (Software)	663	25,346
Associated Estates Realty Corp. (REIT)	408	6,259
Astec Industries, Inc. (Machinery - Construction & Mining)	153	5,173
Astoria Financial Corp. (Savings & Loans)	714	9,431
athenahealth, Inc.* (Software)	255	34,045
Atlantic Power Corp. (Electric)	1,071	4,809
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	7,554
ATMI, Inc.* (Semiconductors)	255	6,972
Atricure, Inc.* (Healthcare - Products)	255	3,532
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	408	7,022
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,224	4,957
Aveo Phamaceuticals, Inc.* (Commercial Services)	714	1,478
AVG Technologies N.V.* (Software)	204	4,100
Aviat Networks, Inc.* (Telecommunications)	765	1,576
Avid Technology, Inc.* (Software)	357	2,660
Avista Corp. (Electric)	459	12,756
Axcelis Technologies, Inc.* (Semiconductors)	1,275	2,767
Axiall Corp. (Chemicals)	510	19,833
AZZ, Inc. (Miscellaneous Manufacturing)	204	9,160
B&G Foods, Inc. - Class A (Food)	408	13,811
Balchem Corp. (Chemicals)	204	11,681
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	255	6,689
Bancorp, Inc.* (Banks)	306	4,948
BancorpSouth, Inc. (Banks)	714	15,779
Bank Mutual Corp. (Savings & Loans)	459	2,919
Bank of the Ozarks, Inc. (Banks)	255	12,617
BankFinancial Corp. (Savings & Loans)	255	2,369
Bankrate, Inc.* (Internet)	408	6,871
Banner Corp. (Banks)	153	5,854
Barnes & Noble, Inc.* (Retail)	357	5,044
Barnes Group, Inc. (Miscellaneous Manufacturing)	408	14,500
Basic Energy Services, Inc.* (Oil & Gas Services)	306	4,489
Bazaarvoice, Inc.* (Internet)	408	3,827
BBCN Bancorp, Inc. (Banks)	612	9,076
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	357	12,391
Beazer Homes USA, Inc.* (Home Builders)	204	3,707
bebe Stores, Inc. (Retail)	408	2,460
Belden, Inc. (Electrical Components & Equipment)	306	20,582
Benchmark Electronics, Inc.* (Electronics)	408	9,274
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	306	2,984
Berkshire Hills Bancorp, Inc. (Savings & Loans)	204	5,175
Berry Petroleum Co. - Class A (Oil & Gas)	408	19,483
Berry Plastics Group, Inc.* (Packaging & Containers)	408	8,193
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,020	5,426
Bill Barrett Corp.* (Oil & Gas)	357	9,878
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	459	2,410
BIOLASE, Inc.* (Healthcare - Products)	459	858

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	204	$6,612
BioScrip, Inc.* (Pharmaceuticals)	459	3,218
Biotime, Inc.* (Biotechnology)	510	1,851
BJ’s Restaurants, Inc.* (Retail)	204	5,520
Black Diamond, Inc.* (Leisure Time)	255	3,802
Black Hills Corp. (Electric)	306	15,520
Blackbaud, Inc. (Software)	357	12,852
BlackRock Kelso Capital Corp. (Investment Companies)	612	5,747
Bloomin Brands, Inc.* (Retail)	408	10,212
Blount International, Inc.* (Miscellaneous Manufacturing)	408	4,969
Blucora, Inc.* (Internet)	357	8,436
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	663	1,233
Bob Evans Farms, Inc. (Retail)	204	11,646
Boingo Wireless, Inc.* (Internet)	255	1,729
Bonanza Creek Energy, Inc.* (Oil & Gas)	204	10,310
Boston Private Financial Holdings, Inc. (Banks)	612	6,971
Bottomline Technologies, Inc.* (Software)	306	9,615
Boulder Brands, Inc.* (Food)	510	8,359
Boyd Gaming Corp.* (Lodging)	459	4,847
BPZ Resources, Inc.* (Oil & Gas)	1,326	2,665
Brady Corp. - Class A (Electronics)	357	10,421
Bravo Brio Restaurant Group, Inc.* (Retail)	204	3,046
Briggs & Stratton Corp. (Machinery - Diversified)	357	6,547
Brightcove, Inc.* (Internet)	306	4,673
Bristow Group, Inc. (Transportation)	255	20,520
BroadSoft, Inc.* (Internet)	204	6,675
Brookline Bancorp, Inc. (Savings & Loans)	612	5,428
Brooks Automation, Inc. (Semiconductors)	561	5,408
Brown Shoe Co., Inc. (Retail)	357	8,011
Brunswick Corp. (Leisure Time)	663	29,920
Buffalo Wild Wings, Inc.* (Retail)	153	21,816
Builders FirstSource, Inc.* (Building Materials)	459	3,401
C&J Energy Services, Inc.* (Oil & Gas Services)	357	8,225
Cabot Microelectronics Corp.* (Semiconductors)	204	8,342
CACI International, Inc.* - Class A (Computers)	153	11,013
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	561	2,766
Caesars Entertainment Corp.* (Lodging)	306	5,331
Cal Dive International, Inc.* (Oil & Gas Services)	1,122	2,210
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	204	2,003
Calamp Corp.* (Telecommunications)	306	7,200
Calgon Carbon Corp.* (Environmental Control)	408	8,140
California Water Service Group (Water)	357	7,783
Calix, Inc.* (Telecommunications)	357	3,631
Callaway Golf Co. (Leisure Time)	612	5,159
Callidus Software, Inc.* (Software)	408	4,223
Callon Petroleum Co.* (Oil & Gas)	561	3,832
Cambrex Corp.* (Biotechnology)	255	4,289
Campus Crest Communities, Inc. (REIT)	510	5,105
Cantel Medical Corp. (Healthcare - Products)	204	7,160
Capital Bank Financial Corp.* - Class A (Banks)	204	4,533
Capital Lease Funding, Inc. (REIT)	714	6,069
Capital Senior Living Corp.* (Healthcare - Services)	255	5,656
Capitol Federal Financial, Inc. (Savings & Loans)	1,122	14,215
Capstead Mortgage Corp. (REIT)	714	8,447
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,907	3,692
CARBO Ceramics, Inc. (Oil & Gas Services)	153	19,178
Cardinal Financial Corp. (Banks)	255	4,208
Cardiovascular System, Inc.* (Healthcare - Products)	204	6,191
Cardtronics, Inc.* (Commercial Services)	357	14,012
Career Education Corp.* (Commercial Services)	714	3,913
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	13,415
Carrols Restaurant Group, Inc.* (Retail)	306	1,775
Casella Waste System, Inc.* - Class A (Environmental Control)	510	3,014
Casey’s General Stores, Inc. (Retail)	255	18,584
Cash America International, Inc. (Retail)	204	8,048
Cathay Bancorp, Inc. (Banks)	612	15,074
Cavium, Inc.* (Semiconductors)	357	14,391
Cbeyond, Inc.* (Telecommunications)	306	1,971
CBIZ, Inc.* (Commercial Services)	408	3,329
Cedar Realty Trust, Inc. (REIT)	663	3,786
Celadon Group, Inc. (Transportation)	204	3,782
Cell Therapeutics, Inc.* (Biotechnology)	1,632	2,872
Celldex Therapeutics, Inc.* (Biotechnology)	612	14,021
Centene Corp.* (Healthcare - Services)	408	22,912
Centerstate Banks, Inc. (Banks)	306	3,017
Central European Media Enterprises, Ltd.* - Class A (Media)	816	2,505
Central Garden & Pet Co.* - Class A (Household Products/Wares)	408	3,003
Central Pacific Financial Corp. (Banks)	204	3,758
Century Aluminum Co.* (Mining)	459	3,984
Cenveo, Inc.* (Commercial Services)	816	2,562
Cepheid, Inc.* (Healthcare - Products)	510	20,767
Cerus Corp.* (Healthcare - Products)	714	4,505
CEVA, Inc.* (Semiconductors)	204	2,923
Chambers Street Properties (REIT)	1,836	17,130
Chart Industries, Inc.* (Machinery - Diversified)	204	21,925
Charter Financial Corp. (Savings & Loans)	255	2,764
Checkpoint Systems, Inc.* (Electronics)	357	6,076

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chelsea Therapeutics International, Ltd.* (Biotechnology)	867	$2,454
Chemed Corp. (Commercial Services)	153	10,376
Chemical Financial Corp. (Banks)	204	5,975
Chemocentryx, Inc.* (Pharmaceuticals)	255	1,262
Chemtura Corp.* (Chemicals)	714	17,493
Chesapeake Lodging Trust (REIT)	357	8,414
Chiquita Brands International, Inc.* (Food)	408	4,223
Christopher & Banks Corp.* (Retail)	408	2,354
CIBER, Inc.* (Computers)	765	2,486
Ciena Corp.* (Telecommunications)	765	17,801
Cincinnati Bell, Inc.* (Telecommunications)	1,734	4,959
Cirrus Logic, Inc.* (Semiconductors)	510	11,439
Citizens, Inc.* (Insurance)	459	3,856
Clarcor, Inc. (Miscellaneous Manufacturing)	357	20,877
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	561	6,389
Clearwater Paper Corp.* (Forest Products & Paper)	153	7,990
Cleco Corp. (Electric)	459	21,271
Cloud Peak Energy, Inc.* (Coal)	459	7,165
CNO Financial Group, Inc. (Insurance)	1,581	24,631
CoBiz Financial, Inc. (Banks)	357	3,873
Coeur d’Alene Mines Corp.* (Mining)	765	9,341
Cogent Communications Group, Inc. (Internet)	357	12,541
Cognex Corp. (Machinery - Diversified)	612	19,125
Cohen & Steers, Inc. (Diversified Financial Services)	153	5,869
Coherent, Inc. (Electronics)	204	13,503
Cohu, Inc. (Semiconductors)	255	2,438
Colony Financial, Inc. (REIT)	510	10,317
Columbia Banking System, Inc. (Banks)	408	10,482
Columbus McKinnon Corp.* (Machinery - Diversified)	153	3,980
Comfort Systems USA, Inc. (Building Materials)	306	5,701
Commercial Metals Co. (Iron/Steel)	867	15,918
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	306	2,408
Community Bank System, Inc. (Banks)	306	11,111
CommVault Systems, Inc.* (Software)	357	27,875
comScore, Inc.* (Internet)	306	8,176
Comstock Resources, Inc. (Oil & Gas)	408	6,981
Comverse, Inc.* (Telecommunications)	204	6,442
CONMED Corp. (Healthcare - Products)	204	7,399
Conn’s, Inc.* (Retail)	153	9,247
Consolidated Communications Holdings, Inc. (Telecommunications)	306	5,701
Constant Contact, Inc.* (Internet)	255	6,607
Convergys Corp. (Commercial Services)	765	15,101
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	11,939
Corcept Therapeutics, Inc.* (Pharmaceuticals)	867	1,465
CoreSite Realty Corp. (REIT)	153	4,963
Corinthian Colleges, Inc.* (Commercial Services)	969	2,074
Cornerstone OnDemand, Inc.* (Software)	306	14,495
Coronado Biosciences, Inc.* (Biotechnology)	255	426
CoStar Group, Inc.* (Commercial Services)	204	36,107
Cousins Properties, Inc. (REIT)	816	9,245
Cowen Group, Inc.* - Class A (Diversified Financial Services)	969	3,847
Cracker Barrel Old Country Store, Inc. (Retail)	153	16,811
Crawford & Co. (Insurance)	357	3,923
Cray, Inc.* (Computers)	306	6,842
Crocs, Inc.* (Apparel)	663	8,075
Cross Country Healthcare, Inc.* (Commercial Services)	357	2,121
Crosstex Energy, Inc. (Pipelines)	357	10,956
Crown Media Holdings, Inc.* (Media)	612	2,032
CryoLife, Inc. (Healthcare - Products)	357	3,209
CSG Systems International, Inc. (Software)	255	7,104
CTS Corp. (Electronics)	306	5,698
CubeSmart (REIT)	969	17,704
Cubic Corp. (Aerospace/Defense)	153	8,033
Cumulus Media, Inc.* - Class A (Media)	816	4,880
Curis, Inc.* (Biotechnology)	867	3,459
Curtiss-Wright Corp. (Aerospace/Defense)	357	17,771
Customers Bancorp, Inc.* (Banks)	204	3,417
CVB Financial Corp. (Banks)	714	10,382
Cyberonics, Inc.* (Healthcare - Products)	204	11,783
Cynosure, Inc.* - Class A (Healthcare - Products)	153	3,306
Cypress Semiconductor Corp. (Semiconductors)	1,122	10,412
CyrusOne, Inc. (Internet)	204	3,976
CYS Investments, Inc. (REIT)	1,326	11,258
Cytokinetics, Inc.* (Biotechnology)	255	1,533
Cytori Therapeutics, Inc.* (Pharmaceuticals)	867	1,786
Daktronics, Inc. (Electronics)	357	4,270
Dana Holding Corp. (Auto Parts & Equipment)	1,071	20,991
Darling International, Inc.* (Environmental Control)	867	20,175
DCT Industrial Trust, Inc. (REIT)	2,142	16,601
DealerTrack Holdings, Inc.* (Internet)	306	11,414
Delek US Holdings, Inc. (Oil & Gas)	306	7,818
Deluxe Corp. (Commercial Services)	357	16,812
Demand Media, Inc.* (Media)	408	1,950
Dendreon Corp.* (Biotechnology)	1,326	3,408
Denny’s Corp.* (Retail)	816	5,182
DepoMed, Inc.* (Pharmaceuticals)	561	4,039
Destination XL Group, Inc.* (Retail)	459	3,190
Dexcom, Inc.* (Healthcare - Products)	510	14,652
DFC Global Corp.* (Commercial Services)	357	4,320
Diamond Foods, Inc.* (Food)	204	4,980

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DiamondRock Hospitality Co. (REIT)	1,428	$16,265
Dice Holdings, Inc.* (Internet)	357	2,635
Digi International, Inc.* (Software)	255	2,570
Digital Generation, Inc.* (Media)	306	3,871
Digital River, Inc.* (Internet)	306	5,459
DigitalGlobe, Inc.* (Telecommunications)	561	17,850
Dime Community Bancshares, Inc. (Savings & Loans)	255	4,172
Diodes, Inc.* (Semiconductors)	306	7,411
Dole Food Co., Inc.* (Food)	408	5,528
Doral Financial Corp.* (Diversified Financial Services)	51	862
Dorman Products, Inc. (Auto Parts & Equipment)	204	9,916
Douglas Dynamics, Inc. (Auto Parts & Equipment)	204	3,095
Drew Industries, Inc. (Building Materials)	204	10,253
DSP Group, Inc.* (Semiconductors)	255	1,900
DuPont Fabros Technology, Inc. (REIT)	459	11,406
Dyax Corp.* (Pharmaceuticals)	1,020	8,384
Dycom Industries, Inc.* (Engineering & Construction)	255	7,561
Dynavax Technologies Corp.* (Biotechnology)	2,142	2,635
Dynegy, Inc.* (Electric)	714	13,873
Dynex Capital, Inc. (REIT)	459	3,966
E.W. Scripps Co.* - Class A (Media)	255	5,054
Eagle Bancorp, Inc.* (Banks)	204	5,396
EarthLink, Inc. (Internet)	867	4,387
EastGroup Properties, Inc. (REIT)	204	12,987
Ebix, Inc. (Software)	306	3,482
Education Management Corp.* (Commercial Services)	306	4,682
Education Realty Trust, Inc. (REIT)	867	7,924
eHealth, Inc.* (Insurance)	153	6,521
El Paso Electric Co. (Electric)	306	10,762
Electro Rent Corp. (Commercial Services)	204	3,701
Electro Scientific Industries, Inc. (Electronics)	255	3,055
Electronics for Imaging, Inc.* (Computers)	357	12,249
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	204	7,383
Ellie Mae, Inc.* (Diversified Financial Services)	204	5,896
EMCOR Group, Inc. (Engineering & Construction)	510	18,900
Emerald Oil, Inc.* (Oil & Gas)	408	3,550
Emergent Biosolutions, Inc.* (Biotechnology)	255	4,980
Emeritus Corp.* (Healthcare - Services)	306	5,863
Empire District Electric Co. (Electric)	357	8,029
Employers Holdings, Inc. (Insurance)	255	7,668
Emulex Corp.* (Semiconductors)	765	5,760
Encore Capital Group, Inc.* (Diversified Financial Services)	204	9,965
Encore Wire Corp. (Electrical Components & Equipment)	153	7,578
Endeavour International Corp.* (Oil & Gas)	612	3,635
Endocyte, Inc.* (Pharmaceuticals)	255	2,660
Endologix, Inc.* (Healthcare - Products)	510	9,216
Energy Recovery, Inc.* (Environmental Control)	510	2,978
Energy XXI (Bermuda), Ltd. (Oil & Gas)	612	17,784
EnerNOC, Inc.* (Electric)	255	4,241
EnerSys (Electrical Components & Equipment)	357	23,687
Ennis, Inc. (Commercial Services)	255	4,526
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	153	9,130
Entegris, Inc.* (Semiconductors)	1,071	11,085
Entercom Communications Corp.* - Class A (Media)	255	2,236
Entravision Communications Corp. - Class A (Media)	510	3,437
Entropic Communications, Inc.* (Semiconductors)	816	3,492
Envestnet, Inc.* (Software)	204	7,405
Enzon Pharmaceuticals, Inc. (Biotechnology)	816	1,208
EPAM Systems, Inc.* (Software)	204	7,644
EPIQ Systems, Inc. (Software)	306	4,578
EPL Oil & Gas, Inc.* (Oil & Gas)	255	8,129
EPR Properties (REIT)	357	18,339
Equal Energy, Ltd. (Oil & Gas)	459	2,176
Equity One, Inc. (REIT)	459	11,066
Era Group, Inc.* (Transportation)	153	4,835
ESCO Technologies, Inc. (Electronics)	204	7,360
Esterline Technologies Corp.* (Aerospace/Defense)	204	16,353
Ethan Allen Interiors, Inc. (Home Furnishings)	204	5,435
Euronet Worldwide, Inc.* (Commercial Services)	357	15,493
EverBank Financial Corp. (Savings & Loans)	612	9,253
Evercore Partners, Inc. - Class A (Diversified Financial Services)	255	12,870
EVERTEC, Inc. (Commercial Services)	255	5,982
Exact Sciences Corp.* (Biotechnology)	510	5,620
ExamWorks Group, Inc.* (Commercial Services)	255	6,592
Exar Corp.* (Semiconductors)	357	4,116
Excel Trust, Inc. (REIT)	408	4,929
EXCO Resources, Inc. (Oil & Gas)	1,071	5,794
Exelixis, Inc.* (Biotechnology)	1,479	7,291
ExlService Holdings, Inc.* (Commercial Services)	255	7,372
Express, Inc.* (Retail)	612	14,205
Exterran Holdings, Inc.* (Oil & Gas Services)	408	11,648
Extreme Networks, Inc.* (Telecommunications)	918	4,920
EZCORP, Inc.* - Class A (Retail)	408	6,418
F.N.B. Corp. (Banks)	1,071	13,398

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fabrinet* (Miscellaneous Manufacturing)	255	$4,269
Fair Isaac Corp. (Software)	255	14,606
Fairpoint Communications, Inc.* (Telecommunications)	255	2,382
Federal Signal Corp.* (Miscellaneous Manufacturing)	510	6,982
FEI Co. (Electronics)	255	22,715
FelCor Lodging Trust, Inc.* (REIT)	1,020	6,854
Female Health Co. (Healthcare - Products)	255	2,428
Ferro Corp.* (Chemicals)	612	7,852
Fiesta Restaurant Group, Inc.* (Retail)	153	6,486
Fifth & Pacific Cos., Inc.* (Retail)	867	22,966
Fifth Street Finance Corp. (Investment Companies)	918	9,364
Financial Engines, Inc. (Diversified Financial Services)	357	19,945
Finisar Corp.* (Telecommunications)	714	16,428
First American Financial Corp. (Insurance)	765	19,784
First Bancorp (Banks)	204	3,056
First Bancorp* (Banks)	612	3,397
First Busey Corp. (Banks)	714	3,691
First Cash Financial Services, Inc.* (Retail)	204	12,340
First Commonwealth Financial Corp. (Banks)	816	7,091
First Financial Bancorp (Banks)	459	7,124
First Financial Bankshares, Inc. (Banks)	255	15,685
First Industrial Realty Trust, Inc. (REIT)	816	14,745
First Merchants Corp. (Banks)	255	4,794
First Midwest Bancorp, Inc. (Banks)	561	9,329
First Potomac Realty Trust (REIT)	459	5,641
First Security Group, Inc.* (Banks)	867	1,760
FirstMerit Corp. (Banks)	1,173	26,345
Five Below, Inc.* (Retail)	255	12,306
Five Star Quality Care, Inc.* (Healthcare - Services)	459	2,327
Flagstar BanCorp, Inc.* (Savings & Loans)	204	3,307
Flotek Industries, Inc.* (Oil & Gas Services)	408	8,723
Flow International Corp.* (Machinery - Diversified)	561	2,238
Fluidigm Corp.* (Electronics)	204	6,426
Flushing Financial Corp. (Savings & Loans)	255	5,123
Forest Oil Corp.* (Oil & Gas)	1,071	5,077
Forestar Group, Inc.* (Real Estate)	306	6,833
FormFactor, Inc.* (Semiconductors)	510	2,662
Forum Energy Technologies, Inc.* (Oil & Gas Services)	306	8,954
Forward Air Corp. (Transportation)	255	10,323
Francesca’s Holdings Corp.* (Retail)	357	6,422
Franklin Electric Co., Inc. (Hand/Machine Tools)	357	13,512
Franklin Street Properties Corp. (REIT)	714	9,425
Fred’s, Inc. - Class A (Retail)	306	4,957
Fresh Del Monte Produce, Inc. (Food)	306	8,137
Frontline, Ltd.* (Transportation)	867	1,838
FTI Consulting, Inc.* (Commercial Services)	306	12,417
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	1,785	2,392
Fuller (H.B.) Co. (Chemicals)	357	17,090
Furmanite Corp.* (Metal Fabricate/Hardware)	408	4,590
Fusion-IO, Inc.* (Computers)	612	6,579
FutureFuel Corp. (Energy - Alternate Sources)	204	3,552
FX Energy, Inc.* (Oil & Gas)	663	2,307
FXCM, Inc. (Diversified Financial Services)	306	5,015
G & K Services, Inc. - Class A (Textiles)	153	9,547
Galena Biopharma, Inc.* (Biotechnology)	1,020	2,275
GasLog, Ltd. (Transportation)	255	3,794
Gastar Exploration, Ltd.* (Oil & Gas)	765	3,305
GenCorp, Inc.* (Aerospace/Defense)	459	7,711
Generac Holdings, Inc. (Electrical Components & Equipment)	357	17,619
General Cable Corp. (Electrical Components & Equipment)	357	11,756
General Communication, Inc.* - Class A (Telecommunications)	357	3,395
General Moly, Inc.* (Mining)	918	1,506
Genesco, Inc.* (Retail)	204	13,894
GenMark Diagnostics, Inc.* (Healthcare - Products)	306	3,703
Gentherm, Inc.* (Auto Parts & Equipment)	306	7,145
Gentiva Health Services, Inc.* (Healthcare - Services)	306	3,504
Geron Corp.* (Biotechnology)	1,530	6,044
Getty Realty Corp. (REIT)	204	3,913
GFI Group, Inc. (Diversified Financial Services)	714	2,478
Gibraltar Industries, Inc.* (Building Materials)	255	4,083
Glacier Bancorp, Inc. (Banks)	561	15,500
Gladstone Capital Corp. (Investment Companies)	255	2,249
Gladstone Investment Corp. (Private Equity)	306	2,163
Glatfelter (Forest Products & Paper)	357	9,353
Glimcher Realty Trust (REIT)	1,071	10,978
Global Cash Access Holdings, Inc.* (Commercial Services)	612	5,080
Global Eagle Entertainment, Inc.* (Internet)	255	2,596
Global Geophysical Services* (Oil & Gas Services)	357	853
Global Sources, Ltd.* (Internet)	255	1,910
Globe Specialty Metals, Inc. (Mining)	510	8,945
Globecomm Systems, Inc.* (Telecommunications)	255	3,578
Globus Med, Inc.* - Class A (Healthcare - Products)	408	7,834
Glu Mobile, Inc.* (Software)	816	2,774
Gold Resource Corp. (Mining)	357	1,853

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Golub Capital BDC, Inc. (Investment Companies)	306	$5,386
Goodrich Petroleum Corp.* (Oil & Gas)	255	5,964
Government Properties Income Trust (REIT)	408	9,976
GrafTech International, Ltd.* (Electrical Components & Equipment)	918	8,170
Gramercy Property Trust, Inc.* (REIT)	612	2,797
Grand Canyon Education, Inc.* (Commercial Services)	357	16,875
Granite Construction, Inc. (Engineering & Construction)	306	9,899
Graphic Packaging Holding Co.* (Packaging & Containers)	1,581	13,280
Gray Television, Inc.* (Media)	459	3,879
Great Lakes Dredge & Dock Co. (Commercial Services)	510	4,141
Greatbatch, Inc.* (Healthcare - Products)	204	7,776
Green Dot Corp.* - Class A (Commercial Services)	204	4,378
Green Plains Renewable Energy (Energy - Alternate Sources)	255	4,113
Greenhill & Co., Inc. (Diversified Financial Services)	204	10,465
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255	7,851
Griffon Corp. (Building Materials)	408	5,112
Group 1 Automotive, Inc. (Retail)	153	9,792
GSI Group, Inc.* (Electronics)	306	3,054
GSI Technology, Inc.* (Semiconductors)	306	2,148
GSV Capital Corp.* (Private Equity)	255	3,899
GT Advanced Technologies, Inc.* (Semiconductors)	1,071	8,033
GTx, Inc.* (Biotechnology)	306	523
Guidewire Software, Inc.* (Software)	306	15,520
GulfMark Offshore, Inc. - Class A (Transportation)	204	10,155
H&E Equipment Services, Inc.* (Commercial Services)	255	6,383
Hackett Group, Inc. (Commercial Services)	357	2,542
Haemonetics Corp.* (Healthcare - Products)	357	14,480
Halcon Resources Corp.* (Oil & Gas)	1,581	8,190
Halozyme Therapeutics, Inc.* (Biotechnology)	765	8,912
Hampton Roads Bankshares, Inc.* (Banks)	918	1,294
Hancock Holding Co. (Banks)	612	20,060
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	255	9,359
Hanmi Financial Corp. (Banks)	255	4,457
Harbinger Group, Inc.* (Holding Companies - Diversified)	357	3,888
Harmonic, Inc.* (Telecommunications)	918	6,711
Harris Teeter Supermarkets, Inc. (Food)	357	17,607
Harte-Hanks, Inc. (Advertising)	408	3,252
Harvard Bioscience, Inc.* (Biotechnology)	357	2,103
Haverty Furniture Cos., Inc. (Retail)	153	4,255
Hawaiian Holdings, Inc.* (Airlines)	510	4,208
Headwaters, Inc.* (Building Materials)	612	5,343
Healthcare Realty Trust, Inc. (REIT)	663	15,919
Healthcare Services Group, Inc. (Commercial Services)	510	13,969
HealthSouth Corp. (Healthcare - Services)	612	21,487
HealthStream, Inc.* (Internet)	153	5,465
Healthways, Inc.* (Healthcare - Services)	306	2,947
Heartland Express, Inc. (Transportation)	408	5,859
Heartland Payment Systems, Inc. (Commercial Services)	255	10,315
Hecla Mining Co. (Mining)	2,652	8,274
HEICO Corp. (Aerospace/Defense)	510	27,325
Helen of Troy, Ltd.* (Household Products/Wares)	255	11,914
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	765	18,100
Hercules Offshore, Inc.* (Oil & Gas)	1,224	8,323
Hercules Technology Growth Capital, Inc. (Private Equity)	510	7,874
Heritage Commerce Corp. (Banks)	255	1,986
Heritage Oaks Bancorp* (Banks)	306	2,096
Herman Miller, Inc. (Office Furnishings)	459	13,926
Hersha Hospitality Trust (REIT)	1,581	8,964
HFF, Inc. - Class A (Real Estate)	255	6,260
Hibbett Sports, Inc.* (Retail)	204	11,899
Higher One Holdings, Inc.* (Diversified Financial Services)	306	2,433
Highwoods Properties, Inc. (REIT)	612	23,623
Hillenbrand, Inc. (Miscellaneous Manufacturing)	408	11,513
Hilltop Holdings, Inc.* (Insurance)	510	8,843
Hittite Microwave Corp.* (Semiconductors)	255	16,292
HMS Holdings Corp.* (Commercial Services)	663	14,009
HNI Corp. (Office Furnishings)	357	13,869
Home Bancshares, Inc. (Banks)	357	12,095
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	408	9,633
HomeTrust Bancshares, Inc.* (Savings & Loans)	204	3,295
Horace Mann Educators Corp. (Insurance)	306	8,476
Horizon Pharma, Inc.* (Holding Companies - Diversified)	714	2,992
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	255	14,094
Horsehead Holding Corp.* (Mining)	357	5,180
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	918	4,645
HSN, Inc. (Retail)	255	13,362
Hub Group, Inc.* - Class A (Transportation)	306	11,240
Hudson Pacific Properties, Inc. (REIT)	357	7,386
Huron Consulting Group, Inc.* (Commercial Services)	204	11,948
Hutchinson Technology, Inc.* (Computers)	357	1,328
IBERIABANK Corp. (Banks)	204	11,920

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ICF International, Inc.* (Commercial Services)	153	$5,297
ICG Group, Inc.* (Internet)	357	5,823
Iconix Brand Group, Inc.* (Apparel)	408	14,725
IDACORP, Inc. (Electric)	357	18,421
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	969	3,188
iGATE Corp.* (Computers)	306	9,743
II-VI, Inc.* (Electronics)	408	6,960
Imation Corp.* (Computers)	459	2,134
Immersion Corp.* (Computers)	255	3,244
ImmunoGen, Inc.* (Biotechnology)	663	10,913
Immunomedics, Inc.* (Biotechnology)	663	2,513
Impax Laboratories, Inc.* (Pharmaceuticals)	510	10,333
Imperva, Inc.* (Software)	153	5,866
Incontact, Inc.* (Software)	510	3,871
Independent Bank Corp. (Banks)	204	7,320
Infinera Corp.* (Telecommunications)	867	8,852
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	408	5,528
Infoblox, Inc.* (Software)	357	15,869
Inland Real Estate Corp. (REIT)	663	7,087
InnerWorkings, Inc.* (Software)	408	3,905
Innophos Holdings, Inc. (Chemicals)	153	7,668
Innospec, Inc. (Chemicals)	204	9,396
Inphi Corp.* (Semiconductors)	255	3,759
Insight Enterprises, Inc.* (Computers)	357	7,522
Insmed, Inc.* (Biotechnology)	255	3,631
Insperity, Inc. (Commercial Services)	204	7,889
Insulet Corp.* (Healthcare - Products)	408	15,920
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	153	7,004
Integrated Device Technology, Inc.* (Semiconductors)	1,020	10,853
Integrated Silicon Solution, Inc.* (Semiconductors)	255	2,749
Inteliquent, Inc. (Telecommunications)	408	5,243
InterDigital, Inc. (Telecommunications)	306	11,858
Interface, Inc. (Office Furnishings)	459	9,295
InterMune, Inc.* (Biotechnology)	663	9,342
Internap Network Services Corp.* (Internet)	459	3,337
International Bancshares Corp. (Banks)	408	9,323
International Rectifier Corp.* (Semiconductors)	510	13,280
International Speedway Corp. - Class A (Entertainment)	204	6,673
Intersil Corp. - Class A (Semiconductors)	1,020	11,383
Interval Leisure Group, Inc. (Leisure Time)	306	7,427
Intralinks Holdings, Inc.* (Internet)	408	4,239
Intrepid Potash, Inc. (Chemicals)	408	6,059
Invacare Corp. (Healthcare - Products)	306	6,570
InvenSense, Inc.* (Electronics)	459	7,753
Invesco Mortgage Capital, Inc. (REIT)	969	14,971
Investment Technology Group, Inc.* (Diversified Financial Services)	306	4,902
Investors Bancorp, Inc. (Savings & Loans)	357	8,464
Investors Real Estate Trust (REIT)	816	7,034
ION Geophysical Corp.* (Oil & Gas Services)	1,071	4,969
Iridium Communications, Inc.* (Telecommunications)	561	3,383
iRobot Corp.* (Machinery - Diversified)	204	6,909
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	714	6,862
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	816	27,149
Isle of Capri Casinos, Inc.* (Entertainment)	255	2,068
iStar Financial, Inc.* (REIT)	663	8,374
Itron, Inc.* (Electronics)	306	13,057
ITT Educational Services, Inc.* (Commercial Services)	204	8,184
Ixia* (Telecommunications)	459	6,509
IXYS Corp. (Semiconductors)	255	2,966
j2 Global, Inc. (Computers)	357	19,627
Jack in the Box, Inc.* (Retail)	306	12,448
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	204	1,314
Janus Capital Group, Inc. (Diversified Financial Services)	1,122	11,074
JetBlue Airways Corp.* (Airlines)	1,734	12,294
Jive Software, Inc.* (Software)	306	3,332
John Bean Technologies Corp. (Miscellaneous Manufacturing)	255	6,931
Jos. A. Bank Clothiers, Inc.* (Retail)	204	9,788
Journal Communications, Inc.* - Class A (Media)	408	3,407
K12, Inc.* (Commercial Services)	204	3,729
Kaiser Aluminum Corp. (Mining)	153	10,320
Kaman Corp. - Class A (Aerospace/Defense)	204	7,585
KapStone Paper & Packaging Corp. (Forest Products & Paper)	306	15,900
KB Home (Home Builders)	612	10,386
KCAP Financial, Inc. (Investment Companies)	255	2,150
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	459	4,012
Kelly Services, Inc. - Class A (Commercial Services)	255	5,319
KEMET Corp.* (Electronics)	510	2,892
Kennedy-Wilson Holdings, Inc. (Real Estate)	408	8,176
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	663	6,862
Key Energy Services, Inc.* (Oil & Gas Services)	1,224	9,572
Kforce, Inc. (Commercial Services)	255	5,021
Kimball International, Inc. - Class B (Home Furnishings)	306	3,580
Kindred Healthcare, Inc. (Healthcare - Services)	459	6,371

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kior, Inc.* - Class A (Energy - Alternate Sources)	459	$1,069
Kite Realty Group Trust (REIT)	765	4,896
Knight Transportation, Inc. (Transportation)	459	7,789
Knightsbridge Tankers, Ltd. (Transportation)	306	2,521
Knoll, Inc. (Office Furnishings)	408	6,699
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,938	25,135
Kopin Corp.* (Semiconductors)	714	2,620
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	6,810
Korn/Ferry International* (Commercial Services)	408	9,710
Kraton Performance Polymers, Inc.* (Chemicals)	255	5,424
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	459	3,892
Krispy Kreme Doughnuts, Inc.* (Retail)	510	12,373
L&L Energy, Inc.* (Coal)	510	724
Laclede Group, Inc. (Gas)	255	12,003
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,275	2,678
Lakeland Bancorp, Inc. (Banks)	306	3,488
Lancaster Colony Corp. (Food)	153	12,697
Landec Corp.* (Chemicals)	255	2,986
LaSalle Hotel Properties (REIT)	714	22,170
Lattice Semiconductor Corp.* (Semiconductors)	969	4,971
Layne Christensen Co.* (Engineering & Construction)	204	3,945
La-Z-Boy, Inc. (Home Furnishings)	408	9,416
Leap Wireless International, Inc.* (Telecommunications)	510	8,211
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	510	4,365
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,989	4,774
Lexington Realty Trust (REIT)	1,224	14,321
Libbey, Inc.* (Housewares)	204	4,355
Life Time Fitness, Inc.* (Leisure Time)	306	13,899
LifeLock, Inc.* (Commercial Services)	510	8,206
Lifevantage Corp.* (Pharmaceuticals)	1,173	2,569
Limelight Networks, Inc.* (Internet)	765	1,469
Lincoln Educational Services Corp. (Commercial Services)	357	1,706
Lionbridge Technologies, Inc.* (Internet)	714	3,113
Liquidity Services, Inc.* (Internet)	204	5,326
Lithia Motors, Inc. - Class A (Retail)	153	9,616
Littelfuse, Inc. (Electrical Components & Equipment)	153	13,010
Live Nation, Inc.* (Commercial Services)	1,020	19,829
LivePerson, Inc.* (Computers)	459	4,287
LogMeIn, Inc.* (Telecommunications)	204	6,589
Louisiana-Pacific Corp.* (Building Materials)	1,020	17,350
LSB Industries, Inc.* (Miscellaneous Manufacturing)	153	5,618
LSI Industries, Inc. (Building Materials)	255	2,349
LTC Properties, Inc. (REIT)	255	10,060
LTX-Credence Corp.* (Semiconductors)	459	2,814
Luby’s, Inc.* (Retail)	255	1,953
Lumber Liquidators Holdings, Inc.* (Retail)	204	23,296
Luminex Corp.* (Healthcare - Products)	306	5,967
M.D.C. Holdings, Inc. (Home Builders)	306	8,932
M/I Schottenstein Homes, Inc.* (Home Builders)	204	4,176
Macatawa Bank Corp.* (Banks)	357	1,753
Magellan Health Services, Inc.* (Healthcare - Services)	204	11,975
magicJack VocalTec, Ltd.* (Internet)	204	2,301
Magnum Hunter Resources Corp.* (Oil & Gas)	1,428	10,182
Maiden Holdings, Ltd. (Insurance)	408	4,468
Main Street Capital Corp. (Investment Companies)	255	7,752
Mainsource Financial Group, Inc. (Banks)	204	3,309
MAKO Surgical Corp.* (Healthcare - Products)	357	10,641
Manhattan Associates, Inc.* (Computers)	153	16,296
MannKind Corp.* (Pharmaceuticals)	1,173	5,736
ManTech International Corp. - Class A (Software)	204	5,700
Marchex, Inc. - Class B (Advertising)	306	2,730
Marcus Corp. (Lodging)	204	2,929
MarineMax, Inc.* (Retail)	255	3,756
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	16,634
Marriott Vacations Worldwide Corp.* (Entertainment)	204	10,216
Marten Transport, Ltd. (Transportation)	204	3,599
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	612	1,567
Masimo Corp. (Healthcare - Products)	357	9,146
MasTec, Inc.* (Engineering & Construction)	459	14,674
Matador Resources Co.* (Oil & Gas)	408	7,511
Materion Corp. (Mining)	153	4,561
Matrix Service Co.* (Oil & Gas Services)	255	5,301
Matson, Inc. (Transportation)	357	9,671
Matthews International Corp. - Class A (Commercial Services)	204	8,282
MAXIMUS, Inc. (Commercial Services)	510	24,709
Maxlinear, Inc.* - Class A (Semiconductors)	306	2,650
Maxwell Technologies, Inc.* (Computers)	357	2,678
MB Financial, Inc. (Banks)	408	12,118
MCG Capital Corp. (Investment Companies)	663	3,123
McGrath Rentcorp (Commercial Services)	204	7,277
MDC Partners, Inc. - Class A (Advertising)	204	6,289
Meadowbrook Insurance Group, Inc. (Insurance)	459	3,048
Medallion Financial Corp. (Investment Companies)	204	3,097

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MedAssets, Inc.* (Software)	459	$10,571
Media General, Inc.* - Class A (Media)	204	2,974
Medical Properties Trust, Inc. (REIT)	1,122	14,631
Medidata Solutions, Inc.* (Software)	204	22,503
Medley Capital Corp. (Private Equity)	255	3,555
Mentor Graphics Corp. (Computers)	714	15,765
Mercury Computer Systems, Inc.* (Computers)	306	2,821
Meredith Corp. (Media)	255	13,082
Merge Healthcare, Inc.* (Healthcare - Products)	714	1,814
Meridian Bioscience, Inc. (Healthcare - Products)	306	7,564
Merit Medical Systems, Inc.* (Healthcare - Products)	357	5,708
Meritage Homes Corp.* (Home Builders)	255	11,574
Meritor, Inc.* (Auto Parts & Equipment)	816	5,606
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	765	2,050
Methode Electronics, Inc. (Electronics)	306	7,827
MGE Energy, Inc. (Electric)	153	8,615
MGIC Investment Corp.* (Insurance)	2,397	19,512
Micrel, Inc. (Semiconductors)	408	3,754
Microsemi Corp.* (Semiconductors)	663	16,660
Midstates Pete Co., Inc.* (Oil & Gas)	408	2,301
Midway Gold Corp.* (Mining)	1,785	1,678
Millennial Media, Inc.* (Advertising)	357	2,510
Miller Energy Resources, Inc.* (Oil & Gas)	459	3,103
MiMedx Group, Inc.* (Healthcare - Products)	714	3,784
Mindspeed Technologies, Inc.* (Semiconductors)	561	1,621
Mine Safety Appliances Co. (Environmental Control)	204	9,825
Minerals Technologies, Inc. (Chemicals)	255	14,441
Mitek System, Inc.* (Computers)	306	1,619
MKS Instruments, Inc. (Semiconductors)	408	12,093
Mobile Mini, Inc.* (Storage/Warehousing)	306	11,053
Modine Manufacturing Co.* (Auto Parts & Equipment)	408	5,435
ModusLink Global Solutions, Inc.* (Internet)	561	2,311
Molina Healthcare, Inc.* (Healthcare - Services)	204	6,455
Molycorp, Inc.* (Mining)	1,020	5,171
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	6,687
MoneyGram International, Inc.* (Commercial Services)	204	4,306
Monmouth Real Estate Investment Corp. - Class A (REIT)	408	3,762
Monolithic Power Systems, Inc. (Semiconductors)	306	9,743
Monotype Imaging Holdings, Inc. (Software)	306	8,635
Monro Muffler Brake, Inc. (Commercial Services)	255	11,730
Monster Worldwide, Inc.* (Commercial Services)	1,020	4,406
Montpelier Re Holdings, Ltd. (Insurance)	357	9,857
Moog, Inc.* - Class A (Aerospace/Defense)	306	18,277
Morgans Hotel Group Co.* (Lodging)	306	2,191
MoSys, Inc.* (Semiconductors)	561	2,468
Move, Inc.* (Internet)	357	6,063
Mueller Industries, Inc. (Metal Fabricate/Hardware)	204	12,299
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,224	10,490
Multimedia Games Holding Co., Inc.* (Entertainment)	255	8,290
MVC Capital, Inc. (Investment Companies)	255	3,527
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	4,544
MYR Group, Inc.* (Engineering & Construction)	204	5,396
Nanometrics, Inc.* (Semiconductors)	204	3,790
Nanosphere, Inc.* (Biotechnology)	561	1,094
National Bank Holdings Corp. (Holding Companies - Diversified)	408	8,568
National CineMedia, Inc. (Entertainment)	459	8,042
National Health Investors, Inc. (REIT)	204	12,754
National Penn Bancshares, Inc. (Banks)	918	9,520
Natus Medical, Inc.* (Healthcare - Products)	255	5,031
Nautilus, Inc.* (Leisure Time)	306	2,436
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,173	2,346
Navigant Consulting Co.* (Commercial Services)	408	7,079
NBT Bancorp, Inc. (Banks)	357	8,700
NCI Building Systems, Inc.* (Building Materials)	204	2,944
Nektar Therapeutics, Inc.* (Pharmaceuticals)	867	8,245
Nelnet, Inc. - Class A (Diversified Financial Services)	204	8,697
Neogen Corp.* (Pharmaceuticals)	306	14,143
NeoGenomics, Inc.* (Biotechnology)	459	1,671
Neonode, Inc.* (Telecommunications)	306	1,655
NeoPhotonics Corp.* (Telecommunications)	255	1,808
NETGEAR, Inc.* (Telecommunications)	306	8,801
NetScout Systems, Inc.* (Computers)	306	8,666
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	510	4,814
New Jersey Resources Corp. (Gas)	306	14,085
New Mountain Finance Corp. (Investment Companies)	306	4,339
New Residential Investment Corp. (REIT)	1,887	12,473
New York & Co., Inc.* (Retail)	357	1,828
New York Mortgage Trust, Inc. (REIT)	561	3,602
NewBridge Bancorp* (Banks)	306	2,283
Newpark Resources, Inc.* (Oil & Gas Services)	663	8,453

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Newport Corp.* (Electronics)	357	$5,666
NewStar Financial, Inc.* (Diversified Financial Services)	255	4,440
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	9,056
NGP Capital Resources Co. (Investment Companies)	306	2,277
NIC, Inc. (Internet)	510	12,556
NII Holdings, Inc.* - Class B (Telecommunications)	1,326	4,561
Noranda Aluminum Holding Corp. (Mining)	510	1,387
Nordic American Tankers, Ltd. (Transportation)	561	4,578
Northern Oil & Gas, Inc.* (Oil & Gas)	510	8,379
Northfield BanCorp, Inc. (Savings & Loans)	459	5,935
NorthStar Realty Finance Corp. (REIT)	1,479	13,799
Northwest Bancshares, Inc. (Savings & Loans)	714	9,989
Northwest Natural Gas Co. (Gas)	204	8,860
NorthWestern Corp. (Electric)	306	14,027
Novavax, Inc.* (Biotechnology)	1,377	4,269
NPS Pharmaceuticals, Inc.* (Biotechnology)	765	22,017
Nutrisystem, Inc. (Food)	255	4,794
NuVasive, Inc.* (Healthcare - Products)	357	11,345
Nuverra Environmental Solutions, Inc.* (Environmental Control)	1,326	3,236
NxStage Medical, Inc.* (Healthcare - Products)	459	6,091
Odyssey Marine Exploration, Inc.* (Commercial Services)	867	1,881
Office Depot, Inc.* (Retail)	1,938	10,833
OfficeMax, Inc. (Retail)	714	10,696
OFG Bancorp (Banks)	357	5,287
Old National Bancorp (Banks)	765	11,123
Olin Corp. (Chemicals)	612	13,776
OM Group, Inc.* (Chemicals)	255	8,670
Omega Protein Corp.* (Pharmaceuticals)	255	2,387
Omeros Corp.* (Biotechnology)	408	4,080
Omnicell, Inc.* (Software)	306	7,059
OmniVision Technologies, Inc.* (Semiconductors)	408	5,716
Omnova Solutions, Inc.* (Chemicals)	459	3,993
On Assignment, Inc.* (Commercial Services)	357	12,063
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	3,256
OpenTable, Inc.* (Internet)	153	10,630
Opko Health, Inc.* (Pharmaceuticals)	1,122	11,242
Oplink Communications, Inc.* (Telecommunications)	204	3,723
OraSure Technologies, Inc.* (Healthcare - Products)	612	3,990
Orbcomm, Inc.* (Telecommunications)	459	2,768
Orbital Sciences Corp.* (Aerospace/Defense)	459	10,589
Orbitz Worldwide, Inc.* (Internet)	255	2,356
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	816	3,982
Orient-Express Hotels, Ltd.* - Class A (Lodging)	714	9,504
Orion Marine Group, Inc.* (Engineering & Construction)	255	3,188
Oritani Financial Corp. (Savings & Loans)	357	5,791
Orthofix International N.V.* (Healthcare - Products)	153	3,135
OSI Systems, Inc.* (Electronics)	153	11,145
Otter Tail Corp. (Electric)	306	9,128
Outerwall, Inc.* (Diversified Financial Services)	204	13,255
Owens & Minor, Inc. (Distribution/Wholesale)	459	17,176
Pacer International, Inc.* (Transportation)	408	3,256
Pacific Boisciences of California, Inc.* (Biotechnology)	663	2,725
Pacific Sunwear of California, Inc.* (Retail)	612	1,646
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	204	10,304
PacWest Bancorp (Banks)	306	11,643
Paramount Gold & Silver Corp.* (Mining)	1,836	2,222
PAREXEL International Corp.* (Commercial Services)	408	18,650
Park Electrochemical Corp. (Electronics)	204	5,722
Park Sterling Corp. (Banks)	459	2,988
Parker Drilling Co.* (Oil & Gas)	1,020	7,344
Parkervision, Inc.* (Telecommunications)	816	2,236
Parkway Properties, Inc. (REIT)	357	6,465
PDC Energy, Inc.* (Oil & Gas)	204	13,832
PDF Solutions, Inc.* (Software)	204	4,686
PDL BioPharma, Inc. (Biotechnology)	1,071	8,664
Pebblebrook Hotel Trust (REIT)	459	13,862
Pendrell Corp.* (Commercial Services)	1,479	3,298
Penn Virginia Corp.* (Oil & Gas)	561	4,774
PennantPark Investment Corp. (Investment Companies)	561	6,316
Pennsylvania REIT (REIT)	510	9,246
PennyMac Mortgage Investment Trust (REIT)	459	10,589
Penske Automotive Group, Inc. (Retail)	306	12,124
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,734	2,237
Peregrine Semiconductor Corp.* (Semiconductors)	255	2,076
Perficient, Inc.* (Internet)	306	5,536
Performant FINL Corp.* (Commercial Services)	204	2,034
Pericom Semiconductor Corp.* (Semiconductors)	306	2,472
PetMed Express, Inc. (Retail)	204	3,027
PetroQuest Energy, Inc.* (Oil & Gas)	612	2,889
PGT, Inc.* (Building Materials)	357	3,730
PharMerica Corp.* (Pharmaceuticals)	255	3,764
PHH Corp.* (Commercial Services)	459	11,039
Photronics, Inc.* (Semiconductors)	561	4,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PICO Holdings, Inc.* (Water)	204	$4,790
Piedmont Natural Gas Co., Inc. (Gas)	561	19,153
Pier 1 Imports, Inc. (Retail)	714	14,908
Pike Electric Corp. (Electric)	255	2,757
Pilgrim’s Pride Corp.* (Food)	510	7,227
Pinnacle Entertainment, Inc.* (Entertainment)	459	10,741
Pinnacle Financial Partners, Inc.* (Banks)	255	7,905
Pioneer Energy Services Corp.* (Oil & Gas Services)	561	4,712
Planet Payment, Inc.* (Software)	612	1,665
Plantronics, Inc. (Telecommunications)	306	13,140
Platinum Underwriters Holdings, Ltd. (Insurance)	255	15,858
Plexus Corp.* (Electronics)	255	9,761
PLX Technology, Inc.* (Semiconductors)	510	3,080
PMC-Sierra, Inc.* (Semiconductors)	1,530	8,981
PMFG, Inc.* (Miscellaneous Manufacturing)	306	2,399
PNM Resources, Inc. (Electric)	612	14,639
PolyOne Corp. (Chemicals)	714	21,633
Polypore International, Inc.* (Miscellaneous Manufacturing)	357	16,136
Pool Corp. (Distribution/Wholesale)	357	19,414
Portland General Electric Co. (Electric)	561	16,101
Post Holdings, Inc.* (Food)	255	10,952
Potlatch Corp. (REIT)	306	12,494
Power Integrations, Inc. (Semiconductors)	204	11,718
PowerSecure International, Inc.* (Electrical Components & Equipment)	204	3,688
Pozen, Inc.* (Pharmaceuticals)	357	2,244
Premiere Global Services, Inc.* (Telecommunications)	408	3,676
Prestige Brands Holdings, Inc.* (Household Products/Wares)	408	12,742
PRGX Global, Inc.* (Commercial Services)	357	2,563
PriceSmart, Inc. (Retail)	153	17,410
Primerica, Inc. (Insurance)	408	17,524
Primoris Services Corp. (Holding Companies - Diversified)	306	7,968
PrivateBancorp, Inc. (Banks)	510	12,424
Procera Networks, Inc.* (Telecommunications)	204	2,887
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	561	2,042
Progress Software Corp.* (Software)	408	10,592
Proofpoint, Inc.* (Software)	204	6,455
PROS Holdings, Inc.* (Software)	204	7,211
Prospect Capital Corp. (Investment Companies)	1,785	20,241
Prosperity Bancshares, Inc. (Banks)	459	28,664
Provident Financial Services, Inc. (Savings & Loans)	459	8,602
Provident New York Bancorp (Savings & Loans)	408	4,782
PTC, Inc.* (Software)	867	24,034
Puma Biotechnology, Inc.* (Biotechnology)	153	5,861
QLIK Technologies, Inc.* (Software)	612	15,508
QLogic Corp.* (Semiconductors)	714	8,818
Quad Graphics, Inc. (Commercial Services)	204	7,124
Quality Distribution, Inc.* (Transportation)	255	2,621
Quality Systems, Inc. (Software)	306	6,983
Quanex Building Products Corp. (Building Materials)	306	5,441
Quantum Corp.* (Computers)	2,142	2,656
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	357	21,909
Quicksilver Resources, Inc.* (Oil & Gas)	1,428	3,056
Quidel Corp.* (Healthcare - Products)	255	6,299
Quiksilver, Inc.* (Apparel)	1,071	8,911
QuinStreet, Inc.* (Internet)	306	2,720
Radian Group, Inc. (Insurance)	1,275	18,577
RadioShack Corp.* (Retail)	969	2,723
RadiSys Corp.* (Computers)	357	1,078
RAIT Financial Trust (REIT)	612	4,621
Rambus, Inc.* (Semiconductors)	867	7,578
Ramco-Gershenson Properties Trust (REIT)	459	7,463
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	459	6,600
Raven Industries, Inc. (Miscellaneous Manufacturing)	306	10,208
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	153	10,525
RealD, Inc.* (Computers)	357	2,470
RealNetworks, Inc.* (Internet)	255	1,956
RealPage, Inc.* (Software)	357	8,757
Redwood Trust, Inc. (REIT)	612	10,722
Regis Corp. (Retail)	408	5,916
Renasant Corp. (Banks)	204	5,851
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	204	2,226
Rent-A-Center, Inc. (Commercial Services)	408	13,970
Rentech, Inc. (Chemicals)	1,989	3,401
Repligen Corp.* (Biotechnology)	357	3,906
Repros Therapeutics, Inc.* (Pharmaceuticals)	204	3,680
Republic Airways Holdings, Inc.* (Airlines)	408	4,806
Resolute Energy Corp.* (Oil & Gas)	612	5,741
Resolute Forest Products, Inc.* (Forest Products & Paper)	561	8,970
Resource Capital Corp. (REIT)	1,020	6,273
Resources Connection, Inc. (Commercial Services)	357	4,555
Responsys, Inc.* (Internet)	306	5,000
Retail Opportunity Investments Corp. (REIT)	510	7,548
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	459	1,372
Rex Energy Corp.* (Oil & Gas)	357	7,676
Rexnord Corp.* (Metal Fabricate/Hardware)	255	5,998

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RF Micro Devices, Inc.* (Telecommunications)	2,142	$11,246
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	867	2,679
Rite Aid Corp.* (Retail)	5,355	28,543
RLI Corp. (Insurance)	153	14,455
RLJ Lodging Trust (REIT)	918	23,188
Rockville Financial, Inc. (Savings & Loans)	255	3,353
Rockwell Medical, Inc.* (Healthcare - Products)	510	5,875
Rofin-Sinar Technologies, Inc.* (Electronics)	255	6,694
Rosetta Resources, Inc.* (Oil & Gas)	459	27,513
Roundy’s, Inc. (Retail)	306	2,846
Rouse Properties, Inc. (REIT)	204	4,125
RPX Corp.* (Commercial Services)	255	4,554
RTI Biologics, Inc.* (Biotechnology)	612	1,707
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	255	8,645
Ruby Tuesday, Inc.* (Retail)	510	3,024
Ruckus Wireless, Inc.* (Telecommunications)	357	5,177
Rudolph Technologies, Inc.* (Semiconductors)	306	3,244
Rush Enterprises, Inc.* - Class A (Retail)	255	7,298
Ruth’s Hospitality Group, Inc. (Retail)	306	3,730
Ryman Hospitality Properties, Inc. (REIT)	306	11,294
S&T Bancorp, Inc. (Banks)	255	6,253
Sabra Health Care REIT, Inc. (REIT)	306	8,231
Safeguard Scientifics, Inc.* (Internet)	204	3,560
Saia, Inc.* (Transportation)	204	6,636
Saks, Inc.* (Retail)	765	12,232
Sanchez Energy Corp.* (Oil & Gas)	255	7,270
Sanderson Farms, Inc. (Food)	153	9,671
Sandy Spring Bancorp, Inc. (Banks)	204	4,996
Sangamo Biosciences, Inc.* (Biotechnology)	510	4,779
Sanmina Corp.* (Electronics)	612	8,910
Santarus, Inc.* (Pharmaceuticals)	408	9,519
Sapient Corp.* (Internet)	816	12,901
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	255	9,930
ScanSource, Inc.* (Distribution/Wholesale)	204	7,846
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	204	5,924
Scholastic Corp. (Media)	204	5,853
Schulman (A.), Inc. (Chemicals)	255	8,446
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	255	15,779
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	561	2,654
Scientific Games Corp.* - Class A (Entertainment)	408	7,458
Sciquest, Inc.* (Software)	204	4,455
Scorpio Tankers, Inc. (Transportation)	1,224	14,126
SeaChange International, Inc.* (Software)	306	4,342
Seacoast Banking Corp. of Florida* (Banks)	918	2,093
SEACOR Holdings, Inc. (Oil & Gas Services)	153	14,963
Select Comfort Corp.* (Home Furnishings)	408	7,475
Select Medical Holdings Corp. (Healthcare - Services)	459	3,892
Selective Insurance Group, Inc. (Insurance)	408	10,718
SemGroup Corp. - Class A (Pipelines)	306	18,479
Semtech Corp.* (Semiconductors)	510	15,866
Sensient Technologies Corp. (Chemicals)	357	18,610
Sequenom, Inc.* (Biotechnology)	1,020	1,958
ServiceSource International, Inc.* (Commercial Services)	510	5,518
Shenandoah Telecommunications Co. (Telecommunications)	204	5,657
SHFl Entertainment, Inc.* (Entertainment)	459	10,640
Ship Finance International, Ltd. (Transportation)	408	6,752
ShoreTel, Inc.* (Telecommunications)	663	5,271
Shutterfly, Inc.* (Internet)	255	12,531
SIGA Technologies, Inc.* (Pharmaceuticals)	561	1,924
Sigma Designs, Inc.* (Semiconductors)	408	2,220
Silicon Graphics International Corp.* (Computers)	306	3,908
Silicon Image, Inc.* (Semiconductors)	714	3,749
Simpson Manufacturing Co., Inc. (Building Materials)	306	10,848
Sinclair Broadcast Group, Inc. - Class A (Media)	510	16,350
Skechers U.S.A., Inc.* - Class A (Apparel)	306	8,917
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	255	1,086
SkyWest, Inc. (Airlines)	408	6,136
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	510	5,498
Snyders-Lance, Inc. (Food)	357	10,706
Solar Capital, Ltd. (Investment Companies)	357	8,192
Solazyme, Inc.* (Energy - Alternate Sources)	408	4,268
Solta Medical, Inc.* (Healthcare - Products)	918	1,698
Sonic Automotive, Inc. - Class A (Retail)	306	6,818
Sonic Corp.* (Retail)	459	8,859
Sonus Networks, Inc.* (Telecommunications)	1,785	5,355
Sotheby’s - Class A (Commercial Services)	510	26,469
South Jersey Industries, Inc. (Gas)	255	15,185
Southwest Bancorp, Inc.* (Banks)	204	3,266
Southwest Gas Corp. (Gas)	357	19,370
Sovran Self Storage, Inc. (REIT)	255	19,505
Spansion, Inc.* - Class A (Computers)	408	4,884
Spartan Motors, Inc. (Auto Parts & Equipment)	408	2,770
Spartan Stores, Inc. (Food)	204	4,800

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectranetics Corp.* (Healthcare - Products)	306	$6,392
Spectrum Brands Holdings, Inc. (Household Products/Wares)	153	10,086
Spectrum Pharmaceuticals, Inc. (Biotechnology)	561	4,819
Speed Commerce, Inc.* (Distribution/Wholesale)	612	2,246
Spirit Airlines, Inc.* (Airlines)	459	19,806
SS&C Technologies Holdings, Inc.* (Software)	408	16,034
Staar Surgical Co.* (Healthcare - Products)	357	4,727
STAG Industrial, Inc. (REIT)	357	7,465
Stage Stores, Inc. (Retail)	255	5,266
Standard Motor Products, Inc. (Auto Parts & Equipment)	153	5,532
Standard Pacific Corp.* (Home Builders)	1,122	8,897
Star Scientific, Inc.* (Agriculture)	1,887	3,415
State Bank Finacial Corp. (Banks)	306	5,220
Steelcase, Inc. - Class A (Office Furnishings)	663	10,867
Stein Mart, Inc. (Retail)	255	3,766
StellarOne Corp. (Banks)	204	4,749
Stepan Co. (Chemicals)	153	9,007
STERIS Corp. (Healthcare - Products)	408	18,438
Sterling Financial Corp. (Banks)	255	7,385
Steven Madden, Ltd.* (Apparel)	459	16,836
Stewart Enterprises, Inc. - Class A (Commercial Services)	561	7,411
Stewart Information Services Corp. (Insurance)	204	6,389
Stifel Financial Corp.* (Diversified Financial Services)	459	18,796
Stillwater Mining Co.* (Mining)	918	10,016
Stone Energy Corp.* (Oil & Gas)	408	14,223
Stoneridge, Inc.* (Electronics)	255	3,254
Strategic Hotels & Resorts, Inc.* (REIT)	1,377	11,980
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	153	10,008
Summit Hotel Properties, Inc. (REIT)	561	5,156
Sun Bancorp, Inc.* (Banks)	561	1,851
Sun Communities, Inc. (REIT)	255	11,365
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	6,071
SunCoke Energy, Inc.* (Coal)	561	11,220
SunEdison, Inc.* (Semiconductors)	1,734	16,126
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	408	2,044
SunPower Corp.* (Electrical Components & Equipment)	306	9,238
Sunstone Hotel Investors, Inc. (REIT)	1,224	16,218
Super Micro Computer, Inc.* (Computers)	306	4,260
Superior Industries International, Inc. (Auto Parts & Equipment)	204	3,825
SUPERVALU, Inc.* (Food)	1,530	10,756
Support.com, Inc.* (Internet)	561	2,502
Susquehanna Bancshares, Inc. (Banks)	1,377	16,228
Swift Energy Co.* (Oil & Gas)	357	4,898
Swift Transportation Co.* (Transportation)	612	13,335
Swisher Hygiene, Inc.* (Commercial Services)	1,887	1,139
SWS Group, Inc.* (Diversified Financial Services)	357	2,010
Sykes Enterprises, Inc.* (Computers)	306	5,728
Symetra Financial Corp. (Insurance)	612	11,463
Symmetricom, Inc.* (Telecommunications)	510	3,657
Symmetry Medical, Inc.* (Healthcare - Products)	357	2,892
Synaptics, Inc.* (Computers)	255	11,858
Synchronoss Technologies, Inc.* (Software)	255	8,828
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	765	3,091
Synergy Resources Corp.* (Oil & Gas)	408	4,227
SYNNEX Corp.* (Software)	204	12,505
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	459	2,084
Take-Two Interactive Software, Inc.* (Software)	612	10,961
TAL International Group, Inc. (Trucking & Leasing)	255	12,319
Tangoe, Inc.* (Software)	255	4,871
Targa Resources Corp. (Oil & Gas Services)	255	19,779
Targacept, Inc.* (Pharmaceuticals)	408	1,938
TASER International, Inc.* (Electronics)	459	8,156
TCP Capital Corp. (Investment Companies)	255	4,251
Team Health Holdings, Inc.* (Commercial Services)	510	22,154
Team, Inc.* (Commercial Services)	153	5,705
TearLab Corp.* (Healthcare - Products)	255	2,660
Tecumseh Products Co.* - Class A (Machinery - Diversified)	204	1,591
Teekay Tankers, Ltd. - Class A (Transportation)	765	1,997
TeleCommunication Systems, Inc.* - Class A (Internet)	714	1,628
Teledyne Technologies, Inc.* (Aerospace/Defense)	255	22,649
TeleTech Holdings, Inc.* (Commercial Services)	153	4,050
Tellabs, Inc. (Telecommunications)	2,907	7,093
Tenneco, Inc.* (Auto Parts & Equipment)	459	24,360
Terreno Realty Corp. (REIT)	204	3,627
Tesco Corp.* (Oil & Gas Services)	306	5,257
Tessera Technologies, Inc. (Semiconductors)	408	7,760
TETRA Tech, Inc.* (Environmental Control)	510	13,326
TETRA Technologies, Inc.* (Oil & Gas Services)	612	7,938
Texas Capital Bancshares, Inc.* (Banks)	306	15,927
Texas Industries, Inc.* (Building Materials)	153	8,216
Texas Roadhouse, Inc. - Class A (Retail)	459	12,586

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	$5,799
The Active Network, Inc.* (Internet)	510	7,364
The Andersons, Inc. (Agriculture)	153	11,349
The Brink’s Co. (Commercial Services)	357	11,210
The Buckle, Inc. (Retail)	204	9,984
The Cato Corp. - Class A (Retail)	204	6,114
The Cheesecake Factory, Inc. (Retail)	408	19,279
The Children’s Place Retail Stores, Inc.* (Retail)	153	8,352
The Corporate Executive Board Co. (Commercial Services)	255	18,591
The Ensign Group, Inc. (Healthcare - Services)	153	6,515
The Finish Line, Inc. - Class A (Retail)	408	10,216
The First Marblehead Corp.* (Diversified Financial Services)	1,479	1,420
The Geo Group, Inc. (REIT)	510	17,988
The Greenbrier Cos., Inc.* (Trucking & Leasing)	204	5,414
The Hain Celestial Group, Inc.* (Food)	255	21,224
The Jones Group, Inc. (Apparel)	612	9,510
The KEYW Holding Corp.* (Computers)	306	3,519
The McClatchy Co.* - Class A (Media)	816	2,301
The Medicines Co.* (Biotechnology)	408	13,839
The Men’s Wearhouse, Inc. (Retail)	357	15,101
The Middleby Corp.* (Machinery - Diversified)	153	34,831
The New York Times Co. - Class A (Media)	969	13,401
The Pantry, Inc.* (Retail)	255	3,414
The Pep Boys - Manny, Moe & Jack* (Retail)	459	5,939
The Ryland Group, Inc. (Home Builders)	357	14,352
The Ultimate Software Group, Inc.* (Software)	204	31,515
TherapeuticsMD, Inc.* (Pharmaceuticals)	816	3,444
Thermon Group Holdings, Inc.* (Oil & Gas Services)	255	5,995
THL Credit, Inc. (Investment Companies)	255	4,144
Thomas Properties Group, Inc. (Real Estate)	408	2,774
Thoratec Corp.* (Healthcare - Products)	408	17,622
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,213
TICC Capital Corp. (Investment Companies)	459	4,590
Titan International, Inc. (Auto Parts & Equipment)	408	5,916
TiVo, Inc.* (Home Furnishings)	969	12,878
Tootsie Roll Industries, Inc. (Food)	153	4,896
Tornier N.V.* (Healthcare - Products)	255	5,485
Tower Group International, Ltd. (Insurance)	459	1,666
Towerstream Corp.* (Internet)	816	1,958
Town Sports International Holdings, Inc. (Leisure Time)	255	3,295
TowneBank (Banks)	255	3,713
Tredegar Corp. (Miscellaneous Manufacturing)	204	5,961
TreeHouse Foods, Inc.* (Food)	255	18,681
Triangle Capital Corp. (Investment Companies)	204	6,071
Triangle Petroleum Corp.* (Oil & Gas)	459	4,852
TriMas Corp.* (Miscellaneous Manufacturing)	306	11,585
Triple-S Management Corp.* (Healthcare - Services)	204	3,633
TriQuint Semiconductor, Inc.* (Semiconductors)	1,275	10,111
TrueBlue, Inc.* (Commercial Services)	306	7,558
Trulia, Inc.* (Internet)	204	8,154
TrustCo Bank Corp. (Banks)	816	5,484
Trustmark Corp. (Banks)	510	13,852
TTM Technologies, Inc.* (Electronics)	459	4,016
Tuesday Morning Corp.* (Retail)	408	5,773
Tumi Holdings, Inc.* (Household Products/Wares)	357	7,622
Tutor Perini Corp.* (Engineering & Construction)	306	7,023
Tyler Technologies, Inc.* (Software)	255	24,661
U.S. Silica Holdings, Inc. (Mining)	204	7,103
UIL Holdings Corp. (Electric)	357	13,752
Ultra Clean Holdings, Inc.* (Semiconductors)	306	2,849
Ultrapetrol Bahamas, Ltd.* (Transportation)	459	1,652
Ultratech Stepper, Inc.* (Semiconductors)	204	4,853
UMB Financial Corp. (Banks)	255	15,025
Umpqua Holdings Corp. (Banks)	816	13,358
Unilife Corp.* (Healthcare - Products)	918	2,782
Union First Market Bankshares (Banks)	204	4,920
Unisys Corp.* (Computers)	357	9,407
United Bankshares, Inc. (Banks)	357	10,560
United Community Banks, Inc.* (Banks)	357	5,566
United Community Financial Corp.* (Savings & Loans)	459	1,836
United Financial Bancorp, Inc. (Savings & Loans)	204	3,199
United Fire Group, Inc. (Insurance)	204	6,467
United Natural Foods, Inc.* (Food)	357	25,507
United Stationers, Inc. (Distribution/Wholesale)	306	13,599
Universal American Corp. (Healthcare - Services)	357	2,649
Universal Corp. (Agriculture)	153	8,114
Universal Display Corp.* (Electrical Components & Equipment)	306	9,761
Universal Forest Products, Inc. (Building Materials)	153	8,097
Universal Insurance Holdings, Inc. (Insurance)	357	2,799
Universal Technical Institute, Inc. (Commercial Services)	255	3,389
UNS Energy Corp. (Electric)	306	15,141

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Unwired Planet, Inc.* (Internet)	1,122	$1,818
Uranium Energy Corp.* (Mining)	1,122	1,975
Ur-Energy, Inc.* (Mining)	1,581	1,660
Urstadt Biddle Properties - Class A (REIT)	204	4,027
US Airways Group, Inc.* (Airlines)	1,173	25,771
USA Mobility, Inc. (Telecommunications)	204	3,044
USG Corp.* (Building Materials)	561	15,320
UTI Worldwide, Inc. (Transportation)	663	10,078
VAALCO Energy, Inc.* (Oil & Gas)	561	2,956
Vail Resorts, Inc. (Entertainment)	255	17,964
Valassis Communications, Inc. - Class A (Commercial Services)	306	8,372
ValueClick, Inc.* (Internet)	561	10,777
ValueVision Media, Inc.* - Class A (Advertising)	459	2,451
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,191
Vantage Drilling Co.* (Oil & Gas)	1,836	3,268
VASCO Data Security International, Inc.* (Internet)	306	2,298
Vector Group, Ltd. (Agriculture)	459	7,422
Veeco Instruments, Inc.* (Semiconductors)	306	8,938
Vera Bradley, Inc.* (Retail)	204	4,519
Verint Systems, Inc.* (Software)	408	14,900
Viad Corp. (Commercial Services)	153	4,085
ViaSat, Inc.* (Telecommunications)	306	20,232
Vical, Inc.* (Biotechnology)	816	1,020
ViewPoint Financial Group, Inc. (Savings & Loans)	306	6,674
Virginia Commerce BanCorp, Inc.* (Banks)	255	4,088
VirnetX Holding Corp.* (Internet)	357	7,761
ViroPharma, Inc.* (Pharmaceuticals)	459	17,818
Virtusa Corp.* (Computers)	204	6,340
VistaPrint N.V.* (Commercial Services)	255	13,783
Vitacost.com, Inc.* (Internet)	255	2,017
Vitamin Shoppe, Inc.* (Retail)	255	11,962
VIVUS, Inc.* (Pharmaceuticals)	765	7,183
Vocera Communications, Inc.* (Computers)	204	3,433
Vocus, Inc.* (Internet)	204	1,765
Volcano Corp.* (Healthcare - Products)	408	7,821
Vonage Holdings Corp.* (Telecommunications)	1,377	5,136
VOXX International Corp.* (Home Furnishings)	204	3,164
Vringo, Inc.* (Telecommunications)	765	2,157
W&T Offshore, Inc. (Oil & Gas)	306	5,842
Wabash National Corp.* (Auto Manufacturers)	561	6,541
WageWorks, Inc.* (Diversified Financial Services)	204	10,447
Walter Energy, Inc. (Coal)	510	8,104
Walter Investment Management Corp.* (Diversified Financial Services)	306	11,558
Warren Resources, Inc.* (Oil & Gas)	867	2,714
Washington REIT (REIT)	510	13,367
Watsco, Inc. (Distribution/Wholesale)	204	19,439
Watts Water Technologies, Inc. - Class A (Electronics)	204	11,787
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	408	4,774
Web.com Group, Inc.* (Internet)	306	8,247
WebMD Health Corp.* (Internet)	255	8,981
Webster Financial Corp. (Banks)	663	18,490
WellCare Health Plans, Inc.* (Healthcare - Services)	306	20,404
Werner Enterprises, Inc. (Transportation)	357	8,268
WesBanco, Inc. (Banks)	204	5,998
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	357	6,540
West Corp. (Telecommunications)	204	4,492
West Pharmaceutical Services, Inc. (Healthcare - Products)	510	24,660
Westamerica Bancorp (Banks)	204	10,502
Westell Technologies, Inc.* (Telecommunications)	663	2,380
Western Alliance Bancorp* (Banks)	561	11,866
Western Asset Mortgage Capital Corp. (REIT)	204	3,286
Western Refining, Inc. (Oil & Gas)	408	13,166
Westfield Financial, Inc. (Savings & Loans)	255	1,839
Wet Seal, Inc. (The)* (Retail)	816	2,701
WEX, Inc.* (Commercial Services)	255	23,805
WGL Holdings, Inc. (Gas)	357	16,069
Willbros Group, Inc.* (Oil & Gas Services)	408	3,982
Wilshire Bancorp, Inc. (Banks)	561	4,752
Winnebago Industries, Inc.* (Home Builders)	255	7,563
Winthrop Realty Trust (REIT)	255	3,001
Wintrust Financial Corp. (Banks)	255	11,095
WisdomTree Investments, Inc.* (Diversified Financial Services)	765	10,633
Wolverine World Wide, Inc. (Apparel)	357	20,613
Woodward, Inc. (Electronics)	510	20,447
World Wrestling Entertainment, Inc. - Class A (Media)	306	3,963
Worthington Industries, Inc. (Metal Fabricate/Hardware)	408	16,540
Wright Medical Group, Inc.* (Healthcare - Products)	306	8,314
Xenoport, Inc.* (Pharmaceuticals)	510	2,667
XO Group, Inc.* (Internet)	255	3,539
Xoma Corp.* (Biotechnology)	714	3,220
Yelp, Inc.* (Internet)	255	17,276
Zagg, Inc.* (Electronics)	408	1,934
Zale Corp.* (Retail)	306	4,783
Zaza Energy Corp.* (Oil & Gas)	969	1,202
Zep, Inc. (Chemicals)	204	4,058
Zillow, Inc.* - Class A (Internet)	153	12,183
ZIOPHARM Oncology, Inc.* (Biotechnology)	867	3,069
Zix Corp.* (Internet)	663	2,705
Zogenix, Inc.* (Pharmaceuticals)	1,020	2,989

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zoltek Cos., Inc.* (Chemicals)	255	$4,259
Zumiez, Inc.* (Retail)	204	6,047

TOTAL COMMON STOCKS (Cost $7,738,671)		10,718,559

Contingent Right (0.0%)
Trius Therapeutics, Inc.*(a) (Biotechnology)	357	—

TOTAL CONTINGENT RIGHT (Cost $–)		—

Right (0.0%)
Caesars Acquisition Co.; expiring 11/4/13 at $8.64* (Entertainment)	306	—

TOTAL RIGHT (Cost $–)		—

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—

TOTAL WARRANT (Cost $–)		—

	Principal Amount
Repurchase Agreements(b)(c)(65.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $19,929,026	$19,929,000	19,929,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,929,000)		19,929,000

TOTAL INVESTMENT SECURITIES (Cost $27,667,671) - 101.0%		30,647,559
Net other assets (liabilities) - (1.0)%		(314,545)

NET ASSETS - 100.0%		$30,333,014

*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,952,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $5,380,200)	49	$84,224

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$7,325,161	$(122,407)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	6,889,293	(109,945)
		$(232,352)

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$17,231	0.1%
Aerospace/Defense	154,932	0.5%
Agriculture	32,876	0.1%
Airlines	73,021	0.2%
Apparel	88,749	0.3%
Auto Manufacturers	6,541	NM
Auto Parts & Equipment	120,495	0.4%
Banks	665,634	2.2%
Biotechnology	273,064	0.9%
Building Materials	121,674	0.4%
Chemicals	226,500	0.7%
Coal	46,346	0.2%
Commercial Services	700,159	2.3%
Computers	194,441	0.6%
Cosmetics/Personal Care	7,383	NM
Distribution/Wholesale	93,344	0.3%
Diversified Financial Services	232,307	0.8%
Electric	221,969	0.7%
Electrical Components & Equipment	168,854	0.6%
Electronics	227,832	0.8%
Energy - Alternate Sources	25,294	0.1%
Engineering & Construction	76,859	0.3%
Entertainment	82,092	0.3%
Environmental Control	60,694	0.2%
Food	204,557	0.7%
Forest Products & Paper	62,766	0.2%
Gas	104,725	0.3%
Hand/Machine Tools	13,512	NM
Healthcare - Products	424,533	1.4%
Healthcare - Services	174,642	0.6%
Holding Companies - Diversified	23,416	0.1%
Home Builders	74,232	0.2%
Home Furnishings	41,948	0.1%
Household Products/Wares	50,736	0.2%
Housewares	4,355	NM
Insurance	271,835	0.9%
Internet	308,051	1.0%
Investment Companies	117,172	0.4%
Iron/Steel	27,228	0.1%
Leisure Time	65,938	0.2%
Lodging	24,801	0.1%
Machinery - Construction & Mining	5,173	NM
Machinery - Diversified	125,327	0.4%
Media	114,351	0.4%
Metal Fabricate/Hardware	75,157	0.2%
Mining	95,257	0.3%
Miscellaneous Manufacturing	186,255	0.6%
Office Furnishings	54,656	0.2%
Oil & Gas	357,580	1.2%
Oil & Gas Services	187,395	0.6%
Packaging & Containers	21,473	0.1%
Pharmaceuticals	318,781	1.1%
Pipelines	29,436	0.1%
Private Equity	17,491	0.1%
Real Estate	35,366	0.1%
REIT	816,683	2.6%
Retail	675,397	2.2%
Savings & Loans	130,900	0.4%
Semiconductors	385,221	1.3%
Software	561,908	1.9%
Storage/Warehousing	17,593	0.1%
Telecommunications	348,322	1.1%
Textiles	9,547	NM
Toys/Games/Hobbies	5,679	NM
Transportation	186,054	0.6%
Trucking & Leasing	23,532	0.1%
Water	21,287	0.1%
Other **	19,614,455	64.7%
Total	$30,333,014	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (49.8%)
Activision Blizzard, Inc. (Software)	9,976	$166,001
Adobe Systems, Inc.* (Software)	4,472	242,382
Akamai Technologies, Inc.* (Software)	1,591	71,181
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,763	216,761
Altera Corp. (Semiconductors)	2,838	95,357
Amazon.com, Inc.* (Internet)	4,085	1,487,062
Amgen, Inc. (Biotechnology)	6,708	778,128
Analog Devices, Inc. (Semiconductors)	2,752	135,674
Apple Computer, Inc. (Computers)	8,084	4,222,677
Applied Materials, Inc. (Semiconductors)	10,707	191,120
Autodesk, Inc.* (Software)	1,978	78,942
Automatic Data Processing, Inc. (Commercial Services)	4,300	322,371
Avago Technologies, Ltd. (Semiconductors)	2,193	99,628
Baidu, Inc.*ADR (Internet)	2,451	394,366
Bed Bath & Beyond, Inc.* (Retail)	1,935	149,614
Biogen Idec, Inc.* (Biotechnology)	2,107	514,508
Broadcom Corp. - Class A (Semiconductors)	4,730	126,386
C.H. Robinson Worldwide, Inc. (Transportation)	1,419	84,771
CA, Inc. (Software)	4,042	128,374
Catamaran Corp.* (Pharmaceuticals)	1,849	86,829
Celgene Corp.* (Biotechnology)	3,655	542,731
Cerner Corp.* (Software)	3,053	171,060
Charter Communications, Inc.* - Class A (Media)	903	121,219
Check Point Software Technologies, Ltd.* (Software)	1,763	102,289
Cisco Systems, Inc. (Telecommunications)	47,601	1,071,023
Citrix Systems, Inc.* (Software)	1,677	95,220
Cognizant Technology Solutions Corp.* (Computers)	2,666	231,755
Comcast Corp. - Class A (Media)	19,006	904,306
Costco Wholesale Corp. (Retail)	3,870	456,660
DENTSPLY International, Inc. (Healthcare - Products)	1,247	58,734
DIRECTV* - Class A (Media)	4,902	306,326
Discovery Communications, Inc.* - Class A (Media)	1,333	118,530
Dollar Tree, Inc.* (Retail)	1,978	115,515
eBay, Inc.* (Internet)	11,524	607,430
Equinix, Inc.* (Internet)	430	69,436
Expedia, Inc. (Internet)	1,118	65,828
Expeditors International of Washington, Inc. (Transportation)	1,849	83,741
Express Scripts Holding Co.* (Pharmaceuticals)	7,267	454,333
F5 Networks, Inc.* (Internet)	688	56,079
Facebook, Inc.* - Class A (Internet)	16,211	814,765
Fastenal Co. (Distribution/Wholesale)	2,666	132,767
Fiserv, Inc.* (Software)	1,161	121,592
Fossil Group, Inc.* (Distribution/Wholesale)	516	65,501
Garmin, Ltd. (Electronics)	1,720	80,410
Gilead Sciences, Inc.* (Biotechnology)	13,631	967,664
Google, Inc.* - Class A (Internet)	2,451	2,525,951
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,333	83,726
Henry Schein, Inc.* (Healthcare - Products)	774	87,021
Intel Corp. (Semiconductors)	44,376	1,084,105
Intuit, Inc. (Software)	2,666	190,379
Intuitive Surgical, Inc.* (Healthcare - Products)	344	127,796
KLA-Tencor Corp. (Semiconductors)	1,462	95,907
Kraft Foods Group, Inc. (Food)	5,289	287,616
Liberty Global PLC* - Class A (Media)	1,978	155,016
Liberty Media Corp.* (Media)	989	151,228
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,386	118,247
Linear Technology Corp. (Semiconductors)	2,064	84,913
Mattel, Inc. (Toys/Games/Hobbies)	3,053	135,462
Maxim Integrated Products, Inc. (Semiconductors)	2,537	75,349
Microchip Technology, Inc. (Semiconductors)	1,763	75,738
Micron Technology, Inc.* (Semiconductors)	9,245	163,452
Microsoft Corp. (Software)	74,218	2,623,607
Mondelez International, Inc. - Class A (Food)	15,867	533,766
Monster Beverage Corp.* (Beverages)	1,505	86,131
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,397	128,644
NetApp, Inc. (Computers)	3,010	116,818
Netflix, Inc.* (Internet)	516	166,400
Nuance Communications, Inc.* (Software)	2,752	42,821
NVIDIA Corp. (Semiconductors)	5,160	78,329
O’Reilly Automotive, Inc.* (Retail)	946	117,124
PACCAR, Inc. (Auto Manufacturers)	3,139	174,528
Paychex, Inc. (Commercial Services)	3,268	138,106
Priceline.com, Inc.* (Internet)	473	498,461
Qualcomm, Inc. (Semiconductors)	15,265	1,060,460
Randgold Resources, Ltd.ADR (Mining)	430	31,777
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	860	247,336
Ross Stores, Inc. (Retail)	1,935	149,672
SanDisk Corp. (Computers)	2,150	149,425
SBA Communications Corp.* - Class A (Telecommunications)	1,118	97,791
Seagate Technology PLC (Computers)	3,182	154,900
Sears Holdings Corp.* (Retail)	946	54,944
Sigma-Aldrich Corp. (Chemicals)	1,075	92,912
Sirius XM Radio, Inc. (Media)	55,341	208,635
Staples, Inc. (Retail)	5,891	94,963
Starbucks Corp. (Retail)	6,708	543,684
Stericycle, Inc.* (Environmental Control)	774	89,939
Symantec Corp. (Internet)	6,235	141,784
Tesla Motors, Inc.* (Auto Manufacturers)	1,075	171,936
Texas Instruments, Inc. (Semiconductors)	9,804	412,552

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Twenty-First Century Fox, Inc. - Class A (Media)	13,545	$461,613
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,505	103,123
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,064	147,246
Viacom, Inc. - Class B (Media)	3,784	315,169
VimpelCom, Ltd.ADR (Wireless Telecommunication Services)	14,706	211,619
Vodafone Group PLCADR (Telecommunications)	8,987	330,902
Western Digital Corp. (Computers)	2,107	146,710
Whole Foods Market, Inc. (Food)	3,311	209,023
Wynn Resorts, Ltd. (Lodging)	903	150,124
Xilinx, Inc. (Semiconductors)	2,365	107,418
Yahoo!, Inc.* (Internet)	9,073	298,774
TOTAL COMMON STOCKS
(Cost $21,143,641)		33,738,118

	Principal Amount
Repurchase Agreements(a)(b)(53.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $36,380,047	$36,380,000	36,380,000
TOTAL REPURCHASE AGREEMENTS
(Cost $36,380,000)		36,380,000
TOTAL INVESTMENT SECURITIES
(Cost $57,523,641) - 103.5%		70,118,118
Net other assets (liabilities) - (3.5)%		(2,340,308)
NET ASSETS - 100.0%		$67,777,810

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $3,137,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $11,738,910)	174	$553,396

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$10,581,634	$(15,302)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	11,986,154	(22,556)
		$(37,858)

NASDAQ-100 ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$346,464	0.5%
Beverages	169,857	0.3%
Biotechnology	3,414,375	5.0%
Chemicals	92,912	0.1%
Commercial Services	563,599	0.8%
Computers	5,022,286	7.5%
Distribution/Wholesale	198,268	0.3%
Electronics	80,410	0.1%
Environmental Control	89,939	0.1%
Food	1,030,405	1.5%
Healthcare - Products	273,551	0.4%
Internet	7,244,583	10.8%
Lodging	150,124	0.2%
Media	2,742,043	4.0%
Mining	31,777	NM
Pharmaceuticals	669,806	1.0%
Retail	1,682,176	2.5%
Semiconductors	3,886,388	5.7%
Software	4,033,847	6.1%
Telecommunications	1,499,715	2.2%
Toys/Games/Hobbies	135,462	0.2%
Transportation	168,512	0.2%
Wireless Telecommunication Services	211,619	0.3%
Other **	34,039,692	50.2%
Total	$67,777,810	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (99.9%)
3M Co. (Miscellaneous Manufacturing)	639	$80,418
Abbott Laboratories (Pharmaceuticals)	1,278	46,711
Abercrombie & Fitch Co. - Class A (Retail)	142	5,322
Accenture PLC - Class A (Computers)	497	36,530
ACE, Ltd. (Insurance)	710	67,762
Aetna, Inc. (Healthcare - Services)	781	48,969
AFLAC, Inc. (Insurance)	994	64,590
AGL Resources, Inc. (Gas)	284	13,592
Air Products & Chemicals, Inc. (Chemicals)	426	46,438
Airgas, Inc. (Chemicals)	71	7,744
Alcoa, Inc. (Mining)	2,343	21,720
Allegheny Technologies, Inc. (Iron/Steel)	213	7,050
Allergan, Inc. (Pharmaceuticals)	213	19,300
Allstate Corp. (Insurance)	994	52,742
Altera Corp. (Semiconductors)	284	9,542
Altria Group, Inc. (Agriculture)	1,846	68,727
Ameren Corp. (Electric)	497	17,981
American Electric Power, Inc. (Electric)	1,065	49,885
American International Group, Inc. (Insurance)	3,195	165,023
AmerisourceBergen Corp. (Pharmaceuticals)	497	32,469
Anadarko Petroleum Corp. (Oil & Gas)	568	54,125
Analog Devices, Inc. (Semiconductors)	213	10,501
Aon PLC (Insurance)	284	22,462
Apache Corp. (Oil & Gas)	852	75,658
Apartment Investment and Management Co. - Class A (REIT)	142	3,973
Archer-Daniels-Midland Co. (Agriculture)	1,420	58,078
Assurant, Inc. (Insurance)	142	8,304
AT&T, Inc. (Telecommunications)	11,502	416,373
Autodesk, Inc.* (Software)	142	5,667
Automatic Data Processing, Inc. (Commercial Services)	426	31,937
AutoNation, Inc.* (Retail)	71	3,424
AvalonBay Communities, Inc. (REIT)	142	17,757
Avery Dennison Corp. (Household Products/Wares)	213	10,037
Avon Products, Inc. (Cosmetics/Personal Care)	923	16,153
Baker Hughes, Inc. (Oil & Gas Services)	994	57,741
Bank of New York Mellon Corp. (Banks)	1,207	38,383
Bard (C.R.), Inc. (Healthcare - Products)	71	9,672
BB&T Corp. (Banks)	1,562	53,061
Beam, Inc. (Beverages)	355	23,892
Becton, Dickinson & Co. (Healthcare - Products)	213	22,393
Bed Bath & Beyond, Inc.* (Retail)	213	16,469
Bemis Co., Inc. (Packaging & Containers)	142	5,666
Berkshire Hathaway, Inc.* - Class B (Insurance)	3,905	449,388
Best Buy Co., Inc. (Retail)	568	24,310
BlackRock, Inc. (Diversified Financial Services)	142	42,715
Boston Properties, Inc. (REIT)	142	14,697
Boston Scientific Corp.* (Healthcare - Products)	1,633	19,090
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,562	82,036
C.H. Robinson Worldwide, Inc. (Transportation)	142	8,483
CA, Inc. (Software)	710	22,550
Cablevision Systems Corp. NY - Class A (Media)	497	7,728
Cabot Oil & Gas Corp. (Oil & Gas)	355	12,539
Cameron International Corp.* (Oil & Gas Services)	284	15,580
Campbell Soup Co. (Food)	213	9,067
Capital One Financial Corp. (Banks)	1,278	87,760
Cardinal Health, Inc. (Pharmaceuticals)	710	41,649
CareFusion Corp.* (Healthcare - Products)	497	19,269
CarMax, Inc.* (Retail)	213	10,009
Carnival Corp. - Class A (Leisure Time)	923	31,981
Caterpillar, Inc. (Machinery - Construction & Mining)	1,349	112,452
CBRE Group, Inc.* - Class A (Real Estate)	213	4,948
CenterPoint Energy, Inc. (Gas)	923	22,706
CenturyLink, Inc. (Telecommunications)	1,278	43,273
Chesapeake Energy Corp. (Oil & Gas)	1,065	29,777
Chevron Corp. (Oil & Gas)	4,189	502,511
CIGNA Corp. (Healthcare - Services)	639	49,190
Cincinnati Financial Corp. (Insurance)	355	17,750
Cisco Systems, Inc. (Telecommunications)	6,177	138,982
Citigroup, Inc. (Banks)	6,603	322,093
Citrix Systems, Inc.* (Software)	142	8,063
Cliffs Natural Resources, Inc. (Iron/Steel)	355	9,116
Clorox Co. (Household Products/Wares)	142	12,807
CME Group, Inc. (Diversified Financial Services)	710	52,689
CMS Energy Corp. (Electric)	568	15,597
Coca-Cola Enterprises, Inc. (Beverages)	213	8,888
Colgate-Palmolive Co. (Cosmetics/Personal Care)	710	45,958
Comerica, Inc. (Banks)	213	9,223
Computer Sciences Corp. (Computers)	142	6,995
ConAgra Foods, Inc. (Food)	923	29,361
ConocoPhillips (Oil & Gas)	2,627	192,559
CONSOL Energy, Inc. (Coal)	497	18,140
Consolidated Edison, Inc. (Electric)	639	37,203
Corning, Inc. (Telecommunications)	3,195	54,603
Costco Wholesale Corp. (Retail)	568	67,024
Covidien PLC (Healthcare - Products)	355	22,759
CSX Corp. (Transportation)	2,201	57,358
CVS Caremark Corp. (Retail)	2,698	167,977
Danaher Corp. (Miscellaneous Manufacturing)	497	35,829
Darden Restaurants, Inc. (Retail)	284	14,635
Deere & Co. (Machinery - Diversified)	284	23,242
Delta Air Lines, Inc. (Airlines)	1,207	31,841
DENTSPLY International, Inc. (Healthcare - Products)	142	6,688
Devon Energy Corp. (Oil & Gas)	852	53,863

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Diamond Offshore Drilling, Inc. (Oil & Gas)	142	$8,794
Dollar General Corp.* (Retail)	213	12,307
Dominion Resources, Inc. (Electric)	1,278	81,472
Dover Corp. (Miscellaneous Manufacturing)	142	13,034
DTE Energy Co. (Electric)	355	24,545
Duke Energy Corp. (Electric)	1,562	112,043
Dun & Bradstreet Corp. (Software)	71	7,724
E*TRADE Financial Corp.* (Diversified Financial Services)	639	10,805
E.I. du Pont de Nemours & Co. (Chemicals)	994	60,833
Eaton Corp. (Miscellaneous Manufacturing)	497	35,068
Edison International (Electric)	710	34,811
Electronic Arts, Inc.* (Software)	639	16,774
Emerson Electric Co. (Electrical Components & Equipment)	852	57,058
Ensco PLC - Class A (Oil & Gas)	497	28,652
Entergy Corp. (Electric)	355	22,976
EQT Corp. (Oil & Gas)	142	12,157
Equity Residential (REIT)	355	18,588
Exelon Corp. (Electric)	1,846	52,685
Expedia, Inc. (Internet)	71	4,180
Expeditors International of Washington, Inc. (Transportation)	213	9,647
Express Scripts Holding Co.* (Pharmaceuticals)	781	48,828
Exxon Mobil Corp. (Oil & Gas)	4,402	394,507
FedEx Corp. (Transportation)	639	83,709
Fidelity National Information Services, Inc. (Software)	213	10,384
Fifth Third Bancorp (Banks)	1,917	36,481
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors)	142	7,138
FirstEnergy Corp. (Electric)	923	34,954
FLIR Systems, Inc. (Electronics)	284	8,088
Flowserve Corp. (Machinery - Diversified)	142	9,865
Fluor Corp. (Engineering & Construction)	355	26,348
FMC Technologies, Inc.* (Oil & Gas Services)	284	14,356
Ford Motor Co. (Auto Manufacturers)	8,520	145,777
Forest Laboratories, Inc.* (Pharmaceuticals)	497	23,374
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,272	83,518
Frontier Communications Corp. (Telecommunications)	2,201	9,706
GameStop Corp. - Class A (Retail)	284	15,569
Gannett Co., Inc. (Media)	284	7,858
Garmin, Ltd. (Electronics)	284	13,277
General Dynamics Corp. (Aerospace/Defense)	710	61,507
General Electric Co. (Miscellaneous Manufacturing)	22,081	577,198
General Mills, Inc. (Food)	781	39,378
General Motors Co.* (Auto Manufacturers)	1,562	57,716
Genuine Parts Co. (Distribution/Wholesale)	355	27,985
Genworth Financial, Inc.* - Class A (Insurance)	1,065	15,474
H & R Block, Inc. (Commercial Services)	355	10,096
Halliburton Co. (Oil & Gas Services)	1,065	56,477
Harley-Davidson, Inc. (Leisure Time)	213	13,641
Harman International Industries, Inc. (Home Furnishings)	142	11,505
Harris Corp. (Telecommunications)	71	4,399
Hartford Financial Services Group, Inc. (Insurance)	994	33,498
Hasbro, Inc. (Toys/Games/Hobbies)	284	14,669
HCP, Inc. (REIT)	426	17,679
Helmerich & Payne, Inc. (Oil & Gas)	213	16,518
Hess Corp. (Oil & Gas)	639	51,887
Hewlett-Packard Co. (Computers)	4,189	102,086
Honeywell International, Inc. (Electronics)	852	73,894
Hormel Foods Corp. (Food)	284	12,343
Hospira, Inc.* (Healthcare - Products)	355	14,385
Host Hotels & Resorts, Inc. (REIT)	1,633	30,292
Hudson City Bancorp, Inc. (Savings & Loans)	1,065	9,564
Humana, Inc. (Healthcare - Services)	355	32,713
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	213	14,384
Integrys Energy Group, Inc. (Electric)	142	8,333
IntercontinentalExchange, Inc.* (Diversified Financial Services)	71	13,684
International Business Machines Corp. (Computers)	1,065	190,858
International Flavors & Fragrances, Inc. (Chemicals)	71	5,868
International Game Technology (Entertainment)	568	10,678
International Paper Co. (Forest Products & Paper)	994	44,342
Invesco, Ltd. (Diversified Financial Services)	355	11,981
Iron Mountain, Inc. (Commercial Services)	213	5,653
J.C. Penney Co., Inc.* (Retail)	781	5,858
J.P. Morgan Chase & Co. (Banks)	8,165	420,823
Jabil Circuit, Inc. (Electronics)	426	8,887
Jacobs Engineering Group, Inc.* (Engineering & Construction)	284	17,273
Johnson & Johnson (Pharmaceuticals)	2,911	269,588
Johnson Controls, Inc. (Auto Parts & Equipment)	1,491	68,809
Joy Global, Inc. (Machinery - Construction & Mining)	213	12,088
Juniper Networks, Inc.* (Telecommunications)	1,065	19,852
Kansas City Southern Industries, Inc. (Transportation)	71	8,628
Kellogg Co. (Food)	284	17,963
KeyCorp (Banks)	994	12,455
Kimberly-Clark Corp. (Household Products/Wares)	355	38,340
Kimco Realty Corp. (REIT)	426	9,150

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kinder Morgan, Inc. (Pipelines)	1,491	$52,647
Kohls Corp. (Retail)	426	24,197
Kraft Foods Group, Inc. (Food)	1,278	69,498
Kroger Co. (Food)	1,136	48,666
L-3 Communications Holdings, Inc. (Aerospace/Defense)	213	21,396
Laboratory Corp. of America Holdings* (Healthcare - Services)	213	21,492
Lam Research Corp.* (Semiconductors)	142	7,701
Legg Mason, Inc. (Diversified Financial Services)	213	8,194
Leucadia National Corp. (Holding Companies - Diversified)	710	20,121
Lincoln National Corp. (Insurance)	568	25,793
Linear Technology Corp. (Semiconductors)	142	5,842
Lockheed Martin Corp. (Aerospace/Defense)	355	47,336
Loews Corp. (Insurance)	639	30,870
LyondellBasell Industries N.V. - Class A (Chemicals)	994	74,152
M&T Bank Corp. (Banks)	71	7,990
Macy’s, Inc. (Retail)	852	39,286
Marathon Oil Corp. (Oil & Gas)	1,562	55,076
Marathon Petroleum Corp. (Oil & Gas)	355	25,439
Marriott International, Inc. - Class A (Lodging)	214	9,631
Marsh & McLennan Cos., Inc. (Insurance)	568	26,014
McDonald’s Corp. (Retail)	1,065	102,794
McGraw Hill Financial, Inc. (Commercial Services)	213	14,842
McKesson Corp. (Pharmaceuticals)	497	77,701
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	213	17,394
MeadWestvaco Corp. (Forest Products & Paper)	355	12,372
Medtronic, Inc. (Healthcare - Products)	1,136	65,205
MetLife, Inc. (Insurance)	2,414	114,206
Microchip Technology, Inc. (Semiconductors)	142	6,100
Micron Technology, Inc.* (Semiconductors)	1,278	22,595
Microsoft Corp. (Software)	7,384	261,023
Molex, Inc. (Electrical Components & Equipment)	142	5,481
Molson Coors Brewing Co. - Class B (Beverages)	355	19,170
Mondelez International, Inc. - Class A (Food)	3,834	128,975
Morgan Stanley Dean Witter & Co. (Banks)	3,053	87,713
Motorola Solutions, Inc. (Telecommunications)	497	31,072
Murphy Oil Corp. (Oil & Gas)	355	21,414
Nabors Industries, Ltd. (Oil & Gas)	568	9,929
NASDAQ Stock Market, Inc. (Diversified Financial Services)	284	10,062
National Oilwell Varco, Inc. (Oil & Gas Services)	923	74,929
Neilsen Holdings N.V. (Media)	284	11,201
NetApp, Inc. (Computers)	284	11,022
Newfield Exploration Co.* (Oil & Gas)	284	8,648
Newmont Mining Corp. (Mining)	1,065	29,032
News Corp.* - Class A (Media)	568	9,997
NextEra Energy, Inc. (Electric)	923	78,224
NIKE, Inc. - Class B (Apparel)	710	53,790
NiSource, Inc. (Gas)	710	22,379
Noble Corp. (Oil & Gas)	568	21,414
Norfolk Southern Corp. (Transportation)	710	61,074
Northeast Utilities System (Electric)	710	30,452
Northern Trust Corp. (Banks)	497	28,041
Northrop Grumman Corp. (Aerospace/Defense)	497	53,432
NRG Energy, Inc. (Electric)	710	20,256
Nucor Corp. (Iron/Steel)	355	18,379
NVIDIA Corp. (Semiconductors)	1,278	19,400
NYSE Euronext (Diversified Financial Services)	497	21,878
Occidental Petroleum Corp. (Oil & Gas)	1,775	170,542
Omnicom Group, Inc. (Advertising)	284	19,343
ONEOK, Inc. (Pipelines)	426	24,069
Owens-Illinois, Inc.* (Packaging & Containers)	355	11,286
Pall Corp. (Miscellaneous Manufacturing)	142	11,434
Parker Hannifin Corp. (Miscellaneous Manufacturing)	355	41,436
Patterson Cos., Inc. (Healthcare - Products)	213	9,055
Paychex, Inc. (Commercial Services)	284	12,002
Peabody Energy Corp. (Coal)	568	11,065
Pentair, Ltd. (Miscellaneous Manufacturing)	213	14,290
People’s United Financial, Inc. (Savings & Loans)	710	10,245
Pepco Holdings, Inc. (Electric)	568	10,951
Pfizer, Inc. (Pharmaceuticals)	5,893	180,797
PG&E Corp. (Electric)	994	41,599
Phillips 66 (Oil & Gas)	1,349	86,916
Pinnacle West Capital Corp. (Electric)	213	11,934
Pitney Bowes, Inc. (Office/Business Equipment)	426	9,091
Plum Creek Timber Co., Inc. (REIT)	142	6,447
PNC Financial Services Group (Banks)	1,136	83,530
PPL Corp. (Electric)	1,349	41,320
Praxair, Inc. (Chemicals)	284	35,418
Precision Castparts Corp. (Metal Fabricate/Hardware)	142	35,990
Principal Financial Group, Inc. (Insurance)	568	26,957
Procter & Gamble Co. (Cosmetics/Personal Care)	3,053	246,530
Progressive Corp. (Insurance)	1,207	31,346
Prologis, Inc. (REIT)	1,065	42,547
Prudential Financial, Inc. (Insurance)	568	46,230
Public Service Enterprise Group, Inc. (Electric)	1,065	35,678
Public Storage, Inc. (REIT)	142	23,710
QEP Resources, Inc. (Oil & Gas)	355	11,736

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quest Diagnostics, Inc. (Healthcare - Services)	355	$21,268
Range Resources Corp. (Oil & Gas)	142	10,751
Raytheon Co. (Aerospace/Defense)	710	58,483
Regions Financial Corp. (Banks)	1,562	15,042
Republic Services, Inc. (Environmental Control)	568	19,011
Reynolds American, Inc. (Agriculture)	355	18,236
Robert Half International, Inc. (Commercial Services)	142	5,471
Rockwell Automation, Inc. (Machinery - Diversified)	71	7,839
Rockwell Collins, Inc. (Aerospace/Defense)	142	9,916
Rowan Cos. PLC* - Class A (Oil & Gas)	284	10,247
Ryder System, Inc. (Transportation)	142	9,348
Safeway, Inc. (Food)	497	17,345
SanDisk Corp. (Computers)	497	34,542
SCANA Corp. (Electric)	284	13,243
Schlumberger, Ltd. (Oil & Gas Services)	1,136	106,467
Sealed Air Corp. (Packaging & Containers)	213	6,428
Sempra Energy (Gas)	213	19,413
Sigma-Aldrich Corp. (Chemicals)	142	12,273
Simon Property Group, Inc. (REIT)	284	43,892
Southern Co. (Electric)	1,917	78,424
Southwestern Energy Co.* (Oil & Gas)	355	13,213
Spectra Energy Corp. (Pipelines)	1,420	50,509
St. Jude Medical, Inc. (Healthcare - Products)	639	36,672
Stanley Black & Decker, Inc. (Hand/Machine Tools)	355	28,077
Staples, Inc. (Retail)	1,420	22,890
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	142	10,454
State Street Corp. (Banks)	994	69,650
Stryker Corp. (Healthcare - Products)	284	20,976
SunTrust Banks, Inc. (Banks)	1,136	38,215
Symantec Corp. (Internet)	568	12,916
Sysco Corp. (Food)	1,278	41,331
Target Corp. (Retail)	1,349	87,402
TE Connectivity, Ltd. (Electronics)	497	25,591
TECO Energy, Inc. (Electric)	426	7,314
Tenet Healthcare Corp.* (Healthcare - Services)	213	10,051
Texas Instruments, Inc. (Semiconductors)	923	38,841
Textron, Inc. (Miscellaneous Manufacturing)	639	18,397
The ADT Corp. (Commercial Services)	142	6,159
The AES Corp. (Electric)	1,349	19,007
The Charles Schwab Corp. (Diversified Financial Services)	2,485	56,286
The Chubb Corp. (Insurance)	568	52,301
The Dow Chemical Co. (Chemicals)	2,627	103,687
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	213	15,114
The Goldman Sachs Group, Inc. (Banks)	923	148,474
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	568	11,917
The Interpublic Group of Cos., Inc. (Advertising)	497	8,350
The JM Smucker Co. - Class A (Food)	142	15,792
The Macerich Co. (REIT)	142	8,408
The Travelers Cos., Inc. (Insurance)	781	67,400
The Williams Cos., Inc. (Pipelines)	781	27,890
Thermo Fisher Scientific, Inc. (Electronics)	284	27,770
Tiffany & Co. (Retail)	142	11,242
Torchmark Corp. (Insurance)	213	15,519
Total System Services, Inc. (Commercial Services)	213	6,354
Transocean, Ltd. (Oil & Gas)	355	16,710
Tyco International, Ltd. (Electronics)	994	36,331
Tyson Foods, Inc. - Class A (Food)	639	17,681
United Parcel Service, Inc. - Class B (Transportation)	781	76,725
United States Steel Corp. (Iron/Steel)	284	7,069
United Technologies Corp. (Aerospace/Defense)	1,846	196,137
UnitedHealth Group, Inc. (Healthcare - Services)	2,201	150,240
UnumProvident Corp. (Insurance)	568	18,028
Valero Energy Corp. (Oil & Gas)	1,207	49,692
Varian Medical Systems, Inc.* (Healthcare - Products)	71	5,153
Ventas, Inc. (REIT)	213	13,896
Verizon Communications, Inc. (Telecommunications)	3,266	164,966
Viacom, Inc. - Class B (Media)	426	35,482
Vornado Realty Trust (REIT)	213	18,970
Vulcan Materials Co. (Mining)	71	3,802
W.W. Grainger, Inc. (Distribution/Wholesale)	71	19,097
Walgreen Co. (Retail)	1,917	113,563
Wal-Mart Stores, Inc. (Retail)	3,550	272,463
Walt Disney Co. (Media)	1,065	73,049
Waste Management, Inc. (Environmental Control)	923	40,187
Waters Corp.* (Electronics)	71	7,165
WellPoint, Inc. (Healthcare - Services)	639	54,187
Wells Fargo & Co. (Banks)	10,508	448,586
Western Digital Corp. (Computers)	426	29,662
Western Union Co. (Commercial Services)	1,207	20,543
Weyerhaeuser Co. (REIT)	497	15,109
Whirlpool Corp. (Home Furnishings)	142	20,733
Windstream Holdings, Inc. (Telecommunications)	1,278	10,927
Wisconsin Energy Corp. (Electric)	497	20,929
WPX Energy, Inc.* (Oil & Gas)	426	9,432
Xcel Energy, Inc. (Electric)	1,065	30,736
Xerox Corp. (Office/Business Equipment)	2,485	24,701
Xilinx, Inc. (Semiconductors)	213	9,674
XL Group PLC (Insurance)	639	19,534
Xylem, Inc. (Machinery - Diversified)	213	7,349

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
YUM! Brands, Inc. (Retail)	355	$24,005
Zimmer Holdings, Inc. (Healthcare - Products)	142	12,421
TOTAL COMMON STOCKS
(Cost $10,449,500)		16,340,663

	Principal Amount
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $80,000	$80,000	80,000
TOTAL REPURCHASE AGREEMENTS
(Cost $80,000)		80,000
TOTAL INVESTMENT SECURITIES
(Cost $10,529,500) - 100.4%		16,420,663
Net other assets (liabilities) - (0.4)%		(69,902)
NET ASSETS - 100.0%		$16,350,761

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$27,693	0.2%
Aerospace/Defense	448,207	2.7%
Agriculture	145,041	0.9%
Airlines	31,841	0.2%
Apparel	53,790	0.3%
Auto Manufacturers	203,493	1.2%
Auto Parts & Equipment	80,726	0.5%
Banks	1,907,529	11.8%
Beverages	51,950	0.3%
Chemicals	346,414	2.1%
Coal	29,205	0.2%
Commercial Services	113,057	0.7%
Computers	411,695	2.5%
Cosmetics/Personal Care	323,755	2.0%
Distribution/Wholesale	47,082	0.3%
Diversified Financial Services	228,294	1.4%
Electric	932,552	5.7%
Electrical Components & Equipment	62,540	0.4%
Electronics	201,002	1.2%
Engineering & Construction	43,621	0.3%
Entertainment	10,678	0.1%
Environmental Control	59,198	0.4%
Food	447,400	2.7%
Forest Products & Paper	56,714	0.3%
Gas	78,090	0.5%
Hand/Machine Tools	28,077	0.2%
Healthcare - Products	263,738	1.6%
Healthcare - Services	388,111	2.4%
Holding Companies - Diversified	20,121	0.1%
Home Furnishings	32,238	0.2%
Household Products/Wares	61,184	0.4%
Insurance	1,371,191	8.4%
Internet	17,097	0.1%
Iron/Steel	41,614	0.3%
Leisure Time	45,622	0.3%
Lodging	20,085	0.1%
Machinery - Construction & Mining	124,540	0.8%
Machinery - Diversified	48,295	0.3%
Media	145,314	0.9%
Metal Fabricate/Hardware	35,990	0.2%
Mining	138,072	0.8%
Miscellaneous Manufacturing	841,487	5.1%
Office/Business Equipment	33,792	0.2%
Oil & Gas	1,954,705	12.0%
Oil & Gas Services	325,550	2.0%
Packaging & Containers	23,380	0.1%
Pharmaceuticals	839,846	5.1%
Pipelines	155,115	0.9%
Real Estate	4,948	NM
REIT	285,115	1.7%
Retail	1,040,746	6.4%
Savings & Loans	19,809	0.1%
Semiconductors	137,334	0.8%
Software	332,186	2.0%
Telecommunications	894,153	5.5%
Toys/Games/Hobbies	14,669	0.1%
Transportation	314,972	1.9%
Other **	10,098	0.1%
Total	$16,350,761	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	737	$92,751
Abbott Laboratories (Pharmaceuticals)	2,010	73,466
AbbVie, Inc. (Pharmaceuticals)	3,283	159,061
Accenture PLC - Class A (Computers)	871	64,019
Actavis PLC* (Pharmaceuticals)	335	51,784
Adobe Systems, Inc.* (Software)	938	50,840
Agilent Technologies, Inc. (Electronics)	670	34,009
Airgas, Inc. (Chemicals)	67	7,308
Akamai Technologies, Inc.* (Software)	335	14,988
Alexion Pharmaceuticals, Inc.* (Biotechnology)	402	49,426
Allergan, Inc. (Pharmaceuticals)	402	36,425
Altera Corp. (Semiconductors)	335	11,256
Altria Group, Inc. (Agriculture)	2,345	87,304
Amazon.com, Inc.* (Internet)	737	268,291
American Express Co. (Diversified Financial Services)	1,943	158,938
American Tower Corp. (REIT)	804	63,797
Ameriprise Financial, Inc. (Diversified Financial Services)	402	40,417
Ametek, Inc. (Electrical Components & Equipment)	536	25,637
Amgen, Inc. (Biotechnology)	1,541	178,756
Amphenol Corp. - Class A (Electronics)	335	26,897
Anadarko Petroleum Corp. (Oil & Gas)	536	51,075
Analog Devices, Inc. (Semiconductors)	402	19,819
Aon PLC (Insurance)	402	31,794
Apartment Investment and Management Co. - Class A (REIT)	134	3,749
Apple Computer, Inc. (Computers)	1,876	979,929
Applied Materials, Inc. (Semiconductors)	2,479	44,250
Autodesk, Inc.* (Software)	268	10,696
Automatic Data Processing, Inc. (Commercial Services)	603	45,207
AutoNation, Inc.* (Retail)	67	3,231
AutoZone, Inc.* (Retail)	67	29,124
AvalonBay Communities, Inc. (REIT)	134	16,757
Ball Corp. (Packaging & Containers)	268	13,103
Bank of America Corp. (Banks)	22,110	308,657
Bank of New York Mellon Corp. (Banks)	1,206	38,351
Bard (C.R.), Inc. (Healthcare - Products)	134	18,253
Baxter International, Inc. (Healthcare - Products)	1,139	75,027
Becton, Dickinson & Co. (Healthcare - Products)	201	21,131
Bed Bath & Beyond, Inc.* (Retail)	201	15,541
Bemis Co., Inc. (Packaging & Containers)	67	2,673
Biogen Idec, Inc.* (Biotechnology)	469	114,525
BlackRock, Inc. (Diversified Financial Services)	134	40,309
Boeing Co. (Aerospace/Defense)	1,407	183,614
BorgWarner, Inc. (Auto Parts & Equipment)	268	27,639
Boston Properties, Inc. (REIT)	201	20,804
Boston Scientific Corp.* (Healthcare - Products)	1,206	14,098
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,876	98,528
Broadcom Corp. - Class A (Semiconductors)	1,139	30,434
Brown-Forman Corp. - Class B (Beverages)	335	24,448
C.H. Robinson Worldwide, Inc. (Transportation)	134	8,005
Cabot Oil & Gas Corp. (Oil & Gas)	536	18,932
Cameron International Corp.* (Oil & Gas Services)	268	14,702
Campbell Soup Co. (Food)	201	8,557
CarMax, Inc.* (Retail)	268	12,593
CBRE Group, Inc.* - Class A (Real Estate)	335	7,782
CBS Corp. - Class B (Media)	1,139	67,360
Celgene Corp.* (Biotechnology)	871	129,335
Cerner Corp.* (Software)	603	33,786
CF Industries Holdings, Inc. (Chemicals)	134	28,890
Chipotle Mexican Grill, Inc.* (Retail)	67	35,307
Cintas Corp. (Textiles)	201	10,808
Cisco Systems, Inc. (Telecommunications)	5,159	116,077
Citrix Systems, Inc.* (Software)	201	11,413
Clorox Co. (Household Products/Wares)	134	12,085
Coach, Inc. (Apparel)	603	30,560
Coca-Cola Co. (Beverages)	7,839	310,189
Coca-Cola Enterprises, Inc. (Beverages)	335	13,980
Cognizant Technology Solutions Corp.* (Computers)	603	52,419
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,139	73,727
Comcast Corp. - Class A (Media)	5,360	255,029
Comerica, Inc. (Banks)	201	8,703
Computer Sciences Corp. (Computers)	201	9,901
Constellation Brands, Inc.* (Beverages)	335	21,876
Costco Wholesale Corp. (Retail)	402	47,436
Covidien PLC (Healthcare - Products)	603	38,658
Crown Castle International Corp.* (Telecommunications)	603	45,840
Cummins, Inc. (Machinery - Diversified)	335	42,552
D.R. Horton, Inc. (Home Builders)	603	11,427
Danaher Corp. (Miscellaneous Manufacturing)	737	53,130
DaVita, Inc.* (Healthcare - Services)	335	18,830
Deere & Co. (Machinery - Diversified)	536	43,867
Delphi Automotive PLC (Auto Parts & Equipment)	603	34,492
Delta Air Lines, Inc. (Airlines)	670	17,675
Denbury Resources, Inc.* (Oil & Gas)	737	13,996
DENTSPLY International, Inc. (Healthcare - Products)	201	9,467
DIRECTV* - Class A (Media)	1,072	66,989
Discover Financial Services (Diversified Financial Services)	1,005	52,139
Discovery Communications, Inc.* - Class A (Media)	469	41,703
Dollar General Corp.* (Retail)	402	23,228
Dollar Tree, Inc.* (Retail)	469	27,390
Dover Corp. (Miscellaneous Manufacturing)	201	18,450

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dr. Pepper Snapple Group, Inc. (Beverages)	402	$19,035
Dun & Bradstreet Corp. (Software)	67	7,289
E.I. du Pont de Nemours & Co. (Chemicals)	938	57,405
Eastman Chemical Co. (Chemicals)	335	26,395
Eaton Corp. (Miscellaneous Manufacturing)	469	33,093
eBay, Inc.* (Internet)	2,412	127,137
Ecolab, Inc. (Chemicals)	536	56,816
Edwards Lifesciences Corp.* (Healthcare - Products)	201	13,103
Eli Lilly & Co. (Pharmaceuticals)	2,010	100,138
EMC Corp. (Computers)	4,288	103,212
Emerson Electric Co. (Electrical Components & Equipment)	670	44,870
EOG Resources, Inc. (Oil & Gas)	536	95,622
EQT Corp. (Oil & Gas)	134	11,472
Equifax, Inc. (Commercial Services)	268	17,331
Equity Residential (REIT)	335	17,541
Expedia, Inc. (Internet)	134	7,890
Expeditors International of Washington, Inc. (Transportation)	201	9,103
Express Scripts Holding Co.* (Pharmaceuticals)	938	58,644
Exxon Mobil Corp. (Oil & Gas)	4,891	438,332
F5 Networks, Inc.* (Internet)	134	10,922
Family Dollar Stores, Inc. (Retail)	201	13,845
Fastenal Co. (Distribution/Wholesale)	536	26,693
Fidelity National Information Services, Inc. (Software)	402	19,598
First Horizon National Corp. (Banks)	1	8
Fiserv, Inc.* (Software)	268	28,068
Flowserve Corp. (Machinery - Diversified)	201	13,963
FMC Corp. (Chemicals)	268	19,500
FMC Technologies, Inc.* (Oil & Gas Services)	201	10,161
Fossil Group, Inc.* (Distribution/Wholesale)	134	17,010
Franklin Resources, Inc. (Diversified Financial Services)	804	43,303
Gannett Co., Inc. (Media)	201	5,562
General Mills, Inc. (Food)	603	30,403
General Motors Co.* (Auto Manufacturers)	402	14,854
Gilead Sciences, Inc.* (Biotechnology)	3,149	223,548
Google, Inc.* - Class A (Internet)	603	621,439
H & R Block, Inc. (Commercial Services)	268	7,622
Halliburton Co. (Oil & Gas Services)	737	39,083
Harley-Davidson, Inc. (Leisure Time)	268	17,163
Harris Corp. (Telecommunications)	134	8,303
HCP, Inc. (REIT)	536	22,244
Health Care REIT, Inc. (REIT)	603	39,105
Honeywell International, Inc. (Electronics)	804	69,731
Huntington Bancshares, Inc. (Banks)	1,675	14,740
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	871	68,626
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	335	22,623
Intel Corp. (Semiconductors)	10,251	250,431
IntercontinentalExchange, Inc.* (Diversified Financial Services)	67	12,913
International Business Machines Corp. (Computers)	1,072	192,113
International Flavors & Fragrances, Inc. (Chemicals)	67	5,538
Intuit, Inc. (Software)	603	43,060
Intuitive Surgical, Inc.* (Healthcare - Products)	67	24,891
Invesco, Ltd. (Diversified Financial Services)	603	20,351
Iron Mountain, Inc. (Commercial Services)	201	5,335
JDS Uniphase Corp.* (Telecommunications)	469	6,139
Johnson & Johnson (Pharmaceuticals)	3,082	285,424
Kansas City Southern Industries, Inc. (Transportation)	134	16,284
Kellogg Co. (Food)	268	16,951
KeyCorp (Banks)	938	11,753
Kimberly-Clark Corp. (Household Products/Wares)	469	50,652
Kimco Realty Corp. (REIT)	469	10,074
KLA-Tencor Corp. (Semiconductors)	335	21,976
L Brands, Inc. (Retail)	469	29,364
Lam Research Corp.* (Semiconductors)	201	10,900
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	268	7,970
Lennar Corp. - Class A (Home Builders)	335	11,909
Life Technologies Corp.* (Biotechnology)	335	25,229
Linear Technology Corp. (Semiconductors)	335	13,782
Lockheed Martin Corp. (Aerospace/Defense)	268	35,735
Lorillard, Inc. (Agriculture)	737	37,594
Lowe’s Cos., Inc. (Retail)	2,144	106,728
LSI Logic Corp. (Semiconductors)	1,139	9,659
M&T Bank Corp. (Banks)	201	22,619
Marathon Petroleum Corp. (Oil & Gas)	268	19,205
Marriott International, Inc. - Class A (Lodging)	269	12,113
Marsh & McLennan Cos., Inc. (Insurance)	603	27,617
Masco Corp. (Building Materials)	737	15,573
MasterCard, Inc. - Class A (Commercial Services)	201	144,137
Mattel, Inc. (Toys/Games/Hobbies)	737	32,701
McCormick & Co., Inc. (Food)	268	18,532
McDonald’s Corp. (Retail)	1,072	103,469
McGraw Hill Financial, Inc. (Commercial Services)	335	23,343
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	201	16,414
Medtronic, Inc. (Healthcare - Products)	1,005	57,687
Merck & Co., Inc. (Pharmaceuticals)	6,030	271,893
Microchip Technology, Inc. (Semiconductors)	268	11,513
Micron Technology, Inc.* (Semiconductors)	938	16,584
Microsoft Corp. (Software)	8,576	303,161

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Molex, Inc. (Electrical Components & Equipment)	134	$5,172
Monsanto Co. (Chemicals)	1,072	112,430
Monster Beverage Corp.* (Beverages)	268	15,338
Moody’s Corp. (Commercial Services)	402	28,405
Mylan Laboratories, Inc.* (Pharmaceuticals)	804	30,447
Neilsen Holdings N.V. (Media)	134	5,285
NetApp, Inc. (Computers)	469	18,202
Netflix, Inc.* (Internet)	134	43,212
Newell Rubbermaid, Inc. (Housewares)	603	17,867
News Corp.* - Class A (Media)	469	8,254
NIKE, Inc. - Class B (Apparel)	871	65,987
Noble Energy, Inc. (Oil & Gas)	737	55,223
Nordstrom, Inc. (Retail)	268	16,206
Nucor Corp. (Iron/Steel)	335	17,343
Omnicom Group, Inc. (Advertising)	268	18,253
Oracle Corp. (Software)	7,370	246,894
O’Reilly Automotive, Inc.* (Retail)	201	24,886
PACCAR, Inc. (Auto Manufacturers)	737	40,977
Pall Corp. (Miscellaneous Manufacturing)	134	10,790
Paychex, Inc. (Commercial Services)	402	16,989
Pentair, Ltd. (Miscellaneous Manufacturing)	201	13,485
PepsiCo, Inc. (Beverages)	3,149	264,799
PerkinElmer, Inc. (Electronics)	201	7,646
Perrigo Co. (Pharmaceuticals)	201	27,716
PetSmart, Inc. (Retail)	201	14,625
Pfizer, Inc. (Pharmaceuticals)	8,040	246,667
Philip Morris International, Inc. (Agriculture)	3,350	298,553
Pioneer Natural Resources Co. (Oil & Gas)	268	54,881
Plum Creek Timber Co., Inc. (REIT)	201	9,125
PPG Industries, Inc. (Chemicals)	268	48,931
Praxair, Inc. (Chemicals)	335	41,778
Precision Castparts Corp. (Metal Fabricate/Hardware)	201	50,943
Priceline.com, Inc.* (Internet)	134	141,213
Procter & Gamble Co. (Cosmetics/Personal Care)	2,747	221,820
Prudential Financial, Inc. (Insurance)	469	38,172
Public Storage, Inc. (REIT)	134	22,374
PulteGroup, Inc. (Home Builders)	737	13,008
PVH Corp. (Retail)	201	25,038
Qualcomm, Inc. (Semiconductors)	3,551	246,688
Quanta Services, Inc.* (Commercial Services)	469	14,168
Ralph Lauren Corp. (Apparel)	134	22,196
Range Resources Corp. (Oil & Gas)	201	15,218
Red Hat, Inc.* (Software)	402	17,395
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	134	38,538
Regions Financial Corp. (Banks)	1,407	13,549
Reynolds American, Inc. (Agriculture)	335	17,209
Robert Half International, Inc. (Commercial Services)	201	7,745
Rockwell Automation, Inc. (Machinery - Diversified)	201	22,192
Rockwell Collins, Inc. (Aerospace/Defense)	134	9,357
Roper Industries, Inc. (Machinery - Diversified)	201	25,489
Ross Stores, Inc. (Retail)	469	36,277
Salesforce.com, Inc.* (Software)	1,139	60,777
Schlumberger, Ltd. (Oil & Gas Services)	1,675	156,981
Scripps Networks Interactive - Class A (Media)	201	16,181
Seagate Technology PLC (Computers)	670	32,616
Sealed Air Corp. (Packaging & Containers)	201	6,066
Sempra Energy (Gas)	201	18,319
Sherwin-Williams Co. (Chemicals)	201	37,788
Sigma-Aldrich Corp. (Chemicals)	134	11,582
Simon Property Group, Inc. (REIT)	402	62,129
SLM Corp. (Diversified Financial Services)	871	22,097
Snap-on, Inc. (Hand/Machine Tools)	134	13,945
Southwest Airlines Co. (Airlines)	1,474	25,382
Southwestern Energy Co.* (Oil & Gas)	402	14,962
Starbucks Corp. (Retail)	1,541	124,898
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	268	19,730
Stericycle, Inc.* (Environmental Control)	201	23,356
Stryker Corp. (Healthcare - Products)	335	24,743
Symantec Corp. (Internet)	871	19,807
T. Rowe Price Group, Inc. (Diversified Financial Services)	536	41,492
TE Connectivity, Ltd. (Electronics)	402	20,699
Teradata Corp.* (Computers)	335	14,763
Teradyne, Inc.* (Semiconductors)	402	7,031
Tesoro Petroleum Corp. (Oil & Gas)	268	13,103
Texas Instruments, Inc. (Semiconductors)	1,407	59,207
The ADT Corp. (Commercial Services)	268	11,623
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	335	23,772
The Gap, Inc. (Retail)	536	19,827
The Hershey Co. (Food)	335	33,245
The Home Depot, Inc. (Retail)	2,948	229,620
The Interpublic Group of Cos., Inc. (Advertising)	402	6,754
The JM Smucker Co. - Class A (Food)	134	14,902
The Macerich Co. (REIT)	134	7,934
The Mosaic Co. (Chemicals)	670	30,720
The Williams Cos., Inc. (Pipelines)	670	23,926
Thermo Fisher Scientific, Inc. (Electronics)	536	52,410
Tiffany & Co. (Retail)	134	10,609
Time Warner Cable, Inc. (Media)	603	72,450
Time Warner, Inc. (Media)	1,876	128,956
TJX Cos., Inc. (Retail)	1,474	89,604
Total System Services, Inc. (Commercial Services)	134	3,997
Transocean, Ltd. (Oil & Gas)	335	15,768
TripAdvisor, Inc.* (Internet)	201	16,625
Twenty-First Century Fox, Inc. - Class A (Media)	4,087	139,284
U.S. Bancorp (Banks)	3,752	140,175
Union Pacific Corp. (Transportation)	938	142,013

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Parcel Service, Inc. - Class B (Transportation)	737	$72,403
Urban Outfitters, Inc.* (Retail)	201	7,614
V.F. Corp. (Apparel)	201	43,215
Varian Medical Systems, Inc.* (Healthcare - Products)	134	9,726
Ventas, Inc. (REIT)	402	26,226
VeriSign, Inc.* (Internet)	268	14,547
Verizon Communications, Inc. (Telecommunications)	2,747	138,751
Vertex Pharmaceuticals, Inc.* (Biotechnology)	469	33,458
Viacom, Inc. - Class B (Media)	469	39,063
Visa, Inc. - Class A (Commercial Services)	1,072	210,830
Vornado Realty Trust (REIT)	201	17,901
Vulcan Materials Co. (Mining)	201	10,764
W.W. Grainger, Inc. (Distribution/Wholesale)	67	18,021
Walt Disney Co. (Media)	2,412	165,439
Waters Corp.* (Electronics)	134	13,523
Weyerhaeuser Co. (REIT)	737	22,405
Whole Foods Market, Inc. (Food)	737	46,527
Wyndham Worldwide Corp. (Lodging)	268	17,795
Wynn Resorts, Ltd. (Lodging)	134	22,278
Xilinx, Inc. (Semiconductors)	335	15,216
Xylem, Inc. (Machinery - Diversified)	201	6,935
Yahoo!, Inc.* (Internet)	1,943	63,983
YUM! Brands, Inc. (Retail)	603	40,775
Zimmer Holdings, Inc. (Healthcare - Products)	268	23,442
Zions Bancorp (Banks)	402	11,405
Zoetis, Inc. (Pharmaceuticals)	1,005	31,818
TOTAL COMMON STOCKS
(Cost $12,059,169)		16,700,165

	Principal Amount
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $36,000	$36,000	36,000
TOTAL REPURCHASE AGREEMENTS
(Cost $36,000)		36,000
TOTAL INVESTMENT SECURITIES
(Cost $12,095,169) - 100.0%		16,736,165
Net other assets (liabilities) - NM		2,310
NET ASSETS - 100.0%		$16,738,475

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$25,007	0.1%
Aerospace/Defense	228,706	1.4%
Agriculture	440,660	2.6%
Airlines	43,057	0.3%
Apparel	161,958	1.0%
Auto Manufacturers	55,831	0.3%
Auto Parts & Equipment	62,130	0.4%
Banks	569,959	3.4%
Beverages	669,664	4.0%
Biotechnology	792,815	4.7%
Building Materials	15,573	0.1%
Chemicals	485,081	2.9%
Commercial Services	536,732	3.2%
Computers	1,467,174	8.8%
Cosmetics/Personal Care	319,319	1.9%
Distribution/Wholesale	61,724	0.4%
Diversified Financial Services	431,959	2.6%
Electrical Components & Equipment	75,679	0.5%
Electronics	224,916	1.3%
Environmental Control	23,356	0.1%
Food	169,117	1.0%
Gas	18,319	0.1%
Hand/Machine Tools	13,945	0.1%
Healthcare - Products	330,226	2.0%
Healthcare - Services	18,830	0.1%
Home Builders	36,344	0.2%
Household Products/Wares	62,737	0.4%
Housewares	17,867	0.1%
Insurance	97,583	0.6%
Internet	1,335,065	8.0%
Iron/Steel	17,343	0.1%
Leisure Time	17,163	0.1%
Lodging	71,916	0.4%
Machinery - Diversified	154,997	0.9%
Media	1,011,557	6.0%
Metal Fabricate/Hardware	50,943	0.3%
Mining	10,764	0.1%
Miscellaneous Manufacturing	320,918	1.9%
Oil & Gas	817,789	4.9%
Oil & Gas Services	220,927	1.3%
Packaging & Containers	21,842	0.1%
Pharmaceuticals	1,488,426	8.9%
Pipelines	23,926	0.1%
Real Estate	7,782	NM
REIT	362,165	2.2%
Retail	1,087,236	6.5%
Semiconductors	768,746	4.6%
Software	847,965	5.1%
Telecommunications	315,110	1.9%
Textiles	10,808	0.1%
Toys/Games/Hobbies	32,701	0.2%
Transportation	247,808	1.5%
Other **	38,310	0.2%
Total	$16,738,475	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (100.4%)
Aaron’s, Inc. (Commercial Services)	1,034	$29,335
Acuity Brands, Inc. (Electrical Components & Equipment)	235	23,620
Acxiom Corp.* (Software)	376	12,494
ADTRAN, Inc. (Telecommunications)	799	18,761
Advance Auto Parts, Inc. (Retail)	470	46,615
Advanced Micro Devices, Inc.* (Semiconductors)	8,319	27,785
Advent Software, Inc. (Software)	282	9,461
Aecom Technology Corp.* (Engineering & Construction)	1,363	43,316
Aeropostale, Inc.* (Retail)	1,081	10,042
AGCO Corp. (Machinery - Diversified)	1,222	71,341
Albemarle Corp. (Chemicals)	423	27,998
Alexander & Baldwin, Inc.* (Real Estate)	564	20,868
Alexandria Real Estate Equities, Inc. (REIT)	987	64,925
Alleghany Corp.* (Insurance)	94	38,109
Alliant Energy Corp. (Electric)	1,504	78,539
Alliant Techsystems, Inc. (Aerospace/Defense)	423	46,052
Allscripts Healthcare Solutions, Inc.* (Software)	2,162	29,900
Alpha Natural Resources, Inc.* (Coal)	3,008	21,056
American Campus Communities, Inc. (REIT)	752	25,989
American Financial Group, Inc. (Insurance)	987	55,529
ANSYS, Inc.* (Software)	470	41,103
AOL, Inc.* (Internet)	611	22,143
Apollo Group, Inc.* - Class A (Commercial Services)	1,363	36,378
Apollo Investment Corp. (Investment Companies)	3,055	26,059
AptarGroup, Inc. (Miscellaneous Manufacturing)	893	57,295
Aqua America, Inc. (Water)	1,081	27,220
Arch Coal, Inc. (Coal)	2,867	12,156
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,363	65,451
Arthur J. Gallagher & Co. (Insurance)	846	40,143
Ashland, Inc. (Chemicals)	470	43,500
Aspen Insurance Holdings, Ltd. (Insurance)	940	36,669
Associated Banc-Corp. (Banks)	2,256	36,683
Astoria Financial Corp. (Savings & Loans)	1,128	14,901
Atmos Energy Corp. (Gas)	1,222	54,098
Atwood Oceanics, Inc.* (Oil & Gas)	799	42,451
Avnet, Inc. (Electronics)	1,880	74,636
BancorpSouth, Inc. (Banks)	1,128	24,929
Bank of Hawaii Corp. (Banks)	611	35,426
Big Lots, Inc.* (Retail)	799	29,052
Bill Barrett Corp.* (Oil & Gas)	658	18,207
BioMed Realty Trust, Inc. (REIT)	2,632	52,429
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	282	34,833
Black Hills Corp. (Electric)	611	30,990
BRE Properties, Inc. - Class A (REIT)	611	33,367
Brinker International, Inc. (Retail)	282	12,526
Broadridge Financial Solutions, Inc. (Software)	846	29,745
Brown & Brown, Inc. (Insurance)	705	22,511
Cabot Corp. (Chemicals)	799	37,241
Camden Property Trust (REIT)	564	36,209
CARBO Ceramics, Inc. (Oil & Gas Services)	141	17,673
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	376	27,328
Carpenter Technology Corp. (Iron/Steel)	235	13,943
CBOE Holdings, Inc. (Diversified Financial Services)	470	22,795
Church & Dwight, Inc. (Household Products/Wares)	799	52,055
Cimarex Energy Co. (Oil & Gas)	658	69,319
Clarcor, Inc. (Miscellaneous Manufacturing)	376	21,988
Cleco Corp. (Electric)	799	37,026
Commerce Bancshares, Inc. (Banks)	1,034	47,574
Commercial Metals Co. (Iron/Steel)	1,598	29,339
Community Health Systems, Inc. (Healthcare - Services)	1,269	55,367
Compass Minerals International, Inc. (Mining)	235	17,500
Compuware Corp. (Software)	2,914	31,122
Convergys Corp. (Commercial Services)	1,410	27,833
Con-way, Inc. (Transportation)	752	30,983
Corporate Office Properties Trust (REIT)	705	17,343
Covance, Inc.* (Healthcare - Services)	282	25,171
Crane Co. (Miscellaneous Manufacturing)	658	41,783
CST Brands, Inc. (Retail)	423	13,638
Cubist Pharmaceuticals, Inc.* (Biotechnology)	329	20,398
Cullen/Frost Bankers, Inc. (Banks)	705	49,907
Cypress Semiconductor Corp. (Semiconductors)	987	9,159
Cytec Industries, Inc. (Chemicals)	188	15,621
Dean Foods Co.* (Food)	1,269	24,746
Deckers Outdoor Corp.* (Apparel)	470	32,350
Deluxe Corp. (Commercial Services)	376	17,706
DeVry, Inc. (Commercial Services)	752	26,997
Diebold, Inc. (Computers)	846	25,346
Domino’s Pizza, Inc. (Retail)	282	18,911
Domtar Corp. (Forest Products & Paper)	423	35,832
Donaldson Co., Inc. (Miscellaneous Manufacturing)	705	27,925
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	987	33,795
Dresser-Rand Group, Inc.* (Oil & Gas Services)	564	34,274
Dril-Quip, Inc.* (Oil & Gas Services)	282	33,112
DST Systems, Inc. (Computers)	423	35,858
Duke Realty Corp. (REIT)	2,444	40,497
East West Bancorp, Inc. (Banks)	1,880	63,336
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	752	32,885
Energen Corp. (Oil & Gas)	987	77,302

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energizer Holdings, Inc. (Electrical Components & Equipment)	846	$83,001
Equity One, Inc. (REIT)	470	11,332
Essex Property Trust, Inc. (REIT)	282	45,402
Esterline Technologies Corp.* (Aerospace/Defense)	423	33,908
Everest Re Group, Ltd. (Insurance)	658	101,160
Exelis, Inc. (Aerospace/Defense)	2,585	42,627
FactSet Research Systems, Inc. (Media)	235	25,601
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,739	22,033
Federal Realty Investment Trust (REIT)	376	38,954
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,269	34,416
Fidelity National Title Group, Inc. - Class A (Insurance)	1,504	42,338
First Horizon National Corp. (Banks)	1,692	18,020
First Niagara Financial Group, Inc. (Savings & Loans)	4,794	52,878
FirstMerit Corp. (Banks)	2,256	50,670
Flowers Foods, Inc. (Food)	1,222	30,965
FTI Consulting, Inc.* (Commercial Services)	564	22,887
Fulton Financial Corp. (Banks)	1,175	14,347
GATX Corp. (Trucking & Leasing)	611	31,497
General Cable Corp. (Electrical Components & Equipment)	658	21,668
Genesee & Wyoming, Inc.* - Class A (Transportation)	235	23,462
Global Payments, Inc. (Commercial Services)	470	27,956
Granite Construction, Inc. (Engineering & Construction)	470	15,205
Great Plains Energy, Inc. (Electric)	2,115	49,576
Green Mountain Coffee Roasters, Inc.* (Beverages)	611	38,377
Greenhill & Co., Inc. (Diversified Financial Services)	141	7,233
Greif, Inc. - Class A (Packaging & Containers)	423	22,626
GUESS?, Inc. (Retail)	799	24,969
Hancock Holding Co. (Banks)	1,128	36,976
Hanover Insurance Group, Inc. (Insurance)	611	35,768
Harris Teeter Supermarkets, Inc. (Food)	658	32,452
Harsco Corp. (Miscellaneous Manufacturing)	1,081	30,138
Hawaiian Electric Industries, Inc. (Electric)	1,363	36,215
HCC Insurance Holdings, Inc. (Insurance)	1,363	62,221
Health Management Associates, Inc.* - Class A (Healthcare - Services)	3,525	45,191
Health Net, Inc.* (Healthcare - Services)	1,081	32,862
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,316	31,137
Henry Schein, Inc.* (Healthcare - Products)	470	52,841
Herman Miller, Inc. (Office Furnishings)	470	14,260
Highwoods Properties, Inc. (REIT)	470	18,142
Hill-Rom Holdings, Inc. (Healthcare - Products)	799	32,991
Hillshire Brands Co. (Food)	1,692	55,548
HNI Corp. (Office Furnishings)	611	23,737
Hologic, Inc.* (Healthcare - Products)	1,739	38,936
Home Properties, Inc. (REIT)	423	25,511
Hospitality Properties Trust (REIT)	1,880	55,234
Hubbell, Inc. - Class B (Electrical Components & Equipment)	329	35,380
Huntington Ingalls Industries, Inc. (Shipbuilding)	658	47,080
IDACORP, Inc. (Electric)	705	36,378
IDEX Corp. (Machinery - Diversified)	376	26,000
Informatica Corp.* (Software)	1,457	56,241
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	2,068	47,916
Integrated Device Technology, Inc.* (Semiconductors)	893	9,502
International Bancshares Corp. (Banks)	799	18,257
International Rectifier Corp.* (Semiconductors)	940	24,478
International Speedway Corp. - Class A (Entertainment)	376	12,299
Intersil Corp. - Class A (Semiconductors)	1,739	19,407
Intrepid Potash, Inc. (Chemicals)	752	11,167
ITT Corp. (Miscellaneous Manufacturing)	658	26,142
Jack Henry & Associates, Inc. (Computers)	423	23,100
Janus Capital Group, Inc. (Diversified Financial Services)	2,021	19,947
JetBlue Airways Corp.* (Airlines)	2,961	20,993
John Wiley & Sons, Inc. (Media)	611	30,728
KBR, Inc. (Engineering & Construction)	2,021	69,805
Kemper Corp. (Insurance)	705	26,099
Kennametal, Inc. (Hand/Machine Tools)	1,081	49,726
Kilroy Realty Corp. (REIT)	564	29,982
Kirby Corp.* (Transportation)	329	29,113
Lancaster Colony Corp. (Food)	141	11,702
Landstar System, Inc. (Transportation)	235	12,993
Leidos Holdings, Inc. (Commercial Services)	987	46,478
Lender Processing Services, Inc. (Commercial Services)	564	19,469
Lexmark International, Inc. - Class A (Computers)	846	30,075
Liberty Property Trust (REIT)	1,927	71,666
Life Time Fitness, Inc.* (Leisure Time)	282	12,808
LifePoint Hospitals, Inc.* (Healthcare - Services)	658	33,979
Mack-Cali Realty Corp. (REIT)	1,175	24,158
Manpower, Inc. (Commercial Services)	1,081	84,427
ManTech International Corp. - Class A (Software)	329	9,192
Martin Marietta Materials (Building Materials)	329	32,272
Masimo Corp. (Healthcare - Products)	329	8,429
Matson, Inc. (Transportation)	564	15,279

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matthews International Corp. - Class A (Commercial Services)	376	$15,266
MDU Resources Group, Inc. (Electric)	2,585	76,981
Mednax, Inc.* (Healthcare - Services)	329	35,868
Mercury General Corp. (Insurance)	470	21,883
Meredith Corp. (Media)	517	26,522
Micros Systems, Inc.* (Computers)	564	30,597
Mid-America Apartment Communities, Inc. (REIT)	517	34,329
Mine Safety Appliances Co. (Environmental Control)	235	11,318
Minerals Technologies, Inc. (Chemicals)	470	26,616
Mohawk Industries, Inc.* (Textiles)	282	37,342
MSCI, Inc.* - Class A (Software)	658	26,827
Murphy USA, Inc.* (Oil & Gas)	282	11,444
National Fuel Gas Co. (Electric)	1,128	80,707
National Retail Properties, Inc. (REIT)	893	30,719
NCR Corp.* (Computers)	752	27,486
New York Community Bancorp (Savings & Loans)	6,016	97,519
NV Energy, Inc. (Electric)	3,196	75,873
NVR, Inc.* (Home Builders)	47	43,114
Oceaneering International, Inc. (Oil & Gas Services)	611	52,473
Office Depot, Inc.* (Retail)	1,551	8,670
OGE Energy Corp. (Electric)	2,679	98,854
Oil States International, Inc.* (Oil & Gas Services)	329	35,739
Old Republic International Corp. (Insurance)	3,290	55,239
Olin Corp. (Chemicals)	1,081	24,333
Omnicare, Inc. (Pharmaceuticals)	1,410	77,761
Oshkosh Truck Corp.* (Auto Manufacturers)	1,175	55,918
Owens & Minor, Inc. (Distribution/Wholesale)	846	31,657
Patterson-UTI Energy, Inc. (Oil & Gas)	987	23,945
Plantronics, Inc. (Telecommunications)	235	10,091
PNM Resources, Inc. (Electric)	517	12,367
Polycom, Inc.* (Telecommunications)	2,303	23,950
Post Holdings, Inc.* (Food)	423	18,168
Potlatch Corp. (REIT)	235	9,595
Primerica, Inc. (Insurance)	752	32,299
Prosperity Bancshares, Inc. (Banks)	752	46,962
Protective Life Corp. (Insurance)	1,081	49,812
PTC, Inc.* (Software)	893	24,754
Questar Corp. (Gas)	2,397	56,713
R.R. Donnelley & Sons Co. (Commercial Services)	2,491	46,258
Raymond James Financial Corp. (Diversified Financial Services)	705	32,183
Rayonier, Inc. (REIT)	658	30,939
Realty Income Corp. (REIT)	1,128	46,981
Regal-Beloit Corp. (Hand/Machine Tools)	282	20,679
Regency Centers Corp. (REIT)	564	29,136
Regis Corp. (Retail)	611	8,860
Reinsurance Group of America, Inc. (Insurance)	987	70,255
Reliance Steel & Aluminum Co. (Iron/Steel)	1,034	75,781
Rent-A-Center, Inc. (Commercial Services)	705	24,139
RF Micro Devices, Inc.* (Telecommunications)	2,115	11,104
Rock-Tenn Co. - Class A (Packaging & Containers)	987	105,619
Rollins, Inc. (Commercial Services)	376	10,393
Rosetta Resources, Inc.* (Oil & Gas)	329	19,720
Rovi Corp.* (Semiconductors)	1,363	22,844
RPM, Inc. (Chemicals)	940	36,397
Saks, Inc.* (Retail)	1,410	22,546
Scholastic Corp. (Media)	329	9,439
Science Applications International Corp. (Commercial Services)	188	6,627
Scientific Games Corp.* - Class A (Entertainment)	658	12,028
SEI Investments Co. (Commercial Services)	846	28,079
Senior Housing Properties Trust (REIT)	1,269	31,268
Sensient Technologies Corp. (Chemicals)	658	34,302
Signet Jewelers, Ltd. (Retail)	611	45,617
Silgan Holdings, Inc. (Packaging & Containers)	329	14,828
Silicon Laboratories, Inc.* (Semiconductors)	235	9,452
SL Green Realty Corp. (REIT)	1,269	120,010
SM Energy Co. (Oil & Gas)	376	33,317
Solera Holdings, Inc. (Software)	329	18,496
Sonoco Products Co. (Packaging & Containers)	1,363	55,392
Sotheby’s - Class A (Commercial Services)	329	17,075
SPX Corp. (Miscellaneous Manufacturing)	611	55,425
StanCorp Financial Group, Inc. (Insurance)	611	35,988
Steel Dynamics, Inc. (Iron/Steel)	3,008	54,054
STERIS Corp. (Healthcare - Products)	799	36,107
SunEdison, Inc.* (Semiconductors)	3,290	30,597
Superior Energy Services, Inc.* (Oil & Gas Services)	2,162	58,007
SUPERVALU, Inc.* (Food)	1,457	10,243
Synopsys, Inc.* (Computers)	987	35,976
Taubman Centers, Inc. (REIT)	376	24,737
TCF Financial Corp. (Banks)	2,256	34,246
Tech Data Corp.* (Electronics)	517	26,915
Techne Corp. (Healthcare - Products)	235	20,537
Teleflex, Inc. (Healthcare - Products)	564	51,990
Telephone & Data Systems, Inc. (Telecommunications)	1,363	42,498
Tempur-Pedic International, Inc.* (Home Furnishings)	329	12,617
The Brink’s Co. (Commercial Services)	658	20,661
The Cheesecake Factory, Inc. (Retail)	282	13,325
The Corporate Executive Board Co. (Commercial Services)	188	13,705
The New York Times Co. - Class A (Media)	1,692	23,400

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	611	$35,878
The Wendy’s Co. (Retail)	3,854	33,491
Tidewater, Inc. (Transportation)	658	39,625
Tootsie Roll Industries, Inc. (Food)	141	4,512
Towers Watson & Co. - Class A (Commercial Services)	893	102,524
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,081	54,731
Triumph Group, Inc. (Aerospace/Defense)	282	20,205
Trustmark Corp. (Banks)	893	24,254
Tupperware Corp. (Household Products/Wares)	282	25,281
UDR, Inc. (REIT)	1,974	48,975
UGI Corp. (Gas)	1,551	64,165
Unit Corp.* (Oil & Gas)	611	31,412
United Natural Foods, Inc.* (Food)	329	23,507
United Rentals, Inc.* (Commercial Services)	376	24,286
Universal Corp. (Agriculture)	329	17,447
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,222	98,445
URS Corp. (Engineering & Construction)	1,034	56,063
UTI Worldwide, Inc. (Transportation)	1,222	18,574
Valassis Communications, Inc. - Class A (Commercial Services)	517	14,145
Valley National Bancorp (Banks)	2,726	26,579
VCA Antech, Inc.* (Pharmaceuticals)	1,222	34,766
Vectren Corp. (Gas)	1,128	39,390
VeriFone Systems, Inc.* (Software)	752	17,040
Vishay Intertechnology, Inc.* (Electronics)	1,786	21,914
W.R. Berkley Corp. (Insurance)	1,504	66,041
Waste Connections, Inc. (Environmental Control)	846	36,158
Watsco, Inc. (Distribution/Wholesale)	141	13,436
Webster Financial Corp. (Banks)	564	15,730
Weingarten Realty Investors (REIT)	799	25,352
WellCare Health Plans, Inc.* (Healthcare - Services)	611	40,741
Werner Enterprises, Inc. (Transportation)	611	14,151
Westamerica Bancorp (Banks)	376	19,356
Westar Energy, Inc. (Electric)	1,739	54,970
WGL Holdings, Inc. (Gas)	705	31,732
Whitewave Foods Co.* (Food)	1,222	24,452
Woodward, Inc. (Electronics)	846	33,916
World Fuel Services Corp. (Retail)	987	37,654
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	282	13,623

TOTAL COMMON STOCKS (Cost $6,390,048)		10,076,782

	Principal Amount
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.05%, dated 10/31/13, due 11/1/13, total to be received $11,000	$11,000	11,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,000)		11,000

TOTAL INVESTMENT SECURITIES (Cost $6,401,048) - 100.5%		10,087,782
Net other assets (liabilities) - (0.5)%		(48,415)

NET ASSETS - 100.0%		$10,039,367

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$142,792	1.4%
Agriculture	17,447	0.2%
Airlines	20,993	0.2%
Apparel	32,350	0.3%
Auto Manufacturers	55,918	0.6%
Banks	563,252	5.6%
Beverages	38,377	0.4%
Biotechnology	55,231	0.6%
Building Materials	32,272	0.3%
Chemicals	257,174	2.6%
Coal	33,212	0.3%
Commercial Services	662,624	6.6%
Computers	208,438	2.1%
Distribution/Wholesale	158,460	1.6%
Diversified Financial Services	116,574	1.2%
Electric	668,477	6.6%
Electrical Components & Equipment	163,670	1.6%
Electronics	157,381	1.6%
Engineering & Construction	184,389	1.8%
Entertainment	58,122	0.6%
Environmental Control	47,476	0.5%
Food	236,295	2.4%
Forest Products & Paper	35,832	0.4%
Gas	246,098	2.5%
Hand/Machine Tools	70,405	0.7%
Healthcare - Products	241,831	2.4%
Healthcare - Services	367,623	3.7%
Home Builders	43,114	0.4%
Home Furnishings	12,617	0.1%
Household Products/Wares	113,214	1.1%
Insurance	792,064	7.8%
Internet	22,143	0.2%
Investment Companies	26,059	0.3%
Iron/Steel	173,117	1.7%
Leisure Time	12,808	0.1%
Machinery - Diversified	110,964	1.1%
Media	115,690	1.2%
Mining	17,500	0.2%
Miscellaneous Manufacturing	342,755	3.4%
Office Furnishings	37,997	0.4%
Oil & Gas	327,117	3.3%
Oil & Gas Services	262,415	2.6%
Packaging & Containers	198,465	2.0%
Pharmaceuticals	145,412	1.4%
Real Estate	20,868	0.2%
REIT	1,023,182	10.1%
Retail	325,915	3.2%
Savings & Loans	165,298	1.6%
Semiconductors	175,257	1.7%
Shipbuilding	47,080	0.5%
Software	306,374	3.1%
Telecommunications	106,405	1.1%
Textiles	37,342	0.4%
Transportation	184,180	1.8%
Trucking & Leasing	31,497	0.3%
Water	27,220	0.3%
Other **	(37,415)	(0.4)%
Total	$10,039,367	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3D Systems Corp.* (Computers)	2,470	$153,733
ACI Worldwide, Inc.* (Software)	1,040	57,325
Acuity Brands, Inc. (Electrical Components & Equipment)	650	65,332
Acxiom Corp.* (Software)	1,170	38,879
Advance Auto Parts, Inc. (Retail)	910	90,254
Advent Software, Inc. (Software)	520	17,446
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,300	256,672
Alaska Air Group, Inc. (Airlines)	1,820	128,601
Albemarle Corp. (Chemicals)	1,300	86,047
Alleghany Corp.* (Insurance)	260	105,408
Alliance Data Systems Corp.* (Commercial Services)	1,300	308,178
AMC Networks, Inc.* - Class A (Media)	1,560	109,340
American Campus Communities, Inc. (REIT)	1,300	44,928
American Eagle Outfitters, Inc. (Retail)	4,290	66,452
ANN, Inc.* (Retail)	1,170	41,371
ANSYS, Inc.* (Software)	1,560	136,422
AOL, Inc.* (Internet)	910	32,978
Aqua America, Inc. (Water)	2,470	62,194
Arthur J. Gallagher & Co. (Insurance)	1,690	80,191
Ascena Retail Group, Inc.* (Retail)	3,250	64,318
Ashland, Inc. (Chemicals)	910	84,221
Atmel Corp.* (Semiconductors)	10,920	79,498
Bally Technologies, Inc.* (Entertainment)	1,040	76,066
BE Aerospace, Inc.* (Aerospace/Defense)	2,470	200,465
Bob Evans Farms, Inc. (Retail)	650	37,109
BRE Properties, Inc. - Class A (REIT)	780	42,596
Brinker International, Inc. (Retail)	1,170	51,971
Broadridge Financial Solutions, Inc. (Software)	1,430	50,279
Brown & Brown, Inc. (Insurance)	1,690	53,962
Cabela’s, Inc.* (Retail)	1,170	69,404
Cadence Design Systems, Inc.* (Computers)	7,280	94,422
Camden Property Trust (REIT)	1,040	66,768
CARBO Ceramics, Inc. (Oil & Gas Services)	260	32,588
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	910	66,139
Carpenter Technology Corp. (Iron/Steel)	910	53,990
Carter’s, Inc. (Apparel)	1,560	107,874
Cathay Bancorp, Inc. (Banks)	1,820	44,827
CBOE Holdings, Inc. (Diversified Financial Services)	1,300	63,050
Charles River Laboratories International, Inc.* (Biotechnology)	1,300	63,973
Chico’s FAS, Inc. (Retail)	4,160	71,344
Church & Dwight, Inc. (Household Products/Wares)	2,080	135,512
Ciena Corp.* (Telecommunications)	2,600	60,502
Cimarex Energy Co. (Oil & Gas)	910	95,869
Cinemark Holdings, Inc. (Entertainment)	2,600	85,306
City National Corp. (Banks)	1,170	84,369
Clarcor, Inc. (Miscellaneous Manufacturing)	520	30,410
Clean Harbors, Inc.* (Environmental Control)	1,430	88,303
CommVault Systems, Inc.* (Software)	1,170	91,354
Compass Minerals International, Inc. (Mining)	390	29,043
Concur Technologies, Inc.* (Software)	1,170	122,382
Copart, Inc.* (Retail)	2,860	92,178
CoreLogic, Inc.* (Commercial Services)	2,470	82,177
Corporate Office Properties Trust (REIT)	910	22,386
Corrections Corp. of America (REIT)	2,990	110,630
Covance, Inc.* (Healthcare - Services)	910	81,227
Cree, Inc.* (Semiconductors)	3,120	189,540
CST Brands, Inc. (Retail)	780	25,147
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,040	64,480
Cypress Semiconductor Corp. (Semiconductors)	1,690	15,683
Cytec Industries, Inc. (Chemicals)	520	43,207
Deluxe Corp. (Commercial Services)	520	24,487
Dick’s Sporting Goods, Inc. (Retail)	2,600	138,345
Domino’s Pizza, Inc. (Retail)	910	61,025
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,080	82,388
Dresser-Rand Group, Inc.* (Oil & Gas Services)	910	55,301
Dril-Quip, Inc.* (Oil & Gas Services)	520	61,058
Duke Realty Corp. (REIT)	3,770	62,469
Eagle Materials, Inc. (Building Materials)	1,300	97,513
Eaton Vance Corp. (Diversified Financial Services)	3,120	130,447
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,560	68,219
Equinix, Inc.* (Internet)	1,300	209,924
Equity One, Inc. (REIT)	650	15,672
Essex Property Trust, Inc. (REIT)	520	83,720
Extra Space Storage, Inc. (REIT)	2,730	125,552
FactSet Research Systems, Inc. (Media)	650	70,811
Fair Isaac Corp. (Software)	910	52,125
Federal Realty Investment Trust (REIT)	910	94,276
Fidelity National Title Group, Inc. - Class A (Insurance)	3,510	98,807
First American Financial Corp. (Insurance)	2,730	70,598
First Horizon National Corp. (Banks)	2,990	31,844
Flowers Foods, Inc. (Food)	2,210	56,002
Foot Locker, Inc. (Retail)	3,770	130,818
Fortune Brands Home & Security, Inc. (Building Materials)	4,290	184,813
Fulton Financial Corp. (Banks)	2,730	33,333
Gartner Group, Inc.* (Commercial Services)	2,340	137,943
Genesee & Wyoming, Inc.* - Class A (Transportation)	650	64,896
Gentex Corp. (Electronics)	3,640	107,162
Global Payments, Inc. (Commercial Services)	1,040	61,859
Graco, Inc. (Machinery - Diversified)	1,560	120,526

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,210	$138,810
Greenhill & Co., Inc. (Diversified Financial Services)	390	20,007
Gulfport Energy Corp.* (Oil & Gas)	2,080	122,075
Hanesbrands, Inc. (Apparel)	2,600	177,111
Henry Schein, Inc.* (Healthcare - Products)	1,300	146,159
Herman Miller, Inc. (Office Furnishings)	650	19,721
Highwoods Properties, Inc. (REIT)	1,430	55,198
HMS Holdings Corp.* (Commercial Services)	2,210	46,697
HollyFrontier Corp. (Oil & Gas)	5,070	233,525
Hologic, Inc.* (Healthcare - Products)	3,640	81,500
Home Properties, Inc. (REIT)	650	39,202
HSN, Inc. (Retail)	910	47,684
Hubbell, Inc. - Class B (Electrical Components & Equipment)	780	83,881
IDEX Corp. (Machinery - Diversified)	1,430	98,885
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,300	140,218
Ingredion, Inc. (Food)	1,950	128,232
Integrated Device Technology, Inc.* (Semiconductors)	1,820	19,365
InterDigital, Inc. (Telecommunications)	1,040	40,300
Itron, Inc.* (Electronics)	1,040	44,377
ITT Corp. (Miscellaneous Manufacturing)	1,170	46,484
J.B. Hunt Transport Services, Inc. (Transportation)	2,340	175,570
Jack Henry & Associates, Inc. (Computers)	1,430	78,092
Jarden Corp.* (Household Products/Wares)	2,990	165,526
Jones Lang LaSalle, Inc. (Real Estate)	1,170	111,384
KB Home (Home Builders)	2,080	35,298
Kilroy Realty Corp. (REIT)	1,040	55,286
Kirby Corp.* (Transportation)	780	69,022
Lamar Advertising Co.* - Class A (Advertising)	1,690	77,250
Lancaster Colony Corp. (Food)	260	21,577
Landstar System, Inc. (Transportation)	650	35,939
Lender Processing Services, Inc. (Commercial Services)	1,040	35,901
Lennox International, Inc. (Building Materials)	1,170	91,330
Life Time Fitness, Inc.* (Leisure Time)	520	23,618
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,080	144,019
LKQ Corp.* (Distribution/Wholesale)	7,670	253,340
Louisiana-Pacific Corp.* (Building Materials)	3,640	61,916
M.D.C. Holdings, Inc. (Home Builders)	1,040	30,358
Mallinckrodt PLC* (Pharmaceuticals)	1,430	60,074
Martin Marietta Materials (Building Materials)	520	51,007
Masimo Corp. (Healthcare - Products)	780	19,984
Mednax, Inc.* (Healthcare - Services)	650	70,863
Mentor Graphics Corp. (Computers)	2,470	54,538
Mettler Toledo International, Inc.* (Electronics)	780	193,019
Micros Systems, Inc.* (Computers)	910	49,368
Mid-America Apartment Communities, Inc. (REIT)	910	60,424
Mine Safety Appliances Co. (Environmental Control)	390	18,782
Mohawk Industries, Inc.* (Textiles)	1,040	137,717
MSC Industrial Direct Co. - Class A (Retail)	1,300	99,281
MSCI, Inc.* - Class A (Software)	1,820	74,201
Murphy USA, Inc.* (Oil & Gas)	520	21,102
National Instruments Corp. (Electronics)	2,470	71,754
National Retail Properties, Inc. (REIT)	1,430	49,192
NCR Corp.* (Computers)	2,860	104,532
NeuStar, Inc.* - Class A (Telecommunications)	1,690	77,604
NewMarket Corp. (Chemicals)	260	80,954
Nordson Corp. (Machinery - Diversified)	1,560	112,460
NVR, Inc.* (Home Builders)	130	119,251
Oceaneering International, Inc. (Oil & Gas Services)	1,560	133,974
Office Depot, Inc.* (Retail)	3,250	18,168
Oil States International, Inc.* (Oil & Gas Services)	780	84,731
OMEGA Healthcare Investors, Inc. (REIT)	2,990	99,387
Packaging Corp. of America (Packaging & Containers)	2,470	153,832
Panera Bread Co.* - Class A (Retail)	780	123,178
Patterson-UTI Energy, Inc. (Oil & Gas)	1,950	47,307
Plantronics, Inc. (Telecommunications)	650	27,911
PNM Resources, Inc. (Electric)	1,040	24,877
Polaris Industries, Inc. (Leisure Time)	1,690	221,306
Potlatch Corp. (REIT)	650	26,540
PTC, Inc.* (Software)	1,430	39,640
Rackspace Hosting, Inc.* (Internet)	2,860	146,518
Raymond James Financial Corp. (Diversified Financial Services)	1,820	83,083
Rayonier, Inc. (REIT)	1,950	91,689
Realty Income Corp. (REIT)	2,860	119,118
Regal-Beloit Corp. (Hand/Machine Tools)	650	47,665
Regency Centers Corp. (REIT)	1,300	67,158
ResMed, Inc. (Healthcare - Products)	3,640	188,333
RF Micro Devices, Inc.* (Telecommunications)	3,250	17,063
Riverbed Technology, Inc.* (Computers)	4,160	61,651
Rollins, Inc. (Commercial Services)	910	25,152
Rosetta Resources, Inc.* (Oil & Gas)	910	54,545
Royal Gold, Inc. (Mining)	1,690	81,188
RPM, Inc. (Chemicals)	1,690	65,437
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,560	111,930
Science Applications International Corp. (Commercial Services)	780	27,495
SEI Investments Co. (Commercial Services)	2,210	73,350
Semtech Corp.* (Semiconductors)	1,690	52,576
Senior Housing Properties Trust (REIT)	2,470	60,861

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Service Corp. International (Commercial Services)	5,460	$98,335
Signature Bank* (Banks)	1,170	119,128
Signet Jewelers, Ltd. (Retail)	910	67,941
Silgan Holdings, Inc. (Packaging & Containers)	520	23,436
Silicon Laboratories, Inc.* (Semiconductors)	520	20,914
Skyworks Solutions, Inc.* (Semiconductors)	4,810	124,002
SM Energy Co. (Oil & Gas)	1,040	92,154
Solarwinds, Inc.* (Software)	1,690	61,161
Solera Holdings, Inc. (Software)	1,170	65,777
Sotheby’s - Class A (Commercial Services)	1,170	60,723
SUPERVALU, Inc.* (Food)	2,210	15,536
SVB Financial Group* (Banks)	1,170	112,063
Synopsys, Inc.* (Computers)	2,080	75,816
Synovus Financial Corp. (Banks)	25,090	81,543
Taubman Centers, Inc. (REIT)	910	59,869
Techne Corp. (Healthcare - Products)	390	34,082
Tempur-Pedic International, Inc.* (Home Furnishings)	910	34,899
Terex Corp.* (Machinery - Construction & Mining)	2,860	99,957
The Cheesecake Factory, Inc. (Retail)	650	30,713
The Cooper Cos., Inc. (Healthcare - Products)	1,300	167,973
The Corporate Executive Board Co. (Commercial Services)	520	37,908
The Timken Co. (Metal Fabricate/Hardware)	2,080	109,845
The Valspar Corp. (Chemicals)	2,080	145,537
Thor Industries, Inc. (Home Builders)	1,170	67,872
Thoratec Corp.* (Healthcare - Products)	1,430	61,762
Tibco Software, Inc.* (Internet)	3,900	95,784
Toll Brothers, Inc.* (Home Builders)	3,900	128,231
Tootsie Roll Industries, Inc. (Food)	260	8,320
Tractor Supply Co. (Retail)	3,640	259,713
Trimble Navigation, Ltd.* (Electronics)	6,630	189,418
Triumph Group, Inc. (Aerospace/Defense)	780	55,887
Tupperware Corp. (Household Products/Wares)	780	69,927
tw telecom, Inc.* (Telecommunications)	3,770	118,830
UDR, Inc. (REIT)	2,730	67,731
Under Armour, Inc.* - Class A (Apparel)	2,080	168,792
United Natural Foods, Inc.* (Food)	650	46,443
United Rentals, Inc.* (Commercial Services)	1,690	109,157
United Therapeutics Corp.* (Biotechnology)	1,170	103,568
Valmont Industries, Inc. (Metal Fabricate/Hardware)	650	91,325
ValueClick, Inc.* (Internet)	1,820	34,962
VeriFone Systems, Inc.* (Software)	1,430	32,404
Wabtec Corp. (Machinery - Diversified)	2,470	161,019
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,210	136,468
Washington Federal, Inc. (Savings & Loans)	2,600	59,228
Waste Connections, Inc. (Environmental Control)	1,560	66,674
Watsco, Inc. (Distribution/Wholesale)	390	37,163
Webster Financial Corp. (Banks)	1,300	36,257
Weingarten Realty Investors (REIT)	1,430	45,374
WEX, Inc.* (Commercial Services)	1,040	97,084
Whitewave Foods Co.* (Food)	2,210	44,222
Williams-Sonoma, Inc. (Retail)	2,340	122,710
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,300	52,702
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	780	37,682

TOTAL COMMON STOCKS (Cost $14,021,594)		18,880,901

TOTAL INVESTMENT SECURITIES (Cost $14,021,594) - 99.7%		18,880,901
Net other assets (liabilities) - 0.3%		65,271

NET ASSETS - 100.0%		$18,946,172

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$77,250	0.4%
Aerospace/Defense	256,352	1.4%
Airlines	128,601	0.7%
Apparel	453,778	2.4%
Banks	543,364	2.9%
Beverages	138,810	0.7%
Biotechnology	232,021	1.2%
Building Materials	486,580	2.6%
Chemicals	505,402	2.7%
Commercial Services	1,226,445	6.5%
Computers	672,152	3.5%
Distribution/Wholesale	290,503	1.5%
Diversified Financial Services	689,727	3.6%
Electric	24,877	0.1%
Electrical Components & Equipment	149,213	0.8%
Electronics	605,730	3.2%
Entertainment	161,372	0.9%
Environmental Control	173,759	0.9%
Food	320,332	1.7%
Hand/Machine Tools	191,684	1.0%
Healthcare - Products	840,011	4.4%
Healthcare - Services	152,090	0.8%
Home Builders	381,011	2.0%
Home Furnishings	34,899	0.2%
Household Products/Wares	370,965	2.0%
Insurance	408,966	2.2%
Internet	520,166	2.7%
Iron/Steel	53,990	0.3%
Leisure Time	244,924	1.3%
Machinery - Construction & Mining	99,957	0.5%
Machinery - Diversified	530,572	2.8%
Media	180,151	1.0%
Metal Fabricate/Hardware	253,872	1.3%
Mining	110,231	0.6%
Miscellaneous Manufacturing	225,421	1.2%
Office Furnishings	19,721	0.1%
Oil & Gas	666,576	3.5%
Oil & Gas Services	367,652	1.9%
Packaging & Containers	177,268	0.9%
Pharmaceuticals	240,223	1.3%
Real Estate	111,384	0.6%
REIT	1,566,026	8.4%
Retail	1,709,123	9.1%
Savings & Loans	59,228	0.3%
Semiconductors	501,578	2.6%
Software	839,394	4.4%
Telecommunications	342,211	1.8%
Textiles	137,717	0.7%
Transportation	345,427	1.8%
Water	62,195	0.3%
Other **	65,271	0.3%
Total	$18,946,172	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (100.1%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	6,919	$99,011
AAON, Inc. (Building Materials)	6,290	169,893
AAR Corp. (Aerospace/Defense)	15,725	460,428
ABIOMED, Inc.* (Healthcare - Products)	5,032	120,667
ABM Industries, Inc. (Commercial Services)	20,757	571,026
Acadia Realty Trust (REIT)	9,435	251,631
Actuant Corp. - Class A (Miscellaneous Manufacturing)	9,435	354,379
Aegion Corp.* (Engineering & Construction)	8,806	180,523
Aerovironment, Inc.* (Aerospace/Defense)	8,177	221,678
Affymetrix, Inc.* (Healthcare - Products)	28,934	204,563
Agilysys, Inc.* (Computers)	3,145	36,954
Agree Realty Corp. (REIT)	3,145	99,288
AK Steel Holding Corp.* (Iron/Steel)	33,337	146,683
Albany International Corp. - Class A (Machinery - Diversified)	11,322	416,763
ALLETE, Inc. (Electric)	15,096	762,801
Alliance One International, Inc.* (Agriculture)	33,337	99,011
Almost Family, Inc. (Healthcare - Services)	3,145	60,478
AMCOL International Corp. (Mining)	6,290	201,783
Amedisys, Inc.* (Healthcare - Services)	13,209	215,043
American Assets Trust, Inc. (REIT)	2,516	83,758
American Science & Engineering, Inc. (Electronics)	1,887	124,127
American States Water Co. (Water)	6,919	197,053
Amerisafe, Inc. (Insurance)	7,548	290,598
AMN Healthcare Services, Inc.* (Commercial Services)	8,177	101,395
AmSurg Corp.* (Healthcare - Services)	13,209	566,534
Anixter International, Inc.* (Telecommunications)	10,693	914,145
Annie’s, Inc.* (Food)	3,145	148,602
Apogee Enterprises, Inc. (Building Materials)	5,661	177,076
Applied Industrial Technologies, Inc. (Machinery - Diversified)	8,806	416,612
Approach Resources, Inc.* (Oil & Gas)	6,290	177,064
Arkansas Best Corp. (Transportation)	10,064	275,452
Associated Estates Realty Corp. (REIT)	13,209	202,626
Astec Industries, Inc. (Machinery - Construction & Mining)	7,548	255,198
Atlantic Tele-Network, Inc. (Telecommunications)	1,887	104,578
Atlas Air Worldwide Holdings, Inc.* (Transportation)	10,064	372,670
ATMI, Inc.* (Semiconductors)	6,290	171,969
Avid Technology, Inc.* (Software)	12,580	93,721
Avista Corp. (Electric)	24,531	681,716
B&G Foods, Inc. - Class A (Food)	8,177	276,791
Balchem Corp. (Chemicals)	5,661	324,149
Bank Mutual Corp. (Savings & Loans)	17,612	112,012
Banner Corp. (Banks)	8,177	312,852
Barnes & Noble, Inc.* (Retail)	15,096	213,306
Barnes Group, Inc. (Miscellaneous Manufacturing)	18,870	670,640
Basic Energy Services, Inc.* (Oil & Gas Services)	10,693	156,866
Bel Fuse, Inc. - Class B (Electronics)	3,774	79,405
Belden, Inc. (Electrical Components & Equipment)	8,177	549,985
Benchmark Electronics, Inc.* (Electronics)	22,015	500,400
Big 5 Sporting Goods Corp. (Retail)	7,548	142,733
Biglari Holdings, Inc.* (Retail)	629	274,257
BJ’s Restaurants, Inc.* (Retail)	5,661	153,187
Black Box Corp. (Telecommunications)	6,290	157,502
Blackbaud, Inc. (Software)	9,435	339,660
Blue Nile, Inc.* (Internet)	1,887	77,499
Blyth, Inc. (Household Products/Wares)	3,145	43,432
Bottomline Technologies, Inc.* (Software)	6,290	197,632
Boyd Gaming Corp.* (Lodging)	30,821	325,470
Brady Corp. - Class A (Electronics)	11,322	330,489
Briggs & Stratton Corp. (Machinery - Diversified)	19,499	357,612
Bristow Group, Inc. (Transportation)	15,096	1,214,775
Brookline Bancorp, Inc. (Savings & Loans)	11,322	100,426
Brooks Automation, Inc. (Semiconductors)	27,047	260,733
Brown Shoe Co., Inc. (Retail)	8,806	197,607
C&J Energy Services, Inc.* (Oil & Gas Services)	4,403	101,445
Cabot Microelectronics Corp.* (Semiconductors)	5,032	205,758
CACI International, Inc.* - Class A (Computers)	9,435	679,131
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	7,548	74,121
Calavo Growers, Inc. (Food)	3,145	93,375
Calgon Carbon Corp.* (Environmental Control)	13,209	263,520
Callaway Golf Co. (Leisure Time)	16,983	143,167
Cal-Maine Foods, Inc. (Food)	2,516	127,637
Capella Education Co.* (Commercial Services)	4,403	268,231
Capstead Mortgage Corp. (REIT)	11,951	141,380
Cardtronics, Inc.* (Commercial Services)	8,177	320,947
Career Education Corp.* (Commercial Services)	23,273	127,536
Carrizo Oil & Gas, Inc.* (Oil & Gas)	6,919	303,329
Casey’s General Stores, Inc. (Retail)	15,725	1,146,038
Cash America International, Inc. (Retail)	11,322	446,653
Cbeyond, Inc.* (Telecommunications)	11,951	76,964
CDI Corp. (Commercial Services)	5,661	90,859
CEC Entertainment, Inc. (Retail)	6,919	320,696
Cedar Realty Trust, Inc. (REIT)	14,467	82,607
Centene Corp.* (Healthcare - Services)	22,015	1,236,363
Central Garden & Pet Co.* - Class A (Household Products/Wares)	16,983	124,995
Century Aluminum Co.* (Mining)	20,757	180,171
CEVA, Inc.* (Semiconductors)	5,661	81,122
Checkpoint Systems, Inc.* (Electronics)	16,983	289,051

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chemed Corp. (Commercial Services)	3,145	$213,293
Christopher & Banks Corp.* (Retail)	6,290	36,293
CIBER, Inc.* (Computers)	27,047	87,903
CIRCOR International, Inc. (Metal Fabricate/Hardware)	6,919	510,415
City Holding Co. (Banks)	3,774	171,717
Clearwater Paper Corp.* (Forest Products & Paper)	8,806	459,849
Cloud Peak Energy, Inc.* (Coal)	24,531	382,929
Coherent, Inc. (Electronics)	3,774	249,801
Cohu, Inc. (Semiconductors)	9,435	90,199
Columbia Banking System, Inc. (Banks)	10,064	258,544
Comfort Systems USA, Inc. (Building Materials)	15,096	281,238
Community Bank System, Inc. (Banks)	16,354	593,814
Computer Programs & Systems, Inc. (Software)	1,258	71,756
comScore, Inc.* (Internet)	6,919	184,876
Comstock Resources, Inc. (Oil & Gas)	10,693	182,957
Comtech Telecommunications Corp. (Telecommunications)	6,919	207,708
CONMED Corp. (Healthcare - Products)	11,322	410,649
Consolidated Graphics, Inc.* (Commercial Services)	3,145	201,563
Contango Oil & Gas Co. (Oil & Gas)	5,661	242,574
Corinthian Colleges, Inc.* (Commercial Services)	32,708	69,995
CorVel Corp.* (Commercial Services)	2,516	104,666
Cousins Properties, Inc. (REIT)	34,595	391,961
Cracker Barrel Old Country Store, Inc. (Retail)	9,435	1,036,622
Crocs, Inc.* (Apparel)	13,838	168,547
Cross Country Healthcare, Inc.* (Commercial Services)	11,322	67,253
CryoLife, Inc. (Healthcare - Products)	6,290	56,547
CSG Systems International, Inc. (Software)	6,290	175,239
CTS Corp. (Electronics)	13,838	257,664
Cubic Corp. (Aerospace/Defense)	4,403	231,158
Curtiss-Wright Corp. (Aerospace/Defense)	18,870	939,349
CVB Financial Corp. (Banks)	24,531	356,681
Daktronics, Inc. (Electronics)	9,435	112,843
Diamond Foods, Inc.* (Food)	8,177	199,601
DiamondRock Hospitality Co. (REIT)	79,883	909,867
Digi International, Inc.* (Software)	10,693	107,785
Digital Generation, Inc.* (Media)	4,403	55,698
Digital River, Inc.* (Internet)	11,951	213,205
Dime Community Bancshares, Inc. (Savings & Loans)	5,032	82,324
DineEquity, Inc. (Retail)	3,774	309,732
Diodes, Inc.* (Semiconductors)	5,661	137,109
DSP Group, Inc.* (Semiconductors)	9,435	70,291
DTS, Inc.* (Home Furnishings)	4,403	88,060
DXP Enterprises, Inc.* (Machinery - Diversified)	1,258	115,610
Dycom Industries, Inc.* (Engineering & Construction)	13,209	391,647
E.W. Scripps Co.* - Class A (Media)	12,580	249,336
EastGroup Properties, Inc. (REIT)	5,661	360,379
Ebix, Inc. (Software)	6,919	78,738
El Paso Electric Co. (Electric)	16,354	575,170
Electro Scientific Industries, Inc. (Electronics)	5,032	60,283
EMCOR Group, Inc. (Engineering & Construction)	27,047	1,002,361
Emergent Biosolutions, Inc.* (Biotechnology)	11,951	233,403
Employers Holdings, Inc. (Insurance)	7,548	226,968
Encore Wire Corp. (Electrical Components & Equipment)	3,145	155,772
EnerSys (Electrical Components & Equipment)	8,177	542,544
Engility Holdings, Inc.* (Engineering & Construction)	6,919	214,281
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,774	225,195
EPIQ Systems, Inc. (Software)	12,580	188,197
EPR Properties (REIT)	19,872	1,020,825
Era Group, Inc.* (Transportation)	7,548	238,517
ESCO Technologies, Inc. (Electronics)	5,661	204,249
Evercore Partners, Inc. - Class A (Diversified Financial Services)	7,548	380,948
Exponent, Inc. (Engineering & Construction)	2,516	190,235
Exterran Holdings, Inc.* (Oil & Gas Services)	12,580	359,159
EZCORP, Inc.* - Class A (Retail)	22,015	346,296
FARO Technologies, Inc.* (Electronics)	3,145	149,388
Federal Signal Corp.* (Miscellaneous Manufacturing)	25,789	353,051
Fifth & Pacific Cos., Inc.* (Retail)	26,418	699,812
Financial Engines, Inc. (Diversified Financial Services)	9,435	527,133
First Bancorp* (Banks)	40,256	223,421
First Financial Bancorp (Banks)	23,273	361,197
First Financial Bankshares, Inc. (Banks)	5,661	348,208
First Midwest Bancorp, Inc. (Banks)	16,983	282,427
Flotek Industries, Inc.* (Oil & Gas Services)	8,177	174,824
Forest Oil Corp.* (Oil & Gas)	24,531	116,277
Forestar Group, Inc.* (Real Estate)	14,467	323,048
Forrester Research, Inc. (Commercial Services)	3,145	122,057
Forward Air Corp. (Transportation)	5,032	203,695
Franklin Street Properties Corp. (REIT)	35,224	464,957
Fred’s, Inc. - Class A (Retail)	13,838	224,176
FTD Cos., Inc.* (Internet)	7,548	264,934
FXCM, Inc. (Diversified Financial Services)	11,322	185,568
G & K Services, Inc. - Class A (Textiles)	8,177	510,245
GenCorp, Inc.* (Aerospace/Defense)	9,435	158,508
General Communication, Inc.* - Class A (Telecommunications)	5,032	47,854
Genesco, Inc.* (Retail)	10,064	685,459

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gentiva Health Services, Inc.* (Healthcare - Services)	11,951	$136,839
Getty Realty Corp. (REIT)	6,290	120,642
Gibraltar Industries, Inc.* (Building Materials)	11,951	191,336
Glacier Bancorp, Inc. (Banks)	18,870	521,378
Glatfelter (Forest Products & Paper)	17,612	461,434
Government Properties Income Trust (REIT)	13,838	338,339
Green Dot Corp.* - Class A (Commercial Services)	8,806	188,977
Griffon Corp. (Building Materials)	18,241	228,560
Group 1 Automotive, Inc. (Retail)	8,806	563,584
GT Advanced Technologies, Inc.* (Semiconductors)	50,320	377,400
Gulf Island Fabrication, Inc. (Oil & Gas Services)	5,032	126,907
Hanmi Financial Corp. (Banks)	12,580	219,898
Harmonic, Inc.* (Telecommunications)	40,885	298,869
Harte-Hanks, Inc. (Advertising)	17,612	140,368
Haverty Furniture Cos., Inc. (Retail)	4,403	122,447
Hawkins, Inc. (Chemicals)	2,516	90,601
Haynes International, Inc. (Metal Fabricate/Hardware)	5,032	271,225
HCI Group, Inc. (Insurance)	1,258	55,277
Healthcare Realty Trust, Inc. (REIT)	18,241	437,966
Healthways, Inc.* (Healthcare - Services)	6,290	60,573
Heartland Express, Inc. (Transportation)	10,693	153,551
Heartland Payment Systems, Inc. (Commercial Services)	5,661	228,988
Heidrick & Struggles International, Inc. (Commercial Services)	6,290	116,491
Helen of Troy, Ltd.* (Household Products/Wares)	6,290	293,869
Higher One Holdings, Inc.* (Diversified Financial Services)	8,177	65,007
Hillenbrand, Inc. (Miscellaneous Manufacturing)	13,838	390,508
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	4,403	189,725
Horace Mann Educators Corp. (Insurance)	16,354	453,006
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	13,209	730,061
Hub Group, Inc.* - Class A (Transportation)	6,919	254,135
Iconix Brand Group, Inc.* (Apparel)	11,322	408,611
II-VI, Inc.* (Electronics)	8,177	139,500
Independent Bank Corp. (Banks)	5,032	180,548
Infinity Property & Casualty Corp. (Insurance)	4,403	301,958
Inland Real Estate Corp. (REIT)	17,612	188,272
Innophos Holdings, Inc. (Chemicals)	8,806	441,357
Insight Enterprises, Inc.* (Computers)	16,983	357,832
Insperity, Inc. (Commercial Services)	9,435	364,851
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	4,403	201,569
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	20,128	415,241
Interface, Inc. (Office Furnishings)	8,806	178,322
Intevac, Inc.* (Machinery - Diversified)	9,435	48,119
Invacare Corp. (Healthcare - Products)	11,951	256,588
Investment Technology Group, Inc.* (Diversified Financial Services)	15,096	241,838
ION Geophysical Corp.* (Oil & Gas Services)	27,676	128,417
IPC The Hospitalist Co.* (Healthcare - Services)	3,774	206,777
ITT Educational Services, Inc.* (Commercial Services)	7,548	302,826
J & J Snack Foods Corp. (Food)	2,516	215,294
j2 Global, Inc. (Computers)	7,548	414,989
Jack in the Box, Inc.* (Retail)	10,693	434,991
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	6,919	44,558
John Bean Technologies Corp. (Miscellaneous Manufacturing)	11,322	307,732
Jos. A. Bank Clothiers, Inc.* (Retail)	11,322	543,230
Kaiser Aluminum Corp. (Mining)	7,548	509,113
Kaman Corp. - Class A (Aerospace/Defense)	6,919	257,248
KapStone Paper & Packaging Corp. (Forest Products & Paper)	16,354	849,754
Kelly Services, Inc. - Class A (Commercial Services)	11,322	236,177
Kindred Healthcare, Inc. (Healthcare - Services)	22,015	305,568
Kirkland’s, Inc.* (Retail)	6,290	111,648
Kite Realty Group Trust (REIT)	38,369	245,562
Knight Transportation, Inc. (Transportation)	11,951	202,808
Kopin Corp.* (Semiconductors)	16,354	60,019
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	5,032	223,974
Korn/Ferry International* (Commercial Services)	20,128	479,046
Kraton Performance Polymers, Inc.* (Chemicals)	13,209	280,955
Laclede Group, Inc. (Gas)	12,580	592,141
LaSalle Hotel Properties (REIT)	42,143	1,308,540
La-Z-Boy, Inc. (Home Furnishings)	8,806	203,242
Lexington Realty Trust (REIT)	45,288	529,870
LHC Group, Inc.* (Healthcare - Services)	5,032	103,659
Lincoln Educational Services Corp. (Commercial Services)	8,806	42,093
Lithia Motors, Inc. - Class A (Retail)	4,403	276,729
Live Nation, Inc.* (Commercial Services)	57,239	1,112,725
LogMeIn, Inc.* (Telecommunications)	6,290	203,167
LSB Industries, Inc.* (Miscellaneous Manufacturing)	5,032	184,775
LTC Properties, Inc. (REIT)	6,919	272,955
Lumos Networks Corp. (Telecommunications)	3,145	69,221
Magellan Health Services, Inc.* (Healthcare - Services)	10,693	627,679

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marcus Corp. (Lodging)	7,548	$108,389
MarineMax, Inc.* (Retail)	10,064	148,243
Marriott Vacations Worldwide Corp.* (Entertainment)	5,661	283,503
Materion Corp. (Mining)	8,177	243,756
Matrix Service Co.* (Oil & Gas Services)	10,693	222,307
MB Financial, Inc. (Banks)	10,064	298,901
Meadowbrook Insurance Group, Inc. (Insurance)	18,870	125,297
Medical Properties Trust, Inc. (REIT)	35,224	459,321
Mercury Computer Systems, Inc.* (Computers)	13,209	121,787
Meridian Bioscience, Inc. (Healthcare - Products)	7,548	186,587
Merit Medical Systems, Inc.* (Healthcare - Products)	10,693	170,981
Methode Electronics, Inc. (Electronics)	14,467	370,065
Micrel, Inc. (Semiconductors)	10,064	92,589
MicroStrategy, Inc.* - Class A (Software)	1,887	230,195
MKS Instruments, Inc. (Semiconductors)	11,322	335,584
Mobile Mini, Inc.* (Storage/Warehousing)	16,354	590,706
Molina Healthcare, Inc.* (Healthcare - Services)	11,322	358,228
Monarch Casino & Resort, Inc.* (Lodging)	3,774	63,818
Monotype Imaging Holdings, Inc. (Software)	6,290	177,504
Monro Muffler Brake, Inc. (Commercial Services)	6,919	318,274
Monster Worldwide, Inc.* (Commercial Services)	45,917	198,361
Moog, Inc.* - Class A (Aerospace/Defense)	18,241	1,089,535
MTS Systems Corp. (Computers)	1,887	123,259
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,403	265,457
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,661	100,879
Nash Finch Co. (Food)	5,032	141,198
National Presto Industries, Inc. (Aerospace/Defense)	1,887	133,128
Natus Medical, Inc.* (Healthcare - Products)	4,403	86,871
Navigant Consulting Co.* (Commercial Services)	20,128	349,221
NBT Bancorp, Inc. (Banks)	17,612	429,204
Neenah Paper, Inc. (Forest Products & Paper)	2,516	103,508
New Jersey Resources Corp. (Gas)	16,983	781,727
Newpark Resources, Inc.* (Oil & Gas Services)	14,467	184,454
Newport Corp.* (Electronics)	15,725	249,556
Northwest Bancshares, Inc. (Savings & Loans)	38,369	536,782
Northwest Natural Gas Co. (Gas)	10,693	464,397
NorthWestern Corp. (Electric)	15,725	720,834
NTELOS Holdings Corp. (Telecommunications)	6,290	119,762
Nutrisystem, Inc. (Food)	11,951	224,679
NuVasive, Inc.* (Healthcare - Products)	18,241	579,700
OfficeMax, Inc. (Retail)	35,224	527,656
Old National Bancorp (Banks)	40,885	594,468
Olympic Steel, Inc. (Metal Fabricate/Hardware)	3,774	103,294
OM Group, Inc.* (Chemicals)	13,209	449,106
Omnicell, Inc.* (Software)	5,661	130,599
Oplink Communications, Inc.* (Telecommunications)	4,403	80,355
Orbital Sciences Corp.* (Aerospace/Defense)	24,531	565,930
Orion Marine Group, Inc.* (Engineering & Construction)	11,322	141,525
OSI Systems, Inc.* (Electronics)	2,516	183,265
Park Electrochemical Corp. (Electronics)	8,177	229,365
Parkway Properties, Inc. (REIT)	10,064	182,259
PC-Tel, Inc. (Internet)	3,774	34,759
PDC Energy, Inc.* (Oil & Gas)	8,806	597,135
Penn Virginia Corp.* (Oil & Gas)	21,386	181,995
Pennsylvania REIT (REIT)	11,322	205,268
Pericom Semiconductor Corp.* (Semiconductors)	8,177	66,070
Perry Ellis International, Inc. (Apparel)	5,032	95,658
PetMed Express, Inc. (Retail)	4,403	65,341
PetroQuest Energy, Inc.* (Oil & Gas)	10,693	50,471
PharMerica Corp.* (Pharmaceuticals)	11,951	176,397
Piedmont Natural Gas Co., Inc. (Gas)	30,821	1,052,229
Pinnacle Entertainment, Inc.* (Entertainment)	23,902	559,307
Pioneer Energy Services Corp.* (Oil & Gas Services)	25,160	211,344
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	2,516	90,299
Plexus Corp.* (Electronics)	13,838	529,718
Powell Industries, Inc.* (Electrical Components & Equipment)	3,774	237,120
Power Integrations, Inc. (Semiconductors)	6,290	361,298
ProAssurance Corp. (Insurance)	25,160	1,140,250
Progress Software Corp.* (Software)	13,209	342,906
Prospect Capital Corp. (Investment Companies)	45,288	513,566
Provident Financial Services, Inc. (Savings & Loans)	22,015	412,561
Provident New York Bancorp (Savings & Loans)	16,991	199,135
PS Business Parks, Inc. (REIT)	3,145	256,286
QLogic Corp.* (Semiconductors)	35,853	442,785
Quality Systems, Inc. (Software)	9,435	215,307
Quiksilver, Inc.* (Apparel)	52,207	434,362
QuinStreet, Inc.* (Internet)	11,322	100,653
Red Robin Gourmet Burgers, Inc.* (Retail)	5,032	383,338
Resources Connection, Inc. (Commercial Services)	6,919	88,286
RLI Corp. (Insurance)	6,919	653,707
Rofin-Sinar Technologies, Inc.* (Electronics)	6,290	165,113
Rogers Corp.* (Electronics)	2,516	153,375

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	12,580	$426,462
Rubicon Technology, Inc.* (Semiconductors)	6,919	59,503
Ruby Tuesday, Inc.* (Retail)	23,273	138,009
S&T Bancorp, Inc. (Banks)	11,951	293,039
Safety Insurance Group, Inc. (Insurance)	5,032	275,200
Saia, Inc.* (Transportation)	20,757	675,226
Sanderson Farms, Inc. (Food)	8,177	516,868
Saul Centers, Inc. (REIT)	1,887	88,689
ScanSource, Inc.* (Distribution/Wholesale)	11,322	435,444
Schulman (A.), Inc. (Chemicals)	11,951	395,817
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	7,548	467,070
SEACOR Holdings, Inc. (Oil & Gas Services)	7,548	738,195
Selective Insurance Group, Inc. (Insurance)	22,644	594,858
Seneca Foods Corp.* - Class A (Food)	3,145	92,211
Sigma Designs, Inc.* (Semiconductors)	7,548	41,061
Simmons First National Corp. - Class A (Banks)	6,919	226,528
Simpson Manufacturing Co., Inc. (Building Materials)	8,806	312,173
Skechers U.S.A., Inc.* - Class A (Apparel)	16,354	476,556
SkyWest, Inc. (Airlines)	21,386	321,645
Smith Corp. (Miscellaneous Manufacturing)	15,725	812,196
Snyders-Lance, Inc. (Food)	19,499	584,775
Sonic Automotive, Inc. - Class A (Retail)	13,838	308,311
Sonic Corp.* (Retail)	10,064	194,235
South Jersey Industries, Inc. (Gas)	13,209	786,596
Southwest Gas Corp. (Gas)	18,870	1,023,886
Sovran Self Storage, Inc. (REIT)	5,032	384,898
Spartan Motors, Inc. (Auto Parts & Equipment)	13,838	93,960
Spartan Stores, Inc. (Food)	8,806	207,205
Stage Stores, Inc. (Retail)	5,032	103,911
Standard Motor Products, Inc. (Auto Parts & Equipment)	8,177	295,680
Standard Pacific Corp.* (Home Builders)	20,757	164,603
Stein Mart, Inc. (Retail)	11,322	167,226
Stepan Co. (Chemicals)	7,548	444,351
Sterling Bancorp (Banks)	11,951	176,277
Stewart Information Services Corp. (Insurance)	8,806	275,804
Stifel Financial Corp.* (Diversified Financial Services)	23,902	978,787
Stillwater Mining Co.* (Mining)	19,499	212,734
Stone Energy Corp.* (Oil & Gas)	20,128	701,661
Strayer Education, Inc. (Commercial Services)	4,403	174,051
Super Micro Computer, Inc.* (Computers)	13,209	183,869
Superior Industries International, Inc. (Auto Parts & Equipment)	5,032	94,350
Supertex, Inc. (Semiconductors)	4,403	112,321
SurModics, Inc.* (Healthcare - Products)	2,516	59,327
Susquehanna Bancshares, Inc. (Banks)	35,224	415,115
Swift Energy Co.* (Oil & Gas)	17,612	241,637
SWS Group, Inc.* (Diversified Financial Services)	11,951	67,284
Sykes Enterprises, Inc.* (Computers)	15,725	294,372
Symmetricom, Inc.* (Telecommunications)	7,548	54,119
Symmetry Medical, Inc.* (Healthcare - Products)	15,096	122,278
Synaptics, Inc.* (Computers)	8,806	409,479
Synchronoss Technologies, Inc.* (Software)	6,290	217,760
SYNNEX Corp.* (Software)	10,693	655,481
Take-Two Interactive Software, Inc.* (Software)	16,983	304,166
Tanger Factory Outlet Centers, Inc. (REIT)	16,983	591,858
Tangoe, Inc.* (Software)	8,177	156,181
Taylor Capital Group, Inc.* (Banks)	1,258	28,934
Teledyne Technologies, Inc.* (Aerospace/Defense)	9,435	838,017
TeleTech Holdings, Inc.* (Commercial Services)	8,177	216,445
Tennant Co. (Machinery - Diversified)	4,403	267,218
Tesco Corp.* (Oil & Gas Services)	10,064	172,900
Tessera Technologies, Inc. (Semiconductors)	19,499	370,871
TETRA Technologies, Inc.* (Oil & Gas Services)	32,079	416,065
TETRA Tech, Inc.* (Environmental Control)	26,418	690,302
Texas Roadhouse, Inc. - Class A (Retail)	11,322	310,449
The Andersons, Inc. (Agriculture)	6,919	513,251
The Buckle, Inc. (Retail)	4,403	215,483
The Cato Corp. - Class A (Retail)	10,693	320,469
The Children’s Place Retail Stores, Inc.* (Retail)	8,806	480,720
The Ensign Group, Inc. (Healthcare - Services)	8,177	348,177
The Finish Line, Inc. - Class A (Retail)	20,128	504,005
The Men’s Wearhouse, Inc. (Retail)	18,241	771,593
The Navigators Group, Inc.* (Insurance)	4,403	247,625
The Pep Boys - Manny, Moe & Jack* (Retail)	21,386	276,735
Titan International, Inc. (Auto Parts & Equipment)	10,064	145,928
Tompkins Financial Corp. (Banks)	4,403	217,156
Tower Group International, Ltd. (Insurance)	15,725	57,082
Tredegar Corp. (Miscellaneous Manufacturing)	3,774	110,276
TreeHouse Foods, Inc.* (Food)	15,096	1,105,933
TriQuint Semiconductor, Inc.* (Semiconductors)	63,529	503,784
TrueBlue, Inc.* (Commercial Services)	16,354	403,944
TrustCo Bank Corp. (Banks)	38,369	257,840
TTM Technologies, Inc.* (Electronics)	13,209	115,579
UIL Holdings Corp. (Electric)	20,757	799,560
UMB Financial Corp. (Banks)	8,806	518,850

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Umpqua Holdings Corp. (Banks)	45,288	$741,364
UniFirst Corp. (Textiles)	3,774	388,043
United Bankshares, Inc. (Banks)	18,870	558,175
United Community Banks, Inc.* (Banks)	15,725	245,153
United Fire Group, Inc. (Insurance)	8,806	279,150
United Stationers, Inc. (Distribution/Wholesale)	16,354	726,772
Universal Electronics, Inc.* (Home Furnishings)	6,290	244,744
Universal Forest Products, Inc. (Building Materials)	8,177	432,726
Universal Technical Institute, Inc. (Commercial Services)	8,806	117,032
UNS Energy Corp. (Electric)	16,983	840,319
Urstadt Biddle Properties - Class A (REIT)	5,661	111,748
USA Mobility, Inc. (Telecommunications)	8,806	131,386
Viad Corp. (Commercial Services)	8,177	218,326
ViaSat, Inc.* (Telecommunications)	10,693	707,021
Vicor Corp.* (Electrical Components & Equipment)	7,548	66,498
Virtusa Corp.* (Computers)	4,403	136,845
VOXX International Corp.* (Home Furnishings)	8,177	126,825
WageWorks, Inc.* (Diversified Financial Services)	6,919	354,322
Watts Water Technologies, Inc. - Class A (Electronics)	11,322	654,185
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	20,128	235,498
WD-40 Co. (Household Products/Wares)	2,516	182,385
West Pharmaceutical Services, Inc. (Healthcare - Products)	10,064	486,594
Wintrust Financial Corp. (Banks)	8,806	383,149
Wolverine World Wide, Inc. (Apparel)	8,806	508,458
World Acceptance Corp.* (Diversified Financial Services)	1,887	196,474
Zale Corp.* (Retail)	6,919	108,144
Zep, Inc. (Chemicals)	9,435	187,662
Zumiez, Inc.* (Retail)	3,145	93,218

TOTAL COMMON STOCKS (Cost $123,082,834)		136,853,802

TOTAL INVESTMENT SECURITIES (Cost $123,082,834) - 100.1%		136,853,802
Net other assets (liabilities) - (0.1)%		(151,522)

NET ASSETS - 100.0%		$136,702,280

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$140,368	0.1%
Aerospace/Defense	4,894,979	3.6%
Agriculture	612,262	0.4%
Airlines	321,645	0.2%
Apparel	2,092,192	1.5%
Auto Parts & Equipment	629,918	0.5%
Banks	9,214,837	6.7%
Biotechnology	233,403	0.2%
Building Materials	1,793,002	1.3%
Chemicals	2,613,998	1.9%
Coal	382,929	0.3%
Commercial Services	7,414,935	5.4%
Computers	2,846,420	2.1%
Distribution/Wholesale	1,162,216	0.9%
Diversified Financial Services	3,577,022	2.6%
Electric	4,380,400	3.2%
Electrical Components & Equipment	1,551,919	1.1%
Electronics	5,147,422	3.8%
Engineering & Construction	2,120,573	1.6%
Entertainment	842,810	0.6%
Environmental Control	953,822	0.7%
Food	3,934,169	2.9%
Forest Products & Paper	2,577,114	1.9%
Gas	4,700,976	3.4%
Healthcare - Products	2,942,921	2.2%
Healthcare - Services	4,225,918	3.1%
Home Builders	164,603	0.1%
Home Furnishings	662,872	0.5%
Household Products/Wares	644,681	0.5%
Insurance	4,976,780	3.6%
Internet	875,927	0.6%
Investment Companies	513,566	0.4%
Iron/Steel	146,683	0.1%
Leisure Time	143,167	0.1%
Lodging	497,677	0.4%
Machinery - Construction & Mining	255,198	0.2%
Machinery - Diversified	1,621,933	1.2%
Media	305,034	0.2%
Metal Fabricate/Hardware	1,675,864	1.2%
Mining	1,347,557	1.0%
Miscellaneous Manufacturing	3,733,606	2.7%
Office Furnishings	178,322	0.1%
Oil & Gas	2,795,100	2.0%
Oil & Gas Services	3,722,944	2.7%
Pharmaceuticals	366,122	0.3%
Real Estate	323,048	0.2%
REIT	9,731,751	7.2%
Retail	13,402,581	9.9%
Savings & Loans	1,443,240	1.1%
Semiconductors	3,840,466	2.8%
Software	3,682,826	2.7%
Storage/Warehousing	590,706	0.4%
Telecommunications	3,172,651	2.3%
Textiles	898,287	0.7%
Toys/Games/Hobbies	44,558	NM
Transportation	3,590,829	2.6%
Water	197,053	0.1%
Other **	(151,522)	(0.1)%
Total	$136,702,280	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (100.1%)
AAON, Inc. (Building Materials)	1,636	$44,188
Abaxis, Inc. (Healthcare - Products)	2,863	102,295
ABIOMED, Inc.* (Healthcare - Products)	2,863	68,655
Acadia Realty Trust (REIT)	4,090	109,080
Acorda Therapeutics, Inc.* (Biotechnology)	5,317	162,753
Actuant Corp. - Class A (Miscellaneous Manufacturing)	6,544	245,793
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,908	102,479
Aegion Corp.* (Engineering & Construction)	2,454	50,307
Agilysys, Inc.* (Computers)	818	9,612
Agree Realty Corp. (REIT)	409	12,912
Air Methods Corp. (Healthcare - Services)	4,499	196,696
AK Steel Holding Corp.* (Iron/Steel)	7,362	32,393
Akorn, Inc.* (Pharmaceuticals)	9,407	192,279
Align Technology, Inc.* (Healthcare - Products)	9,407	536,762
Allegiant Travel Co. (Airlines)	2,045	213,232
AMCOL International Corp. (Mining)	1,227	39,362
American Assets Trust, Inc. (REIT)	3,681	122,540
American Public Education, Inc.* (Commercial Services)	2,454	98,234
American Science & Engineering, Inc. (Electronics)	409	26,904
American States Water Co. (Water)	2,863	81,538
American Vanguard Corp. (Chemicals)	3,272	85,399
AMN Healthcare Services, Inc.* (Commercial Services)	3,681	45,644
Analogic Corp. (Electronics)	1,636	150,888
Annie’s, Inc.* (Food)	818	38,651
Apogee Enterprises, Inc. (Building Materials)	2,045	63,968
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,863	135,450
Approach Resources, Inc.* (Oil & Gas)	2,454	69,080
Arctic Cat, Inc. (Leisure Time)	1,636	85,726
ArQule, Inc.* (Biotechnology)	7,362	16,565
ARRIS Group, Inc.* (Telecommunications)	15,133	270,276
Associated Estates Realty Corp. (REIT)	2,454	37,644
Atlantic Tele-Network, Inc. (Telecommunications)	818	45,334
ATMI, Inc.* (Semiconductors)	2,045	55,910
AZZ, Inc. (Miscellaneous Manufacturing)	3,272	146,913
B of I Holdings, Inc.* (Savings&Loans)	1,636	98,847
B&G Foods, Inc. - Class A (Food)	4,499	152,292
Badger Meter, Inc. (Electronics)	2,045	106,361
Balchem Corp. (Chemicals)	2,045	117,097
Bank of the Ozarks, Inc. (Banks)	4,090	202,373
BBCN Bancorp, Inc. (Banks)	10,634	157,703
Belden, Inc. (Electrical Components & Equipment)	3,272	220,075
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	3,272	106,046
BJ’s Restaurants, Inc.* (Retail)	1,636	44,270
Blackbaud, Inc. (Software)	2,863	103,068
Blucora, Inc.* (Internet)	5,317	125,641
Blue Nile, Inc.* (Internet)	818	33,595
Boston Beer Co., Inc.* - Class A (Beverages)	1,227	281,707
Boston Private Financial Holdings, Inc. (Banks)	10,634	121,121
Bottomline Technologies, Inc.* (Software)	2,863	89,955
Brady Corp. - Class A (Electronics)	2,454	71,632
Brookline Bancorp, Inc. (Savings & Loans)	5,726	50,790
Brown Shoe Co., Inc. (Retail)	2,454	55,068
Brunswick Corp. (Leisure Time)	11,861	535,287
Buffalo Wild Wings, Inc.* (Retail)	2,454	349,891
C&J Energy Services, Inc.* (Oil & Gas Services)	4,499	103,657
Cabot Microelectronics Corp.* (Semiconductors)	1,636	66,896
Calamp Corp.* (Telecommunications)	4,499	105,862
Calavo Growers, Inc. (Food)	818	24,286
Calgon Carbon Corp.* (Environmental Control)	2,863	57,117
Callaway Golf Co. (Leisure Time)	4,090	34,479
Cal-Maine Foods, Inc. (Food)	1,227	62,246
Cambrex Corp.* (Biotechnology)	4,090	68,794
Cantel Medical Corp. (Healthcare - Products)	4,499	157,915
Capstead Mortgage Corp. (REIT)	8,998	106,446
Cardinal Financial Corp. (Banks)	4,090	67,485
Cardtronics, Inc.* (Commercial Services)	3,272	128,426
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,863	125,514
Cedar Realty Trust, Inc. (REIT)	3,681	21,019
CEVA, Inc.* (Semiconductors)	1,227	17,583
Chemed Corp. (Commercial Services)	1,636	110,954
Christopher & Banks Corp.* (Retail)	2,863	16,520
Cincinnati Bell, Inc.* (Telecommunications)	27,403	78,372
Cirrus Logic, Inc.* (Semiconductors)	8,180	183,477
City Holding Co. (Banks)	818	37,219
Cognex Corp. (Machinery - Diversified)	11,043	345,094
Coherent, Inc. (Electronics)	2,045	135,359
Columbia Banking System, Inc. (Banks)	3,272	84,058
Computer Programs & Systems, Inc. (Software)	818	46,659
comScore, Inc.* (Internet)	2,045	54,642
Comstock Resources, Inc. (Oil & Gas)	2,454	41,988
CoreSite Realty Corp. (REIT)	2,863	92,876
CorVel Corp.* (Commercial Services)	818	34,029
Cousins Properties, Inc. (REIT)	12,270	139,019
Crocs, Inc.* (Apparel)	7,362	89,669
CryoLife, Inc. (Healthcare - Products)	1,227	11,031
CSG Systems International, Inc. (Software)	2,454	68,368
Cubic Corp. (Aerospace/Defense)	1,227	64,418
CVB Financial Corp. (Banks)	4,499	65,415
Cyberonics, Inc.* (Healthcare - Products)	3,272	188,991
Cynosure, Inc.* - Class A (Healthcare - Products)	2,454	53,031
Daktronics, Inc. (Electronics)	2,045	24,458
Darling International, Inc.* (Environmental Control)	15,542	361,662

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DealerTrack Holdings, Inc.* (Internet)	5,726	$213,580
Deltic Timber Corp. (Forest Products & Paper)	1,636	104,507
Dice Holdings, Inc.* (Internet)	5,317	39,239
Digital Generation, Inc.* (Media)	1,227	15,522
Dime Community Bancshares, Inc. (Savings & Loans)	2,045	33,456
DineEquity, Inc. (Retail)	818	67,133
Diodes, Inc.* (Semiconductors)	2,863	69,342
Dorman Products, Inc. (Auto Parts & Equipment)	4,090	198,815
Drew Industries, Inc. (Building Materials)	2,863	143,894
DTS, Inc.* (Home Furnishings)	818	16,360
DXP Enterprises, Inc.* (Machinery - Diversified)	1,227	112,761
EastGroup Properties, Inc. (REIT)	2,045	130,185
Ebix, Inc. (Software)	2,045	23,272
eHealth, Inc.* (Insurance)	2,454	104,589
Electro Scientific Industries, Inc. (Electronics)	1,636	19,599
Electronics for Imaging, Inc.* (Computers)	6,135	210,491
Employers Holdings, Inc. (Insurance)	1,636	49,195
Encore Capital Group, Inc.* (Diversified Financial Services)	2,863	139,858
Encore Wire Corp. (Electrical Components & Equipment)	1,227	60,773
EnerSys (Electrical Components & Equipment)	3,681	244,234
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,636	97,620
Entropic Communications, Inc.* (Semiconductors)	11,861	50,765
ESCO Technologies, Inc. (Electronics)	1,636	59,027
Ethan Allen Interiors, Inc. (Home Furnishings)	3,272	87,166
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,636	82,569
Exar Corp.* (Semiconductors)	6,135	70,737
ExlService Holdings, Inc.* (Commercial Services)	4,090	118,242
Exponent, Inc. (Engineering & Construction)	818	61,849
Exterran Holdings, Inc.* (Oil & Gas Services)	3,681	105,092
F.N.B. Corp. (Banks)	19,223	240,479
FARO Technologies, Inc.* (Electronics)	1,227	58,283
FEI Co. (Electronics)	5,317	473,638
Fifth & Pacific Cos., Inc.* (Retail)	7,771	205,853
Financial Engines, Inc. (Diversified Financial Services)	3,272	182,807
First Cash Financial Services, Inc.* (Retail)	3,681	222,664
First Commonwealth Financial Corp. (Banks)	12,679	110,181
First Financial Bankshares, Inc. (Banks)	2,045	125,788
First Midwest Bancorp, Inc. (Banks)	4,499	74,818
Flotek Industries, Inc.* (Oil & Gas Services)	3,272	69,955
Forest Oil Corp.* (Oil & Gas)	7,771	36,835
Forrester Research, Inc. (Commercial Services)	818	31,747
Forward Air Corp. (Transportation)	2,454	99,338
Francesca’s Holdings Corp.* (Retail)	5,726	103,011
Franklin Electric Co., Inc. (Hand/Machine Tools)	5,317	201,248
Fuller (H.B.) Co. (Chemicals)	6,544	313,261
GenCorp, Inc.* (Aerospace/Defense)	4,908	82,454
General Communication, Inc.* - Class A (Telecommunications)	2,454	23,338
Geospace Technologies Corp.* (Oil & Gas Services)	1,636	159,380
Getty Realty Corp. (REIT)	1,636	31,378
Glacier Bancorp, Inc. (Banks)	3,681	101,706
Globe Specialty Metals, Inc. (Mining)	8,589	150,651
Government Properties Income Trust (REIT)	2,863	70,000
Greatbatch, Inc.* (Healthcare - Products)	3,272	124,729
Haemonetics Corp.* (Healthcare - Products)	6,953	282,014
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	4,499	165,113
Haverty Furniture Cos., Inc. (Retail)	1,227	34,123
Hawkins, Inc. (Chemicals)	409	14,728
HCI Group, Inc. (Insurance)	818	35,943
Headwaters, Inc.* (Building Materials)	9,816	85,694
Healthcare Realty Trust, Inc. (REIT)	6,953	166,942
Healthcare Services Group, Inc. (Commercial Services)	9,407	257,657
HealthStream, Inc.* (Internet)	2,454	87,657
Healthways, Inc.* (Healthcare - Services)	2,454	23,632
Heartland Express, Inc. (Transportation)	2,863	41,113
Heartland Payment Systems, Inc. (Commercial Services)	2,863	115,808
Helen of Troy, Ltd.* (Household Products/Wares)	2,045	95,542
HFF, Inc. - Class A (Real Estate)	4,499	110,450
Hibbett Sports, Inc.* (Retail)	3,272	190,856
Higher One Holdings, Inc.* (Diversified Financial Services)	1,636	13,006
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,681	103,878
Hittite Microwave Corp.* (Semiconductors)	4,090	261,310
Home Bancshares, Inc. (Banks)	6,135	207,854
Hub Group, Inc.* - Class A (Transportation)	2,454	90,135
Iconix Brand Group, Inc.* (Apparel)	3,272	118,086
ICU Medical, Inc.* (Healthcare - Products)	1,636	101,105
iGATE Corp.* (Computers)	3,681	117,203
II-VI, Inc.* (Electronics)	4,499	76,753
Impax Laboratories, Inc.* (Pharmaceuticals)	8,589	174,013
Independent Bank Corp. (Banks)	1,227	44,025
Inland Real Estate Corp. (REIT)	5,317	56,839
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,227	56,172
Inter Parfums, Inc. (Cosmetics/Personal Care)	2,045	71,902

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Interactive Intelligence Group, Inc.* (Software)	2,045	$125,665
Interface, Inc. (Office Furnishings)	4,908	99,387
Interval Leisure Group, Inc. (Leisure Time)	5,317	129,044
ION Geophysical Corp.* (Oil & Gas Services)	7,362	34,160
IPC The Hospitalist Co.* (Healthcare - Services)	1,227	67,227
iRobot Corp.* (Machinery - Diversified)	3,681	124,675
Ixia* (Telecommunications)	7,362	104,393
J & J Snack Foods Corp. (Food)	1,227	104,994
j2 Global, Inc. (Computers)	3,272	179,895
Jack in the Box, Inc.* (Retail)	2,045	83,191
Kaman Corp. - Class A (Aerospace/Defense)	1,227	45,620
Knight Transportation, Inc. (Transportation)	4,090	69,407
Kopin Corp.* (Semiconductors)	2,863	10,507
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,227	54,613
Kulicke & Soffa Industries, Inc.* (Semiconductors)	9,816	126,626
Landauer, Inc. (Commercial Services)	1,227	59,387
La-Z-Boy, Inc. (Home Furnishings)	4,090	94,397
Lexington Realty Trust (REIT)	10,634	124,418
Lindsay Manufacturing Co. (Machinery - Diversified)	1,636	124,352
Liquidity Services, Inc.* (Internet)	3,272	85,432
Lithia Motors, Inc. - Class A (Retail)	1,636	102,823
Littelfuse, Inc. (Electrical Components & Equipment)	2,863	243,441
LivePerson, Inc.* (Computers)	6,544	61,121
LogMeIn, Inc.* (Telecommunications)	1,227	39,632
LSB Industries, Inc.* (Miscellaneous Manufacturing)	818	30,037
LTC Properties, Inc. (REIT)	2,045	80,675
Lumber Liquidators Holdings, Inc.* (Retail)	3,681	420,333
Luminex Corp.* (Healthcare - Products)	4,908	95,706
Lumos Networks Corp. (Telecommunications)	818	18,004
Lydall, Inc.* (Miscellaneous Manufacturing)	2,045	37,260
M/I Schottenstein Homes, Inc.* (Home Builders)	3,272	66,978
Manhattan Associates, Inc.* (Computers)	2,454	261,375
MarketAxess Holdings, Inc. (Diversified Financial Services)	4,908	320,149
Marriott Vacations Worldwide Corp.* (Entertainment)	2,045	102,414
MAXIMUS, Inc. (Commercial Services)	8,998	435,953
MB Financial, Inc. (Banks)	4,090	121,473
Measurement Specialties, Inc.* (Electronics)	2,045	113,968
Medical Properties Trust, Inc. (REIT)	9,816	128,001
Medidata Solutions, Inc.* (Software)	3,272	360,934
Medifast, Inc.* (Commercial Services)	1,636	38,135
Meridian Bioscience, Inc. (Healthcare - Products)	2,863	70,773
Merit Medical Systems, Inc.* (Healthcare - Products)	2,045	32,700
Meritage Homes Corp.* (Home Builders)	4,499	204,210
Micrel, Inc. (Semiconductors)	2,863	26,340
Microsemi Corp.* (Semiconductors)	12,270	308,345
MicroStrategy, Inc.* - Class A (Software)	818	99,788
MKS Instruments, Inc. (Semiconductors)	3,272	96,982
Momenta Pharmaceuticals, Inc.* (Biotechnology)	6,135	100,553
Monolithic Power Systems, Inc. (Semiconductors)	4,499	143,248
Monotype Imaging Holdings, Inc. (Software)	3,272	92,336
Monro Muffler Brake, Inc. (Commercial Services)	1,636	75,256
Movado Group, Inc. (Miscellaneous Manufacturing)	2,454	114,430
MTS Systems Corp. (Computers)	1,227	80,148
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,454	147,952
Multimedia Games Holding Co., Inc.* (Entertainment)	3,681	119,669
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,636	259,535
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,636	29,154
Nanometrics, Inc.* (Semiconductors)	2,863	53,195
National Penn Bancshares, Inc. (Banks)	15,542	161,171
Natus Medical, Inc.* (Healthcare - Products)	2,454	48,417
Neenah Paper, Inc. (Forest Products & Paper)	1,227	50,479
Neogen Corp.* (Pharmaceuticals)	4,908	226,848
NETGEAR, Inc.* (Telecommunications)	4,908	141,154
NetScout Systems, Inc.* (Computers)	4,908	138,995
Newpark Resources, Inc.* (Oil & Gas Services)	6,544	83,436
NIC, Inc. (Internet)	7,771	191,322
Northern Oil & Gas, Inc.* (Oil & Gas)	7,771	127,678
Old Dominion Freight Line, Inc.* (Transportation)	9,407	441,189
Omnicell, Inc.* (Software)	2,863	66,049
On Assignment, Inc.* (Commercial Services)	6,135	207,302
OpenTable, Inc.* (Internet)	2,863	198,921
Oplink Communications, Inc.* (Telecommunications)	818	14,929
Oritani Financial Corp. (Savings & Loans)	5,317	86,242
OSI Systems, Inc.* (Electronics)	1,636	119,166
Outerwall, Inc.* (Diversified Financial Services)	3,681	239,190
Oxford Industries, Inc. (Apparel)	2,045	146,770
PacWest Bancorp (Banks)	5,317	202,312
Papa John’s International, Inc. (Retail)	2,045	154,745
PAREXEL International Corp.* (Commercial Services)	7,362	336,517
Parkway Properties, Inc. (REIT)	2,454	44,442
PC-Tel, Inc. (Internet)	1,227	11,301

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PDC Energy, Inc.* (Oil & Gas)	1,636	$110,937
Pennsylvania REIT (REIT)	5,317	96,397
Perficient, Inc.* (Internet)	4,499	81,387
PetMed Express, Inc. (Retail)	1,227	18,209
PetroQuest Energy, Inc.* (Oil & Gas)	4,090	19,305
Pinnacle Financial Partners, Inc.* (Banks)	4,499	139,469
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,227	44,037
PolyOne Corp. (Chemicals)	12,679	384,174
Pool Corp. (Distribution/Wholesale)	6,135	333,621
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	6,544	389,040
Post Properties, Inc. (REIT)	7,362	336,738
Power Integrations, Inc. (Semiconductors)	2,045	117,465
Prestige Brands Holdings, Inc.* (Household Products/Wares)	6,953	217,142
PrivateBancorp, Inc. (Banks)	8,589	209,227
Procera Networks, Inc.* (Telecommunications)	2,863	40,511
Progress Software Corp.* (Software)	2,863	74,323
Prospect Capital Corp. (Investment Companies)	19,632	222,627
PS Business Parks, Inc. (REIT)	1,227	99,988
Quaker Chemical Corp. (Chemicals)	1,636	124,189
Quality Systems, Inc. (Software)	2,863	65,334
Quanex Building Products Corp. (Building Materials)	4,908	87,265
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	7,362	451,806
Resources Connection, Inc. (Commercial Services)	3,272	41,751
Rofin-Sinar Technologies, Inc.* (Electronics)	1,636	42,945
Rogers Corp.* (Electronics)	1,227	74,798
Rudolph Technologies, Inc.* (Semiconductors)	4,499	47,689
Ruth’s Hospitality Group, Inc. (Retail)	4,908	59,829
Sabra Health Care REIT, Inc. (REIT)	4,908	132,026
Saia, Inc.* (Transportation)	3,681	119,743
Santarus, Inc.* (Pharmaceuticals)	7,771	181,297
Saul Centers, Inc. (REIT)	818	38,446
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,636	101,236
Select Comfort Corp.* (Home Furnishings)	7,362	134,872
SHFl Entertainment, Inc.* (Entertainment)	7,362	170,651
Sigma Designs, Inc.* (Semiconductors)	1,636	8,900
Simpson Manufacturing Co., Inc. (Building Materials)	2,454	86,994
Smith Corp. (Miscellaneous Manufacturing)	5,317	274,622
Sonic Corp.* (Retail)	3,681	71,043
Sovran Self Storage, Inc. (REIT)	2,454	187,706
Spectrum Pharmaceuticals, Inc. (Biotechnology)	6,953	59,726
Stage Stores, Inc. (Retail)	2,454	50,675
Stamps.com, Inc.* (Internet)	2,045	92,925
Standard Pacific Corp.* (Home Builders)	13,088	103,788
Standex International Corp. (Miscellaneous Manufacturing)	1,636	100,630
Steven Madden, Ltd.* (Apparel)	7,931	290,909
Stillwater Mining Co.* (Mining)	9,407	102,630
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,454	160,516
SunCoke Energy, Inc.* (Coal)	9,407	188,140
Superior Industries International, Inc. (Auto Parts & Equipment)	1,636	30,675
SurModics, Inc.* (Healthcare - Products)	1,227	28,933
Susquehanna Bancshares, Inc. (Banks)	13,497	159,062
Symmetricom, Inc.* (Telecommunications)	2,863	20,528
Synaptics, Inc.* (Computers)	1,636	76,074
Synchronoss Technologies, Inc.* (Software)	2,045	70,798
Take-Two Interactive Software, Inc.* (Software)	6,135	109,878
Tanger Factory Outlet Centers, Inc. (REIT)	6,953	242,312
Tangoe, Inc.* (Software)	2,045	39,060
Taylor Capital Group, Inc.* (Banks)	1,636	37,628
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,636	145,309
Tennant Co. (Machinery - Diversified)	818	49,644
Tesco Corp.* (Oil & Gas Services)	818	14,053
Texas Capital Bancshares, Inc.* (Banks)	5,317	276,749
Texas Industries, Inc.* (Building Materials)	2,863	153,743
Texas Roadhouse, Inc. - Class A (Retail)	4,090	112,148
The Buckle, Inc. (Retail)	2,454	120,099
The Geo Group, Inc. (REIT)	9,407	331,785
The Hain Celestial Group, Inc.* (Food)	6,135	510,617
The Medicines Co.* (Biotechnology)	8,180	277,465
The Ryland Group, Inc. (Home Builders)	6,135	246,627
Titan International, Inc. (Auto Parts & Equipment)	3,681	53,375
Toro Co. (Housewares)	7,362	433,916
Tredegar Corp. (Miscellaneous Manufacturing)	2,045	59,755
TTM Technologies, Inc.* (Electronics)	2,863	25,051
Tuesday Morning Corp.* (Retail)	4,908	69,448
Tyler Technologies, Inc.* (Software)	3,681	355,990
Ultratech Stepper, Inc.* (Semiconductors)	3,681	87,571
UMB Financial Corp. (Banks)	2,045	120,491
UniFirst Corp. (Textiles)	818	84,107
Universal Health Realty Income Trust (REIT)	1,636	71,853
Urstadt Biddle Properties - Class A (REIT)	1,636	32,295
VASCO Data Security International, Inc.* (Internet)	3,681	27,644
Veeco Instruments, Inc.* (Semiconductors)	5,317	155,310
ViaSat, Inc.* (Telecommunications)	2,045	135,215
ViewPoint Financial Group, Inc. (Savings & Loans)	4,908	107,043
ViroPharma, Inc.* (Pharmaceuticals)	8,589	333,425
Virtus Investment Partners, Inc.* (Diversified Financial Services)	818	166,479
Virtusa Corp.* (Computers)	1,636	50,847
Vitamin Shoppe, Inc.* (Retail)	4,090	191,862

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WageWorks, Inc.* (Diversified Financial Services)	1,636	$83,780
WD-40 Co. (Household Products/Wares)	1,227	88,945
West Pharmaceutical Services, Inc. (Healthcare - Products)	5,726	276,852
Wilshire Bancorp, Inc. (Banks)	8,180	69,285
Winnebago Industries, Inc.* (Home Builders)	3,681	109,178
Wintrust Financial Corp. (Banks)	2,454	106,774
Wolverine World Wide, Inc. (Apparel)	3,681	212,541
World Acceptance Corp.* (Diversified Financial Services)	818	85,170
XO Group, Inc.* (Internet)	3,272	45,415
Zale Corp.* (Retail)	2,045	31,963
Zumiez, Inc.* (Retail)	2,045	60,614
TOTAL COMMON STOCKS (Cost $37,627,894)		43,208,332
TOTAL INVESTMENT SECURITIES (Cost $37,627,894) - 100.1%		43,208,332
Net other assets (liabilities) - (0.1)%		(53,681)

NET ASSETS - 100.0%		$43,154,651

*	Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$337,801	0.8%
Airlines	213,232	0.5%
Apparel	857,975	2.0%
Auto Parts & Equipment	282,864	0.7%
Banks	3,243,868	7.4%
Beverages	281,707	0.7%
Biotechnology	685,856	1.6%
Building Materials	665,746	1.5%
Chemicals	1,038,848	2.4%
Coal	188,140	0.4%
Commercial Services	2,135,041	4.9%
Computers	1,185,761	2.7%
Cosmetics/Personal Care	71,902	0.2%
Distribution/Wholesale	593,156	1.4%
Diversified Financial Services	1,746,086	4.0%
Electrical Components & Equipment	871,002	2.0%
Electronics	1,578,830	3.7%
Engineering & Construction	112,156	0.3%
Entertainment	392,734	0.9%
Environmental Control	418,779	1.0%
Food	893,084	2.1%
Forest Products & Paper	256,222	0.6%
Hand/Machine Tools	201,248	0.5%
Healthcare - Products	2,401,194	5.6%
Healthcare - Services	393,601	0.9%
Home Builders	730,781	1.7%
Home Furnishings	332,795	0.8%
Household Products/Wares	401,630	0.9%
Housewares	433,916	1.0%
Insurance	189,727	0.4%
Internet	1,288,702	3.0%
Investment Companies	222,627	0.5%
Iron/Steel	32,393	0.1%
Leisure Time	784,536	1.8%
Machinery - Diversified	891,976	2.1%
Media	15,522	NM
Metal Fabricate/Hardware	147,952	0.3%
Mining	292,644	0.7%
Miscellaneous Manufacturing	1,455,222	3.4%
Office Furnishings	99,387	0.2%
Oil & Gas	531,336	1.2%
Oil & Gas Services	569,733	1.3%
Pharmaceuticals	1,559,668	3.6%
Real Estate	110,450	0.3%
REIT	3,043,962	7.1%
Retail	2,836,370	6.6%
Savings & Loans	277,531	0.6%
Savings&Loans	98,847	0.2%
Semiconductors	1,958,198	4.5%
Software	1,791,477	4.2%
Telecommunications	1,037,547	2.4%
Textiles	84,107	0.2%
Transportation	860,925	2.0%
Water	81,538	0.2%
Other **	(53,681)	(0.1)%
Total	$43,154,651	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (100.6%)
Anheuser-Busch InBev N.V.ADR (Beverages)	17,204	$1,784,571
ArcelorMittalNYS (Iron/Steel)	31,671	499,135
ARM Holdings PLCADR (Semiconductors)	44,574	2,103,447
ASML Holding N.V.NYS (Semiconductors)	15,249	1,443,165
AstraZeneca PLCADR (Pharmaceuticals)	18,377	971,408
Banco Santander S.A.ADR (Banks)	156,791	1,397,008
Barclays PLCADR (Banks)	60,605	1,018,770
BHP Billiton PLCADR (Mining)	21,505	1,325,568
BP PLCADR (Oil & Gas)	29,325	1,363,613
Diageo PLCADR (Beverages)	6,256	798,203
Elan Corp. PLCADR (Pharmaceuticals)	57,868	964,081
Eni SpAADR (Oil & Gas)	21,505	1,092,454
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,595	926,025
HSBC Holdings PLCADR (Banks)	37,145	2,044,461
ING Groep N.V.*ADR (Insurance)	97,750	1,243,380
Koninklijke Phillips Electronics N.V.NYS (Electronics)	30,107	1,066,089
Nokia, Corp.*ADR (Telecommunications)	95,013	724,949
Rio Tinto PLCADR (Mining)	24,633	1,248,893
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	26,588	1,772,356
Sanofi-AventisADR (Pharmaceuticals)	26,588	1,421,926
SAP AGADR (Software)	18,377	1,439,838
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	8,993	1,196,968
Siemens AGADR (Miscellaneous Manufacturing)	12,512	1,601,661
Statoil ASAADR (Oil & Gas)	39,491	933,172
Telefonaktiebolaget LM EricssonADR (Telecommunications)	91,494	1,097,013
Telefonica S.A.*ADR (Telecommunications)	59,823	1,045,108
Tenaris S.A.ADR (Metal Fabricate/Hardware)	20,723	970,044
Total S.A.ADR (Oil & Gas)	32,062	1,961,553
Unilever N.V.NYS (Food)	29,325	1,164,789
Vodafone Group PLCADR (Telecommunications)	53,958	1,986,734
TOTAL COMMON STOCKS (Cost $35,207,757)		38,606,382

TOTAL INVESTMENT SECURITIES (Cost $35,207,757) - 100.6%		38,606,382
Net other assets (liabilities) - (0.6)%		(244,477)

NET ASSETS - 100.0%		$38,361,905

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Banks	$4,460,239	11.6%
Beverages	2,582,774	6.7%
Electronics	1,066,089	2.8%
Food	1,164,789	3.0%
Insurance	1,243,380	3.2%
Iron/Steel	499,135	1.3%
Metal Fabricate/Hardware	970,044	2.5%
Mining	2,574,461	6.7%
Miscellaneous Manufacturing	1,601,661	4.2%
Oil & Gas	7,123,148	18.6%
Pharmaceuticals	5,480,408	14.3%
Semiconductors	3,546,612	9.2%
Software	1,439,838	3.8%
Telecommunications	4,853,804	12.7%
Other**	(244,477)	(0.6)%
Total	$38,361,905	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets
Belgium	$1,784,571	4.7%
Finland	724,949	1.9%
France	3,383,479	8.8%
Germany	3,041,499	7.9%
Ireland	2,161,049	5.6%
Italy	1,092,454	2.8%
Luxembourg	1,469,179	3.8%
Netherlands	6,689,779	17.4%
Norway	933,172	2.4%
Spain	2,442,116	6.4%
Sweden	1,097,013	2.9%
United Kingdom	13,787,122	36.0%
Other**	(244,477)	(0.6)%
Total	$38,361,905	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (61.2%)
3M Co. (Miscellaneous Manufacturing)	2,067	$260,132
Abbott Laboratories (Pharmaceuticals)	4,914	179,607
AbbVie, Inc. (Pharmaceuticals)	5,031	243,752
Abercrombie & Fitch Co. - Class A (Retail)	234	8,770
Accenture PLC - Class A (Computers)	2,028	149,058
ACE, Ltd. (Insurance)	1,092	104,220
Actavis PLC* (Pharmaceuticals)	546	84,401
Adobe Systems, Inc.* (Software)	1,482	80,324
Aetna, Inc. (Healthcare - Services)	1,170	73,359
AFLAC, Inc. (Insurance)	1,482	96,300
Agilent Technologies, Inc. (Electronics)	1,053	53,450
AGL Resources, Inc. (Gas)	390	18,665
Air Products & Chemicals, Inc. (Chemicals)	663	72,274
Airgas, Inc. (Chemicals)	195	21,269
Akamai Technologies, Inc.* (Software)	546	24,428
Alcoa, Inc. (Mining)	3,393	31,453
Alexion Pharmaceuticals, Inc.* (Biotechnology)	624	76,721
Allegheny Technologies, Inc. (Iron/Steel)	351	11,618
Allergan, Inc. (Pharmaceuticals)	936	84,811
Allstate Corp. (Insurance)	1,482	78,635
Altera Corp. (Semiconductors)	1,014	34,070
Altria Group, Inc. (Agriculture)	6,357	236,671
Amazon.com, Inc.* (Internet)	1,170	425,915
Ameren Corp. (Electric)	780	28,220
American Electric Power, Inc. (Electric)	1,560	73,070
American Express Co. (Diversified Financial Services)	2,925	239,264
American International Group, Inc. (Insurance)	4,680	241,722
American Tower Corp. (REIT)	1,248	99,029
Ameriprise Financial, Inc. (Diversified Financial Services)	624	62,737
AmerisourceBergen Corp. (Pharmaceuticals)	741	48,410
Ametek, Inc. (Electrical Components & Equipment)	780	37,307
Amgen, Inc. (Biotechnology)	2,379	275,964
Amphenol Corp. - Class A (Electronics)	507	40,707
Anadarko Petroleum Corp. (Oil & Gas)	1,599	152,369
Analog Devices, Inc. (Semiconductors)	975	48,068
Aon PLC (Insurance)	975	77,113
Apache Corp. (Oil & Gas)	1,287	114,286
Apartment Investment and Management Co. - Class A (REIT)	468	13,095
Apple Computer, Inc. (Computers)	2,886	1,507,501
Applied Materials, Inc. (Semiconductors)	3,822	68,223
Archer-Daniels-Midland Co. (Agriculture)	2,106	86,135
Assurant, Inc. (Insurance)	234	13,684
AT&T, Inc. (Telecommunications)	16,848	609,898
Autodesk, Inc.* (Software)	702	28,017
Automatic Data Processing, Inc. (Commercial Services)	1,521	114,029
AutoNation, Inc.* (Retail)	195	9,405
AutoZone, Inc.* (Retail)	117	50,859
AvalonBay Communities, Inc. (REIT)	390	48,770
Avery Dennison Corp. (Household Products/Wares)	312	14,701
Avon Products, Inc. (Cosmetics/Personal Care)	1,365	23,888
Baker Hughes, Inc. (Oil & Gas Services)	1,404	81,558
Ball Corp. (Packaging & Containers)	468	22,880
Bank of America Corp. (Banks)	34,047	475,296
Bank of New York Mellon Corp. (Banks)	3,627	115,339
Bard (C.R.), Inc. (Healthcare - Products)	234	31,875
Baxter International, Inc. (Healthcare - Products)	1,716	113,032
BB&T Corp. (Banks)	2,223	75,515
Beam, Inc. (Beverages)	507	34,122
Becton, Dickinson & Co. (Healthcare - Products)	624	65,601
Bed Bath & Beyond, Inc.* (Retail)	702	54,279
Bemis Co., Inc. (Packaging & Containers)	312	12,449
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,694	655,266
Best Buy Co., Inc. (Retail)	858	36,722
Biogen Idec, Inc.* (Biotechnology)	741	180,945
BlackRock, Inc. (Diversified Financial Services)	390	117,316
Boeing Co. (Aerospace/Defense)	2,184	285,012
BorgWarner, Inc. (Auto Parts & Equipment)	351	36,199
Boston Properties, Inc. (REIT)	468	48,438
Boston Scientific Corp.* (Healthcare - Products)	4,251	49,694
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,226	274,470
Broadcom Corp. - Class A (Semiconductors)	1,755	46,894
Brown-Forman Corp. - Class B (Beverages)	507	37,001
C.H. Robinson Worldwide, Inc. (Transportation)	507	30,288
CA, Inc. (Software)	1,053	33,443
Cablevision Systems Corp. NY - Class A (Media)	663	10,310
Cabot Oil & Gas Corp. (Oil & Gas)	1,326	46,834
Cameron International Corp.* (Oil & Gas Services)	780	42,791
Campbell Soup Co. (Food)	585	24,903
Capital One Financial Corp. (Banks)	1,872	128,550
Cardinal Health, Inc. (Pharmaceuticals)	1,092	64,057
CareFusion Corp.* (Healthcare - Products)	663	25,705
CarMax, Inc.* (Retail)	702	32,987
Carnival Corp. - Class A (Leisure Time)	1,404	48,649
Caterpillar, Inc. (Machinery - Construction & Mining)	2,028	169,054
CBRE Group, Inc.* - Class A (Real Estate)	897	20,837
CBS Corp. - Class B (Media)	1,794	106,097
Celgene Corp.* (Biotechnology)	1,287	191,107
CenterPoint Energy, Inc. (Gas)	1,365	33,579
CenturyLink, Inc. (Telecommunications)	1,911	64,706
Cerner Corp.* (Software)	936	52,444

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CF Industries Holdings, Inc. (Chemicals)	195		$42,042
Chesapeake Energy Corp. (Oil & Gas)	1,599		44,708
Chevron Corp. (Oil & Gas)	6,123		734,515
Chipotle Mexican Grill, Inc.* (Retail)	117		61,655
CIGNA Corp. (Healthcare - Services)	897		69,051
Cincinnati Financial Corp. (Insurance)	468		23,400
Cintas Corp. (Textiles)	312		16,776
Cisco Systems, Inc. (Telecommunications)	17,004		382,590
Citigroup, Inc. (Banks)	9,633		469,898
Citrix Systems, Inc.* (Software)	585		33,216
Cliffs Natural Resources, Inc. (Iron/Steel)	468		12,018
Clorox Co. (Household Products/Wares)	429		38,692
CME Group, Inc. (Diversified Financial Services)	1,014		75,249
CMS Energy Corp. (Electric)	858		23,561
Coach, Inc. (Apparel)	897		45,460
Coca-Cola Co. (Beverages)	12,090		478,400
Coca-Cola Enterprises, Inc. (Beverages)	780		32,549
Cognizant Technology Solutions Corp.* (Computers)	936		81,366
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,808		181,762
Comcast Corp. - Class A (Media)	8,307		395,246
Comerica, Inc. (Banks)	585		25,331
Computer Sciences Corp. (Computers)	468		23,054
ConAgra Foods, Inc. (Food)	1,326		42,180
ConocoPhillips (Oil & Gas)	3,861		283,011
CONSOL Energy, Inc. (Coal)	741		27,046
Consolidated Edison, Inc. (Electric)	936		54,494
Constellation Brands, Inc.* (Beverages)	507		33,107
Corning, Inc. (Telecommunications)	4,641		79,315
Costco Wholesale Corp. (Retail)	1,365		161,070
Covidien PLC (Healthcare - Products)	1,443		92,510
Crown Castle International Corp.* (Telecommunications)	936		71,155
CSX Corp. (Transportation)	3,237		84,356
Cummins, Inc. (Machinery - Diversified)	546		69,353
CVS Caremark Corp. (Retail)	3,900		242,814
D.R. Horton, Inc. (Home Builders)	897		16,998
Danaher Corp. (Miscellaneous Manufacturing)	1,911		137,764
Darden Restaurants, Inc. (Retail)	429		22,106
DaVita, Inc.* (Healthcare - Services)	546		30,691
Deere & Co. (Machinery - Diversified)	1,209		98,944
Delphi Automotive PLC (Auto Parts & Equipment)	897		51,308
Delta Air Lines, Inc. (Airlines)	2,730		72,017
Denbury Resources, Inc.* (Oil & Gas)	1,170		22,218
DENTSPLY International, Inc. (Healthcare - Products)	468		22,043
Devon Energy Corp. (Oil & Gas)	1,209		76,433
Diamond Offshore Drilling, Inc. (Oil & Gas)	234		14,492
DIRECTV* - Class A (Media)	1,599		99,922
Discover Financial Services (Diversified Financial Services)	1,521		78,909
Discovery Communications, Inc.* - Class A (Media)	741		65,890
Dollar General Corp.* (Retail)	936		54,082
Dollar Tree, Inc.* (Retail)	702		40,997
Dominion Resources, Inc. (Electric)	1,833		116,854
Dover Corp. (Miscellaneous Manufacturing)	546		50,117
Dr. Pepper Snapple Group, Inc. (Beverages)	663		31,393
DTE Energy Co. (Electric)	546		37,750
Duke Energy Corp. (Electric)	2,223		159,456
Dun & Bradstreet Corp. (Software)	117		12,728
E*TRADE Financial Corp.* (Diversified Financial Services)	897		15,168
E.I. du Pont de Nemours & Co. (Chemicals)	2,925		179,009
Eastman Chemical Co. (Chemicals)	507		39,947
Eaton Corp. (Miscellaneous Manufacturing)	1,521		107,322
eBay, Inc.* (Internet)	3,705		195,291
Ecolab, Inc. (Chemicals)	858		90,948
Edison International (Electric)	1,014		49,716
Edwards Lifesciences Corp.* (Healthcare - Products)	351		22,882
Electronic Arts, Inc.* (Software)	975		25,594
Eli Lilly & Co. (Pharmaceuticals)	3,159		157,381
EMC Corp. (Computers)	6,591		158,645
Emerson Electric Co. (Electrical Components & Equipment)	2,262		151,487
Ensco PLC - Class A (Oil & Gas)	741		42,719
Entergy Corp. (Electric)	546		35,337
EOG Resources, Inc. (Oil & Gas)	858		153,067
EQT Corp. (Oil & Gas)	468		40,065
Equifax, Inc. (Commercial Services)	390		25,221
Equity Residential (REIT)	1,053		55,135
Exelon Corp. (Electric)	2,730		77,914
Expedia, Inc. (Internet)	351		20,667
Expeditors International of Washington, Inc. (Transportation)	663		30,027
Express Scripts Holding Co.* (Pharmaceuticals)	2,574		160,926
Exxon Mobil Corp. (Oil & Gas)	13,962		1,251,274
F5 Networks, Inc.* (Internet)	234		19,073
Family Dollar Stores, Inc. (Retail)	312		21,491
Fastenal Co. (Distribution/Wholesale)	858		42,728
FedEx Corp. (Transportation)	936		122,616
Fidelity National Information Services, Inc. (Software)	936		45,630
Fifth Third Bancorp (Banks)	2,808		53,436
First Horizon National Corp. (Banks)	—	†	3
First Solar, Inc.* (Semiconductors)	234		11,763
FirstEnergy Corp. (Electric)	1,326		50,216
Fiserv, Inc.* (Software)	429		44,929
FLIR Systems, Inc. (Electronics)	468		13,329
Flowserve Corp. (Machinery - Diversified)	429		29,803
Fluor Corp. (Engineering & Construction)	507		37,629

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FMC Corp. (Chemicals)	429	$31,214
FMC Technologies, Inc.* (Oil & Gas Services)	741	37,458
Ford Motor Co. (Auto Manufacturers)	12,480	213,533
Forest Laboratories, Inc.* (Pharmaceuticals)	741	34,849
Fossil Group, Inc.* (Distribution/Wholesale)	156	19,803
Franklin Resources, Inc. (Diversified Financial Services)	1,287	69,318
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,276	120,425
Frontier Communications Corp. (Telecommunications)	3,159	13,931
GameStop Corp. - Class A (Retail)	351	19,242
Gannett Co., Inc. (Media)	741	20,503
Garmin, Ltd. (Electronics)	390	18,233
General Dynamics Corp. (Aerospace/Defense)	1,053	91,221
General Electric Co. (Miscellaneous Manufacturing)	32,253	843,093
General Mills, Inc. (Food)	2,028	102,253
General Motors Co.* (Auto Manufacturers)	2,964	109,520
Genuine Parts Co. (Distribution/Wholesale)	507	39,966
Genworth Financial, Inc.* - Class A (Insurance)	1,560	22,667
Gilead Sciences, Inc.* (Biotechnology)	4,836	343,307
Google, Inc.* - Class A (Internet)	897	924,430
H & R Block, Inc. (Commercial Services)	858	24,402
Halliburton Co. (Oil & Gas Services)	2,691	142,704
Harley-Davidson, Inc. (Leisure Time)	702	44,956
Harman International Industries, Inc. (Home Furnishings)	234	18,959
Harris Corp. (Telecommunications)	351	21,748
Hartford Financial Services Group, Inc. (Insurance)	1,443	48,629
Hasbro, Inc. (Toys/Games/Hobbies)	351	18,129
HCP, Inc. (REIT)	1,443	59,885
Health Care REIT, Inc. (REIT)	897	58,170
Helmerich & Payne, Inc. (Oil & Gas)	351	27,220
Hess Corp. (Oil & Gas)	897	72,836
Hewlett-Packard Co. (Computers)	6,084	148,267
Honeywell International, Inc. (Electronics)	2,496	216,478
Hormel Foods Corp. (Food)	429	18,644
Hospira, Inc.* (Healthcare - Products)	507	20,544
Host Hotels & Resorts, Inc. (REIT)	2,379	44,130
Hudson City Bancorp, Inc. (Savings & Loans)	1,521	13,659
Humana, Inc. (Healthcare - Services)	507	46,720
Huntington Bancshares, Inc. (Banks)	2,613	22,994
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,287	101,403
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	858	57,941
Integrys Energy Group, Inc. (Electric)	234	13,731
Intel Corp. (Semiconductors)	15,795	385,871
IntercontinentalExchange, Inc.* (Diversified Financial Services)	234	45,099
International Business Machines Corp. (Computers)	3,276	587,092
International Flavors & Fragrances, Inc. (Chemicals)	273	22,563
International Game Technology (Entertainment)	819	15,397
International Paper Co. (Forest Products & Paper)	1,404	62,633
Intuit, Inc. (Software)	936	66,840
Intuitive Surgical, Inc.* (Healthcare - Products)	117	43,466
Invesco, Ltd. (Diversified Financial Services)	1,404	47,385
Iron Mountain, Inc. (Commercial Services)	546	14,491
J.C. Penney Co., Inc.* (Retail)	1,092	8,190
J.P. Morgan Chase & Co. (Banks)	11,934	615,078
Jabil Circuit, Inc. (Electronics)	585	12,203
Jacobs Engineering Group, Inc.* (Engineering & Construction)	429	26,092
JDS Uniphase Corp.* (Telecommunications)	741	9,700
Johnson & Johnson (Pharmaceuticals)	8,931	827,100
Johnson Controls, Inc. (Auto Parts & Equipment)	2,184	100,792
Joy Global, Inc. (Machinery - Construction & Mining)	351	19,919
Juniper Networks, Inc.* (Telecommunications)	1,599	29,805
Kansas City Southern Industries, Inc. (Transportation)	351	42,654
Kellogg Co. (Food)	819	51,802
KeyCorp (Banks)	2,886	36,162
Kimberly-Clark Corp. (Household Products/Wares)	1,209	130,572
Kimco Realty Corp. (REIT)	1,287	27,645
Kinder Morgan, Inc. (Pipelines)	2,145	75,740
KLA-Tencor Corp. (Semiconductors)	507	33,259
Kohls Corp. (Retail)	663	37,658
Kraft Foods Group, Inc. (Food)	1,872	101,799
Kroger Co. (Food)	1,638	70,172
L Brands, Inc. (Retail)	780	48,836
L-3 Communications Holdings, Inc. (Aerospace/Defense)	273	27,423
Laboratory Corp. of America Holdings* (Healthcare - Services)	273	27,546
Lam Research Corp.* (Semiconductors)	507	27,495
Legg Mason, Inc. (Diversified Financial Services)	351	13,503
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	468	13,918
Lennar Corp. - Class A (Home Builders)	507	18,024
Leucadia National Corp. (Holding Companies - Diversified)	975	27,632
Life Technologies Corp.* (Biotechnology)	546	41,119
Lincoln National Corp. (Insurance)	819	37,191
Linear Technology Corp. (Semiconductors)	741	30,485
Lockheed Martin Corp. (Aerospace/Defense)	858	114,406

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Loews Corp. (Insurance)	975	$47,102
Lorillard, Inc. (Agriculture)	1,170	59,682
Lowe’s Cos., Inc. (Retail)	3,315	165,021
LSI Logic Corp. (Semiconductors)	1,716	14,552
LyondellBasell Industries N.V. - Class A (Chemicals)	1,404	104,738
M&T Bank Corp. (Banks)	429	48,275
Macy’s, Inc. (Retail)	1,209	55,747
Marathon Oil Corp. (Oil & Gas)	2,262	79,758
Marathon Petroleum Corp. (Oil & Gas)	975	69,869
Marriott International, Inc. - Class A (Lodging)	703	31,669
Marsh & McLennan Cos., Inc. (Insurance)	1,755	80,379
Masco Corp. (Building Materials)	1,131	23,898
MasterCard, Inc. - Class A (Commercial Services)	312	223,735
Mattel, Inc. (Toys/Games/Hobbies)	1,092	48,452
McCormick & Co., Inc. (Food)	429	29,665
McDonald’s Corp. (Retail)	3,159	304,907
McGraw Hill Financial, Inc. (Commercial Services)	858	59,785
McKesson Corp. (Pharmaceuticals)	741	115,848
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	624	50,956
MeadWestvaco Corp. (Forest Products & Paper)	546	19,028
Medtronic, Inc. (Healthcare - Products)	3,159	181,326
Merck & Co., Inc. (Pharmaceuticals)	9,282	418,525
MetLife, Inc. (Insurance)	3,549	167,903
Microchip Technology, Inc. (Semiconductors)	624	26,807
Micron Technology, Inc.* (Semiconductors)	3,276	57,920
Microsoft Corp. (Software)	24,024	849,249
Molex, Inc. (Electrical Components & Equipment)	429	16,559
Molson Coors Brewing Co. - Class B (Beverages)	507	27,378
Mondelez International, Inc. - Class A (Food)	5,655	190,235
Monsanto Co. (Chemicals)	1,677	175,884
Monster Beverage Corp.* (Beverages)	429	24,552
Moody’s Corp. (Commercial Services)	624	44,092
Morgan Stanley Dean Witter & Co. (Banks)	4,407	126,613
Motorola Solutions, Inc. (Telecommunications)	741	46,327
Murphy Oil Corp. (Oil & Gas)	546	32,935
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,209	45,785
Nabors Industries, Ltd. (Oil & Gas)	819	14,316
NASDAQ Stock Market, Inc. (Diversified Financial Services)	351	12,436
National Oilwell Varco, Inc. (Oil & Gas Services)	1,365	110,811
Neilsen Holdings N.V. (Media)	663	26,149
NetApp, Inc. (Computers)	1,092	42,381
Netflix, Inc.* (Internet)	195	62,884
Newell Rubbermaid, Inc. (Housewares)	897	26,578
Newfield Exploration Co.* (Oil & Gas)	429	13,063
Newmont Mining Corp. (Mining)	1,560	42,526
News Corp.* - Class A (Media)	1,560	27,456
NextEra Energy, Inc. (Electric)	1,365	115,684
NIKE, Inc. - Class B (Apparel)	2,379	180,233
NiSource, Inc. (Gas)	975	30,732
Noble Corp. (Oil & Gas)	819	30,876
Noble Energy, Inc. (Oil & Gas)	1,131	84,746
Nordstrom, Inc. (Retail)	468	28,300
Norfolk Southern Corp. (Transportation)	975	83,870
Northeast Utilities System (Electric)	1,014	43,490
Northern Trust Corp. (Banks)	702	39,607
Northrop Grumman Corp. (Aerospace/Defense)	741	79,665
NRG Energy, Inc. (Electric)	1,014	28,929
Nucor Corp. (Iron/Steel)	1,014	52,495
NVIDIA Corp. (Semiconductors)	1,833	27,825
NYSE Euronext (Diversified Financial Services)	780	34,336
Occidental Petroleum Corp. (Oil & Gas)	2,535	243,563
Omnicom Group, Inc. (Advertising)	819	55,782
ONEOK, Inc. (Pipelines)	663	37,460
Oracle Corp. (Software)	11,310	378,885
O’Reilly Automotive, Inc.* (Retail)	351	43,457
Owens-Illinois, Inc.* (Packaging & Containers)	507	16,118
PACCAR, Inc. (Auto Manufacturers)	1,131	62,884
Pall Corp. (Miscellaneous Manufacturing)	351	28,263
Parker Hannifin Corp. (Miscellaneous Manufacturing)	468	54,625
Patterson Cos., Inc. (Healthcare - Products)	273	11,605
Paychex, Inc. (Commercial Services)	1,014	42,852
Peabody Energy Corp. (Coal)	858	16,714
Pentair, Ltd. (Miscellaneous Manufacturing)	624	41,864
People’s United Financial, Inc. (Savings & Loans)	1,014	14,632
Pepco Holdings, Inc. (Electric)	780	15,038
PepsiCo, Inc. (Beverages)	4,875	409,939
PerkinElmer, Inc. (Electronics)	351	13,352
Perrigo Co. (Pharmaceuticals)	312	43,022
PetSmart, Inc. (Retail)	312	22,701
Pfizer, Inc. (Pharmaceuticals)	20,982	643,728
PG&E Corp. (Electric)	1,404	58,757
Philip Morris International, Inc. (Agriculture)	5,148	458,790
Phillips 66 (Oil & Gas)	1,950	125,639
Pinnacle West Capital Corp. (Electric)	351	19,667
Pioneer Natural Resources Co. (Oil & Gas)	429	87,851
Pitney Bowes, Inc. (Office/Business Equipment)	624	13,316
Plum Creek Timber Co., Inc. (REIT)	507	23,018
PNC Financial Services Group (Banks)	1,677	123,310
PPG Industries, Inc. (Chemicals)	468	85,447
PPL Corp. (Electric)	1,989	60,923

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Praxair, Inc. (Chemicals)	936	$116,729
Precision Castparts Corp. (Metal Fabricate/Hardware)	468	118,615
Priceline.com, Inc.* (Internet)	156	164,397
Principal Financial Group, Inc. (Insurance)	858	40,721
Procter & Gamble Co. (Cosmetics/Personal Care)	8,697	702,282
Progressive Corp. (Insurance)	1,755	45,577
Prologis, Inc. (REIT)	1,599	63,880
Prudential Financial, Inc. (Insurance)	1,482	120,620
Public Service Enterprise Group, Inc. (Electric)	1,599	53,567
Public Storage, Inc. (REIT)	468	78,142
PulteGroup, Inc. (Home Builders)	1,092	19,274
PVH Corp. (Retail)	273	34,008
QEP Resources, Inc. (Oil & Gas)	585	19,340
Qualcomm, Inc. (Semiconductors)	5,421	376,596
Quanta Services, Inc.* (Commercial Services)	663	20,029
Quest Diagnostics, Inc. (Healthcare - Services)	468	28,038
Ralph Lauren Corp. (Apparel)	195	32,300
Range Resources Corp. (Oil & Gas)	507	38,385
Raytheon Co. (Aerospace/Defense)	1,014	83,523
Red Hat, Inc.* (Software)	585	25,313
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	234	67,298
Regions Financial Corp. (Banks)	4,407	42,439
Republic Services, Inc. (Environmental Control)	858	28,717
Reynolds American, Inc. (Agriculture)	1,014	52,089
Robert Half International, Inc. (Commercial Services)	429	16,529
Rockwell Automation, Inc. (Machinery - Diversified)	429	47,366
Rockwell Collins, Inc. (Aerospace/Defense)	429	29,957
Roper Industries, Inc. (Machinery - Diversified)	312	39,565
Ross Stores, Inc. (Retail)	702	54,300
Rowan Cos. PLC* - Class A (Oil & Gas)	390	14,071
Ryder System, Inc. (Transportation)	156	10,269
Safeway, Inc. (Food)	780	27,222
Salesforce.com, Inc.* (Software)	1,755	93,647
SanDisk Corp. (Computers)	780	54,210
SCANA Corp. (Electric)	429	20,004
Schlumberger, Ltd. (Oil & Gas Services)	4,212	394,748
Scripps Networks Interactive - Class A (Media)	351	28,256
Seagate Technology PLC (Computers)	975	47,463
Sealed Air Corp. (Packaging & Containers)	624	18,832
Sempra Energy (Gas)	702	63,981
Sherwin-Williams Co. (Chemicals)	273	51,324
Sigma-Aldrich Corp. (Chemicals)	390	33,708
Simon Property Group, Inc. (REIT)	975	150,685
SLM Corp. (Diversified Financial Services)	1,365	34,630
Snap-on, Inc. (Hand/Machine Tools)	195	20,294
Southern Co. (Electric)	2,769	113,280
Southwest Airlines Co. (Airlines)	2,223	38,280
Southwestern Energy Co.* (Oil & Gas)	1,131	42,096
Spectra Energy Corp. (Pipelines)	2,106	74,910
St. Jude Medical, Inc. (Healthcare - Products)	897	51,479
Stanley Black & Decker, Inc. (Hand/Machine Tools)	507	40,098
Staples, Inc. (Retail)	2,106	33,949
Starbucks Corp. (Retail)	2,379	192,818
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	624	45,939
State Street Corp. (Banks)	1,404	98,378
Stericycle, Inc.* (Environmental Control)	273	31,723
Stryker Corp. (Healthcare - Products)	936	69,133
SunTrust Banks, Inc. (Banks)	1,716	57,726
Symantec Corp. (Internet)	2,223	50,551
Sysco Corp. (Food)	1,872	60,540
T. Rowe Price Group, Inc. (Diversified Financial Services)	819	63,399
Target Corp. (Retail)	1,989	128,867
TE Connectivity, Ltd. (Electronics)	1,326	68,276
TECO Energy, Inc. (Electric)	663	11,384
Tenet Healthcare Corp.* (Healthcare - Services)	312	14,723
Teradata Corp.* (Computers)	507	22,343
Teradyne, Inc.* (Semiconductors)	624	10,914
Tesoro Petroleum Corp. (Oil & Gas)	429	20,974
Texas Instruments, Inc. (Semiconductors)	3,471	146,060
Textron, Inc. (Miscellaneous Manufacturing)	897	25,825
The ADT Corp. (Commercial Services)	624	27,064
The AES Corp. (Electric)	1,950	27,476
The Charles Schwab Corp. (Diversified Financial Services)	3,666	83,035
The Chubb Corp. (Insurance)	819	75,414
The Dow Chemical Co. (Chemicals)	3,822	150,854
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	819	58,116
The Gap, Inc. (Retail)	858	31,737
The Goldman Sachs Group, Inc. (Banks)	1,326	213,300
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	780	16,364
The Hershey Co. (Food)	468	46,444
The Home Depot, Inc. (Retail)	4,524	352,374
The Interpublic Group of Cos., Inc. (Advertising)	1,326	22,277
The JM Smucker Co. - Class A (Food)	351	39,035
The Macerich Co. (REIT)	429	25,401
The Mosaic Co. (Chemicals)	1,092	50,068
The Travelers Cos., Inc. (Insurance)	1,170	100,971
The Williams Cos., Inc. (Pipelines)	2,184	77,991
Thermo Fisher Scientific, Inc. (Electronics)	1,131	110,589
Tiffany & Co. (Retail)	351	27,789
Time Warner Cable, Inc. (Media)	897	107,775

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Time Warner, Inc. (Media)	2,925	$201,065
TJX Cos., Inc. (Retail)	2,262	137,507
Torchmark Corp. (Insurance)	273	19,891
Total System Services, Inc. (Commercial Services)	546	16,287
Transocean, Ltd. (Oil & Gas)	1,092	51,400
TripAdvisor, Inc.* (Internet)	351	29,031
Twenty-First Century Fox, Inc. - Class A (Media)	6,279	213,988
Tyco International, Ltd. (Electronics)	1,482	54,167
Tyson Foods, Inc. - Class A (Food)	897	24,820
U.S. Bancorp (Banks)	5,811	217,099
Union Pacific Corp. (Transportation)	1,482	224,375
United Parcel Service, Inc. - Class B (Transportation)	2,301	226,050
United States Steel Corp. (Iron/Steel)	468	11,649
United Technologies Corp. (Aerospace/Defense)	2,691	285,919
UnitedHealth Group, Inc. (Healthcare - Services)	3,237	220,957
UnumProvident Corp. (Insurance)	819	25,995
Urban Outfitters, Inc.* (Retail)	351	13,296
V.F. Corp. (Apparel)	273	58,695
Valero Energy Corp. (Oil & Gas)	1,716	70,648
Varian Medical Systems, Inc.* (Healthcare - Products)	351	25,476
Ventas, Inc. (REIT)	936	61,065
VeriSign, Inc.* (Internet)	429	23,286
Verizon Communications, Inc. (Telecommunications)	9,087	458,984
Vertex Pharmaceuticals, Inc.* (Biotechnology)	741	52,863
Viacom, Inc. - Class B (Media)	1,365	113,691
Visa, Inc. - Class A (Commercial Services)	1,638	322,146
Vornado Realty Trust (REIT)	546	48,627
Vulcan Materials Co. (Mining)	429	22,973
W.W. Grainger, Inc. (Distribution/Wholesale)	195	52,450
Walgreen Co. (Retail)	2,769	164,036
Wal-Mart Stores, Inc. (Retail)	5,148	395,109
Walt Disney Co. (Media)	5,265	361,126
Washington Post Co. - Class B (Media)	39	25,089
Waste Management, Inc. (Environmental Control)	1,365	59,432
Waters Corp.* (Electronics)	273	27,551
WellPoint, Inc. (Healthcare - Services)	936	79,373
Wells Fargo & Co. (Banks)	15,327	654,311
Western Digital Corp. (Computers)	663	46,165
Western Union Co. (Commercial Services)	1,755	29,870
Weyerhaeuser Co. (REIT)	1,833	55,723
Whirlpool Corp. (Home Furnishings)	234	34,166
Whole Foods Market, Inc. (Food)	1,170	73,862
Windstream Holdings, Inc. (Telecommunications)	1,872	16,006
Wisconsin Energy Corp. (Electric)	702	29,561
WPX Energy, Inc.* (Oil & Gas)	624	13,815
Wyndham Worldwide Corp. (Lodging)	429	28,486
Wynn Resorts, Ltd. (Lodging)	273	45,386
Xcel Energy, Inc. (Electric)	1,560	45,022
Xerox Corp. (Office/Business Equipment)	3,666	36,440
Xilinx, Inc. (Semiconductors)	858	38,970
XL Group PLC (Insurance)	897	27,421
Xylem, Inc. (Machinery - Diversified)	585	20,183
Yahoo!, Inc.* (Internet)	3,003	98,889
YUM! Brands, Inc. (Retail)	1,404	94,938
Zimmer Holdings, Inc. (Healthcare - Products)	546	47,759
Zions Bancorp (Banks)	585	16,596
Zoetis, Inc. (Pharmaceuticals)	1,599	50,624
TOTAL COMMON STOCKS (Cost $30,779,891)		49,505,674

	Principal Amount
Repurchase Agreements(a)(b)(30.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $25,032,032	$25,032,000	25,032,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,032,000)		25,032,000

TOTAL INVESTMENT SECURITIES (Cost $55,811,891) - 92.1%		74,537,674
Net other assets (liabilities) - 7.9%		6,357,096

NET ASSETS - 100.0%		$80,894,770

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $10,495,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $2,803,600)	32	$112,046

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$51,245,298	$(96,133)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	21,001,675	(39,118)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	23,142,476	(72,257)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	14,131,706	(49,572)
		$(257,080)

UltraBull ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$78,059	0.1%
Aerospace/Defense	997,126	1.2%
Agriculture	893,367	1.1%
Airlines	110,297	0.1%
Apparel	316,688	0.4%
Auto Manufacturers	385,936	0.5%
Auto Parts & Equipment	204,663	0.3%
Banks	3,655,257	4.5%
Beverages	1,108,441	1.4%
Biotechnology	1,229,324	1.5%
Building Materials	23,898	NM
Chemicals	1,268,019	1.6%
Coal	43,760	0.1%
Commercial Services	980,531	1.2%
Computers	2,867,546	3.5%
Cosmetics/Personal Care	966,048	1.2%
Distribution/Wholesale	154,947	0.2%
Diversified Financial Services	991,784	1.2%
Electric	1,363,101	1.7%
Electrical Components & Equipment	205,353	0.3%
Electronics	628,335	0.8%
Engineering & Construction	63,721	0.1%
Entertainment	15,397	NM
Environmental Control	119,872	0.1%
Food	903,576	1.1%
Forest Products & Paper	81,661	0.1%
Gas	146,957	0.2%
Hand/Machine Tools	60,392	0.1%
Healthcare - Products	874,130	1.1%
Healthcare - Services	590,458	0.7%
Holding Companies - Diversified	27,632	NM
Home Builders	54,296	0.1%
Home Furnishings	53,125	0.1%
Household Products/Wares	183,965	0.2%
Housewares	26,578	NM
Insurance	2,150,821	2.7%
Internet	2,014,414	2.5%
Iron/Steel	87,780	0.1%
Leisure Time	93,605	0.1%
Lodging	151,480	0.2%
Machinery - Construction & Mining	188,973	0.2%
Machinery - Diversified	305,213	0.4%
Media	1,802,563	2.2%
Metal Fabricate/Hardware	118,615	0.1%
Mining	217,377	0.3%
Miscellaneous Manufacturing	1,722,267	2.1%
Office/Business Equipment	49,756	0.1%
Oil & Gas	4,129,393	5.2%
Oil & Gas Services	810,070	1.0%
Packaging & Containers	70,279	0.1%
Pharmaceuticals	3,528,251	4.4%
Pipelines	266,101	0.3%
Real Estate	20,837	NM
REIT	960,838	1.2%
Retail	3,192,024	3.9%
Savings & Loans	28,291	NM
Semiconductors	1,385,772	1.7%
Software	1,794,687	2.2%
Telecommunications	1,804,165	2.2%
Textiles	16,776	NM
Toys/Games/Hobbies	66,581	0.1%
Transportation	854,505	1.1%
Other **	31,389,096	38.8%
Total	$80,894,770	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (61.7%)
3D Systems Corp.* (Computers)	2,639	$164,251
Aaron’s, Inc. (Commercial Services)	2,030	57,591
ACI Worldwide, Inc.* (Software)	1,015	55,947
Acuity Brands, Inc. (Electrical Components & Equipment)	1,218	122,421
Acxiom Corp.* (Software)	2,030	67,457
ADTRAN, Inc. (Telecommunications)	1,624	38,132
Advance Auto Parts, Inc. (Retail)	2,030	201,335
Advanced Micro Devices, Inc.* (Semiconductors)	16,646	55,598
Advent Software, Inc. (Software)	1,218	40,864
Aecom Technology Corp.* (Engineering & Construction)	2,842	90,319
Aeropostale, Inc.* (Retail)	2,233	20,745
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,421	280,562
AGCO Corp. (Machinery - Diversified)	2,436	142,214
Alaska Air Group, Inc. (Airlines)	1,827	129,096
Albemarle Corp. (Chemicals)	2,233	147,802
Alexander & Baldwin, Inc.* (Real Estate)	1,218	45,066
Alexandria Real Estate Equities, Inc. (REIT)	2,030	133,533
Alleghany Corp.* (Insurance)	406	164,601
Alliance Data Systems Corp.* (Commercial Services)	1,421	336,863
Alliant Energy Corp. (Electric)	3,045	159,010
Alliant Techsystems, Inc. (Aerospace/Defense)	812	88,402
Allscripts Healthcare Solutions, Inc.* (Software)	4,263	58,957
Alpha Natural Resources, Inc.* (Coal)	6,090	42,630
AMC Networks, Inc.* - Class A (Media)	1,624	113,826
American Campus Communities, Inc. (REIT)	2,842	98,220
American Eagle Outfitters, Inc. (Retail)	4,669	72,323
American Financial Group, Inc. (Insurance)	2,030	114,208
ANN, Inc.* (Retail)	1,218	43,068
ANSYS, Inc.* (Software)	2,436	213,029
AOL, Inc.* (Internet)	2,030	73,567
Apollo Group, Inc.* - Class A (Commercial Services)	2,639	70,435
Apollo Investment Corp. (Investment Companies)	6,090	51,948
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,827	117,220
Aqua America, Inc. (Water)	4,872	122,677
Arch Coal, Inc. (Coal)	5,887	24,961
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,639	126,724
Arthur J. Gallagher & Co. (Insurance)	3,451	163,750
Ascena Retail Group, Inc.* (Retail)	3,451	68,295
Ashland, Inc. (Chemicals)	2,030	187,877
Aspen Insurance Holdings, Ltd. (Insurance)	1,827	71,271
Associated Banc-Corp. (Banks)	4,466	72,617
Astoria Financial Corp. (Savings & Loans)	2,233	29,498
Atmel Corp.* (Semiconductors)	11,571	84,237
Atmos Energy Corp. (Gas)	2,436	107,842
Atwood Oceanics, Inc.* (Oil & Gas)	1,624	86,283
Avnet, Inc. (Electronics)	3,654	145,064
Bally Technologies, Inc.* (Entertainment)	1,015	74,237
BancorpSouth, Inc. (Banks)	2,233	49,349
Bank of Hawaii Corp. (Banks)	1,218	70,620
BE Aerospace, Inc.* (Aerospace/Defense)	2,639	214,181
Big Lots, Inc.* (Retail)	1,624	59,049
Bill Barrett Corp.* (Oil & Gas)	1,421	39,319
BioMed Realty Trust, Inc. (REIT)	5,278	105,138
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	609	75,224
Black Hills Corp. (Electric)	1,218	61,777
Bob Evans Farms, Inc. (Retail)	812	46,357
BRE Properties, Inc. - Class A (REIT)	2,030	110,858
Brinker International, Inc. (Retail)	1,827	81,155
Broadridge Financial Solutions, Inc. (Software)	3,248	114,200
Brown & Brown, Inc. (Insurance)	3,248	103,709
Cabela’s, Inc.* (Retail)	1,218	72,252
Cabot Corp. (Chemicals)	1,624	75,695
Cadence Design Systems, Inc.* (Computers)	7,714	100,051
Camden Property Trust (REIT)	2,233	143,359
CARBO Ceramics, Inc. (Oil & Gas Services)	609	76,332
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,827	132,786
Carpenter Technology Corp. (Iron/Steel)	1,421	84,308
Carter’s, Inc. (Apparel)	1,624	112,300
Cathay Bancorp, Inc. (Banks)	2,030	49,999
CBOE Holdings, Inc. (Diversified Financial Services)	2,436	118,146
Charles River Laboratories International, Inc.* (Biotechnology)	1,421	69,927
Chico’s FAS, Inc. (Retail)	4,466	76,592
Church & Dwight, Inc. (Household Products/Wares)	3,857	251,284
Ciena Corp.* (Telecommunications)	2,842	66,132
Cimarex Energy Co. (Oil & Gas)	2,436	256,632
Cinemark Holdings, Inc. (Entertainment)	2,842	93,246
City National Corp. (Banks)	1,218	87,830
Clarcor, Inc. (Miscellaneous Manufacturing)	1,421	83,100
Clean Harbors, Inc.* (Environmental Control)	1,421	87,747
Cleco Corp. (Electric)	1,624	75,256
Commerce Bancshares, Inc. (Banks)	2,030	93,400
Commercial Metals Co. (Iron/Steel)	3,248	59,633
Community Health Systems, Inc. (Healthcare - Services)	2,639	115,140
CommVault Systems, Inc.* (Software)	1,218	95,101
Compass Minerals International, Inc. (Mining)	812	60,470
Compuware Corp. (Software)	5,887	62,873
Concur Technologies, Inc.* (Software)	1,218	127,403

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp. (Commercial Services)	2,842	$56,101
Con-way, Inc. (Transportation)	1,624	66,909
Copart, Inc.* (Retail)	3,045	98,140
CoreLogic, Inc.* (Commercial Services)	2,639	87,800
Corporate Office Properties Trust (REIT)	2,436	59,926
Corrections Corp. of America (REIT)	3,248	120,176
Covance, Inc.* (Healthcare - Services)	1,624	144,958
Crane Co. (Miscellaneous Manufacturing)	1,421	90,234
Cree, Inc.* (Semiconductors)	3,248	197,315
CST Brands, Inc. (Retail)	1,624	52,358
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,827	113,274
Cullen/Frost Bankers, Inc. (Banks)	1,421	100,593
Cypress Semiconductor Corp. (Semiconductors)	3,654	33,909
Cytec Industries, Inc. (Chemicals)	1,015	84,336
Dean Foods Co.* (Food)	2,639	51,461
Deckers Outdoor Corp.* (Apparel)	1,015	69,862
Deluxe Corp. (Commercial Services)	1,421	66,915
DeVry, Inc. (Commercial Services)	1,624	58,302
Dick’s Sporting Goods, Inc. (Retail)	2,842	151,223
Diebold, Inc. (Computers)	1,827	54,737
Domino’s Pizza, Inc. (Retail)	1,421	95,292
Domtar Corp. (Forest Products & Paper)	812	68,785
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,654	144,735
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,030	69,507
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,030	123,363
Dril-Quip, Inc.* (Oil & Gas Services)	1,015	119,181
DST Systems, Inc. (Computers)	812	68,833
Duke Realty Corp. (REIT)	8,932	148,003
Eagle Materials, Inc. (Building Materials)	1,421	106,589
East West Bancorp, Inc. (Banks)	3,654	123,103
Eaton Vance Corp. (Diversified Financial Services)	3,248	135,799
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,045	133,158
Energen Corp. (Oil & Gas)	2,030	158,990
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,624	159,331
Equinix, Inc.* (Internet)	1,421	229,463
Equity One, Inc. (REIT)	1,624	39,155
Essex Property Trust, Inc. (REIT)	1,015	163,415
Esterline Technologies Corp.* (Aerospace/Defense)	812	65,090
Everest Re Group, Ltd. (Insurance)	1,421	218,464
Exelis, Inc. (Aerospace/Defense)	5,075	83,687
Extra Space Storage, Inc. (REIT)	2,842	130,704
FactSet Research Systems, Inc. (Media)	1,015	110,574
Fair Isaac Corp. (Software)	1,015	58,139
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,451	43,724
Federal Realty Investment Trust (REIT)	1,827	189,276
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,639	71,570
Fidelity National Title Group, Inc. - Class A (Insurance)	6,699	188,577
First American Financial Corp. (Insurance)	2,842	73,494
First Horizon National Corp. (Banks)	6,496	69,182
First Niagara Financial Group, Inc. (Savings & Loans)	9,744	107,476
FirstMerit Corp. (Banks)	4,466	100,306
Flowers Foods, Inc. (Food)	4,872	123,456
Foot Locker, Inc. (Retail)	4,060	140,882
Fortune Brands Home & Security, Inc. (Building Materials)	4,466	192,395
FTI Consulting, Inc.* (Commercial Services)	1,015	41,189
Fulton Financial Corp. (Banks)	5,278	64,444
Gartner Group, Inc.* (Commercial Services)	2,639	155,569
GATX Corp. (Trucking & Leasing)	1,218	62,788
General Cable Corp. (Electrical Components & Equipment)	1,421	46,794
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,218	121,605
Gentex Corp. (Electronics)	3,857	113,550
Global Payments, Inc. (Commercial Services)	2,030	120,744
Graco, Inc. (Machinery - Diversified)	1,624	125,470
Granite Construction, Inc. (Engineering & Construction)	1,015	32,835
Great Plains Energy, Inc. (Electric)	4,263	99,925
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,654	229,508
Greenhill & Co., Inc. (Diversified Financial Services)	812	41,656
Greif, Inc. - Class A (Packaging & Containers)	812	43,434
GUESS?, Inc. (Retail)	1,624	50,750
Gulfport Energy Corp.* (Oil & Gas)	2,233	131,055
Hancock Holding Co. (Banks)	2,233	73,198
Hanesbrands, Inc. (Apparel)	2,639	179,769
Hanover Insurance Group, Inc. (Insurance)	1,218	71,302
Harris Teeter Supermarkets, Inc. (Food)	1,421	70,084
Harsco Corp. (Miscellaneous Manufacturing)	2,233	62,256
Hawaiian Electric Industries, Inc. (Electric)	2,639	70,118
HCC Insurance Holdings, Inc. (Insurance)	2,639	120,470
Health Management Associates, Inc.* - Class A (Healthcare - Services)	7,105	91,086
Health Net, Inc.* (Healthcare - Services)	2,233	67,883
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,639	62,439
Henry Schein, Inc.* (Healthcare - Products)	2,436	273,880
Herman Miller, Inc. (Office Furnishings)	1,624	49,272
Highwoods Properties, Inc. (REIT)	2,436	94,030
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,624	67,055

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hillshire Brands Co. (Food)	3,451	$113,296
HMS Holdings Corp.* (Commercial Services)	2,436	51,473
HNI Corp. (Office Furnishings)	1,218	47,319
HollyFrontier Corp. (Oil & Gas)	5,481	252,455
Hologic, Inc.* (Healthcare - Products)	7,308	163,626
Home Properties, Inc. (REIT)	1,624	97,943
Hospitality Properties Trust (REIT)	3,857	113,319
HSN, Inc. (Retail)	1,015	53,186
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,421	152,814
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,421	101,673
IDACORP, Inc. (Electric)	1,421	73,324
IDEX Corp. (Machinery - Diversified)	2,233	154,412
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,421	153,269
Informatica Corp.* (Software)	3,045	117,537
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	4,263	98,774
Ingredion, Inc. (Food)	2,030	133,493
Integrated Device Technology, Inc.* (Semiconductors)	3,654	38,879
InterDigital, Inc. (Telecommunications)	1,218	47,198
International Bancshares Corp. (Banks)	1,624	37,108
International Rectifier Corp.* (Semiconductors)	2,030	52,861
International Speedway Corp. - Class A (Entertainment)	812	26,561
Intersil Corp. - Class A (Semiconductors)	3,451	38,513
Intrepid Potash, Inc. (Chemicals)	1,421	21,102
Itron, Inc.* (Electronics)	1,015	43,310
ITT Corp. (Miscellaneous Manufacturing)	2,436	96,782
J.B. Hunt Transport Services, Inc. (Transportation)	2,436	182,773
Jack Henry & Associates, Inc. (Computers)	2,233	121,944
Janus Capital Group, Inc. (Diversified Financial Services)	4,060	40,072
Jarden Corp.* (Household Products/Wares)	3,248	179,809
JetBlue Airways Corp.* (Airlines)	5,887	41,739
John Wiley & Sons, Inc. (Media)	1,218	61,253
Jones Lang LaSalle, Inc. (Real Estate)	1,218	115,954
KB Home (Home Builders)	2,233	37,894
KBR, Inc. (Engineering & Construction)	4,060	140,232
Kemper Corp. (Insurance)	1,421	52,605
Kennametal, Inc. (Hand/Machine Tools)	2,030	93,380
Kilroy Realty Corp. (REIT)	2,233	118,706
Kirby Corp.* (Transportation)	1,624	143,708
Lamar Advertising Co.* - Class A (Advertising)	1,827	83,512
Lancaster Colony Corp. (Food)	609	50,541
Landstar System, Inc. (Transportation)	1,218	67,343
Leidos Holdings, Inc. (Commercial Services)	1,979	93,191
Lender Processing Services, Inc. (Commercial Services)	2,233	77,083
Lennox International, Inc. (Building Materials)	1,218	95,077
Lexmark International, Inc. - Class A (Computers)	1,624	57,733
Liberty Property Trust (REIT)	3,857	143,442
Life Time Fitness, Inc.* (Leisure Time)	1,015	46,101
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,218	62,898
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,233	154,613
LKQ Corp.* (Distribution/Wholesale)	8,120	268,204
Louisiana-Pacific Corp.* (Building Materials)	3,857	65,608
M.D.C. Holdings, Inc. (Home Builders)	1,015	29,628
Mack-Cali Realty Corp. (REIT)	2,436	50,084
Mallinckrodt PLC* (Pharmaceuticals)	1,624	68,224
Manpower, Inc. (Commercial Services)	2,233	174,397
ManTech International Corp. - Class A (Software)	609	17,015
Martin Marietta Materials (Building Materials)	1,218	119,473
Masimo Corp. (Healthcare - Products)	1,421	36,406
Matson, Inc. (Transportation)	1,218	32,996
Matthews International Corp. - Class A (Commercial Services)	812	32,967
MDU Resources Group, Inc. (Electric)	5,075	151,134
Mednax, Inc.* (Healthcare - Services)	1,421	154,917
Mentor Graphics Corp. (Computers)	2,639	58,269
Mercury General Corp. (Insurance)	1,015	47,258
Meredith Corp. (Media)	1,015	52,070
Mettler Toledo International, Inc.* (Electronics)	812	200,938
Micros Systems, Inc.* (Computers)	2,030	110,128
Mid-America Apartment Communities, Inc. (REIT)	2,030	134,792
Mine Safety Appliances Co. (Environmental Control)	812	39,106
Minerals Technologies, Inc. (Chemicals)	1,015	57,479
Mohawk Industries, Inc.* (Textiles)	1,624	215,050
MSC Industrial Direct Co. - Class A (Retail)	1,218	93,019
MSCI, Inc.* - Class A (Software)	3,248	132,421
Murphy USA, Inc.* (Oil & Gas)	1,218	49,426
National Fuel Gas Co. (Electric)	2,233	159,771
National Instruments Corp. (Electronics)	2,639	76,663
National Retail Properties, Inc. (REIT)	3,248	111,731
NCR Corp.* (Computers)	4,466	163,233
NeuStar, Inc.* - Class A (Telecommunications)	1,827	83,895
New York Community Bancorp (Savings & Loans)	11,977	194,147
NewMarket Corp. (Chemicals)	406	126,412
Nordson Corp. (Machinery - Diversified)	1,624	117,074
NV Energy, Inc. (Electric)	6,496	154,215
NVR, Inc.* (Home Builders)	203	186,216
Oceaneering International, Inc. (Oil & Gas Services)	3,045	261,504
Office Depot, Inc.* (Retail)	6,496	36,313

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OGE Energy Corp. (Electric)	5,481	$202,249
Oil States International, Inc.* (Oil & Gas Services)	1,421	154,363
Old Republic International Corp. (Insurance)	6,496	109,068
Olin Corp. (Chemicals)	2,233	50,265
OMEGA Healthcare Investors, Inc. (REIT)	3,248	107,964
Omnicare, Inc. (Pharmaceuticals)	2,842	156,737
Oshkosh Truck Corp.* (Auto Manufacturers)	2,436	115,929
Owens & Minor, Inc. (Distribution/Wholesale)	1,827	68,366
Packaging Corp. of America (Packaging & Containers)	2,639	164,357
Panera Bread Co.* - Class A (Retail)	812	128,231
Patterson-UTI Energy, Inc. (Oil & Gas)	4,060	98,496
Plantronics, Inc. (Telecommunications)	1,218	52,301
PNM Resources, Inc. (Electric)	2,233	53,413
Polaris Industries, Inc. (Leisure Time)	1,827	239,246
Polycom, Inc.* (Telecommunications)	4,669	48,558
Post Holdings, Inc.* (Food)	812	34,875
Potlatch Corp. (REIT)	1,015	41,442
Primerica, Inc. (Insurance)	1,421	61,032
Prosperity Bancshares, Inc. (Banks)	1,624	101,419
Protective Life Corp. (Insurance)	2,233	102,897
PTC, Inc.* (Software)	3,248	90,035
Questar Corp. (Gas)	4,872	115,272
R.R. Donnelley & Sons Co. (Commercial Services)	4,872	90,473
Rackspace Hosting, Inc.* (Internet)	3,045	155,995
Raymond James Financial Corp. (Diversified Financial Services)	3,451	157,538
Rayonier, Inc. (REIT)	3,451	162,266
Realty Income Corp. (REIT)	5,278	219,828
Regal-Beloit Corp. (Hand/Machine Tools)	1,218	89,316
Regency Centers Corp. (REIT)	2,436	125,844
Regis Corp. (Retail)	1,218	17,661
Reinsurance Group of America, Inc. (Insurance)	2,030	144,495
Reliance Steel & Aluminum Co. (Iron/Steel)	2,030	148,779
Rent-A-Center, Inc. (Commercial Services)	1,421	48,655
ResMed, Inc. (Healthcare - Products)	3,857	199,561
RF Micro Devices, Inc.* (Telecommunications)	7,714	40,499
Riverbed Technology, Inc.* (Computers)	4,466	66,186
Rock-Tenn Co. - Class A (Packaging & Containers)	2,030	217,230
Rollins, Inc. (Commercial Services)	1,827	50,498
Rosetta Resources, Inc.* (Oil & Gas)	1,624	97,343
Rovi Corp.* (Semiconductors)	2,842	47,632
Royal Gold, Inc. (Mining)	1,827	87,769
RPM, Inc. (Chemicals)	3,654	141,483
Saks, Inc.* (Retail)	2,842	45,444
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,624	116,522
Scholastic Corp. (Media)	609	17,472
Science Applications International Corp. (Commercial Services)	1,015	35,779
Scientific Games Corp.* - Class A (Entertainment)	1,421	25,976
SEI Investments Co. (Commercial Services)	3,857	128,014
Semtech Corp.* (Semiconductors)	1,827	56,838
Senior Housing Properties Trust (REIT)	5,075	125,048
Sensient Technologies Corp. (Chemicals)	1,421	74,077
Service Corp. International (Commercial Services)	5,684	102,369
Signature Bank* (Banks)	1,218	124,018
Signet Jewelers, Ltd. (Retail)	2,233	166,716
Silgan Holdings, Inc. (Packaging & Containers)	1,218	54,895
Silicon Laboratories, Inc.* (Semiconductors)	1,015	40,823
Skyworks Solutions, Inc.* (Semiconductors)	5,075	130,834
SL Green Realty Corp. (REIT)	2,436	230,372
SM Energy Co. (Oil & Gas)	1,827	161,890
Solarwinds, Inc.* (Software)	1,827	66,119
Solera Holdings, Inc. (Software)	1,827	102,714
Sonoco Products Co. (Packaging & Containers)	2,639	107,249
Sotheby’s - Class A (Commercial Services)	1,827	94,821
SPX Corp. (Miscellaneous Manufacturing)	1,218	110,485
StanCorp Financial Group, Inc. (Insurance)	1,218	71,740
Steel Dynamics, Inc. (Iron/Steel)	6,090	109,437
STERIS Corp. (Healthcare - Products)	1,624	73,389
SunEdison, Inc.* (Semiconductors)	6,496	60,413
Superior Energy Services, Inc.* (Oil & Gas Services)	4,263	114,376
SUPERVALU, Inc.* (Food)	5,278	37,104
SVB Financial Group* (Banks)	1,218	116,660
Synopsys, Inc.* (Computers)	4,263	155,386
Synovus Financial Corp. (Banks)	26,593	86,427
Taubman Centers, Inc. (REIT)	1,827	120,198
TCF Financial Corp. (Banks)	4,466	67,794
Tech Data Corp.* (Electronics)	1,015	52,841
Techne Corp. (Healthcare - Products)	812	70,961
Teleflex, Inc. (Healthcare - Products)	1,218	112,275
Telephone & Data Systems, Inc. (Telecommunications)	2,639	82,284
Tempur-Pedic International, Inc.* (Home Furnishings)	1,624	62,280
Terex Corp.* (Machinery - Construction & Mining)	3,045	106,423
The Brink’s Co. (Commercial Services)	1,218	38,245
The Cheesecake Factory, Inc. (Retail)	1,421	67,142
The Cooper Cos., Inc. (Healthcare - Products)	1,421	183,607
The Corporate Executive Board Co. (Commercial Services)	1,015	73,994
The New York Times Co. - Class A (Media)	3,451	47,727

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,218	$71,521
The Timken Co. (Metal Fabricate/Hardware)	2,233	117,925
The Valspar Corp. (Chemicals)	2,233	156,243
The Wendy’s Co. (Retail)	7,714	67,035
Thor Industries, Inc. (Home Builders)	1,218	70,656
Thoratec Corp.* (Healthcare - Products)	1,624	70,141
Tibco Software, Inc.* (Internet)	4,263	104,699
Tidewater, Inc. (Transportation)	1,421	85,573
Toll Brothers, Inc.* (Home Builders)	4,060	133,493
Tootsie Roll Industries, Inc. (Food)	609	19,488
Towers Watson & Co. - Class A (Commercial Services)	1,827	209,758
Tractor Supply Co. (Retail)	3,654	260,712
Trimble Navigation, Ltd.* (Electronics)	6,902	197,189
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,233	113,057
Triumph Group, Inc. (Aerospace/Defense)	1,421	101,815
Trustmark Corp. (Banks)	1,827	49,621
Tupperware Corp. (Household Products/Wares)	1,421	127,393
tw telecom, Inc.* (Telecommunications)	4,060	127,971
UDR, Inc. (REIT)	6,902	171,239
UGI Corp. (Gas)	3,045	125,971
Under Armour, Inc.* - Class A (Apparel)	2,233	181,208
Unit Corp.* (Oil & Gas)	1,218	62,617
United Natural Foods, Inc.* (Food)	1,421	101,530
United Rentals, Inc.* (Commercial Services)	2,639	170,453
United Therapeutics Corp.* (Biotechnology)	1,218	107,817
Universal Corp. (Agriculture)	609	32,295
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,436	196,244
URS Corp. (Engineering & Construction)	2,030	110,067
UTI Worldwide, Inc. (Transportation)	2,436	37,027
Valassis Communications, Inc. - Class A (Commercial Services)	1,015	27,770
Valley National Bancorp (Banks)	5,481	53,440
Valmont Industries, Inc. (Metal Fabricate/Hardware)	812	114,086
ValueClick, Inc.* (Internet)	1,827	35,097
VCA Antech, Inc.* (Pharmaceuticals)	2,436	69,304
Vectren Corp. (Gas)	2,233	77,976
VeriFone Systems, Inc.* (Software)	3,045	69,000
Vishay Intertechnology, Inc.* (Electronics)	3,654	44,835
W.R. Berkley Corp. (Insurance)	3,045	133,706
Wabtec Corp. (Machinery - Diversified)	2,639	172,037
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,436	150,423
Washington Federal, Inc. (Savings & Loans)	2,842	64,741
Waste Connections, Inc. (Environmental Control)	3,451	147,495
Watsco, Inc. (Distribution/Wholesale)	812	77,375
Webster Financial Corp. (Banks)	2,436	67,940
Weingarten Realty Investors (REIT)	3,045	96,618
WellCare Health Plans, Inc.* (Healthcare - Services)	1,218	81,216
Werner Enterprises, Inc. (Transportation)	1,218	28,209
Westamerica Bancorp (Banks)	812	41,802
Westar Energy, Inc. (Electric)	3,451	109,086
WEX, Inc.* (Commercial Services)	1,015	94,750
WGL Holdings, Inc. (Gas)	1,421	63,959
Whitewave Foods Co.* (Food)	4,669	93,427
Williams-Sonoma, Inc. (Retail)	2,436	127,744
Woodward, Inc. (Electronics)	1,624	65,106
World Fuel Services Corp. (Retail)	2,030	77,445
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,421	57,607
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	1,421	68,649
TOTAL COMMON STOCKS (Cost $26,253,110)		40,411,246

	Principal Amount
Repurchase Agreements(a)(b)(32.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $21,386,028	$21,386,000	21,386,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,386,000)		21,386,000

TOTAL INVESTMENT SECURITIES (Cost $47,639,110) - 94.4%		61,797,246
Net other assets (liabilities) - 5.6%		3,692,732

NET ASSETS - 100.0%		$65,489,978

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $9,810,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $13,505,100)	105	$608,290

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$20,808,275	$(56,587)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	16,453,835	(56,616)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	31,051,620	(121,225)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	8,754,017	(30,268)
		$(264,696)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$83,512	0.1%
Aerospace/Defense	553,175	0.8%
Agriculture	32,295	NM
Airlines	170,835	0.3%
Apparel	543,139	0.8%
Auto Manufacturers	115,929	0.2%
Banks	1,700,870	2.6%
Beverages	229,508	0.4%
Biotechnology	366,242	0.6%
Building Materials	579,143	0.9%
Chemicals	1,122,771	1.7%
Coal	67,591	0.1%
Commercial Services	2,646,198	4.1%
Computers	1,120,751	1.7%
Distribution/Wholesale	639,444	1.0%
Diversified Financial Services	995,766	1.5%
Electric	1,369,278	2.1%
Electrical Components & Equipment	481,360	0.7%
Electronics	939,496	1.4%
Engineering & Construction	373,453	0.6%
Entertainment	289,527	0.4%
Environmental Control	274,348	0.4%
Food	828,756	1.3%
Forest Products & Paper	68,785	0.1%
Gas	491,020	0.7%
Hand/Machine Tools	337,309	0.5%
Healthcare - Products	1,404,169	2.1%
Healthcare - Services	914,342	1.4%
Home Builders	457,887	0.7%
Home Furnishings	62,280	0.1%
Household Products/Wares	630,006	1.0%
Insurance	2,012,648	3.1%
Internet	598,822	0.9%
Investment Companies	51,948	0.1%
Iron/Steel	402,157	0.6%
Leisure Time	285,347	0.4%
Machinery - Construction & Mining	106,423	0.2%
Machinery - Diversified	779,855	1.2%
Media	402,923	0.6%
Metal Fabricate/Hardware	289,618	0.4%
Mining	148,239	0.2%
Miscellaneous Manufacturing	950,655	1.5%
Office Furnishings	96,591	0.1%
Oil & Gas	1,394,506	2.1%
Oil & Gas Services	911,559	1.4%
Packaging & Containers	587,165	0.9%
Pharmaceuticals	543,945	0.8%
Real Estate	161,020	0.2%
REIT	3,706,629	5.8%
Retail	2,470,463	3.8%
Savings & Loans	395,862	0.6%
Semiconductors	881,576	1.3%
Shipbuilding	101,673	0.2%
Software	1,488,810	2.3%
Telecommunications	586,970	0.9%
Textiles	215,050	0.3%
Transportation	766,142	1.2%
Trucking & Leasing	62,788	0.1%
Water	122,677	0.2%
Other **	25,078,732	38.3%
Total	$65,489,978	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (38.0%)
1-800-Flowers.com, Inc.* - Class A (Internet)	870	$4,724
1st United Bancorp, Inc. (Banks)	1,015	7,755
8x8, Inc.* (Telecommunications)	1,740	19,940
A.H. Belo Corp. - Class A (Media)	2,175	29,863
AAON, Inc. (Building Materials)	580	15,666
AAR Corp. (Aerospace/Defense)	870	25,474
Abaxis, Inc. (Healthcare - Products)	435	15,543
ABIOMED, Inc.* (Healthcare - Products)	870	20,863
ABM Industries, Inc. (Commercial Services)	1,160	31,912
Abraxas Petroleum Corp.* (Oil & Gas)	2,900	8,381
Acacia Research Corp. (Commercial Services)	1,015	15,316
Acadia Healthcare Co., Inc.* (Healthcare - Services)	725	31,437
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,450	32,958
Acadia Realty Trust (REIT)	1,160	30,937
Accelrys, Inc.* (Software)	1,450	13,558
Acco Brands Corp.* (Household Products/Wares)	2,610	15,269
Accretive Health, Inc.* (Commercial Services)	1,450	11,977
Accuray, Inc.* (Healthcare - Products)	1,885	12,724
Accuride Corp.* (Auto Parts & Equipment)	1,305	5,873
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	725	4,872
Aceto Corp. (Chemicals)	725	11,564
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	2,175	5,459
ACI Worldwide, Inc.* (Software)	870	47,954
Acorda Therapeutics, Inc.* (Biotechnology)	870	26,631
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,450	54,462
Actuate Corp.* (Software)	1,305	10,453
Acuity Brands, Inc. (Electrical Components & Equipment)	870	87,444
Acxiom Corp.* (Software)	1,595	53,002
ADTRAN, Inc. (Telecommunications)	1,305	30,641
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	870	18,166
Advent Software, Inc. (Software)	725	24,324
Advisory Board Co.* (Commercial Services)	725	49,734
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	580	48,035
Aegion Corp.* (Engineering & Construction)	870	17,835
Aeroflex Holding Corp.* (Semiconductors)	725	5,619
Aeropostale, Inc.* (Retail)	1,740	16,165
Aerovironment, Inc.* (Aerospace/Defense)	435	11,793
AFC Enterprises, Inc.* (Retail)	580	25,856
Affymetrix, Inc.* (Healthcare - Products)	2,030	14,352
AG Mortgage Investment Trust, Inc. (REIT)	725	11,847
AH Belo Corp. - Class A (Media)	725	5,829
Air Methods Corp. (Healthcare - Services)	870	38,036
Air Transport Services Group, Inc.* (Transportation)	1,450	10,498
Aircastle, Ltd. (Diversified Financial Services)	1,450	27,362
AK Steel Holding Corp.* (Iron/Steel)	3,480	15,312
Akorn, Inc.* (Pharmaceuticals)	1,305	26,674
Albany International Corp. - Class A (Machinery - Diversified)	580	21,350
Albany Molecular Research, Inc.* (Commercial Services)	725	9,498
Alexander & Baldwin, Inc.* (Real Estate)	870	32,190
Align Technology, Inc.* (Healthcare - Products)	1,450	82,736
ALLETE, Inc. (Electric)	870	43,961
Alliance One International, Inc.* (Agriculture)	2,465	7,321
Allied Nevada Gold Corp.* (Mining)	2,465	10,057
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,160	66,827
ALON USA Energy, Inc. (Oil & Gas)	580	7,006
Alpha Natural Resources, Inc.* (Coal)	4,785	33,495
Alphatec Holdings, Inc.* (Healthcare - Products)	2,465	4,486
Altisource Residential Corp. (Diversified Financial Services)	580	15,411
Altra Holdings, Inc. (Machinery - Diversified)	580	17,615
AMAG Pharmaceuticals, Inc.* (Biotechnology)	580	15,648
Ambac Financial Group, Inc.* (Insurance)	1,015	20,493
Ambarella, Inc.* (Semiconductors)	580	11,919
AMCOL International Corp. (Mining)	580	18,606
Amedisys, Inc.* (Healthcare - Services)	870	14,164
Ameresco, Inc.* (Electric)	725	7,584
American Apparel, Inc.* (Apparel)	2,465	3,303
American Assets Trust, Inc. (REIT)	725	24,135
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,450	26,985
American Capital Mortgage Investment Corp. (REIT)	1,305	24,939
American Equity Investment Life Holding Co. (Insurance)	1,450	30,218
American Realty Capital Properties, Inc. (REIT)	3,190	42,331
American Software, Inc. - Class A (Software)	725	6,344
American States Water Co. (Water)	870	24,778
American Superconductor Corp.* (Electrical Components & Equipment)	2,030	4,425
American Vanguard Corp. (Chemicals)	725	18,923
Ameris Bancorp* (Banks)	580	10,614
Amicus Therapeutics, Inc.* (Pharmaceuticals)	1,740	3,689
Amkor Technology, Inc.* (Semiconductors)	1,885	10,009
AMN Healthcare Services, Inc.* (Commercial Services)	1,160	14,384
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,015	8,973

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmSurg Corp.* (Healthcare - Services)	725	$31,095
AmTrust Financial Services, Inc. (Insurance)	580	22,249
Amyris, Inc.* (Energy - Alternate Sources)	1,450	3,654
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,015	13,205
ANADIGICS, Inc.* (Semiconductors)	2,755	5,565
Angie’s List, Inc.* (Internet)	870	12,258
AngioDynamics, Inc.* (Healthcare - Products)	725	11,397
Anixter International, Inc.* (Telecommunications)	580	49,584
ANN, Inc.* (Retail)	1,015	35,890
Antares Pharma, Inc.* (Pharmaceuticals)	2,900	11,600
Anworth Mortgage Asset Corp. (REIT)	3,335	16,375
API Technologies Corp.* (Aerospace/Defense)	1,595	4,657
Apogee Enterprises, Inc. (Building Materials)	725	22,678
Apollo Commercial Real Estate Finance, Inc. (REIT)	870	14,016
Apollo Investment Corp. (Investment Companies)	4,785	40,816
Apollo Residential Mortgage, Inc. (REIT)	725	10,919
Applied Industrial Technologies, Inc. (Machinery - Diversified)	870	41,160
Applied Micro Circuits Corp.* (Semiconductors)	1,595	18,598
Approach Resources, Inc.* (Oil & Gas)	725	20,409
Arabian American Development Co.* (Oil & Gas)	725	6,598
ARC Document Solutions, Inc.* (Commercial Services)	1,450	9,048
Arch Coal, Inc. (Coal)	4,930	20,903
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,640	20,370
Argo Group International Holdings, Ltd. (Insurance)	580	24,348
Arkansas Best Corp. (Transportation)	580	15,875
Armada Hoffler Properties, Inc. (REIT)	580	5,580
ARMOUR Residential REIT, Inc. (REIT)	7,975	32,857
ArQule, Inc.* (Biotechnology)	2,320	5,220
Array BioPharma, Inc.* (Pharmaceuticals)	2,900	14,558
ARRIS Group, Inc.* (Telecommunications)	2,465	44,025
ArthroCare Corp.* (Healthcare - Products)	580	21,715
Aruba Networks, Inc.* (Telecommunications)	2,465	46,243
Asbury Automotive Group, Inc.* (Retail)	725	34,836
Ashford Hospitality Trust (REIT)	1,305	17,043
Aspen Technology, Inc.* (Software)	1,885	72,064
Associated Estates Realty Corp. (REIT)	1,160	17,794
Astec Industries, Inc. (Machinery - Construction & Mining)	435	14,707
Astoria Financial Corp. (Savings & Loans)	2,030	26,815
athenahealth, Inc.* (Software)	725	96,795
Atlantic Power Corp. (Electric)	3,045	13,672
Atlas Air Worldwide Holdings, Inc.* (Transportation)	580	21,477
ATMI, Inc.* (Semiconductors)	725	19,822
Atricure, Inc.* (Healthcare - Products)	725	10,041
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,160	19,964
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,480	14,094
Aveo Phamaceuticals, Inc.* (Commercial Services)	2,030	4,202
AVG Technologies N.V.* (Software)	580	11,658
Aviat Networks, Inc.* (Telecommunications)	2,175	4,481
Avid Technology, Inc.* (Software)	1,015	7,562
Avista Corp. (Electric)	1,305	36,266
Axcelis Technologies, Inc.* (Semiconductors)	3,625	7,866
Axiall Corp. (Chemicals)	1,450	56,390
AZZ, Inc. (Miscellaneous Manufacturing)	580	26,042
B&G Foods, Inc. - Class A (Food)	1,160	39,266
Balchem Corp. (Chemicals)	580	33,211
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	725	19,017
Bancorp, Inc.* (Banks)	870	14,068
BancorpSouth, Inc. (Banks)	2,030	44,863
Bank Mutual Corp. (Savings & Loans)	1,305	8,300
Bank of the Ozarks, Inc. (Banks)	725	35,873
BankFinancial Corp. (Savings & Loans)	725	6,735
Bankrate, Inc.* (Internet)	1,160	19,534
Banner Corp. (Banks)	435	16,643
Barnes & Noble, Inc.* (Retail)	1,015	14,342
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,160	41,226
Basic Energy Services, Inc.* (Oil & Gas Services)	870	12,763
Bazaarvoice, Inc.* (Internet)	1,160	10,881
BBCN Bancorp, Inc. (Banks)	1,740	25,803
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,015	35,231
Beazer Homes USA, Inc.* (Home Builders)	580	10,539
bebe Stores, Inc. (Retail)	1,160	6,995
Belden, Inc. (Electrical Components & Equipment)	870	58,516
Benchmark Electronics, Inc.* (Electronics)	1,160	26,367
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	870	8,483
Berkshire Hills Bancorp, Inc. (Savings & Loans)	580	14,715
Berry Petroleum Co. - Class A (Oil & Gas)	1,160	55,390
Berry Plastics Group, Inc.* (Packaging & Containers)	1,160	23,293
BGC Partners, Inc. - Class A (Diversified Financial Services)	2,900	15,428
Bill Barrett Corp.* (Oil & Gas)	1,015	28,085
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	1,305	6,851
BIOLASE, Inc.* (Healthcare - Products)	1,305	2,440

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	580	$18,798
BioScrip, Inc.* (Pharmaceuticals)	1,305	9,148
Biotime, Inc.* (Biotechnology)	1,450	5,264
BJ’s Restaurants, Inc.* (Retail)	580	15,695
Black Diamond, Inc.* (Leisure Time)	725	10,810
Black Hills Corp. (Electric)	870	44,126
Blackbaud, Inc. (Software)	1,015	36,540
BlackRock Kelso Capital Corp. (Investment Companies)	1,740	16,339
Bloomin Brands, Inc.* (Retail)	1,160	29,035
Blount International, Inc.* (Miscellaneous Manufacturing)	1,160	14,129
Blucora, Inc.* (Internet)	1,015	23,984
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	1,885	3,506
Bob Evans Farms, Inc. (Retail)	580	33,112
Boingo Wireless, Inc.* (Internet)	725	4,916
Bonanza Creek Energy, Inc.* (Oil & Gas)	580	29,313
Boston Private Financial Holdings, Inc. (Banks)	1,740	19,819
Bottomline Technologies, Inc.* (Software)	870	27,335
Boulder Brands, Inc.* (Food)	1,450	23,766
Boyd Gaming Corp.* (Lodging)	1,305	13,781
BPZ Resources, Inc.* (Oil & Gas)	3,770	7,578
Brady Corp. - Class A (Electronics)	1,015	29,628
Bravo Brio Restaurant Group, Inc.* (Retail)	580	8,659
Briggs & Stratton Corp. (Machinery - Diversified)	1,015	18,615
Brightcove, Inc.* (Internet)	870	13,285
Bristow Group, Inc. (Transportation)	725	58,341
BroadSoft, Inc.* (Internet)	580	18,978
Brookline Bancorp, Inc. (Savings & Loans)	1,740	15,434
Brooks Automation, Inc. (Semiconductors)	1,595	15,376
Brown Shoe Co., Inc. (Retail)	1,015	22,777
Brunswick Corp. (Leisure Time)	1,885	85,071
Buffalo Wild Wings, Inc.* (Retail)	435	62,022
Builders FirstSource, Inc.* (Building Materials)	1,305	9,670
C&J Energy Services, Inc.* (Oil & Gas Services)	1,015	23,386
Cabot Microelectronics Corp.* (Semiconductors)	580	23,716
CACI International, Inc.* - Class A (Computers)	435	31,311
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	1,595	7,863
Caesars Entertainment Corp.* (Lodging)	870	15,155
Cal Dive International, Inc.* (Oil & Gas Services)	3,190	6,284
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	580	5,696
Calamp Corp.* (Telecommunications)	870	20,471
Calgon Carbon Corp.* (Environmental Control)	1,160	23,142
California Water Service Group (Water)	1,015	22,127
Calix, Inc.* (Telecommunications)	1,015	10,323
Callaway Golf Co. (Leisure Time)	1,740	14,668
Callidus Software, Inc.* (Software)	1,160	12,006
Callon Petroleum Co.* (Oil & Gas)	1,595	10,894
Cambrex Corp.* (Biotechnology)	725	12,195
Campus Crest Communities, Inc. (REIT)	1,450	14,515
Cantel Medical Corp. (Healthcare - Products)	580	20,358
Capital Bank Financial Corp.* - Class A (Banks)	580	12,888
Capital Lease Funding, Inc. (REIT)	2,030	17,255
Capital Senior Living Corp.* (Healthcare - Services)	725	16,081
Capitol Federal Financial, Inc. (Savings & Loans)	3,190	40,416
Capstead Mortgage Corp. (REIT)	2,030	24,015
Capstone Turbine Corp.* (Electrical Components & Equipment)	8,265	10,497
CARBO Ceramics, Inc. (Oil & Gas Services)	435	54,522
Cardinal Financial Corp. (Banks)	725	11,963
Cardiovascular System, Inc.* (Healthcare - Products)	580	17,603
Cardtronics, Inc.* (Commercial Services)	1,015	39,839
Career Education Corp.* (Commercial Services)	2,030	11,124
Carrizo Oil & Gas, Inc.* (Oil & Gas)	870	38,141
Carrols Restaurant Group, Inc.* (Retail)	870	5,046
Casella Waste System, Inc.* - Class A (Environmental Control)	1,450	8,570
Casey’s General Stores, Inc. (Retail)	725	52,838
Cash America International, Inc. (Retail)	580	22,881
Cathay Bancorp, Inc. (Banks)	1,740	42,856
Cavium, Inc.* (Semiconductors)	1,015	40,914
Cbeyond, Inc.* (Telecommunications)	870	5,603
CBIZ, Inc.* (Commercial Services)	1,160	9,466
Cedar Realty Trust, Inc. (REIT)	1,885	10,763
Celadon Group, Inc. (Transportation)	580	10,753
Cell Therapeutics, Inc.* (Biotechnology)	4,640	8,166
Celldex Therapeutics, Inc.* (Biotechnology)	1,740	39,862
Centene Corp.* (Healthcare - Services)	1,160	65,145
Centerstate Banks, Inc. (Banks)	870	8,578
Central European Media Enterprises, Ltd.* - Class A (Media)	2,320	7,122
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,160	8,538
Central Pacific Financial Corp. (Banks)	580	10,684
Century Aluminum Co.* (Mining)	1,305	11,327
Cenveo, Inc.* (Commercial Services)	2,320	7,285
Cepheid, Inc.* (Healthcare - Products)	1,450	59,044
Cerus Corp.* (Healthcare - Products)	2,030	12,809
CEVA, Inc.* (Semiconductors)	580	8,311
Chambers Street Properties (REIT)	5,220	48,703
Chart Industries, Inc.* (Machinery - Diversified)	580	62,333
Charter Financial Corp. (Savings & Loans)	725	7,859
Checkpoint Systems, Inc.* (Electronics)	1,015	17,275

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chelsea Therapeutics International, Ltd.* (Biotechnology)	2,465	$6,976
Chemed Corp. (Commercial Services)	435	29,502
Chemical Financial Corp. (Banks)	580	16,988
Chemocentryx, Inc.* (Pharmaceuticals)	725	3,589
Chemtura Corp.* (Chemicals)	2,030	49,735
Chesapeake Lodging Trust (REIT)	1,015	23,924
Chiquita Brands International, Inc.* (Food)	1,160	12,006
Christopher & Banks Corp.* (Retail)	1,160	6,693
CIBER, Inc.* (Computers)	2,175	7,069
Ciena Corp.* (Telecommunications)	2,175	50,612
Cincinnati Bell, Inc.* (Telecommunications)	4,930	14,100
Cirrus Logic, Inc.* (Semiconductors)	1,450	32,524
Citizens, Inc.* (Insurance)	1,305	10,962
Clarcor, Inc. (Miscellaneous Manufacturing)	1,015	59,356
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,595	18,166
Clearwater Paper Corp.* (Forest Products & Paper)	435	22,716
Cleco Corp. (Electric)	1,305	60,473
Cloud Peak Energy, Inc.* (Coal)	1,305	20,371
CNO Financial Group, Inc. (Insurance)	4,495	70,032
CoBiz Financial, Inc. (Banks)	1,015	11,013
Coeur d’Alene Mines Corp.* (Mining)	2,175	26,557
Cogent Communications Group, Inc. (Internet)	1,015	35,657
Cognex Corp. (Machinery - Diversified)	1,740	54,375
Cohen & Steers, Inc. (Diversified Financial Services)	435	16,687
Coherent, Inc. (Electronics)	580	38,390
Cohu, Inc. (Semiconductors)	725	6,931
Colony Financial, Inc. (REIT)	1,450	29,334
Columbia Banking System, Inc. (Banks)	1,160	29,800
Columbus McKinnon Corp.* (Machinery - Diversified)	435	11,314
Comfort Systems USA, Inc. (Building Materials)	870	16,208
Commercial Metals Co. (Iron/Steel)	2,465	45,258
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	870	6,847
Community Bank System, Inc. (Banks)	870	31,590
CommVault Systems, Inc.* (Software)	1,015	79,251
comScore, Inc.* (Internet)	870	23,246
Comstock Resources, Inc. (Oil & Gas)	1,160	19,848
Comverse, Inc.* (Telecommunications)	580	18,316
CONMED Corp. (Healthcare - Products)	580	21,037
Conn’s, Inc.* (Retail)	435	26,291
Consolidated Communications Holdings, Inc. (Telecommunications)	870	16,208
Constant Contact, Inc.* (Internet)	725	18,785
Convergys Corp. (Commercial Services)	2,175	42,935
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,305	33,943
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,465	4,166
CoreSite Realty Corp. (REIT)	435	14,111
Corinthian Colleges, Inc.* (Commercial Services)	2,755	5,896
Cornerstone OnDemand, Inc.* (Software)	870	41,212
Coronado Biosciences, Inc.* (Biotechnology)	725	1,211
CoStar Group, Inc.* (Commercial Services)	580	102,653
Cousins Properties, Inc. (REIT)	2,320	26,286
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,755	10,937
Cracker Barrel Old Country Store, Inc. (Retail)	435	47,793
Crawford & Co. (Insurance)	1,015	11,155
Cray, Inc.* (Computers)	870	19,453
Crocs, Inc.* (Apparel)	1,885	22,959
Cross Country Healthcare, Inc.* (Commercial Services)	1,015	6,029
Crosstex Energy, Inc. (Pipelines)	1,015	31,150
Crown Media Holdings, Inc.* (Media)	1,740	5,777
CryoLife, Inc. (Healthcare - Products)	1,015	9,125
CSG Systems International, Inc. (Software)	725	20,199
CTS Corp. (Electronics)	870	16,199
CubeSmart (REIT)	2,755	50,333
Cubic Corp. (Aerospace/Defense)	435	22,838
Cumulus Media, Inc.* - Class A (Media)	2,320	13,875
Curis, Inc.* (Biotechnology)	2,465	9,835
Curtiss-Wright Corp. (Aerospace/Defense)	1,015	50,527
Customers Bancorp, Inc.* (Banks)	580	9,715
CVB Financial Corp. (Banks)	2,030	29,515
Cyberonics, Inc.* (Healthcare - Products)	580	33,501
Cynosure, Inc.* - Class A (Healthcare - Products)	435	9,400
Cypress Semiconductor Corp. (Semiconductors)	3,190	29,603
CyrusOne, Inc. (Internet)	580	11,304
CYS Investments, Inc. (REIT)	3,770	32,007
Cytokinetics, Inc.* (Biotechnology)	725	4,357
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,465	5,078
Daktronics, Inc. (Electronics)	1,015	12,139
Dana Holding Corp. (Auto Parts & Equipment)	3,045	59,681
Darling International, Inc.* (Environmental Control)	2,465	57,361
DCT Industrial Trust, Inc. (REIT)	6,090	47,198
DealerTrack Holdings, Inc.* (Internet)	870	32,451
Delek US Holdings, Inc. (Oil & Gas)	870	22,229
Deluxe Corp. (Commercial Services)	1,015	47,795
Demand Media, Inc.* (Media)	1,160	5,545
Dendreon Corp.* (Biotechnology)	3,770	9,689
Denny’s Corp.* (Retail)	2,320	14,732
DepoMed, Inc.* (Pharmaceuticals)	1,595	11,484
Destination XL Group, Inc.* (Retail)	1,305	9,070
Dexcom, Inc.* (Healthcare - Products)	1,450	41,659
DFC Global Corp.* (Commercial Services)	1,015	12,282
Diamond Foods, Inc.* (Food)	580	14,158

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DiamondRock Hospitality Co. (REIT)	4,060	$46,243
Dice Holdings, Inc.* (Internet)	1,015	7,491
Digi International, Inc.* (Software)	725	7,308
Digital Generation, Inc.* (Media)	870	11,006
Digital River, Inc.* (Internet)	870	15,521
DigitalGlobe, Inc.* (Telecommunications)	1,595	50,752
Dime Community Bancshares, Inc. (Savings & Loans)	725	11,861
Diodes, Inc.* (Semiconductors)	870	21,071
Dole Food Co., Inc.* (Food)	1,160	15,718
Doral Financial Corp.* (Diversified Financial Services)	145	2,451
Dorman Products, Inc. (Auto Parts & Equipment)	580	28,193
Douglas Dynamics, Inc. (Auto Parts & Equipment)	580	8,799
Drew Industries, Inc. (Building Materials)	580	29,151
DSP Group, Inc.* (Semiconductors)	725	5,401
DuPont Fabros Technology, Inc. (REIT)	1,305	32,429
Dyax Corp.* (Pharmaceuticals)	2,900	23,838
Dycom Industries, Inc.* (Engineering & Construction)	725	21,496
Dynavax Technologies Corp.* (Biotechnology)	6,090	7,491
Dynegy, Inc.* (Electric)	2,030	39,443
Dynex Capital, Inc. (REIT)	1,305	11,275
E.W. Scripps Co.* - Class A (Media)	725	14,370
Eagle Bancorp, Inc.* (Banks)	580	15,341
EarthLink, Inc. (Internet)	2,465	12,473
EastGroup Properties, Inc. (REIT)	580	36,923
Ebix, Inc. (Software)	870	9,901
Education Management Corp.* (Commercial Services)	870	13,311
Education Realty Trust, Inc. (REIT)	2,465	22,530
eHealth, Inc.* (Insurance)	435	18,540
El Paso Electric Co. (Electric)	870	30,598
Electro Rent Corp. (Commercial Services)	580	10,521
Electro Scientific Industries, Inc. (Electronics)	725	8,686
Electronics for Imaging, Inc.* (Computers)	1,015	34,825
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	580	20,990
Ellie Mae, Inc.* (Diversified Financial Services)	580	16,762
EMCOR Group, Inc. (Engineering & Construction)	1,450	53,736
Emerald Oil, Inc.* (Oil & Gas)	1,160	10,092
Emergent Biosolutions, Inc.* (Biotechnology)	725	14,159
Emeritus Corp.* (Healthcare - Services)	870	16,669
Empire District Electric Co. (Electric)	1,015	22,827
Employers Holdings, Inc. (Insurance)	725	21,801
Emulex Corp.* (Semiconductors)	2,175	16,378
Encore Capital Group, Inc.* (Diversified Financial Services)	580	28,333
Encore Wire Corp. (Electrical Components & Equipment)	435	21,546
Endeavour International Corp.* (Oil & Gas)	1,740	10,336
Endocyte, Inc.* (Pharmaceuticals)	725	7,562
Endologix, Inc.* (Healthcare - Products)	1,450	26,202
Energy Recovery, Inc.* (Environmental Control)	1,450	8,468
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,740	50,563
EnerNOC, Inc.* (Electric)	725	12,057
EnerSys (Electrical Components & Equipment)	1,015	67,345
Ennis, Inc. (Commercial Services)	725	12,869
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	435	25,956
Entegris, Inc.* (Semiconductors)	3,045	31,516
Entercom Communications Corp.* - Class A (Media)	725	6,358
Entravision Communications Corp. - Class A (Media)	1,450	9,773
Entropic Communications, Inc.* (Semiconductors)	2,320	9,930
Envestnet, Inc.* (Software)	580	21,054
Enzon Pharmaceuticals, Inc. (Biotechnology)	2,320	3,434
EPAM Systems, Inc.* (Software)	580	21,733
EPIQ Systems, Inc. (Software)	870	13,015
EPL Oil & Gas, Inc.* (Oil & Gas)	725	23,113
EPR Properties (REIT)	1,015	52,140
Equal Energy, Ltd. (Oil & Gas)	1,305	6,186
Equity One, Inc. (REIT)	1,305	31,464
Era Group, Inc.* (Transportation)	435	13,746
ESCO Technologies, Inc. (Electronics)	580	20,926
Esterline Technologies Corp.* (Aerospace/Defense)	580	46,493
Ethan Allen Interiors, Inc. (Home Furnishings)	580	15,451
Euronet Worldwide, Inc.* (Commercial Services)	1,015	44,051
EverBank Financial Corp. (Savings & Loans)	1,740	26,309
Evercore Partners, Inc. - Class A (Diversified Financial Services)	725	36,591
EVERTEC, Inc. (Commercial Services)	725	17,009
Exact Sciences Corp.* (Biotechnology)	1,450	15,979
ExamWorks Group, Inc.* (Commercial Services)	725	18,741
Exar Corp.* (Semiconductors)	1,015	11,703
Excel Trust, Inc. (REIT)	1,160	14,013
EXCO Resources, Inc. (Oil & Gas)	3,045	16,473
Exelixis, Inc.* (Biotechnology)	4,205	20,731
ExlService Holdings, Inc.* (Commercial Services)	725	20,960
Express, Inc.* (Retail)	1,740	40,384
Exterran Holdings, Inc.* (Oil & Gas Services)	1,160	33,118
Extreme Networks, Inc.* (Telecommunications)	2,610	13,990
EZCORP, Inc.* - Class A (Retail)	1,160	18,247
F.N.B. Corp. (Banks)	3,045	38,093

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fabrinet* (Miscellaneous Manufacturing)	725	$12,137
Fair Isaac Corp. (Software)	725	41,528
Fairpoint Communications, Inc.* (Telecommunications)	725	6,772
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,450	19,851
FEI Co. (Electronics)	725	64,584
FelCor Lodging Trust, Inc.* (REIT)	2,900	19,488
Female Health Co. (Healthcare - Products)	725	6,902
Ferro Corp.* (Chemicals)	1,740	22,324
Fiesta Restaurant Group, Inc.* (Retail)	435	18,440
Fifth & Pacific Cos., Inc.* (Retail)	2,465	65,297
Fifth Street Finance Corp. (Investment Companies)	2,610	26,622
Financial Engines, Inc. (Diversified Financial Services)	1,015	56,707
Finisar Corp.* (Telecommunications)	2,030	46,709
First American Financial Corp. (Insurance)	2,175	56,245
First Bancorp (Banks)	580	8,688
First Bancorp* (Banks)	1,740	9,657
First Busey Corp. (Banks)	2,030	10,495
First Cash Financial Services, Inc.* (Retail)	580	35,084
First Commonwealth Financial Corp. (Banks)	2,320	20,161
First Financial Bancorp (Banks)	1,305	20,254
First Financial Bankshares, Inc. (Banks)	725	44,595
First Industrial Realty Trust, Inc. (REIT)	2,320	41,922
First Merchants Corp. (Banks)	725	13,630
First Midwest Bancorp, Inc. (Banks)	1,595	26,525
First Potomac Realty Trust (REIT)	1,305	16,038
First Security Group, Inc.* (Banks)	2,465	5,004
FirstMerit Corp. (Banks)	3,335	74,903
Five Below, Inc.* (Retail)	725	34,989
Five Star Quality Care, Inc.* (Healthcare - Services)	1,305	6,616
Flagstar BanCorp, Inc.* (Savings & Loans)	580	9,402
Flotek Industries, Inc.* (Oil & Gas Services)	1,160	24,801
Flow International Corp.* (Machinery - Diversified)	1,595	6,364
Fluidigm Corp.* (Electronics)	580	18,270
Flushing Financial Corp. (Savings & Loans)	725	14,565
Forest Oil Corp.* (Oil & Gas)	3,045	14,433
Forestar Group, Inc.* (Real Estate)	870	19,427
FormFactor, Inc.* (Semiconductors)	1,450	7,569
Forum Energy Technologies, Inc.* (Oil & Gas Services)	870	25,456
Forward Air Corp. (Transportation)	725	29,348
Francesca’s Holdings Corp.* (Retail)	1,015	18,260
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,015	38,418
Franklin Street Properties Corp. (REIT)	2,030	26,796
Fred’s, Inc. - Class A (Retail)	870	14,094
Fresh Del Monte Produce, Inc. (Food)	870	23,133
Frontline, Ltd.* (Transportation)	2,465	5,226
FTI Consulting, Inc.* (Commercial Services)	870	35,305
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	5,075	6,801
Fuller (H.B.) Co. (Chemicals)	1,015	48,588
Furmanite Corp.* (Metal Fabricate/Hardware)	1,160	13,050
Fusion-IO, Inc.* (Computers)	1,740	18,705
FutureFuel Corp. (Energy - Alternate Sources)	580	10,098
FX Energy, Inc.* (Oil & Gas)	1,885	6,560
FXCM, Inc. (Diversified Financial Services)	870	14,259
G & K Services, Inc. - Class A (Textiles)	435	27,144
Galena Biopharma, Inc.* (Biotechnology)	2,900	6,467
GasLog, Ltd. (Transportation)	725	10,788
Gastar Exploration, Ltd.* (Oil & Gas)	2,175	9,396
GenCorp, Inc.* (Aerospace/Defense)	1,305	21,924
Generac Holdings, Inc. (Electrical Components & Equipment)	1,015	50,090
General Cable Corp. (Electrical Components & Equipment)	1,015	33,424
General Communication, Inc.* - Class A (Telecommunications)	1,015	9,653
General Moly, Inc.* (Mining)	2,610	4,280
Genesco, Inc.* (Retail)	580	39,504
GenMark Diagnostics, Inc.* (Healthcare - Products)	870	10,527
Gentherm, Inc.* (Auto Parts & Equipment)	870	20,315
Gentiva Health Services, Inc.* (Healthcare - Services)	870	9,962
Geron Corp.* (Biotechnology)	4,350	17,183
Getty Realty Corp. (REIT)	580	11,124
GFI Group, Inc. (Diversified Financial Services)	2,030	7,044
Gibraltar Industries, Inc.* (Building Materials)	725	11,607
Glacier Bancorp, Inc. (Banks)	1,595	44,070
Gladstone Capital Corp. (Investment Companies)	725	6,395
Gladstone Investment Corp. (Private Equity)	870	6,151
Glatfelter (Forest Products & Paper)	1,015	26,593
Glimcher Realty Trust (REIT)	3,045	31,211
Global Cash Access Holdings, Inc.* (Commercial Services)	1,740	14,442
Global Eagle Entertainment, Inc.* (Internet)	725	7,381
Global Geophysical Services* (Oil & Gas Services)	1,015	2,426
Global Sources, Ltd.* (Internet)	725	5,430
Globe Specialty Metals, Inc. (Mining)	1,450	25,433
Globecomm Systems, Inc.* (Telecommunications)	725	10,172
Globus Med, Inc.* - Class A (Healthcare - Products)	1,160	22,272
Glu Mobile, Inc.* (Software)	2,320	7,888
Gold Resource Corp. (Mining)	1,015	5,268

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Golub Capital BDC, Inc. (Investment Companies)	870	$15,312
Goodrich Petroleum Corp.* (Oil & Gas)	725	16,958
Government Properties Income Trust (REIT)	1,160	28,362
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,610	23,229
Gramercy Property Trust, Inc.* (REIT)	1,740	7,952
Grand Canyon Education, Inc.* (Commercial Services)	1,015	47,979
Granite Construction, Inc. (Engineering & Construction)	870	28,145
Graphic Packaging Holding Co.* (Packaging & Containers)	4,495	37,758
Gray Television, Inc.* (Media)	1,305	11,027
Great Lakes Dredge & Dock Co. (Commercial Services)	1,450	11,774
Greatbatch, Inc.* (Healthcare - Products)	580	22,110
Green Dot Corp.* - Class A (Commercial Services)	580	12,447
Green Plains Renewable Energy (Energy - Alternate Sources)	725	11,694
Greenhill & Co., Inc. (Diversified Financial Services)	580	29,754
Greenlight Capital Re, Ltd.* - Class A (Insurance)	725	22,323
Griffon Corp. (Building Materials)	1,160	14,535
Group 1 Automotive, Inc. (Retail)	435	27,840
GSI Group, Inc.* (Electronics)	870	8,683
GSI Technology, Inc.* (Semiconductors)	870	6,107
GSV Capital Corp.* (Private Equity)	725	11,085
GT Advanced Technologies, Inc.* (Semiconductors)	3,045	22,837
GTx, Inc.* (Biotechnology)	870	1,488
Guidewire Software, Inc.* (Software)	870	44,126
GulfMark Offshore, Inc. - Class A (Transportation)	580	28,872
H&E Equipment Services, Inc.* (Commercial Services)	725	18,147
Hackett Group, Inc. (Commercial Services)	1,015	7,227
Haemonetics Corp.* (Healthcare - Products)	1,015	41,168
Halcon Resources Corp.* (Oil & Gas)	4,495	23,284
Halozyme Therapeutics, Inc.* (Biotechnology)	2,175	25,339
Hampton Roads Bankshares, Inc.* (Banks)	2,610	3,680
Hancock Holding Co. (Banks)	1,740	57,037
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	725	26,608
Hanmi Financial Corp. (Banks)	725	12,673
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,015	11,053
Harmonic, Inc.* (Telecommunications)	2,610	19,079
Harris Teeter Supermarkets, Inc. (Food)	1,015	50,060
Harte-Hanks, Inc. (Advertising)	1,160	9,245
Harvard Bioscience, Inc.* (Biotechnology)	1,015	5,978
Haverty Furniture Cos., Inc. (Retail)	435	12,097
Hawaiian Holdings, Inc.* (Airlines)	1,450	11,963
Headwaters, Inc.* (Building Materials)	1,740	15,190
Healthcare Realty Trust, Inc. (REIT)	1,885	45,259
Healthcare Services Group, Inc. (Commercial Services)	1,450	39,715
HealthSouth Corp. (Healthcare - Services)	1,740	61,091
HealthStream, Inc.* (Internet)	435	15,538
Healthways, Inc.* (Healthcare - Services)	870	8,378
Heartland Express, Inc. (Transportation)	1,160	16,658
Heartland Payment Systems, Inc. (Commercial Services)	725	29,326
Hecla Mining Co. (Mining)	7,540	23,525
HEICO Corp. (Aerospace/Defense)	1,450	77,690
Helen of Troy, Ltd.* (Household Products/Wares)	725	33,872
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,175	51,460
Hercules Offshore, Inc.* (Oil & Gas)	3,480	23,664
Hercules Technology Growth Capital, Inc. (Private Equity)	1,450	22,388
Heritage Commerce Corp. (Banks)	725	5,648
Heritage Oaks Bancorp* (Banks)	870	5,960
Herman Miller, Inc. (Office Furnishings)	1,305	39,594
Hersha Hospitality Trust (REIT)	4,495	25,487
HFF, Inc. - Class A (Real Estate)	725	17,799
Hibbett Sports, Inc.* (Retail)	580	33,831
Higher One Holdings, Inc.* (Diversified Financial Services)	870	6,917
Highwoods Properties, Inc. (REIT)	1,740	67,163
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,160	32,736
Hilltop Holdings, Inc.* (Insurance)	1,450	25,143
Hittite Microwave Corp.* (Semiconductors)	725	46,319
HMS Holdings Corp.* (Commercial Services)	1,885	39,830
HNI Corp. (Office Furnishings)	1,015	39,433
Home Bancshares, Inc. (Banks)	1,015	34,388
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,160	27,388
HomeTrust Bancshares, Inc.* (Savings & Loans)	580	9,367
Horace Mann Educators Corp. (Insurance)	870	24,099
Horizon Pharma, Inc.* (Holding Companies - Diversified)	2,030	8,506
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	725	40,071
Horsehead Holding Corp.* (Mining)	1,015	14,728
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,610	13,206
HSN, Inc. (Retail)	725	37,990
Hub Group, Inc.* - Class A (Transportation)	870	31,955
Hudson Pacific Properties, Inc. (REIT)	1,015	21,000
Huron Consulting Group, Inc.* (Commercial Services)	580	33,971
Hutchinson Technology, Inc.* (Computers)	1,015	3,776
IBERIABANK Corp. (Banks)	580	33,889

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ICF International, Inc.* (Commercial Services)	435	$15,060
ICG Group, Inc.* (Internet)	1,015	16,555
Iconix Brand Group, Inc.* (Apparel)	1,160	41,864
IDACORP, Inc. (Electric)	1,015	52,374
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	2,755	9,064
iGATE Corp.* (Computers)	870	27,701
II-VI, Inc.* (Electronics)	1,160	19,790
Imation Corp.* (Computers)	1,305	6,068
Immersion Corp.* (Computers)	725	9,222
ImmunoGen, Inc.* (Biotechnology)	1,885	31,027
Immunomedics, Inc.* (Biotechnology)	1,885	7,144
Impax Laboratories, Inc.* (Pharmaceuticals)	1,450	29,377
Imperva, Inc.* (Software)	435	16,678
Incontact, Inc.* (Software)	1,450	11,006
Independent Bank Corp. (Banks)	580	20,810
Infinera Corp.* (Telecommunications)	2,465	25,168
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,160	15,718
Infoblox, Inc.* (Software)	1,015	45,117
Inland Real Estate Corp. (REIT)	1,885	20,151
InnerWorkings, Inc.* (Software)	1,160	11,101
Innophos Holdings, Inc. (Chemicals)	435	21,802
Innospec, Inc. (Chemicals)	580	26,715
Inphi Corp.* (Semiconductors)	725	10,687
Insight Enterprises, Inc.* (Computers)	1,015	21,386
Insmed, Inc.* (Biotechnology)	725	10,324
Insperity, Inc. (Commercial Services)	580	22,428
Insulet Corp.* (Healthcare - Products)	1,160	45,263
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	435	19,914
Integrated Device Technology, Inc.* (Semiconductors)	2,900	30,856
Integrated Silicon Solution, Inc.* (Semiconductors)	725	7,816
Inteliquent, Inc. (Telecommunications)	1,160	14,906
InterDigital, Inc. (Telecommunications)	870	33,713
Interface, Inc. (Office Furnishings)	1,305	26,426
InterMune, Inc.* (Biotechnology)	1,885	26,560
Internap Network Services Corp.* (Internet)	1,305	9,487
International Bancshares Corp. (Banks)	1,160	26,506
International Rectifier Corp.* (Semiconductors)	1,450	37,758
International Speedway Corp. - Class A (Entertainment)	580	18,972
Intersil Corp. - Class A (Semiconductors)	2,900	32,364
Interval Leisure Group, Inc. (Leisure Time)	870	21,115
Intralinks Holdings, Inc.* (Internet)	1,160	12,052
Intrepid Potash, Inc. (Chemicals)	1,160	17,226
Invacare Corp. (Healthcare - Products)	870	18,679
InvenSense, Inc.* (Electronics)	1,305	22,041
Invesco Mortgage Capital, Inc. (REIT)	2,755	42,565
Investment Technology Group, Inc.* (Diversified Financial Services)	870	13,937
Investors Bancorp, Inc. (Savings & Loans)	1,015	24,066
Investors Real Estate Trust (REIT)	2,320	19,998
ION Geophysical Corp.* (Oil & Gas Services)	3,045	14,129
Iridium Communications, Inc.* (Telecommunications)	1,595	9,618
iRobot Corp.* (Machinery - Diversified)	580	19,645
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,030	19,508
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,320	77,186
Isle of Capri Casinos, Inc.* (Entertainment)	725	5,880
iStar Financial, Inc.* (REIT)	1,885	23,808
Itron, Inc.* (Electronics)	870	37,123
ITT Educational Services, Inc.* (Commercial Services)	580	23,270
Ixia* (Telecommunications)	1,305	18,505
IXYS Corp. (Semiconductors)	725	8,432
j2 Global, Inc. (Computers)	1,015	55,804
Jack in the Box, Inc.* (Retail)	870	35,392
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	580	3,735
Janus Capital Group, Inc. (Diversified Financial Services)	3,190	31,485
JetBlue Airways Corp.* (Airlines)	4,930	34,954
Jive Software, Inc.* (Software)	870	9,474
John Bean Technologies Corp. (Miscellaneous Manufacturing)	725	19,706
Jos. A. Bank Clothiers, Inc.* (Retail)	580	27,828
Journal Communications, Inc.* - Class A (Media)	1,160	9,686
K12, Inc.* (Commercial Services)	580	10,602
Kaiser Aluminum Corp. (Mining)	435	29,341
Kaman Corp. - Class A (Aerospace/Defense)	580	21,564
KapStone Paper & Packaging Corp. (Forest Products & Paper)	870	45,205
KB Home (Home Builders)	1,740	29,528
KCAP Financial, Inc. (Investment Companies)	725	6,112
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,305	11,406
Kelly Services, Inc. - Class A (Commercial Services)	725	15,124
KEMET Corp.* (Electronics)	1,450	8,222
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,160	23,246
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,885	19,510
Key Energy Services, Inc.* (Oil & Gas Services)	3,480	27,214
Kforce, Inc. (Commercial Services)	725	14,275
Kimball International, Inc. - Class B (Home Furnishings)	870	10,179
Kindred Healthcare, Inc. (Healthcare - Services)	1,305	18,113

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kior, Inc.* - Class A (Energy - Alternate Sources)	1,305	$3,041
Kite Realty Group Trust (REIT)	2,175	13,920
Knight Transportation, Inc. (Transportation)	1,305	22,146
Knightsbridge Tankers, Ltd. (Transportation)	870	7,169
Knoll, Inc. (Office Furnishings)	1,160	19,047
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,510	71,464
Kopin Corp.* (Semiconductors)	2,030	7,450
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	435	19,362
Korn/Ferry International* (Commercial Services)	1,160	27,608
Kraton Performance Polymers, Inc.* (Chemicals)	725	15,421
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,305	11,067
Krispy Kreme Doughnuts, Inc.* (Retail)	1,450	35,177
L&L Energy, Inc.* (Coal)	1,450	2,059
Laclede Group, Inc. (Gas)	725	34,126
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	3,625	7,613
Lakeland Bancorp, Inc. (Banks)	870	9,918
Lancaster Colony Corp. (Food)	435	36,101
Landec Corp.* (Chemicals)	725	8,490
LaSalle Hotel Properties (REIT)	2,030	63,032
Lattice Semiconductor Corp.* (Semiconductors)	2,755	14,132
Layne Christensen Co.* (Engineering & Construction)	580	11,217
La-Z-Boy, Inc. (Home Furnishings)	1,160	26,773
Leap Wireless International, Inc.* (Telecommunications)	1,450	23,344
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,450	12,412
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	5,655	13,572
Lexington Realty Trust (REIT)	3,480	40,716
Libbey, Inc.* (Housewares)	580	12,383
Life Time Fitness, Inc.* (Leisure Time)	870	39,515
LifeLock, Inc.* (Commercial Services)	1,450	23,330
Lifevantage Corp.* (Pharmaceuticals)	3,335	7,304
Limelight Networks, Inc.* (Internet)	2,175	4,176
Lincoln Educational Services Corp. (Commercial Services)	1,015	4,852
Lionbridge Technologies, Inc.* (Internet)	2,030	8,851
Liquidity Services, Inc.* (Internet)	580	15,144
Lithia Motors, Inc. - Class A (Retail)	435	27,340
Littelfuse, Inc. (Electrical Components & Equipment)	435	36,988
Live Nation, Inc.* (Commercial Services)	2,900	56,376
LivePerson, Inc.* (Computers)	1,305	12,189
LogMeIn, Inc.* (Telecommunications)	580	18,734
Louisiana-Pacific Corp.* (Building Materials)	2,900	49,329
LSB Industries, Inc.* (Miscellaneous Manufacturing)	435	15,973
LSI Industries, Inc. (Building Materials)	725	6,677
LTC Properties, Inc. (REIT)	725	28,601
LTX-Credence Corp.* (Semiconductors)	1,305	8,000
Luby’s, Inc.* (Retail)	725	5,554
Lumber Liquidators Holdings, Inc.* (Retail)	580	66,231
Luminex Corp.* (Healthcare - Products)	870	16,965
M.D.C. Holdings, Inc. (Home Builders)	870	25,395
M/I Schottenstein Homes, Inc.* (Home Builders)	580	11,873
Macatawa Bank Corp.* (Banks)	1,015	4,984
Magellan Health Services, Inc.* (Healthcare - Services)	580	34,046
magicJack VocalTec, Ltd.* (Internet)	580	6,542
Magnum Hunter Resources Corp.* (Oil & Gas)	4,060	28,948
Maiden Holdings, Ltd. (Insurance)	1,160	12,702
Main Street Capital Corp. (Investment Companies)	725	22,040
Mainsource Financial Group, Inc. (Banks)	580	9,408
MAKO Surgical Corp.* (Healthcare - Products)	1,015	30,258
Manhattan Associates, Inc.* (Computers)	435	46,333
MannKind Corp.* (Pharmaceuticals)	3,335	16,308
ManTech International Corp. - Class A (Software)	580	16,205
Marchex, Inc. - Class B (Advertising)	870	7,760
Marcus Corp. (Lodging)	580	8,329
MarineMax, Inc.* (Retail)	725	10,679
MarketAxess Holdings, Inc. (Diversified Financial Services)	725	47,292
Marriott Vacations Worldwide Corp.* (Entertainment)	580	29,046
Marten Transport, Ltd. (Transportation)	580	10,231
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,740	4,454
Masimo Corp. (Healthcare - Products)	1,015	26,004
MasTec, Inc.* (Engineering & Construction)	1,305	41,721
Matador Resources Co.* (Oil & Gas)	1,160	21,356
Materion Corp. (Mining)	435	12,967
Matrix Service Co.* (Oil & Gas Services)	725	15,073
Matson, Inc. (Transportation)	1,015	27,496
Matthews International Corp. - Class A (Commercial Services)	580	23,548
MAXIMUS, Inc. (Commercial Services)	1,450	70,253
Maxlinear, Inc.* - Class A (Semiconductors)	870	7,534
Maxwell Technologies, Inc.* (Computers)	1,015	7,613
MB Financial, Inc. (Banks)	1,160	34,452
MCG Capital Corp. (Investment Companies)	1,885	8,878
McGrath Rentcorp (Commercial Services)	580	20,689
MDC Partners, Inc. - Class A (Advertising)	580	17,882
Meadowbrook Insurance Group, Inc. (Insurance)	1,305	8,665
Medallion Financial Corp. (Investment Companies)	580	8,804

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MedAssets, Inc.* (Software)	1,305	$30,054
Media General, Inc.* - Class A (Media)	580	8,456
Medical Properties Trust, Inc. (REIT)	3,190	41,598
Medidata Solutions, Inc.* (Software)	580	63,980
Medley Capital Corp. (Private Equity)	725	10,107
Mentor Graphics Corp. (Computers)	2,030	44,822
Mercury Computer Systems, Inc.* (Computers)	870	8,021
Meredith Corp. (Media)	725	37,193
Merge Healthcare, Inc.* (Healthcare - Products)	2,030	5,156
Meridian Bioscience, Inc. (Healthcare - Products)	870	21,506
Merit Medical Systems, Inc.* (Healthcare - Products)	1,015	16,230
Meritage Homes Corp.* (Home Builders)	725	32,908
Meritor, Inc.* (Auto Parts & Equipment)	2,320	15,938
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,175	5,829
Methode Electronics, Inc. (Electronics)	870	22,255
MGE Energy, Inc. (Electric)	435	24,495
MGIC Investment Corp.* (Insurance)	6,815	55,474
Micrel, Inc. (Semiconductors)	1,160	10,672
Microsemi Corp.* (Semiconductors)	1,885	47,369
Midstates Pete Co., Inc.* (Oil & Gas)	1,160	6,542
Midway Gold Corp.* (Mining)	5,075	4,771
Millennial Media, Inc.* (Advertising)	1,015	7,135
Miller Energy Resources, Inc.* (Oil & Gas)	1,305	8,822
MiMedx Group, Inc.* (Healthcare - Products)	2,030	10,759
Mindspeed Technologies, Inc.* (Semiconductors)	1,595	4,610
Mine Safety Appliances Co. (Environmental Control)	580	27,933
Minerals Technologies, Inc. (Chemicals)	725	41,057
Mitek System, Inc.* (Computers)	870	4,602
MKS Instruments, Inc. (Semiconductors)	1,160	34,382
Mobile Mini, Inc.* (Storage/Warehousing)	870	31,424
Modine Manufacturing Co.* (Auto Parts & Equipment)	1,160	15,451
ModusLink Global Solutions, Inc.* (Internet)	1,595	6,571
Molina Healthcare, Inc.* (Healthcare - Services)	580	18,351
Molycorp, Inc.* (Mining)	2,900	14,703
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,160	19,012
MoneyGram International, Inc.* (Commercial Services)	580	12,244
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,160	10,695
Monolithic Power Systems, Inc. (Semiconductors)	870	27,701
Monotype Imaging Holdings, Inc. (Software)	870	24,551
Monro Muffler Brake, Inc. (Commercial Services)	725	33,350
Monster Worldwide, Inc.* (Commercial Services)	2,900	12,528
Montpelier Re Holdings, Ltd. (Insurance)	1,015	28,024
Moog, Inc.* - Class A (Aerospace/Defense)	870	51,965
Morgans Hotel Group Co.* (Lodging)	870	6,229
MoSys, Inc.* (Semiconductors)	1,595	7,018
Move, Inc.* (Internet)	1,015	17,229
Mueller Industries, Inc. (Metal Fabricate/Hardware)	580	34,967
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,480	29,824
Multimedia Games Holding Co., Inc.* (Entertainment)	725	23,570
MVC Capital, Inc. (Investment Companies)	725	10,027
Myers Industries, Inc. (Miscellaneous Manufacturing)	725	12,920
MYR Group, Inc.* (Engineering & Construction)	580	15,341
Nanometrics, Inc.* (Semiconductors)	580	10,776
Nanosphere, Inc.* (Biotechnology)	1,595	3,110
National Bank Holdings Corp. (Holding Companies - Diversified)	1,160	24,360
National CineMedia, Inc. (Entertainment)	1,305	22,864
National Health Investors, Inc. (REIT)	580	36,262
National Penn Bancshares, Inc. (Banks)	2,610	27,066
Natus Medical, Inc.* (Healthcare - Products)	725	14,304
Nautilus, Inc.* (Leisure Time)	870	6,925
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	3,335	6,670
Navigant Consulting Co.* (Commercial Services)	1,160	20,126
NBT Bancorp, Inc. (Banks)	1,015	24,736
NCI Building Systems, Inc.* (Building Materials)	580	8,369
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,465	23,442
Nelnet, Inc. - Class A (Diversified Financial Services)	580	24,725
Neogen Corp.* (Pharmaceuticals)	870	40,211
NeoGenomics, Inc.* (Biotechnology)	1,305	4,750
Neonode, Inc.* (Telecommunications)	870	4,707
NeoPhotonics Corp.* (Telecommunications)	725	5,140
NETGEAR, Inc.* (Telecommunications)	870	25,021
NetScout Systems, Inc.* (Computers)	870	24,638
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,450	13,688
New Jersey Resources Corp. (Gas)	870	40,046
New Mountain Finance Corp. (Investment Companies)	870	12,337
New Residential Investment Corp. (REIT)	5,365	35,463
New York & Co., Inc.* (Retail)	1,015	5,197
New York Mortgage Trust, Inc. (REIT)	1,595	10,240
NewBridge Bancorp* (Banks)	870	6,490
Newpark Resources, Inc.* (Oil & Gas Services)	1,885	24,034

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Newport Corp.* (Electronics)	1,015	$16,108
NewStar Financial, Inc.* (Diversified Financial Services)	725	12,622
Nexstar Broadcasting Group, Inc. - Class A (Media)	580	25,746
NGP Capital Resources Co. (Investment Companies)	870	6,473
NIC, Inc. (Internet)	1,450	35,699
NII Holdings, Inc.* - Class B (Telecommunications)	3,770	12,969
Noranda Aluminum Holding Corp. (Mining)	1,450	3,944
Nordic American Tankers, Ltd. (Transportation)	1,595	13,015
Northern Oil & Gas, Inc.* (Oil & Gas)	1,450	23,824
Northfield BanCorp, Inc. (Savings & Loans)	1,305	16,874
NorthStar Realty Finance Corp. (REIT)	4,205	39,233
Northwest Bancshares, Inc. (Savings & Loans)	2,030	28,400
Northwest Natural Gas Co. (Gas)	580	25,189
NorthWestern Corp. (Electric)	870	39,881
Novavax, Inc.* (Biotechnology)	3,915	12,137
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,175	62,596
Nutrisystem, Inc. (Food)	725	13,630
NuVasive, Inc.* (Healthcare - Products)	1,015	32,257
Nuverra Environmental Solutions, Inc.* (Environmental Control)	3,770	9,199
NxStage Medical, Inc.* (Healthcare - Products)	1,305	17,317
Odyssey Marine Exploration, Inc.* (Commercial Services)	2,465	5,349
Office Depot, Inc.* (Retail)	5,510	30,801
OfficeMax, Inc. (Retail)	2,030	30,409
OFG Bancorp (Banks)	1,015	15,032
Old National Bancorp (Banks)	2,175	31,625
Olin Corp. (Chemicals)	1,740	39,167
OM Group, Inc.* (Chemicals)	725	24,650
Omega Protein Corp.* (Pharmaceuticals)	725	6,786
Omeros Corp.* (Biotechnology)	1,160	11,600
Omnicell, Inc.* (Software)	870	20,071
OmniVision Technologies, Inc.* (Semiconductors)	1,160	16,252
Omnova Solutions, Inc.* (Chemicals)	1,305	11,354
On Assignment, Inc.* (Commercial Services)	1,015	34,297
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	580	9,257
OpenTable, Inc.* (Internet)	435	30,224
Opko Health, Inc.* (Pharmaceuticals)	3,190	31,963
Oplink Communications, Inc.* (Telecommunications)	580	10,585
OraSure Technologies, Inc.* (Healthcare - Products)	1,740	11,345
Orbcomm, Inc.* (Telecommunications)	1,305	7,869
Orbital Sciences Corp.* (Aerospace/Defense)	1,305	30,106
Orbitz Worldwide, Inc.* (Internet)	725	6,699
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,320	11,322
Orient-Express Hotels, Ltd.* - Class A (Lodging)	2,030	27,019
Orion Marine Group, Inc.* (Engineering & Construction)	725	9,063
Oritani Financial Corp. (Savings & Loans)	1,015	16,463
Orthofix International N.V.* (Healthcare - Products)	435	8,913
OSI Systems, Inc.* (Electronics)	435	31,685
Otter Tail Corp. (Electric)	870	25,952
Outerwall, Inc.* (Diversified Financial Services)	580	37,687
Owens & Minor, Inc. (Distribution/Wholesale)	1,305	48,833
Pacer International, Inc.* (Transportation)	1,160	9,257
Pacific Boisciences of California, Inc.* (Biotechnology)	1,885	7,747
Pacific Sunwear of California, Inc.* (Retail)	1,740	4,681
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	580	29,296
PacWest Bancorp (Banks)	870	33,104
Paramount Gold & Silver Corp.* (Mining)	5,220	6,316
PAREXEL International Corp.* (Commercial Services)	1,160	53,023
Park Electrochemical Corp. (Electronics)	580	16,269
Park Sterling Corp. (Banks)	1,305	8,496
Parker Drilling Co.* (Oil & Gas)	2,900	20,880
Parkervision, Inc.* (Telecommunications)	2,320	6,357
Parkway Properties, Inc. (REIT)	1,015	18,382
PDC Energy, Inc.* (Oil & Gas)	580	39,329
PDF Solutions, Inc.* (Software)	580	13,323
PDL BioPharma, Inc. (Biotechnology)	3,045	24,634
Pebblebrook Hotel Trust (REIT)	1,305	39,411
Pendrell Corp.* (Commercial Services)	4,205	9,377
Penn Virginia Corp.* (Oil & Gas)	1,595	13,573
PennantPark Investment Corp. (Investment Companies)	1,595	17,960
Pennsylvania REIT (REIT)	1,450	26,289
PennyMac Mortgage Investment Trust (REIT)	1,305	30,106
Penske Automotive Group, Inc. (Retail)	870	34,469
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,930	6,360
Peregrine Semiconductor Corp.* (Semiconductors)	725	5,902
Perficient, Inc.* (Internet)	870	15,738
Performant FINL Corp.* (Commercial Services)	580	5,783
Pericom Semiconductor Corp.* (Semiconductors)	870	7,030
PetMed Express, Inc. (Retail)	580	8,607
PetroQuest Energy, Inc.* (Oil & Gas)	1,740	8,213
PGT, Inc.* (Building Materials)	1,015	10,607
PharMerica Corp.* (Pharmaceuticals)	725	10,701
PHH Corp.* (Commercial Services)	1,305	31,385
Photronics, Inc.* (Semiconductors)	1,595	13,398

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PICO Holdings, Inc.* (Water)	580	$13,618
Piedmont Natural Gas Co., Inc. (Gas)	1,595	54,453
Pier 1 Imports, Inc. (Retail)	2,030	42,386
Pike Electric Corp. (Electric)	725	7,837
Pilgrim’s Pride Corp.* (Food)	1,450	20,547
Pinnacle Entertainment, Inc.* (Entertainment)	1,305	30,537
Pinnacle Financial Partners, Inc.* (Banks)	725	22,475
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,595	13,398
Planet Payment, Inc.* (Software)	1,740	4,733
Plantronics, Inc. (Telecommunications)	870	37,358
Platinum Underwriters Holdings, Ltd. (Insurance)	725	45,088
Plexus Corp.* (Electronics)	725	27,753
PLX Technology, Inc.* (Semiconductors)	1,450	8,758
PMC-Sierra, Inc.* (Semiconductors)	4,350	25,535
PMFG, Inc.* (Miscellaneous Manufacturing)	870	6,821
PNM Resources, Inc. (Electric)	1,740	41,621
PolyOne Corp. (Chemicals)	2,030	61,508
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,015	45,878
Pool Corp. (Distribution/Wholesale)	1,015	55,196
Portland General Electric Co. (Electric)	1,595	45,777
Post Holdings, Inc.* (Food)	725	31,138
Potlatch Corp. (REIT)	870	35,522
Power Integrations, Inc. (Semiconductors)	580	33,315
PowerSecure International, Inc.* (Electrical Components & Equipment)	580	10,486
Pozen, Inc.* (Pharmaceuticals)	1,015	6,379
Premiere Global Services, Inc.* (Telecommunications)	1,160	10,452
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,160	36,226
PRGX Global, Inc.* (Commercial Services)	1,015	7,288
PriceSmart, Inc. (Retail)	435	49,499
Primerica, Inc. (Insurance)	1,160	49,822
Primoris Services Corp. (Holding Companies - Diversified)	870	22,655
PrivateBancorp, Inc. (Banks)	1,450	35,322
Procera Networks, Inc.* (Telecommunications)	580	8,207
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,595	5,806
Progress Software Corp.* (Software)	1,160	30,114
Proofpoint, Inc.* (Software)	580	18,351
PROS Holdings, Inc.* (Software)	580	20,503
Prospect Capital Corp. (Investment Companies)	5,075	57,551
Prosperity Bancshares, Inc. (Banks)	1,305	81,496
Provident Financial Services, Inc. (Savings & Loans)	1,305	24,456
Provident New York Bancorp (Savings & Loans)	1,160	13,595
PTC, Inc.* (Software)	2,465	68,329
Puma Biotechnology, Inc.* (Biotechnology)	435	16,665
QLIK Technologies, Inc.* (Software)	1,740	44,092
QLogic Corp.* (Semiconductors)	2,030	25,071
Quad Graphics, Inc. (Commercial Services)	580	20,254
Quality Distribution, Inc.* (Transportation)	725	7,453
Quality Systems, Inc. (Software)	870	19,853
Quanex Building Products Corp. (Building Materials)	870	15,469
Quantum Corp.* (Computers)	6,090	7,552
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,015	62,291
Quicksilver Resources, Inc.* (Oil & Gas)	4,060	8,688
Quidel Corp.* (Healthcare - Products)	725	17,908
Quiksilver, Inc.* (Apparel)	3,045	25,334
QuinStreet, Inc.* (Internet)	870	7,734
Radian Group, Inc. (Insurance)	3,625	52,816
RadioShack Corp.* (Retail)	2,755	7,742
RadiSys Corp.* (Computers)	1,015	3,065
RAIT Financial Trust (REIT)	1,740	13,137
Rambus, Inc.* (Semiconductors)	2,465	21,544
Ramco-Gershenson Properties Trust (REIT)	1,305	21,219
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,305	18,766
Raven Industries, Inc. (Miscellaneous Manufacturing)	870	29,023
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	435	29,924
RealD, Inc.* (Computers)	1,015	7,024
RealNetworks, Inc.* (Internet)	725	5,561
RealPage, Inc.* (Software)	1,015	24,898
Redwood Trust, Inc. (REIT)	1,740	30,485
Regis Corp. (Retail)	1,160	16,820
Renasant Corp. (Banks)	580	16,634
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	580	6,328
Rent-A-Center, Inc. (Commercial Services)	1,160	39,718
Rentech, Inc. (Chemicals)	5,655	9,670
Repligen Corp.* (Biotechnology)	1,015	11,104
Repros Therapeutics, Inc.* (Pharmaceuticals)	580	10,463
Republic Airways Holdings, Inc.* (Airlines)	1,160	13,665
Resolute Energy Corp.* (Oil & Gas)	1,740	16,321
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,595	25,504
Resource Capital Corp. (REIT)	2,900	17,835
Resources Connection, Inc. (Commercial Services)	1,015	12,951
Responsys, Inc.* (Internet)	870	14,216
Retail Opportunity Investments Corp. (REIT)	1,450	21,460
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,305	3,902
Rex Energy Corp.* (Oil & Gas)	1,015	21,823
Rexnord Corp.* (Metal Fabricate/Hardware)	725	17,052

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RF Micro Devices, Inc.* (Telecommunications)	6,090	$31,973
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	2,465	7,617
Rite Aid Corp.* (Retail)	15,225	81,149
RLI Corp. (Insurance)	435	41,099
RLJ Lodging Trust (REIT)	2,610	65,928
Rockville Financial, Inc. (Savings & Loans)	725	9,534
Rockwell Medical, Inc.* (Healthcare - Products)	1,450	16,704
Rofin-Sinar Technologies, Inc.* (Electronics)	725	19,031
Rosetta Resources, Inc.* (Oil & Gas)	1,305	78,222
Roundy’s, Inc. (Retail)	870	8,091
Rouse Properties, Inc. (REIT)	580	11,728
RPX Corp.* (Commercial Services)	725	12,949
RTI Biologics, Inc.* (Biotechnology)	1,740	4,855
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	725	24,578
Ruby Tuesday, Inc.* (Retail)	1,450	8,599
Ruckus Wireless, Inc.* (Telecommunications)	1,015	14,718
Rudolph Technologies, Inc.* (Semiconductors)	870	9,222
Rush Enterprises, Inc.* - Class A (Retail)	725	20,750
Ruth’s Hospitality Group, Inc. (Retail)	870	10,605
Ryman Hospitality Properties, Inc. (REIT)	870	32,112
S&T Bancorp, Inc. (Banks)	725	17,777
Sabra Health Care REIT, Inc. (REIT)	870	23,403
Safeguard Scientifics, Inc.* (Internet)	580	10,121
Saia, Inc.* (Transportation)	580	18,867
Saks, Inc.* (Retail)	2,175	34,778
Sanchez Energy Corp.* (Oil & Gas)	725	20,670
Sanderson Farms, Inc. (Food)	435	27,496
Sandy Spring Bancorp, Inc. (Banks)	580	14,204
Sangamo Biosciences, Inc.* (Biotechnology)	1,450	13,587
Sanmina Corp.* (Electronics)	1,740	25,334
Santarus, Inc.* (Pharmaceuticals)	1,160	27,063
Sapient Corp.* (Internet)	2,320	36,678
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	725	28,232
ScanSource, Inc.* (Distribution/Wholesale)	580	22,307
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	580	16,843
Scholastic Corp. (Media)	580	16,640
Schulman (A.), Inc. (Chemicals)	725	24,012
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	725	44,863
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,595	7,544
Scientific Games Corp.* - Class A (Entertainment)	1,160	21,205
Sciquest, Inc.* (Software)	580	12,667
Scorpio Tankers, Inc. (Transportation)	3,480	40,160
SeaChange International, Inc.* (Software)	870	12,345
Seacoast Banking Corp. of Florida* (Banks)	2,610	5,951
SEACOR Holdings, Inc. (Oil & Gas Services)	435	42,542
Select Comfort Corp.* (Home Furnishings)	1,160	21,251
Select Medical Holdings Corp. (Healthcare - Services)	1,305	11,066
Selective Insurance Group, Inc. (Insurance)	1,160	30,473
SemGroup Corp. - Class A (Pipelines)	870	52,539
Semtech Corp.* (Semiconductors)	1,450	45,110
Sensient Technologies Corp. (Chemicals)	1,015	52,911
Sequenom, Inc.* (Biotechnology)	2,900	5,568
ServiceSource International, Inc.* (Commercial Services)	1,450	15,689
Shenandoah Telecommunications Co. (Telecommunications)	580	16,083
SHFl Entertainment, Inc.* (Entertainment)	1,305	30,250
Ship Finance International, Ltd. (Transportation)	1,160	19,198
ShoreTel, Inc.* (Telecommunications)	1,885	14,986
Shutterfly, Inc.* (Internet)	725	35,627
SIGA Technologies, Inc.* (Pharmaceuticals)	1,595	5,471
Sigma Designs, Inc.* (Semiconductors)	1,160	6,310
Silicon Graphics International Corp.* (Computers)	870	11,110
Silicon Image, Inc.* (Semiconductors)	2,030	10,658
Simpson Manufacturing Co., Inc. (Building Materials)	870	30,842
Sinclair Broadcast Group, Inc. - Class A (Media)	1,450	46,486
Skechers U.S.A., Inc.* - Class A (Apparel)	870	25,352
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	725	3,089
SkyWest, Inc. (Airlines)	1,160	17,446
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,450	15,630
Snyders-Lance, Inc. (Food)	1,015	30,440
Solar Capital, Ltd. (Investment Companies)	1,015	23,293
Solazyme, Inc.* (Energy - Alternate Sources)	1,160	12,134
Solta Medical, Inc.* (Healthcare - Products)	2,610	4,829
Sonic Automotive, Inc. - Class A (Retail)	870	19,384
Sonic Corp.* (Retail)	1,305	25,187
Sonus Networks, Inc.* (Telecommunications)	5,075	15,225
Sotheby’s - Class A (Commercial Services)	1,450	75,256
South Jersey Industries, Inc. (Gas)	725	43,174
Southwest Bancorp, Inc.* (Banks)	580	9,286
Southwest Gas Corp. (Gas)	1,015	55,074
Sovran Self Storage, Inc. (REIT)	725	55,455
Spansion, Inc.* - Class A (Computers)	1,160	13,885
Spartan Motors, Inc. (Auto Parts & Equipment)	1,160	7,876
Spartan Stores, Inc. (Food)	580	13,647

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectranetics Corp.* (Healthcare - Products)	870	$18,174
Spectrum Brands Holdings, Inc. (Household Products/Wares)	435	28,675
Spectrum Pharmaceuticals, Inc. (Biotechnology)	1,595	13,701
Speed Commerce, Inc.* (Distribution/Wholesale)	1,740	6,386
Spirit Airlines, Inc.* (Airlines)	1,305	56,311
SS&C Technologies Holdings, Inc.* (Software)	1,160	45,587
Staar Surgical Co.* (Healthcare - Products)	1,015	13,439
STAG Industrial, Inc. (REIT)	1,015	21,224
Stage Stores, Inc. (Retail)	725	14,971
Standard Motor Products, Inc. (Auto Parts & Equipment)	435	15,730
Standard Pacific Corp.* (Home Builders)	3,190	25,297
Star Scientific, Inc.* (Agriculture)	5,365	9,711
State Bank Finacial Corp. (Banks)	870	14,842
Steelcase, Inc. - Class A (Office Furnishings)	1,885	30,895
Stein Mart, Inc. (Retail)	725	10,708
StellarOne Corp. (Banks)	580	13,502
Stepan Co. (Chemicals)	435	25,608
STERIS Corp. (Healthcare - Products)	1,160	52,420
Sterling Financial Corp. (Banks)	725	20,996
Steven Madden, Ltd.* (Apparel)	1,305	47,867
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,595	21,070
Stewart Information Services Corp. (Insurance)	580	18,166
Stifel Financial Corp.* (Diversified Financial Services)	1,305	53,440
Stillwater Mining Co.* (Mining)	2,610	28,475
Stone Energy Corp.* (Oil & Gas)	1,160	40,438
Stoneridge, Inc.* (Electronics)	725	9,251
Strategic Hotels & Resorts, Inc.* (REIT)	3,915	34,061
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	435	28,453
Summit Hotel Properties, Inc. (REIT)	1,595	14,658
Sun Bancorp, Inc.* (Banks)	1,595	5,264
Sun Communities, Inc. (REIT)	725	32,313
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	435	17,261
SunCoke Energy, Inc.* (Coal)	1,595	31,900
SunEdison, Inc.* (Semiconductors)	4,930	45,849
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,160	5,812
SunPower Corp.* (Electrical Components & Equipment)	870	26,265
Sunstone Hotel Investors, Inc. (REIT)	3,480	46,110
Super Micro Computer, Inc.* (Computers)	870	12,110
Superior Industries International, Inc. (Auto Parts & Equipment)	580	10,875
SUPERVALU, Inc.* (Food)	4,350	30,581
Support.com, Inc.* (Internet)	1,595	7,114
Susquehanna Bancshares, Inc. (Banks)	3,915	46,138
Swift Energy Co.* (Oil & Gas)	1,015	13,926
Swift Transportation Co.* (Transportation)	1,740	37,915
Swisher Hygiene, Inc.* (Commercial Services)	5,365	3,239
SWS Group, Inc.* (Diversified Financial Services)	1,015	5,714
Sykes Enterprises, Inc.* (Computers)	870	16,286
Symetra Financial Corp. (Insurance)	1,740	32,590
Symmetricom, Inc.* (Telecommunications)	1,450	10,397
Symmetry Medical, Inc.* (Healthcare - Products)	1,015	8,222
Synaptics, Inc.* (Computers)	725	33,713
Synchronoss Technologies, Inc.* (Software)	725	25,100
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	2,175	8,787
Synergy Resources Corp.* (Oil & Gas)	1,160	12,018
SYNNEX Corp.* (Software)	580	35,554
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,305	5,925
Take-Two Interactive Software, Inc.* (Software)	1,740	31,163
TAL International Group, Inc. (Trucking & Leasing)	725	35,024
Tangoe, Inc.* (Software)	725	13,848
Targa Resources Corp. (Oil & Gas Services)	725	56,230
Targacept, Inc.* (Pharmaceuticals)	1,160	5,510
TASER International, Inc.* (Electronics)	1,305	23,190
TCP Capital Corp. (Investment Companies)	725	12,086
Team Health Holdings, Inc.* (Commercial Services)	1,450	62,987
Team, Inc.* (Commercial Services)	435	16,221
TearLab Corp.* (Healthcare - Products)	725	7,562
Tecumseh Products Co.* - Class A (Machinery - Diversified)	580	4,524
Teekay Tankers, Ltd. - Class A (Transportation)	2,175	5,677
TeleCommunication Systems, Inc.* - Class A (Internet)	2,030	4,628
Teledyne Technologies, Inc.* (Aerospace/Defense)	725	64,394
TeleTech Holdings, Inc.* (Commercial Services)	435	11,514
Tellabs, Inc. (Telecommunications)	8,265	20,167
Tenneco, Inc.* (Auto Parts & Equipment)	1,305	69,256
Terreno Realty Corp. (REIT)	580	10,312
Tesco Corp.* (Oil & Gas Services)	870	14,947
Tessera Technologies, Inc. (Semiconductors)	1,160	22,063
TETRA Tech, Inc.* (Environmental Control)	1,450	37,888
TETRA Technologies, Inc.* (Oil & Gas Services)	1,740	22,568
Texas Capital Bancshares, Inc.* (Banks)	870	45,284
Texas Industries, Inc.* (Building Materials)	435	23,360
Texas Roadhouse, Inc. - Class A (Retail)	1,305	35,783

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Textainer Group Holdings, Ltd. (Trucking & Leasing)	435	$16,487
The Active Network, Inc.* (Internet)	1,450	20,938
The Andersons, Inc. (Agriculture)	435	32,268
The Brink’s Co. (Commercial Services)	1,015	31,871
The Buckle, Inc. (Retail)	580	28,385
The Cato Corp. - Class A (Retail)	580	17,383
The Cheesecake Factory, Inc. (Retail)	1,160	54,810
The Children’s Place Retail Stores, Inc.* (Retail)	435	23,747
The Corporate Executive Board Co. (Commercial Services)	725	52,852
The Ensign Group, Inc. (Healthcare - Services)	435	18,522
The Finish Line, Inc. - Class A (Retail)	1,160	29,046
The First Marblehead Corp.* (Diversified Financial Services)	4,205	4,037
The Geo Group, Inc. (REIT)	1,450	51,142
The Greenbrier Cos., Inc.* (Trucking & Leasing)	580	15,393
The Hain Celestial Group, Inc.* (Food)	725	60,342
The Jones Group, Inc. (Apparel)	1,740	27,040
The KEYW Holding Corp.* (Computers)	870	10,005
The McClatchy Co.* - Class A (Media)	2,320	6,542
The Medicines Co.* (Biotechnology)	1,160	39,347
The Men’s Wearhouse, Inc. (Retail)	1,015	42,935
The Middleby Corp.* (Machinery - Diversified)	435	99,027
The New York Times Co. - Class A (Media)	2,755	38,101
The Pantry, Inc.* (Retail)	725	9,708
The Pep Boys - Manny, Moe & Jack* (Retail)	1,305	16,887
The Ryland Group, Inc. (Home Builders)	1,015	40,802
The Ultimate Software Group, Inc.* (Software)	580	89,597
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,320	9,790
Thermon Group Holdings, Inc.* (Oil & Gas Services)	725	17,045
THL Credit, Inc. (Investment Companies)	725	11,781
Thomas Properties Group, Inc. (Real Estate)	1,160	7,888
Thoratec Corp.* (Healthcare - Products)	1,160	50,100
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,450	6,293
TICC Capital Corp. (Investment Companies)	1,305	13,050
Titan International, Inc. (Auto Parts & Equipment)	1,160	16,820
TiVo, Inc.* (Home Furnishings)	2,755	36,614
Tootsie Roll Industries, Inc. (Food)	435	13,920
Tornier N.V.* (Healthcare - Products)	725	15,595
Tower Group International, Ltd. (Insurance)	1,305	4,737
Towerstream Corp.* (Internet)	2,320	5,568
Town Sports International Holdings, Inc. (Leisure Time)	725	9,367
TowneBank (Banks)	725	10,556
Tredegar Corp. (Miscellaneous Manufacturing)	580	16,948
TreeHouse Foods, Inc.* (Food)	725	53,114
Triangle Capital Corp. (Investment Companies)	580	17,261
Triangle Petroleum Corp.* (Oil & Gas)	1,305	13,794
TriMas Corp.* (Miscellaneous Manufacturing)	870	32,938
Triple-S Management Corp.* (Healthcare - Services)	580	10,330
TriQuint Semiconductor, Inc.* (Semiconductors)	3,625	28,746
TrueBlue, Inc.* (Commercial Services)	870	21,489
Trulia, Inc.* (Internet)	580	23,183
TrustCo Bank Corp. (Banks)	2,320	15,590
Trustmark Corp. (Banks)	1,450	39,382
TTM Technologies, Inc.* (Electronics)	1,305	11,419
Tuesday Morning Corp.* (Retail)	1,160	16,414
Tumi Holdings, Inc.* (Household Products/Wares)	1,015	21,670
Tutor Perini Corp.* (Engineering & Construction)	870	19,967
Tyler Technologies, Inc.* (Software)	725	70,115
U.S. Silica Holdings, Inc. (Mining)	580	20,196
UIL Holdings Corp. (Electric)	1,015	39,098
Ultra Clean Holdings, Inc.* (Semiconductors)	870	8,100
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,305	4,698
Ultratech Stepper, Inc.* (Semiconductors)	580	13,798
UMB Financial Corp. (Banks)	725	42,717
Umpqua Holdings Corp. (Banks)	2,320	37,978
Unilife Corp.* (Healthcare - Products)	2,610	7,908
Union First Market Bankshares (Banks)	580	13,990
Unisys Corp.* (Computers)	1,015	26,745
United Bankshares, Inc. (Banks)	1,015	30,024
United Community Banks, Inc.* (Banks)	1,015	15,824
United Community Financial Corp.* (Savings & Loans)	1,305	5,220
United Financial Bancorp, Inc. (Savings & Loans)	580	9,094
United Fire Group, Inc. (Insurance)	580	18,386
United Natural Foods, Inc.* (Food)	1,015	72,521
United Stationers, Inc. (Distribution/Wholesale)	870	38,663
Universal American Corp. (Healthcare - Services)	1,015	7,531
Universal Corp. (Agriculture)	435	23,068
Universal Display Corp.* (Electrical Components & Equipment)	870	27,753
Universal Forest Products, Inc. (Building Materials)	435	23,020
Universal Insurance Holdings, Inc. (Insurance)	1,015	7,958
Universal Technical Institute, Inc. (Commercial Services)	725	9,635
UNS Energy Corp. (Electric)	870	43,047

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Unwired Planet, Inc.* (Internet)	3,190	$5,168
Uranium Energy Corp.* (Mining)	3,190	5,614
Ur-Energy, Inc.* (Mining)	4,495	4,720
Urstadt Biddle Properties - Class A (REIT)	580	11,449
US Airways Group, Inc.* (Airlines)	3,335	73,269
USA Mobility, Inc. (Telecommunications)	580	8,654
USG Corp.* (Building Materials)	1,595	43,559
UTI Worldwide, Inc. (Transportation)	1,885	28,652
VAALCO Energy, Inc.* (Oil & Gas)	1,595	8,406
Vail Resorts, Inc. (Entertainment)	725	51,075
Valassis Communications, Inc. - Class A (Commercial Services)	870	23,803
ValueClick, Inc.* (Internet)	1,595	30,640
ValueVision Media, Inc.* - Class A (Advertising)	1,305	6,969
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	870	6,229
Vantage Drilling Co.* (Oil & Gas)	5,220	9,292
VASCO Data Security International, Inc.* (Internet)	870	6,534
Vector Group, Ltd. (Agriculture)	1,305	21,102
Veeco Instruments, Inc.* (Semiconductors)	870	25,413
Vera Bradley, Inc.* (Retail)	580	12,847
Verint Systems, Inc.* (Software)	1,160	42,363
Viad Corp. (Commercial Services)	435	11,615
ViaSat, Inc.* (Telecommunications)	870	57,523
Vical, Inc.* (Biotechnology)	2,320	2,900
ViewPoint Financial Group, Inc. (Savings & Loans)	870	18,975
Virginia Commerce BanCorp, Inc.* (Banks)	725	11,622
VirnetX Holding Corp.* (Internet)	1,015	22,066
ViroPharma, Inc.* (Pharmaceuticals)	1,305	50,660
Virtusa Corp.* (Computers)	580	18,026
VistaPrint N.V.* (Commercial Services)	725	39,186
Vitacost.com, Inc.* (Internet)	725	5,735
Vitamin Shoppe, Inc.* (Retail)	725	34,010
VIVUS, Inc.* (Pharmaceuticals)	2,175	20,423
Vocera Communications, Inc.* (Computers)	580	9,761
Vocus, Inc.* (Internet)	580	5,017
Volcano Corp.* (Healthcare - Products)	1,160	22,237
Vonage Holdings Corp.* (Telecommunications)	3,915	14,603
VOXX International Corp.* (Home Furnishings)	580	8,996
Vringo, Inc.* (Telecommunications)	2,175	6,134
W&T Offshore, Inc. (Oil & Gas)	870	16,608
Wabash National Corp.* (Auto Manufacturers)	1,595	18,598
WageWorks, Inc.* (Diversified Financial Services)	580	29,702
Walter Energy, Inc. (Coal)	1,450	23,041
Walter Investment Management Corp.* (Diversified Financial Services)	870	32,860
Warren Resources, Inc.* (Oil & Gas)	2,465	7,715
Washington REIT (REIT)	1,450	38,005
Watsco, Inc. (Distribution/Wholesale)	580	55,268
Watts Water Technologies, Inc. - Class A (Electronics)	580	33,512
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,160	13,572
Web.com Group, Inc.* (Internet)	870	23,447
WebMD Health Corp.* (Internet)	725	25,535
Webster Financial Corp. (Banks)	1,885	52,573
WellCare Health Plans, Inc.* (Healthcare - Services)	870	58,012
Werner Enterprises, Inc. (Transportation)	1,015	23,507
WesBanco, Inc. (Banks)	580	17,052
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,015	18,595
West Corp. (Telecommunications)	580	12,772
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,450	70,108
Westamerica Bancorp (Banks)	580	29,858
Westell Technologies, Inc.* (Telecommunications)	1,885	6,767
Western Alliance Bancorp* (Banks)	1,595	33,733
Western Asset Mortgage Capital Corp. (REIT)	580	9,344
Western Refining, Inc. (Oil & Gas)	1,160	37,433
Westfield Financial, Inc. (Savings & Loans)	725	5,227
Wet Seal, Inc. (The)* (Retail)	2,320	7,679
WEX, Inc.* (Commercial Services)	725	67,678
WGL Holdings, Inc. (Gas)	1,015	45,685
Willbros Group, Inc.* (Oil & Gas Services)	1,160	11,322
Wilshire Bancorp, Inc. (Banks)	1,595	13,510
Winnebago Industries, Inc.* (Home Builders)	725	21,504
Winthrop Realty Trust (REIT)	725	8,533
Wintrust Financial Corp. (Banks)	725	31,545
WisdomTree Investments, Inc.* (Diversified Financial Services)	2,175	30,232
Wolverine World Wide, Inc. (Apparel)	1,015	58,607
Woodward, Inc. (Electronics)	1,450	58,131
World Wrestling Entertainment, Inc. - Class A (Media)	870	11,267
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,160	47,026
Wright Medical Group, Inc.* (Healthcare - Products)	870	23,638
Xenoport, Inc.* (Pharmaceuticals)	1,450	7,584
XO Group, Inc.* (Internet)	725	10,063
Xoma Corp.* (Biotechnology)	2,030	9,155
Yelp, Inc.* (Internet)	725	49,118
Zagg, Inc.* (Electronics)	1,160	5,498
Zale Corp.* (Retail)	870	13,598
Zaza Energy Corp.* (Oil & Gas)	2,755	3,416
Zep, Inc. (Chemicals)	580	11,536
Zillow, Inc.* - Class A (Internet)	435	34,639
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,465	8,726
Zix Corp.* (Internet)	1,885	7,691
Zogenix, Inc.* (Pharmaceuticals)	2,900	8,497

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zoltek Cos., Inc.* (Chemicals)	725	$12,108
Zumiez, Inc.* (Retail)	580	17,191

TOTAL COMMON STOCKS
(Cost $20,756,221)		30,474,325

Contingent Right (0.0%)
Trius Therapeutics, Inc.*(a) (Biotechnology)	1,015	—

TOTAL CONTINGENT RIGHT
(Cost $ —)		—

Right (0.0%)
Caesars Acquisition Co.; expiring 11/4/13 at $8.64* (Entertainment)	870	—

TOTAL RIGHT
(Cost $ —)		—

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—

TOTAL WARRANT
(Cost $ —)		—

	Principal Amount
Repurchase Agreements(b)(c)(53.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $43,092,056	$43,092,000	43,092,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,092,000)		43,092,000

TOTAL INVESTMENT SECURITIES
(Cost $63,848,221) - 91.8%		73,566,325
Net other assets (liabilities) - 8.2%		6,532,742

NET ASSETS - 100.0%		$80,099,067

*                                         Non-income producing security

(a)                                 Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $15,516,000.

(c)                                  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $10,431,000)	95	$348,842

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$26,520,707	$(294,824)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	39,239,019	(535,278)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	28,528,107	(470,004)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	24,881,326	(398,565)
		$(1,698,671)

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$48,991	0.1%
Aerospace/Defense	440,493	0.5%
Agriculture	93,470	0.1%
Airlines	207,608	0.3%
Apparel	252,326	0.3%
Auto Manufacturers	18,598	NM
Auto Parts & Equipment	342,583	0.4%
Banks	1,892,489	2.4%
Biotechnology	776,358	1.0%
Building Materials	345,937	0.4%
Chemicals	643,971	0.8%
Coal	131,769	0.2%
Commercial Services	1,990,645	2.5%
Computers	552,821	0.7%
Cosmetics/Personal Care	20,990	NM
Distribution/Wholesale	265,389	0.3%
Diversified Financial Services	660,479	0.8%
Electric	631,089	0.8%
Electrical Components & Equipment	480,076	0.6%
Electronics	647,759	0.8%
Energy - Alternate Sources	71,916	0.1%
Engineering & Construction	218,521	0.3%
Entertainment	233,399	0.3%
Environmental Control	172,560	0.2%
Food	581,583	0.7%
Forest Products & Paper	178,453	0.2%
Gas	297,747	0.4%
Hand/Machine Tools	38,418	NM
Healthcare - Products	1,207,005	1.5%
Healthcare - Services	496,532	0.6%
Holding Companies - Diversified	66,574	0.1%
Home Builders	211,052	0.3%
Home Furnishings	119,264	0.1%
Household Products/Wares	144,250	0.2%
Housewares	12,383	NM
Insurance	772,865	1.0%
Internet	875,825	1.1%
Investment Companies	333,136	0.4%
Iron/Steel	77,413	0.1%
Leisure Time	187,471	0.2%
Lodging	70,514	0.1%
Machinery - Construction & Mining	14,707	NM
Machinery - Diversified	356,322	0.4%
Media	325,116	0.4%
Metal Fabricate/Hardware	213,682	0.3%
Mining	270,828	0.3%
Miscellaneous Manufacturing	529,547	0.7%
Office Furnishings	155,395	0.2%
Oil & Gas	1,016,650	1.3%
Oil & Gas Services	532,789	0.7%
Packaging & Containers	61,051	0.1%
Pharmaceuticals	906,339	1.1%
Pipelines	83,690	0.1%
Private Equity	49,731	0.1%
Real Estate	100,550	0.1%
REIT	2,321,938	2.8%
Retail	1,920,242	2.4%
Savings & Loans	372,166	0.5%
Semiconductors	1,095,236	1.4%
Software	1,597,582	2.0%
Storage/Warehousing	50,019	0.1%
Telecommunications	990,328	1.2%
Textiles	27,144	NM
Toys/Games/Hobbies	16,147	NM
Transportation	528,977	0.7%
Trucking & Leasing	66,904	0.1%
Water	60,523	0.1%
Other **	49,624,742	62.0%
Total	$80,099,067	100.0%

**                                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                        Not meaningful, amount is less than 0.05%.

REIT                                     Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (59.9%)
3M Co. (Miscellaneous Manufacturing)	5,768	$725,902
American Express Co. (Diversified Financial Services)	5,768	471,822
AT&T, Inc. (Telecommunications)	5,768	208,802
Boeing Co. (Aerospace/Defense)	5,768	752,724
Caterpillar, Inc. (Machinery - Construction & Mining)	5,768	480,820
Chevron Corp. (Oil & Gas)	5,768	691,929
Cisco Systems, Inc. (Telecommunications)	5,768	129,780
Coca-Cola Co. (Beverages)	5,768	228,240
E.I. du Pont de Nemours & Co. (Chemicals)	5,768	353,002
Exxon Mobil Corp. (Oil & Gas)	5,768	516,928
General Electric Co. (Miscellaneous Manufacturing)	5,768	150,776
Intel Corp. (Semiconductors)	5,768	140,912
International Business Machines Corp. (Computers)	5,768	1,033,683
J.P. Morgan Chase & Co. (Banks)	5,768	297,283
Johnson & Johnson (Pharmaceuticals)	5,768	534,175
McDonald’s Corp. (Retail)	5,768	556,727
Merck & Co., Inc. (Pharmaceuticals)	5,768	260,079
Microsoft Corp. (Software)	5,768	203,899
NIKE, Inc. - Class B (Apparel)	5,768	436,984
Pfizer, Inc. (Pharmaceuticals)	5,768	176,962
Procter & Gamble Co. (Cosmetics/Personal Care)	5,768	465,766
The Goldman Sachs Group, Inc. (Banks)	5,768	927,841
The Home Depot, Inc. (Retail)	5,768	449,270
The Travelers Cos., Inc. (Insurance)	5,768	497,778
United Technologies Corp. (Aerospace/Defense)	5,768	612,850
UnitedHealth Group, Inc. (Healthcare - Services)	5,768	393,724
Verizon Communications, Inc. (Telecommunications)	5,768	291,341
Visa, Inc. - Class A (Commercial Services)	5,768	1,134,393
Wal-Mart Stores, Inc. (Retail)	5,768	442,694
Walt Disney Co. (Media)	5,768	395,627
TOTAL COMMON STOCKS
(Cost $8,523,407)		13,962,713

	Principal Amount
Repurchase Agreements(a)(b)(39.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $9,292,012	$9,292,000	9,292,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,292,000)		9,292,000

TOTAL INVESTMENT SECURITIES
(Cost $17,815,407) - 99.7%		23,254,713
Net other assets (liabilities) - 0.3%		70,436

NET ASSETS - 100.0%		$23,325,149

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $4,491,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contracts expiring 12/23/13 (Underlying notional amount at value $4,029,740)	52	$69,878

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$1,620,896	$(2,503)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	1,731,022	(971)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	15,359,241	(25,114)
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	9,953,735	(5,662)
		$(34,250)

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$1,365,574	5.8%
Apparel	436,984	1.9%
Banks	1,225,123	5.2%
Beverages	228,240	1.0%
Chemicals	353,002	1.5%
Commercial Services	1,134,393	4.9%
Computers	1,033,683	4.4%
Cosmetics/Personal Care	465,766	2.0%
Diversified Financial Services	471,822	2.0%
Healthcare - Services	393,724	1.7%
Insurance	497,778	2.1%
Machinery - Construction & Mining	480,820	2.1%
Media	395,627	1.7%
Miscellaneous Manufacturing	876,678	3.8%
Oil & Gas	1,208,857	5.2%
Pharmaceuticals	971,216	4.2%
Retail	1,448,692	6.2%
Semiconductors	140,912	0.6%
Software	203,899	0.9%
Telecommunications	629,923	2.7%
Other **	9,362,436	40.1%
Total	$23,325,149	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (57.6%)
Activision Blizzard, Inc. (Software)	29,696	$494,141
Adobe Systems, Inc.* (Software)	13,312	721,510
Akamai Technologies, Inc.* (Software)	4,736	211,889
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,248	645,242
Altera Corp. (Semiconductors)	8,448	283,853
Amazon.com, Inc.* (Internet)	12,160	4,426,604
Amgen, Inc. (Biotechnology)	19,968	2,316,288
Analog Devices, Inc. (Semiconductors)	8,192	403,866
Apple Computer, Inc. (Computers)	24,064	12,569,830
Applied Materials, Inc. (Semiconductors)	31,872	568,915
Autodesk, Inc.* (Software)	5,888	234,990
Automatic Data Processing, Inc. (Commercial Services)	12,800	959,616
Avago Technologies, Ltd. (Semiconductors)	6,528	296,567
Baidu, Inc.*ADR (Internet)	7,296	1,173,926
Bed Bath & Beyond, Inc.* (Retail)	5,760	445,363
Biogen Idec, Inc.* (Biotechnology)	6,272	1,531,560
Broadcom Corp. - Class A (Semiconductors)	14,080	376,218
C.H. Robinson Worldwide, Inc. (Transportation)	4,224	252,342
CA, Inc. (Software)	12,032	382,136
Catamaran Corp.* (Pharmaceuticals)	5,504	258,468
Celgene Corp.* (Biotechnology)	10,880	1,615,571
Cerner Corp.* (Software)	9,088	509,201
Charter Communications, Inc.* - Class A (Media)	2,688	360,837
Check Point Software Technologies, Ltd.* (Software)	5,248	304,489
Cisco Systems, Inc. (Telecommunications)	141,696	3,188,160
Citrix Systems, Inc.* (Software)	4,992	283,446
Cognizant Technology Solutions Corp.* (Computers)	7,936	689,876
Comcast Corp. - Class A (Media)	56,576	2,691,885
Costco Wholesale Corp. (Retail)	11,520	1,359,360
DENTSPLY International, Inc. (Healthcare - Products)	3,712	174,835
DIRECTV* - Class A (Media)	14,592	911,854
Discovery Communications, Inc.* - Class A (Media)	3,968	352,835
Dollar Tree, Inc.* (Retail)	5,888	343,859
eBay, Inc.* (Internet)	34,304	1,808,165
Equinix, Inc.* (Internet)	1,280	206,694
Expedia, Inc. (Internet)	3,328	195,953
Expeditors International of Washington, Inc. (Transportation)	5,504	249,276
Express Scripts Holding Co.* (Pharmaceuticals)	21,632	1,352,433
F5 Networks, Inc.* (Internet)	2,048	166,932
Facebook, Inc.* - Class A (Internet)	48,256	2,425,347
Fastenal Co. (Distribution/Wholesale)	7,936	395,213
Fiserv, Inc.* (Software)	3,456	361,947
Fossil Group, Inc.* (Distribution/Wholesale)	1,536	194,980
Garmin, Ltd. (Electronics)	5,120	239,360
Gilead Sciences, Inc.* (Biotechnology)	40,576	2,880,489
Google, Inc.* - Class A (Internet)	7,296	7,519,113
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,968	249,230
Henry Schein, Inc.* (Healthcare - Products)	2,304	259,039
Intel Corp. (Semiconductors)	132,096	3,227,104
Intuit, Inc. (Software)	7,936	566,710
Intuitive Surgical, Inc.* (Healthcare - Products)	1,024	380,416
KLA-Tencor Corp. (Semiconductors)	4,352	285,491
Kraft Foods Group, Inc. (Food)	15,744	856,159
Liberty Global PLC* - Class A (Media)	5,888	461,443
Liberty Media Corp.* (Media)	2,944	450,167
Liberty Media Holding Corp.-Interactive Series A* (Internet)	13,056	351,990
Linear Technology Corp. (Semiconductors)	6,144	252,764
Mattel, Inc. (Toys/Games/Hobbies)	9,088	403,235
Maxim Integrated Products, Inc. (Semiconductors)	7,552	224,294
Microchip Technology, Inc. (Semiconductors)	5,248	225,454
Micron Technology, Inc.* (Semiconductors)	27,520	486,554
Microsoft Corp. (Software)	220,928	7,809,805
Mondelez International, Inc. - Class A (Food)	47,232	1,588,885
Monster Beverage Corp.* (Beverages)	4,480	256,390
Mylan Laboratories, Inc.* (Pharmaceuticals)	10,112	382,941
NetApp, Inc. (Computers)	8,960	347,738
Netflix, Inc.* (Internet)	1,536	495,329
Nuance Communications, Inc.* (Software)	8,192	127,468
NVIDIA Corp. (Semiconductors)	15,360	233,165
O’Reilly Automotive, Inc.* (Retail)	2,816	348,649
PACCAR, Inc. (Auto Manufacturers)	9,344	519,526
Paychex, Inc. (Commercial Services)	9,728	411,105
Priceline.com, Inc.* (Internet)	1,408	1,483,793
Qualcomm, Inc. (Semiconductors)	45,440	3,156,717
Randgold Resources, Ltd.ADR (Mining)	1,280	94,592
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,560	736,256
Ross Stores, Inc. (Retail)	5,760	445,536
SanDisk Corp. (Computers)	6,400	444,800
SBA Communications Corp.* - Class A (Telecommunications)	3,328	291,100
Seagate Technology PLC (Computers)	9,472	461,097
Sears Holdings Corp.* (Retail)	2,816	163,553
Sigma-Aldrich Corp. (Chemicals)	3,200	276,576
Sirius XM Radio, Inc. (Media)	164,736	621,054
Staples, Inc. (Retail)	17,536	282,680
Starbucks Corp. (Retail)	19,968	1,618,407

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Environmental Control)	2,304	$267,725
Symantec Corp. (Internet)	18,560	422,054
Tesla Motors, Inc.* (Auto Manufacturers)	3,200	511,808
Texas Instruments, Inc. (Semiconductors)	29,184	1,228,063
Twenty-First Century Fox, Inc. - Class A (Media)	40,320	1,374,105
Verisk Analytics, Inc.* - Class A (Commercial Services)	4,480	306,970
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,144	438,313
Viacom, Inc. - Class B (Media)	11,264	938,179
VimpelCom, Ltd.ADR (Wireless Telecommunication Services)	43,776	629,937
Vodafone Group PLCADR (Telecommunications)	26,752	985,009
Western Digital Corp. (Computers)	6,272	436,719
Whole Foods Market, Inc. (Food)	9,856	622,209
Wynn Resorts, Ltd. (Lodging)	2,688	446,880
Xilinx, Inc. (Semiconductors)	7,040	319,757
Yahoo!, Inc.* (Internet)	27,008	889,373
TOTAL COMMON STOCKS
(Cost $37,183,933)		100,429,747

	Principal Amount
Repurchase Agreements(a)(b)(43.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $75,552,098	$75,552,000	75,552,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,552,000)		75,552,000

TOTAL INVESTMENT SECURITIES
(Cost $112,735,933) - 100.9%		175,981,747
Net other assets (liabilities) - (0.9)%		(1,642,683)

NET ASSETS - 100.0%		$174,339,064

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $30,589,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $27,188,395)	403	$1,468,423

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$55,394,509	$(50,343)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	57,838,741	(121,336)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	81,961,233	(107,035)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	25,925,106	(51,745)
		$(330,459)

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$1,031,334	0.6%
Beverages	505,620	0.3%
Biotechnology	10,163,720	5.8%
Chemicals	276,576	0.2%
Commercial Services	1,677,691	1.0%
Computers	14,950,061	8.5%
Distribution/Wholesale	590,193	0.3%
Electronics	239,360	0.1%
Environmental Control	267,725	0.2%
Food	3,067,252	1.8%
Healthcare - Products	814,290	0.5%
Internet	21,565,272	12.3%
Lodging	446,880	0.3%
Media	8,162,360	4.7%
Mining	94,592	0.1%
Pharmaceuticals	1,993,842	1.1%
Retail	5,007,407	2.9%
Semiconductors	11,568,782	6.6%
Software	12,007,731	6.8%
Telecommunications	4,464,269	2.6%
Toys/Games/Hobbies	403,235	0.2%
Transportation	501,618	0.3%
Wireless Telecommunication Services	629,937	0.4%
Other **	73,909,317	42.4%
Total	$174,339,064	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $46,572,060	$46,572,000	$46,572,000

TOTAL REPURCHASE AGREEMENTS
(Cost $46,572,000)		46,572,000

TOTAL INVESTMENT SECURITIES
(Cost $46,572,000) - 101.1%		46,572,000
Net other assets (liabilities) - (1.1)%		(527,513)

NET ASSETS - 100.0%		$46,044,487

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $2,552,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$353,676	$(2,260)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	91,842,376	(593,149)
		$(595,409)

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (63.5%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	25,984	$128,101
America Movil S.A.B. de C.V.ADR (Telecommunications)	46,632	998,391
AngloGold Ashanti, Ltd.ADR (Mining)	8,352	126,115
Baidu, Inc.*ADR (Internet)	5,800	933,221
BRF-Brazil Foods S.A.ADR (Food)	13,920	326,146
Cemex S.A.B. de C.V.*ADR (Building Materials)	24,592	260,183
China Life Insurance Co., Ltd.ADR (Insurance)	10,672	420,797
China Mobile, Ltd.ADR (Telecommunications)	22,736	1,182,727
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,568	447,500
China Telecom Corp., Ltd.ADR (Telecommunications)	3,016	155,867
China Unicom, Ltd.ADR (Telecommunications)	9,744	152,006
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	8,352	265,928
CNOOC, Ltd.ADR (Oil & Gas)	3,480	704,039
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	3,480	129,282
Ctrip.com International, Ltd.*ADR (Internet)	2,784	151,032
Ecopetrol S.A.ADR (Oil & Gas)	5,336	252,713
Embraer S.A.ADR (Aerospace/Defense)	3,480	102,277
Enersis S.A.ADR (Electric)	8,352	137,808
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,176	389,621
Grupo Televisa S.A.ADR (Media)	8,352	254,235
HDFC Bank, Ltd.ADR (Banks)	8,352	302,760
ICICI Bank, Ltd.ADR (Banks)	6,032	225,114
Infosys Technologies, Ltd.ADR (Computers)	10,440	553,947
KB Financial Group, Inc.ADR (Diversified Financial Services)	8,352	324,141
Korea Electric Power Corp.*ADR (Electric)	11,136	147,441
LG Display Co., Ltd.*ADR (Electronics)	9,512	111,290
Mobile TeleSystemsADR (Telecommunications)	10,904	248,611
Netease.com, Inc.ADR (Internet)	1,624	109,636
PetroChina Co., Ltd.ADR (Oil & Gas)	4,640	525,573
Petroleo Brasileiro S.A.ADR (Oil & Gas)	32,248	562,083
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,856	122,774
POSCOADR (Iron/Steel)	6,728	500,967
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,872	198,583
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,624	134,207
Sasol, Ltd.ADR (Chemicals)	10,904	556,322
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	10,208	442,415
SK Telecom Co., Ltd.ADR (Telecommunications)	7,656	187,419
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	79,808	1,469,265
Ultrapar Participacoes S.A.ADR (Chemicals)	9,048	240,948
United Microelectronics Corp.ADR (Semiconductors)	51,504	105,583
Vale S.A.ADR (Iron/Steel)	28,304	453,147
Wipro, Ltd.ADR (Internet)	12,760	141,636
TOTAL COMMON STOCKS
(Cost $12,209,881)		15,181,851
Preferred Stocks (16.8%)
Banco Bradesco S.A.ADR (Banks)	45,704	659,052
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,784	140,369
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	16,472	612,758
Gerdau S.A.ADR (Iron/Steel)	19,488	154,540
Itau Unibanco Holding S.A.ADR (Banks)	54,520	840,153
Petroleo Brasileiro S.A.ADR (Oil & Gas)	44,312	804,706
Telefonica Brasil S.A.ADR (Telecommunications)	6,264	138,936
Vale S.A.ADR (Iron/Steel)	45,704	669,106
TOTAL PREFERRED STOCKS
(Cost $3,277,248)		4,019,620

	Principal Amount
Repurchase Agreements(a)(b)(26.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $6,251,008	$6,251,000	6,251,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,251,000)		6,251,000

TOTAL INVESTMENT SECURITIES (Cost $21,738,129) - 106.5%		25,452,471
Net other assets (liabilities) - (6.5)%		(1,553,545)

NET ASSETS - 100.0%		$23,898,926

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $923,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$12,340,180	$(41,054)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	16,397,851	(83,559)
		$(124,613)

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$102,277	0.4%
Banks	2,027,079	8.5%
Beverages	1,131,661	4.7%
Building Materials	260,183	1.1%
Chemicals	797,270	3.3%
Computers	553,946	2.3%
Diversified Financial Services	766,556	3.2%
Electric	285,249	1.2%
Electronics	111,290	0.5%
Food	466,515	2.0%
Insurance	420,797	1.8%
Internet	1,469,732	6.1%
Iron/Steel	1,777,760	7.4%
Media	254,235	1.1%
Mining	126,115	0.5%
Oil & Gas	3,296,613	13.7%
Semiconductors	1,702,950	7.1%
Telecommunications	3,651,243	15.4%
Other **	4,697,455	19.7%
Total	$23,898,926	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets
Brazil	$5,833,504	24.3%
Chile	137,808	0.6%
China	4,916,604	20.6%
Colombia	252,713	1.1%
India	1,223,457	5.1%
Indonesia	198,583	0.8%
Mexico	1,902,430	8.0%
Philippines	122,774	0.5%
Russia	248,611	1.0%
South Africa	682,437	2.9%
South Korea	1,713,673	7.2%
Taiwan	1,968,877	8.2%
Other**	4,697,455	19.7%
Total	$23,898,926	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (47.2%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	17,706	$379,085
Banco Santander Brasil S.A.ADR (Banks)	26,520	183,784
Banco Santander Chile S.A.ADR (Banks)	8,346	204,978
Bancolombia S.A.ADR (Banks)	4,602	258,310
BRF-Brazil Foods S.A.ADR (Food)	29,796	698,121
Cemex S.A.B. de C.V.*ADR (Building Materials)	17,706	187,329
Cencosud S.A.ADR (Food)	14,976	188,548
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	1,482	180,122
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	6,552	243,407
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	16,926	179,585
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	36,582	202,664
Ecopetrol S.A.ADR (Oil & Gas)	9,828	465,454
Embraer S.A.ADR (Aerospace/Defense)	6,006	176,516
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,212	189,961
Enersis S.A.ADR (Electric)	15,132	249,677
Fibria Celulose S.A.*ADR (Forest Products & Paper)	9,672	126,220
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	6,006	560,361
Grupo Financiero Santander Mexico S.A.B de C.V.ADR (Banks)	12,948	182,955
Grupo Televisa S.A.ADR (Media)	11,232	341,902
Latam Airlines Group S.A.ADR (Airlines)	15,132	250,435
Petroleo Brasileiro S.A.ADR (Oil & Gas)	26,052	454,086
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,134	114,140
Tim Participacoes S.A.ADR (Telecommunications)	5,382	136,810
Ultrapar Participacoes S.A.ADR (Chemicals)	19,188	510,976
Vale S.A.ADR (Iron/Steel)	30,108	482,030
YPF S.A.ADR (Oil & Gas)	6,474	134,983
TOTAL COMMON STOCKS
(Cost $5,080,843)		7,282,439

Preferred Stocks (26.4%)
Banco Bradesco S.A.ADR (Banks)	30,810	444,280
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	7,176	361,814
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	21,372	795,038
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	20,124	180,512
Gerdau S.A.ADR (Iron/Steel)	29,796	236,282
Itau Unibanco Holding S.A.ADR (Banks)	31,278	481,994
Petroleo Brasileiro S.A.ADR (Oil & Gas)	35,724	648,748
Telefonica Brasil S.A.ADR (Telecommunications)	9,672	214,525
Vale S.A.ADR (Iron/Steel)	48,438	709,133
TOTAL PREFERRED STOCKS
(Cost $2,610,782)		4,072,326

	Principal Amount
Repurchase Agreements(a)(b)(24.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,764,005	$3,764,000	3,764,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,764,000)		3,764,000

TOTAL INVESTMENT SECURITIES
(Cost $11,455,625) - 98.0%		15,118,765
Net other assets (liabilities) - 2.0%		304,946

NET ASSETS - 100.0%		$15,423,711

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $385,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$8,592,125	$(138,528)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	10,906,721	(165,105)
		$(303,633)

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$176,516	1.1%
Airlines	250,435	1.6%
Banks	1,756,301	11.5%
Beverages	1,778,928	11.5%
Building Materials	187,329	1.2%
Chemicals	625,116	4.1%
Electric	620,151	4.0%
Food	1,248,482	8.1%
Forest Products & Paper	126,220	0.8%
Iron/Steel	1,630,108	10.6%
Media	341,902	2.2%
Oil & Gas	1,703,271	11.0%
Telecommunications	730,421	4.7%
Water	179,585	1.2%
Other **	4,068,946	26.4%
Total	$15,423,711	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets
Argentina	$134,983	0.9%
Brazil	7,466,525	48.3%
Chile	1,197,739	7.8%
Colombia	723,764	4.7%
Mexico	1,831,754	11.9%
Other**	4,068,946	26.4%
Total	$15,423,711	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (81.1%)
21Vianet Group, Inc.*ADR (Internet)	9,085	$163,530
51job, Inc.*ADR (Commercial Services)	1,955	149,753
Aluminum Corp. of China, Ltd.*ADR (Mining)	22,655	206,161
AutoNavi Holdings, Ltd.*ADR (Software)	6,555	101,340
Baidu, Inc.*ADR (Internet)	8,970	1,443,274
Bitauto Holdings, Ltd.*ADR (Internet)	4,945	121,202
Changyou.com, Ltd.*ADR (Software)	2,760	76,618
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	7,705	130,291
China Life Insurance Co., Ltd.ADR (Insurance)	21,735	857,011
China Lodging Group, Ltd.*ADR (Lodging)	4,830	106,163
China Mobile, Ltd.ADR (Telecommunications)	29,095	1,513,522
China Petroleum and Chemical Corp.ADR (Oil & Gas)	11,155	896,527
China Southern Airlines Co., Ltd.ADR (Airlines)	6,785	125,523
China Telecom Corp., Ltd.ADR (Telecommunications)	10,235	528,945
China Unicom, Ltd.ADR (Telecommunications)	32,890	513,084
CNOOC, Ltd.ADR (Oil & Gas)	5,635	1,140,017
Ctrip.com International, Ltd.*ADR (Internet)	10,005	542,771
E-Commerce China Dangdang, Inc.*ADR (Internet)	12,305	108,899
Giant Interactive Group, Inc.ADR (Internet)	18,860	166,911
Guangshen Railway Co., Ltd.ADR (Transportation)	5,520	145,176
Home Inns & Hotels Management, Inc.*ADR (Lodging)	4,025	140,231
Huaneng Power International, Inc.ADR (Electric)	8,280	342,295
iSoftStone Holdings, Ltd.*ADR (IT Consulting & Other Services)	14,260	70,730
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	8,740	84,254
Mindray Medical International, Ltd.ADR (Healthcare - Products)	8,510	320,061
Netease.com, Inc.ADR (Internet)	5,980	403,710
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	13,800	361,697
Noah Holdings, Ltd.ADR (Diversified Financial Services)	4,945	95,389
NQ Mobile, Inc.*ADR (Software)	6,210	89,424
Pactera Technology International, Ltd.*ADR (Software)	16,330	115,289
Perfect World Co., Ltd.ADR (Internet)	6,440	112,893
PetroChina Co., Ltd.ADR (Oil & Gas)	8,625	976,954
Phoenix New Media, Ltd.*ADR (Media)	8,395	75,387
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	5,750	475,180
RDA Microelectronics, Inc.ADR (Semiconductors)	6,440	95,634
ReneSola, Ltd.*ADR (Energy - Alternate Sources)	20,930	91,046
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	62,330	228,128
Shanda Games, Ltd.*ADR (Software)	18,975	83,870
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,140	160,466
SouFun Holdings, Ltd.ADR (Internet)	3,105	165,279
Spreadtrum Communications, Inc.ADR (Semiconductors)	6,325	192,343
TAL Education GroupADR (Commercial Services)	7,935	152,273
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	13,455	197,384
Vipshop Holdings, Ltd.*ADR (Internet)	3,105	214,028
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	9,315	272,464
Xinyuan Real Estate Co., Ltd.ADR (REIT)	13,570	89,019
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	25,185	258,146
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	22,080	132,480
Youku.com, Inc.*ADR (Internet)	13,340	363,382
YY, Inc.*ADR (Internet)	2,185	107,436
TOTAL COMMON STOCKS
(Cost $11,527,286)		15,503,590

	Principal Amount
Repurchase Agreements(a)(b)(20.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,841,005	$3,841,000	3,841,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,841,000)		3,841,000

TOTAL INVESTMENT SECURITIES
(Cost $15,368,286) - 101.2%		19,344,590
Net other assets (liabilities) - (1.2)%		(235,156)

NET ASSETS - 100.0%		$19,109,434

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $509,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$10,778,608	$163,730
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	12,070,479	224,523
		$388,253

UltraChina ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Airlines	$255,814	1.3%
Chemicals	160,466	0.8%
Coal	258,146	1.4%
Commercial Services	936,187	4.9%
Diversified Financial Services	95,389	0.5%
Electric	342,295	1.8%
Electrical Components & Equipment	132,480	0.7%
Energy - Alternate Sources	288,430	1.5%
Healthcare - Products	320,061	1.7%
Insurance	857,011	4.5%
Internet	4,388,495	22.8%
IT Consulting & Other Services	70,730	0.4%
Lodging	246,394	1.3%
Media	75,387	0.4%
Mining	206,161	1.1%
Oil & Gas	3,013,498	15.8%
REIT	89,019	0.5%
Semiconductors	516,105	2.7%
Semiconductors & Semiconductor Equipment	84,254	0.4%
Software	466,541	2.4%
Telecommunications	2,555,551	13.4%
Transportation	145,176	0.8%
Other **	3,605,844	18.9%
Total	$19,109,434	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2013:

	Value	% of Net Assets
China	$15,503,590	81.1%
Other**	3,605,844	18.9%
Total	$19,109,434	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(88.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $45,433,059	$45,433,000	$45,433,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,433,000)		45,433,000

TOTAL INVESTMENT SECURITIES (Cost $45,433,000) - 88.9%		45,433,000
Net other assets (liabilities) - 11.1%		5,686,454

NET ASSETS - 100.0%		$51,119,454

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $2,190,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 12/13/13 (Underlying notional amount at value $47,386,125)	657	$97,575

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Japanese Yen Futures Contracts expiring 12/17/13 (Underlying notional amount at value $54,547,350)	429	$(385,240)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$54,570,795	$28,862

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $30,826,040	$30,826,000	$30,826,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,826,000)		30,826,000

TOTAL INVESTMENT SECURITIES (Cost $30,826,000) - 99.7%		30,826,000
Net other assets (liabilities) - 0.3%		80,061

NET ASSETS - 100.0%		$30,906,061

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $3,325,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $6,220,488)	71	$(256,657)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(18,929,282)	$56,747
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(5,719,286)	(10,351)
		$46,396

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $10,753,014	$10,753,000	$10,753,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,753,000)		10,753,000

TOTAL INVESTMENT SECURITIES (Cost $10,753,000) - 100.8%		10,753,000
Net other assets (liabilities) - (0.8)%		(88,262)

NET ASSETS - 100.0%		$10,664,738

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,371,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $658,800)	6	$10,640

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(8,039,163)	$125,494
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(1,939,609)	30,882
		$156,376

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $7,993,010	$7,993,000	$7,993,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,993,000)		7,993,000

TOTAL INVESTMENT SECURITIES (Cost $7,993,000) - 104.3%		7,993,000
Net other assets (liabilities) - (4.3)%		(329,387)

NET ASSETS - 100.0%		$7,663,613

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,116,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $1,079,440)	16	$(4,967)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(3,729,743)	$(27,989)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,826,217)	(17,506)
		$(45,495)

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $22,867,030	$22,867,000	$22,867,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,867,000)		22,867,000

TOTAL INVESTMENT SECURITIES (Cost $22,867,000) - 99.8%		22,867,000
Net other assets (liabilities) - 0.2%		35,425

NET ASSETS - 100.0%		$22,902,425

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $7,924,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $1,051,350)	12	$(42,081)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(10,121,967)	$30,174
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	(7,667,710)	22,468
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(11,363,540)	85,028
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(15,581,858)	79,402
		$217,072

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $1,925,002	$1,925,000	$1,925,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,925,000)		1,925,000

TOTAL INVESTMENT SECURITIES (Cost $1,925,000) - 101.5%		1,925,000
Net other assets (liabilities) - (1.5)%		(27,848)

NET ASSETS - 100.0%		$1,897,152

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $619,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $643,100)	5	$(28,984)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(164,206)	$723
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	(1,397,854)	4,246
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(961,597)	4,281
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(624,521)	2,610
		$11,860

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $20,305,026	$20,305,000	$20,305,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,305,000)		20,305,000

TOTAL INVESTMENT SECURITIES (Cost $20,305,000) - 99.0%		20,305,000
Net other assets (liabilities) - 1.0%		209,291

NET ASSETS - 100.0%		$20,514,291

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $5,898,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 12/23/13 (Underlying notional amount at value $2,635,200)	24	$(104,725)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$(10,883,367)	$178,377
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(11,882,344)	183,513
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(13,267,010)	219,766
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,363,210)	37,735
		$619,391

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $4,421,006	$4,421,000	$4,421,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,421,000)		4,421,000

TOTAL INVESTMENT SECURITIES (Cost $4,421,000) - 93.9%		4,421,000
Net other assets (liabilities) - 6.1%		287,399

NET ASSETS - 100.0%		$4,708,399

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,967,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contracts expiring 12/23/13 (Underlying notional amount at value $1,084,930)	14	$(4,056)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(928,169)	$1,410
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(455,819)	244
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(2,413,196)	5,000
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(4,511,373)	2,306
		$8,960

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $9,861,013	$9,861,000	$9,861,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,861,000)		9,861,000

TOTAL INVESTMENT SECURITIES (Cost $9,861,000) - 100.7%		9,861,000
Net other assets (liabilities) - (0.7)%		(69,412)

NET ASSETS - 100.0%		$9,791,588

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $3,419,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/23/13 (Underlying notional amount at value $1,416,765)	21	$(48,187)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(3,768,303)	$5,102
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(2,752,927)	5,670
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,629,445)	2,440
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(10,033,051)	20,894
		$34,106

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,035,004	$3,035,000	$3,035,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,035,000)		3,035,000

TOTAL INVESTMENT SECURITIES (Cost $3,035,000) - 100.4%		3,035,000
Net other assets (liabilities) - (0.4)%		(13,220)

NET ASSETS - 100.0%		$3,021,780

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $191,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(4,976,692)	$31,510
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,041,927)	7,575
		$39,085

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $7,393,010	$7,393,000	$7,393,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,393,000)		7,393,000

TOTAL INVESTMENT SECURITIES (Cost $7,393,000) - 98.0%		7,393,000
Net other assets (liabilities) - 2.0%		149,270

NET ASSETS - 100.0%		$7,542,270

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $463,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(7,718,643)	$25,066
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(7,320,881)	17,890
		$42,956

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $2,282,003	$2,282,000	$2,282,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,282,000)		2,282,000

TOTAL INVESTMENT SECURITIES (Cost $2,282,000) - 97.9%		2,282,000
Net other assets (liabilities) - 2.1%		49,809

NET ASSETS - 100.0%		$2,331,809

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $294,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(2,321,596)	$37,224
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(2,330,130)	36,252
		$73,476

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $2,960,004	$2,960,000	$2,960,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,960,000)		2,960,000

TOTAL INVESTMENT SECURITIES (Cost $2,960,000) - 102.7%		2,960,000
Net other assets (liabilities) - (2.7)%		(77,626)

NET ASSETS - 100.0%		$2,882,374

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $195,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(1,285,156)	$(19,675)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(4,486,121)	(82,519)
		$(102,194)

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(162.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $4,263,006	$4,263,000	$4,263,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,263,000)		4,263,000

TOTAL INVESTMENT SECURITIES (Cost $4,263,000) - 162.6%		4,263,000
Net other assets (liabilities) - (62.6)%		(1,641,954)

NET ASSETS - 100.0%		$2,621,046

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $90,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Japanese Yen Futures Contracts expiring 12/17/13 (Underlying notional amount at value $2,797,300)	22	$43,601

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contracts expiring 12/13/13 (Underlying notional amount at value $2,380,125)	33	$66,984

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$(2,843,436)	$5,189

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (63.0%)
Associated Banc-Corp. (Banks)	1,586	$25,788
BancorpSouth, Inc. (Banks)	854	18,873
Bank of America Corp. (Banks)	106,018	1,480,011
Bank of Hawaii Corp. (Banks)	488	28,294
BB&T Corp. (Banks)	6,954	236,227
BOK Financial Corp. (Banks)	244	14,940
CapitalSource, Inc. (Banks)	1,952	25,532
Capitol Federal Financial, Inc. (Savings & Loans)	1,342	17,003
Cathay Bancorp, Inc. (Banks)	732	18,029
Citigroup, Inc. (Banks)	30,012	1,463,985
City National Corp. (Banks)	488	35,190
Comerica, Inc. (Banks)	1,830	79,239
Commerce Bancshares, Inc. (Banks)	732	33,679
Cullen/Frost Bankers, Inc. (Banks)	488	34,546
East West Bancorp, Inc. (Banks)	1,342	45,212
F.N.B. Corp. (Banks)	1,586	19,841
Fifth Third Bancorp (Banks)	8,784	167,160
First Financial Bankshares, Inc. (Banks)	244	15,008
First Horizon National Corp. (Banks)	2,318	24,691
First Niagara Financial Group, Inc. (Savings & Loans)	3,538	39,024
First Republic Bank (Banks)	1,220	62,306
FirstMerit Corp. (Banks)	1,586	35,622
Fulton Financial Corp. (Banks)	1,952	23,834
Glacier Bancorp, Inc. (Banks)	732	20,225
Hancock Holding Co. (Banks)	854	27,994
Hudson City Bancorp, Inc. (Savings & Loans)	4,636	41,631
Huntington Bancshares, Inc. (Banks)	8,174	71,931
IBERIABANK Corp. (Banks)	244	14,257
International Bancshares Corp. (Banks)	610	13,939
J.P. Morgan Chase & Co. (Banks)	37,088	1,911,516
KeyCorp (Banks)	9,028	113,121
M&T Bank Corp. (Banks)	1,342	151,015
MB Financial, Inc. (Banks)	488	14,494
National Penn Bancshares, Inc. (Banks)	1,098	11,386
New York Community Bancorp (Savings & Loans)	4,392	71,195
Old National Bancorp (Banks)	976	14,191
People’s United Financial, Inc. (Savings & Loans)	3,172	45,772
PNC Financial Services Group (Banks)	5,246	385,738
Popular, Inc.* (Banks)	976	24,644
PrivateBancorp, Inc. (Banks)	610	14,860
Prosperity Bancshares, Inc. (Banks)	610	38,095
Regions Financial Corp. (Banks)	13,786	132,759
Signature Bank* (Banks)	488	49,688
SunTrust Banks, Inc. (Banks)	5,368	180,580
Susquehanna Bancshares, Inc. (Banks)	1,830	21,567
SVB Financial Group* (Banks)	488	46,741
Synovus Financial Corp. (Banks)	9,638	31,324
TCF Financial Corp. (Banks)	1,586	24,075
Texas Capital Bancshares, Inc.* (Banks)	366	19,050
Trustmark Corp. (Banks)	610	16,568
U.S. Bancorp (Banks)	18,178	679,130
UMB Financial Corp. (Banks)	366	21,565
Umpqua Holdings Corp. (Banks)	1,098	17,974
United Bankshares, Inc. (Banks)	488	14,435
Valley National Bancorp (Banks)	1,952	19,032
Washington Federal, Inc. (Savings & Loans)	976	22,233
Webster Financial Corp. (Banks)	854	23,818
Wells Fargo & Co. (Banks)	47,702	2,036,397
Westamerica Bancorp (Banks)	244	12,561
Wintrust Financial Corp. (Banks)	366	15,925
Zions Bancorp (Banks)	1,830	51,917
TOTAL COMMON STOCKS (Cost $3,993,176)		10,367,377

	Principal Amount
Repurchase Agreements(a)(b)(35.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $5,824,008	$5,824,000	5,824,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,824,000)		5,824,000

TOTAL INVESTMENT SECURITIES (Cost $9,817,176) - 98.4%		16,191,377
Net other assets (liabilities) - 1.6%		256,059

NET ASSETS - 100.0%		$16,447,436

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $2,898,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$6,958,057	$(105,435)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	7,343,035	(113,477)
		$(218,912)

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Banks	$10,130,519	61.6%
Savings & Loans	236,858	1.4%
Other **	6,080,059	37.0%
Total	$16,447,436	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (60.1%)
Air Products & Chemicals, Inc. (Chemicals)	6,060	$660,601
Airgas, Inc. (Chemicals)	1,919	209,305
Albemarle Corp. (Chemicals)	2,323	153,759
Alcoa, Inc. (Mining)	30,805	285,562
Allegheny Technologies, Inc. (Iron/Steel)	3,131	103,636
Alpha Natural Resources, Inc.* (Coal)	6,363	44,541
Ashland, Inc. (Chemicals)	2,020	186,951
Axiall Corp. (Chemicals)	2,020	78,558
Cabot Corp. (Chemicals)	1,717	80,029
Carpenter Technology Corp. (Iron/Steel)	1,515	89,885
Celanese Corp. (Chemicals)	4,545	254,565
CF Industries Holdings, Inc. (Chemicals)	1,616	348,410
Chemtura Corp.* (Chemicals)	2,828	69,286
Cliffs Natural Resources, Inc. (Iron/Steel)	4,444	114,122
Coeur d’Alene Mines Corp.* (Mining)	2,929	35,763
Commercial Metals Co. (Iron/Steel)	3,333	61,194
Compass Minerals International, Inc. (Mining)	1,010	75,215
CONSOL Energy, Inc. (Coal)	6,565	239,622
Cytec Industries, Inc. (Chemicals)	1,010	83,921
Domtar Corp. (Forest Products & Paper)	909	77,001
E.I. du Pont de Nemours & Co. (Chemicals)	26,563	1,625,655
Eastman Chemical Co. (Chemicals)	4,444	350,143
Ecolab, Inc. (Chemicals)	7,777	824,362
FMC Corp. (Chemicals)	3,939	286,602
Freeport-McMoRan Copper & Gold, Inc. (Mining)	29,896	1,098,977
Fuller (H.B.) Co. (Chemicals)	1,414	67,688
Huntsman Corp. (Chemicals)	5,656	131,332
International Flavors & Fragrances, Inc. (Chemicals)	2,323	191,996
International Paper Co. (Forest Products & Paper)	12,827	572,213
Kaiser Aluminum Corp. (Mining)	505	34,062
LyondellBasell Industries N.V. - Class A (Chemicals)	12,928	964,428
Minerals Technologies, Inc. (Chemicals)	1,010	57,196
Monsanto Co. (Chemicals)	15,352	1,610,118
NewMarket Corp. (Chemicals)	303	94,342
Newmont Mining Corp. (Mining)	14,342	390,963
Nucor Corp. (Iron/Steel)	9,191	475,819
Olin Corp. (Chemicals)	2,323	52,291
Peabody Energy Corp. (Coal)	7,777	151,496
PolyOne Corp. (Chemicals)	2,828	85,688
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,313	59,348
PPG Industries, Inc. (Chemicals)	4,141	756,064
Praxair, Inc. (Chemicals)	8,484	1,058,040
Reliance Steel & Aluminum Co. (Iron/Steel)	2,222	162,850
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,727	43,605
Rockwood Holdings, Inc. (Chemicals)	2,222	140,542
Royal Gold, Inc. (Mining)	1,919	92,189
RPM, Inc. (Chemicals)	3,838	148,607
Sensient Technologies Corp. (Chemicals)	1,414	73,712
Sigma-Aldrich Corp. (Chemicals)	3,434	296,801
Steel Dynamics, Inc. (Iron/Steel)	6,363	114,343
Stillwater Mining Co.* (Mining)	3,434	37,465
The Dow Chemical Co. (Chemicals)	34,845	1,375,332
The Mosaic Co. (Chemicals)	9,797	449,192
United States Steel Corp. (Iron/Steel)	4,141	103,069
W.R. Grace & Co.* (Chemicals)	2,222	203,669
Westlake Chemical Corp. (Chemicals)	606	65,097
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,515	61,418
TOTAL COMMON STOCKS (Cost $12,566,582)		17,558,640

	Principal Amount
Repurchase Agreements(a)(b)(33.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $9,783,013	$9,783,000	9,783,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,783,000)		9,783,000

TOTAL INVESTMENT SECURITIES (Cost $22,349,582) - 93.5%		27,341,640
Net other assets (liabilities) - 6.5%		1,908,412

NET ASSETS - 100.0%		$29,250,052

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $5,013,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$13,242,634	$(72,625)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	13,099,641	(72,281)
		$(144,906)

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Chemicals	$13,034,282	44.6%
Coal	435,659	1.5%
Forest Products & Paper	692,819	2.4%
Iron/Steel	1,224,918	4.2%
Metal Fabricate/Hardware	61,418	0.2%
Mining	2,050,196	7.0%
Miscellaneous Manufacturing	59,348	0.2%
Other **	11,691,412	39.9%
Total	$29,250,052	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (57.9%)
AbbVie, Inc. (Pharmaceuticals)	742,266	$35,962,787
Acorda Therapeutics, Inc.* (Biotechnology)	18,495	566,132
Alexion Pharmaceuticals, Inc.* (Biotechnology)	91,242	11,218,204
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	24,660	1,420,663
Amgen, Inc. (Biotechnology)	352,638	40,906,008
Arena Pharmaceuticals, Inc.* (Biotechnology)	102,339	449,268
Biogen Idec, Inc.* (Biotechnology)	110,970	27,097,764
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	65,349	4,105,224
Celgene Corp.* (Biotechnology)	192,348	28,561,755
Charles River Laboratories International, Inc.* (Biotechnology)	23,427	1,152,843
Cubist Pharmaceuticals, Inc.* (Biotechnology)	30,825	1,911,150
Gilead Sciences, Inc.* (Biotechnology)	716,373	50,855,320
Illumina, Inc.* (Biotechnology)	59,184	5,534,296
Incyte Corp.* (Biotechnology)	64,116	2,500,524
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	54,252	1,804,964
Life Technologies Corp.* (Biotechnology)	81,378	6,128,577
Medivation, Inc.* (Pharmaceuticals)	35,757	2,140,414
Myriad Genetics, Inc.* (Biotechnology)	38,223	931,877
Nektar Therapeutics, Inc.* (Pharmaceuticals)	54,252	515,937
PDL BioPharma, Inc. (Biotechnology)	65,349	528,673
Pharmacyclics, Inc.* (Pharmaceuticals)	30,825	3,657,078
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	36,990	10,638,324
Seattle Genetics, Inc.* (Biotechnology)	51,786	2,000,493
Techne Corp. (Healthcare - Products)	16,029	1,400,774
United Therapeutics Corp.* (Biotechnology)	20,961	1,855,468
Vertex Pharmaceuticals, Inc.* (Biotechnology)	108,504	7,740,675
TOTAL COMMON STOCKS (Cost $191,937,645)		251,585,192

	Principal Amount
Repurchase Agreements(a)(b)(42.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $183,688,238	$183,688,000	183,688,000

TOTAL REPURCHASE AGREEMENTS (Cost $183,688,000)		183,688,000

TOTAL INVESTMENT SECURITIES (Cost $375,625,645) - 100.2%		435,273,192
Net other assets (liabilities) - (0.2)%		(955,215)

NET ASSETS - 100.0%		$434,317,977

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $74,003,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$198,595,830	$(1,603,001)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	202,050,419	(1,687,173)
		$(3,290,174)

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Biotechnology	$201,998,014	46.5%
Healthcare - Products	1,400,774	0.3%
Pharmaceuticals	48,186,404	11.1%
Other **	182,732,785	42.1%
Total	$434,317,977	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (63.9%)
Activision Blizzard, Inc. (Software)	968	$16,108
Altria Group, Inc. (Agriculture)	4,620	172,003
Archer-Daniels-Midland Co. (Agriculture)	1,518	62,086
Autoliv, Inc. (Auto Parts & Equipment)	220	19,631
Avon Products, Inc. (Cosmetics/Personal Care)	990	17,325
B&G Foods, Inc. - Class A (Food)	132	4,468
Beam, Inc. (Beverages)	374	25,170
BorgWarner, Inc. (Auto Parts & Equipment)	264	27,226
Brown-Forman Corp. - Class B (Beverages)	374	27,295
Brunswick Corp. (Leisure Time)	198	8,936
Bunge, Ltd. (Agriculture)	330	27,103
Campbell Soup Co. (Food)	418	17,794
Carter’s, Inc. (Apparel)	132	9,128
Church & Dwight, Inc. (Household Products/Wares)	330	21,500
Clorox Co. (Household Products/Wares)	308	27,779
Coach, Inc. (Apparel)	660	33,449
Coca-Cola Co. (Beverages)	8,778	347,345
Coca-Cola Enterprises, Inc. (Beverages)	572	23,870
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,024	131,014
ConAgra Foods, Inc. (Food)	968	30,792
Constellation Brands, Inc.* (Beverages)	374	24,422
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	132	3,433
Crocs, Inc.* (Apparel)	198	2,412
D.R. Horton, Inc. (Home Builders)	660	12,507
Dana Holding Corp. (Auto Parts & Equipment)	330	6,468
Darling International, Inc.* (Environmental Control)	264	6,143
Dean Foods Co.* (Food)	220	4,290
Deckers Outdoor Corp.* (Apparel)	88	6,057
Delphi Automotive PLC (Auto Parts & Equipment)	660	37,752
Dr. Pepper Snapple Group, Inc. (Beverages)	462	21,876
Electronic Arts, Inc.* (Software)	704	18,480
Energizer Holdings, Inc. (Electrical Components & Equipment)	154	15,109
Fifth & Pacific Cos., Inc.* (Retail)	286	7,576
Flowers Foods, Inc. (Food)	396	10,035
Ford Motor Co. (Auto Manufacturers)	9,064	155,085
Fossil Group, Inc.* (Distribution/Wholesale)	110	13,963
General Mills, Inc. (Food)	1,474	74,319
General Motors Co.* (Auto Manufacturers)	2,178	80,477
Gentex Corp. (Electronics)	330	9,715
Genuine Parts Co. (Distribution/Wholesale)	352	27,749
Green Mountain Coffee Roasters, Inc.* (Beverages)	308	19,345
Hanesbrands, Inc. (Apparel)	220	14,986
Harley-Davidson, Inc. (Leisure Time)	506	32,404
Harman International Industries, Inc. (Home Furnishings)	154	12,477
Hasbro, Inc. (Toys/Games/Hobbies)	264	13,636
Herbalife, Ltd. (Pharmaceuticals)	198	12,834
Herman Miller, Inc. (Office Furnishings)	132	4,005
Hillshire Brands Co. (Food)	286	9,389
HNI Corp. (Office Furnishings)	110	4,273
Hormel Foods Corp. (Food)	308	13,386
Iconix Brand Group, Inc.* (Apparel)	132	4,764
Ingredion, Inc. (Food)	176	11,574
Jarden Corp.* (Household Products/Wares)	264	14,615
Johnson Controls, Inc. (Auto Parts & Equipment)	1,584	73,101
Kellogg Co. (Food)	594	37,571
Kimberly-Clark Corp. (Household Products/Wares)	880	95,039
Kraft Foods Group, Inc. (Food)	1,364	74,174
Lancaster Colony Corp. (Food)	44	3,652
Lear Corp. (Auto Parts & Equipment)	198	15,323
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	330	9,814
Lennar Corp. - Class A (Home Builders)	374	13,296
Leucadia National Corp. (Holding Companies - Diversified)	726	20,575
LKQ Corp.* (Distribution/Wholesale)	682	22,526
Lorillard, Inc. (Agriculture)	858	43,767
Lululemon Athleitca, Inc.* (Apparel, Accessories & Luxury Goods)	242	16,710
M.D.C. Holdings, Inc. (Home Builders)	88	2,569
Mattel, Inc. (Toys/Games/Hobbies)	792	35,141
McCormick & Co., Inc. (Food)	308	21,298
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	462	37,727
Michael Kors Holdings, Ltd.* (Apparel)	418	32,165
Mohawk Industries, Inc.* (Textiles)	132	17,479
Molson Coors Brewing Co. - Class B (Beverages)	374	20,196
Mondelez International, Inc. - Class A (Food)	4,092	137,655
Monster Beverage Corp.* (Beverages)	308	17,627
Newell Rubbermaid, Inc. (Housewares)	660	19,556
NIKE, Inc. - Class B (Apparel)	1,716	130,005
Nu Skin Enterprises, Inc. - Class A (Retail)	132	15,435
PepsiCo, Inc. (Beverages)	3,542	297,847
Philip Morris International, Inc. (Agriculture)	3,718	331,347
Polaris Industries, Inc. (Leisure Time)	154	20,166
Pool Corp. (Distribution/Wholesale)	110	5,982
Post Holdings, Inc.* (Food)	66	2,835
Procter & Gamble Co. (Cosmetics/Personal Care)	6,314	509,855
PulteGroup, Inc. (Home Builders)	814	14,366
PVH Corp. (Retail)	198	24,665
Ralph Lauren Corp. (Apparel)	132	21,864
Reynolds American, Inc. (Agriculture)	726	37,295
Snap-on, Inc. (Hand/Machine Tools)	132	13,737
Stanley Black & Decker, Inc. (Hand/Machine Tools)	374	29,580
Steven Madden, Ltd.* (Apparel)	132	4,842

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Software)	198	$3,546
Tempur-Pedic International, Inc.* (Home Furnishings)	132	5,062
Tenneco, Inc.* (Auto Parts & Equipment)	132	7,005
Tesla Motors, Inc.* (Auto Manufacturers)	198	31,668
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	594	42,150
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	572	12,001
The Hain Celestial Group, Inc.* (Food)	110	9,155
The Hershey Co. (Food)	352	34,932
The JM Smucker Co. - Class A (Food)	242	26,913
The Middleby Corp.* (Machinery - Diversified)	44	10,017
The Ryland Group, Inc. (Home Builders)	110	4,422
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	110	6,459
Thor Industries, Inc. (Home Builders)	110	6,381
TiVo, Inc.* (Home Furnishings)	286	3,801
Toll Brothers, Inc.* (Home Builders)	352	11,574
TreeHouse Foods, Inc.* (Food)	88	6,447
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	264	19,829
Tupperware Corp. (Household Products/Wares)	110	9,862
Tyson Foods, Inc. - Class A (Food)	638	17,653
Under Armour, Inc.* - Class A (Apparel)	176	14,282
Universal Corp. (Agriculture)	44	2,333
V.F. Corp. (Apparel)	198	42,571
Visteon Corp.* (Auto Parts & Equipment)	110	8,480
WABCO Holdings, Inc.* (Auto Parts & Equipment)	154	13,195
Whirlpool Corp. (Home Furnishings)	176	25,698
Whitewave Foods Co.* (Food)	396	7,924
Wolverine World Wide, Inc. (Apparel)	110	6,351
TOTAL COMMON STOCKS (Cost $3,329,377)		4,372,071

	Principal Amount
Repurchase Agreements(a)(b)(29.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $2,043,003	$2,043,000	2,043,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,043,000)		2,043,000

TOTAL INVESTMENT SECURITIES (Cost $5,372,377) - 93.8%		6,415,071
Net other assets (liabilities) - 6.2%		420,412

NET ASSETS - 100.0%		$6,835,483

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,196,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$2,681,590	$28,956
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	3,223,299	24,164
		$53,120

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Agriculture	$675,934	9.9%
Apparel	322,875	4.7%
Apparel, Accessories & Luxury Goods	16,710	0.2%
Auto Manufacturers	267,230	3.9%
Auto Parts & Equipment	243,445	3.6%
Beverages	824,993	12.1%
Cosmetics/Personal Care	700,344	10.3%
Distribution/Wholesale	70,220	1.0%
Electrical Components & Equipment	15,109	0.2%
Electronics	9,715	0.1%
Environmental Control	6,143	0.1%
Food	556,256	8.1%
Hand/Machine Tools	43,317	0.6%
Holding Companies - Diversified	20,575	0.3%
Home Builders	65,115	1.0%
Home Furnishings	47,038	0.7%
Household Products/Wares	175,254	2.6%
Housewares	19,556	0.3%
Leisure Time	61,506	0.9%
Machinery - Diversified	10,017	0.1%
Miscellaneous Manufacturing	9,814	0.1%
Office Furnishings	8,278	0.1%
Pharmaceuticals	50,561	0.7%
Retail	47,676	0.7%
Software	38,134	0.6%
Textiles	17,479	0.3%
Toys/Games/Hobbies	48,777	0.7%
Other **	2,463,412	36.1%
Total	$6,835,483	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (58.0%)
Aaron’s, Inc. (Commercial Services)	756	$21,448
Abercrombie & Fitch Co. - Class A (Retail)	756	28,335
Acxiom Corp.* (Software)	756	25,122
Advance Auto Parts, Inc. (Retail)	630	62,483
Aeropostale, Inc.* (Retail)	756	7,023
Alaska Air Group, Inc. (Airlines)	630	44,516
Amazon.com, Inc.* (Internet)	3,528	1,284,298
AMC Networks, Inc.* - Class A (Media)	504	35,325
American Eagle Outfitters, Inc. (Retail)	1,638	25,373
AmerisourceBergen Corp. (Pharmaceuticals)	2,142	139,937
ANN, Inc.* (Retail)	378	13,366
Apollo Group, Inc.* - Class A (Commercial Services)	882	23,541
Ascena Retail Group, Inc.* (Retail)	1,134	22,442
AutoNation, Inc.* (Retail)	630	30,385
AutoZone, Inc.* (Retail)	378	164,313
Avis Budget Group, Inc.* (Commercial Services)	1,008	31,581
Bally Technologies, Inc.* (Entertainment)	378	27,647
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	504	17,494
Bed Bath & Beyond, Inc.* (Retail)	2,016	155,877
Best Buy Co., Inc. (Retail)	2,520	107,856
Big Lots, Inc.* (Retail)	504	18,325
Bob Evans Farms, Inc. (Retail)	252	14,387
Brinker International, Inc. (Retail)	630	27,985
Cabela’s, Inc.* (Retail)	378	22,423
Cablevision Systems Corp. NY - Class A (Media)	2,016	31,349
Cardinal Health, Inc. (Pharmaceuticals)	3,150	184,779
CarMax, Inc.* (Retail)	2,142	100,653
Carnival Corp. - Class A (Leisure Time)	4,158	144,075
Casey’s General Stores, Inc. (Retail)	378	27,549
CBS Corp. - Class B (Media)	5,292	312,969
Charter Communications, Inc.* - Class A (Media)	630	84,571
Chemed Corp. (Commercial Services)	126	8,545
Chico’s FAS, Inc. (Retail)	1,512	25,931
Chipotle Mexican Grill, Inc.* (Retail)	252	132,796
Choice Hotels International, Inc. (Lodging)	252	11,741
Cinemark Holdings, Inc. (Entertainment)	1,008	33,072
Comcast Corp. - Class A (Media)	24,570	1,169,041
Copart, Inc.* (Retail)	1,008	32,488
Costco Wholesale Corp. (Retail)	4,158	490,644
Cracker Barrel Old Country Store, Inc. (Retail)	252	27,687
CST Brands, Inc. (Retail)	630	20,311
CVS Caremark Corp. (Retail)	11,592	721,717
Darden Restaurants, Inc. (Retail)	1,260	64,928
Delta Air Lines, Inc. (Airlines)	8,064	212,728
DeVry, Inc. (Commercial Services)	504	18,094
Dick’s Sporting Goods, Inc. (Retail)	1,008	53,636
Dillards, Inc. - Class A (Retail)	252	20,659
DIRECTV* - Class A (Media)	4,788	299,202
Discovery Communications, Inc.* - Class A (Media)	2,142	190,467
DISH Network Corp. - Class A (Media)	2,016	97,171
Dolby Laboratories, Inc. - Class A (Entertainment)	504	18,013
Dollar General Corp.* (Retail)	2,772	160,167
Dollar Tree, Inc.* (Retail)	2,142	125,093
Domino’s Pizza, Inc. (Retail)	504	33,798
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	630	21,571
DSW, Inc. - Class A (Retail)	378	33,139
Dun & Bradstreet Corp. (Software)	378	41,123
Dunkin’ Brands Group, Inc. (Retail)	1,008	48,061
eBay, Inc.* (Internet)	10,962	577,807
Expedia, Inc. (Internet)	1,008	59,351
Express, Inc.* (Retail)	882	20,471
FactSet Research Systems, Inc. (Media)	378	41,179
Family Dollar Stores, Inc. (Retail)	882	60,752
Foot Locker, Inc. (Retail)	1,386	48,094
GameStop Corp. - Class A (Retail)	1,134	62,166
Gannett Co., Inc. (Media)	2,142	59,269
Genesco, Inc.* (Retail)	252	17,164
GNC Holdings, Inc. - Class A (Retail)	882	51,880
Group 1 Automotive, Inc. (Retail)	252	16,128
Groupon, Inc.* (Internet)	3,528	32,211
GUESS?, Inc. (Retail)	504	15,750
H & R Block, Inc. (Commercial Services)	2,520	71,668
Harris Teeter Supermarkets, Inc. (Food)	504	24,857
Hertz Global Holdings, Inc.* (Commercial Services)	3,528	81,002
Hillenbrand, Inc. (Miscellaneous Manufacturing)	630	17,779
HSN, Inc. (Retail)	252	13,205
Hyatt Hotels Corp.* - Class A (Lodging)	504	23,990
IHS, Inc.* - Class A (Computers)	630	68,702
International Game Technology (Entertainment)	2,394	45,008
J.C. Penney Co., Inc.* (Retail)	2,772	20,790
Jack in the Box, Inc.* (Retail)	378	15,377
JetBlue Airways Corp.* (Airlines)	2,016	14,293
John Wiley & Sons, Inc. (Media)	378	19,010
Kar Auction Services, Inc. (Commercial Services)	1,008	29,957
Kohls Corp. (Retail)	1,890	107,352
Kroger Co. (Food)	4,914	210,516
L Brands, Inc. (Retail)	2,268	141,999
Lamar Advertising Co.* - Class A (Advertising)	630	28,797
Las Vegas Sands Corp. (Lodging)	3,654	256,583
Liberty Global PLC* - Class A (Media)	3,528	276,490
Liberty Media Corp.* (Media)	1,008	154,133
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,536	122,291
Liberty Ventures* (Internet)	378	40,586
Life Time Fitness, Inc.* (Leisure Time)	378	17,169
Live Nation, Inc.* (Commercial Services)	1,386	26,944

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lowe’s Cos., Inc. (Retail)	9,828	$489,238
Lumber Liquidators Holdings, Inc.* (Retail)	252	28,776
Macy’s, Inc. (Retail)	3,528	162,676
Madison Square Garden, Inc.* - Class A (Entertainment)	630	38,128
Marriott International, Inc. - Class A (Lodging)	2,142	96,568
Marriott Vacations Worldwide Corp.* (Entertainment)	252	12,620
McDonald’s Corp. (Retail)	9,450	912,113
McKesson Corp. (Pharmaceuticals)	2,142	334,881
Meredith Corp. (Media)	378	19,391
MGM Resorts International* (Lodging)	3,150	59,976
Morningstar, Inc. (Commercial Services)	252	20,233
Murphy USA, Inc.* (Oil & Gas)	378	15,339
Neilsen Holdings N.V. (Media)	2,016	79,511
Netflix, Inc.* (Internet)	504	162,530
News Corp.* - Class A (Media)	4,662	82,051
Nordstrom, Inc. (Retail)	1,386	83,811
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	378	12,104
Omnicare, Inc. (Pharmaceuticals)	1,008	55,591
Omnicom Group, Inc. (Advertising)	2,394	163,055
OpenTable, Inc.* (Internet)	252	17,509
O’Reilly Automotive, Inc.* (Retail)	1,008	124,800
Panera Bread Co.* - Class A (Retail)	252	39,796
Papa John’s International, Inc. (Retail)	126	9,534
Penn National Gaming, Inc.* (Entertainment)	630	36,861
PetSmart, Inc. (Retail)	1,008	73,342
Pier 1 Imports, Inc. (Retail)	1,008	21,047
Priceline.com, Inc.* (Internet)	504	531,130
Regal Entertainment Group - Class A (Entertainment)	756	14,372
Rent-A-Center, Inc. (Commercial Services)	504	17,257
Rite Aid Corp.* (Retail)	7,812	41,638
Rollins, Inc. (Commercial Services)	630	17,413
Ross Stores, Inc. (Retail)	2,016	155,938
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,512	63,564
Safeway, Inc. (Food)	2,268	79,153
Saks, Inc.* (Retail)	1,008	16,118
Sally Beauty Holdings, Inc.* (Retail)	1,386	36,480
Scripps Networks Interactive - Class A (Media)	1,008	81,144
Sears Holdings Corp.* (Retail)	378	21,954
Service Corp. International (Commercial Services)	2,016	36,308
Shutterfly, Inc.* (Internet)	378	18,575
Signet Jewelers, Ltd. (Retail)	756	56,443
Sinclair Broadcast Group, Inc. - Class A (Media)	630	20,198
Sirius XM Radio, Inc. (Media)	29,610	111,630
Six Flags Entertainment Corp. (Entertainment)	882	33,172
Sotheby’s - Class A (Commercial Services)	630	32,697
Southwest Airlines Co. (Airlines)	6,678	114,995
Spirit Airlines, Inc.* (Airlines)	630	27,185
Staples, Inc. (Retail)	6,174	99,525
Starbucks Corp. (Retail)	7,056	571,889
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,890	139,142
Starz - Liberty Capital* (Media)	882	26,592
Sysco Corp. (Food)	5,544	179,293
Target Corp. (Retail)	5,922	383,686
The Buckle, Inc. (Retail)	252	12,333
The Cheesecake Factory, Inc. (Retail)	504	23,814
The Children’s Place Retail Stores, Inc.* (Retail)	252	13,757
The Fresh Market, Inc.* (Food)	378	19,244
The Gap, Inc. (Retail)	2,646	97,876
The Home Depot, Inc. (Retail)	13,482	1,050,112
The Interpublic Group of Cos., Inc. (Advertising)	3,906	65,621
The Men’s Wearhouse, Inc. (Retail)	378	15,989
The New York Times Co. - Class A (Media)	1,134	15,683
The Wendy’s Co. (Retail)	2,646	22,994
Tiffany & Co. (Retail)	1,008	79,803
Time Warner Cable, Inc. (Media)	2,646	317,917
Time Warner, Inc. (Media)	8,694	597,626
TJX Cos., Inc. (Retail)	6,678	405,956
Tractor Supply Co. (Retail)	1,260	89,901
TripAdvisor, Inc.* (Internet)	1,008	83,371
Twenty-First Century Fox, Inc. - Class A (Media)	18,648	635,525
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	630	81,176
United Continental Holdings, Inc.* (Airlines)	3,402	115,497
United Natural Foods, Inc.* (Food)	504	36,011
Urban Outfitters, Inc.* (Retail)	1,008	38,183
US Airways Group, Inc.* (Airlines)	1,764	38,755
Vail Resorts, Inc. (Entertainment)	378	26,630
ValueClick, Inc.* (Internet)	630	12,102
VCA Antech, Inc.* (Pharmaceuticals)	882	25,093
Viacom, Inc. - Class B (Media)	4,032	335,825
Vitamin Shoppe, Inc.* (Retail)	252	11,821
Walgreen Co. (Retail)	8,190	485,176
Wal-Mart Stores, Inc. (Retail)	15,246	1,170,130
Walt Disney Co. (Media)	15,624	1,071,650
Washington Post Co. - Class B (Media)	126	81,058
Weight Watchers International, Inc. (Commercial Services)	252	8,092
Whole Foods Market, Inc. (Food)	3,528	222,723
Williams-Sonoma, Inc. (Retail)	882	46,252
Wyndham Worldwide Corp. (Lodging)	1,260	83,664
Wynn Resorts, Ltd. (Lodging)	756	125,685
YUM! Brands, Inc. (Retail)	4,158	281,164
TOTAL COMMON STOCKS (Cost $18,919,956)		24,163,151

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(42.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $17,720,023	$17,720,000	$17,720,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,720,000)		17,720,000

TOTAL INVESTMENT SECURITIES (Cost $36,639,956) - 100.5%		41,883,151
Net other assets (liabilities) - (0.5)%		(195,097)

NET ASSETS - 100.0%		$41,688,054

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $7,669,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$18,706,249	$310,029
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	19,680,178	316,870
		$626,899

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Advertising	$257,473	0.6%
Airlines	567,970	1.4%
Commercial Services	444,781	1.1%
Computers	68,702	0.2%
Distribution/Wholesale	17,494	NM
Entertainment	307,094	0.7%
Food	771,797	1.9%
Internet	2,941,761	7.1%
Leisure Time	236,912	0.6%
Lodging	797,350	1.9%
Media	6,245,975	15.0%
Miscellaneous Manufacturing	17,779	NM
Oil & Gas	15,339	NM
Pharmaceuticals	740,280	1.8%
Retail	10,666,199	25.5%
Software	66,245	0.2%
Other **	17,524,903	42.0%
Total	$41,688,054	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (69.1%)
ACE, Ltd. (Insurance)	752	$71,771
Affiliated Managers Group, Inc.* (Diversified Financial Services)	94	18,559
AFLAC, Inc. (Insurance)	1,034	67,189
Alexander & Baldwin, Inc.* (Real Estate)	94	3,478
Alexandria Real Estate Equities, Inc. (REIT)	188	12,367
Allied World Assurance Co. Holdings, Ltd. (Insurance)	94	10,179
Allstate Corp. (Insurance)	1,034	54,864
American Campus Communities, Inc. (REIT)	282	9,746
American Capital Agency Corp. (REIT)	940	20,417
American Express Co. (Diversified Financial Services)	2,162	176,852
American Financial Group, Inc. (Insurance)	188	10,577
American International Group, Inc. (Insurance)	3,384	174,783
American Realty Capital Properties, Inc. (REIT)	470	6,237
American Tower Corp. (REIT)	940	74,589
Ameriprise Financial, Inc. (Diversified Financial Services)	470	47,254
Annaly Mortgage Management, Inc. (REIT)	2,162	25,490
Aon PLC (Insurance)	752	59,476
Apartment Investment and Management Co. - Class A (REIT)	376	10,520
Arch Capital Group, Ltd.* (Insurance)	282	16,345
Argo Group International Holdings, Ltd. (Insurance)	94	3,946
ARMOUR Residential REIT, Inc. (REIT)	846	3,486
Arthur J. Gallagher & Co. (Insurance)	282	13,381
Aspen Insurance Holdings, Ltd. (Insurance)	188	7,334
Associated Banc-Corp. (Banks)	376	6,114
Assurant, Inc. (Insurance)	188	10,994
Assured Guaranty, Ltd. (Insurance)	376	7,708
AvalonBay Communities, Inc. (REIT)	282	35,264
Axis Capital Holdings, Ltd. (Insurance)	282	13,372
BancorpSouth, Inc. (Banks)	188	4,155
Bank of America Corp. (Banks)	24,910	347,744
Bank of Hawaii Corp. (Banks)	94	5,450
Bank of New York Mellon Corp. (Banks)	2,632	83,698
BB&T Corp. (Banks)	1,598	54,284
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,136	475,970
BioMed Realty Trust, Inc. (REIT)	470	9,362
BlackRock, Inc. (Diversified Financial Services)	282	84,828
BOK Financial Corp. (Banks)	94	5,756
Boston Properties, Inc. (REIT)	376	38,916
Brandywine Realty Trust (REIT)	376	5,350
BRE Properties, Inc. - Class A (REIT)	188	10,267
Brown & Brown, Inc. (Insurance)	282	9,004
Camden Property Trust (REIT)	188	12,070
Capital One Financial Corp. (Banks)	1,316	90,370
CapitalSource, Inc. (Banks)	470	6,148
Capitol Federal Financial, Inc. (Savings & Loans)	282	3,573
Cash America International, Inc. (Retail)	94	3,708
Cathay Bancorp, Inc. (Banks)	188	4,630
CBL & Associates Properties, Inc. (REIT)	376	7,449
CBOE Holdings, Inc. (Diversified Financial Services)	188	9,118
CBRE Group, Inc.* - Class A (Real Estate)	658	15,285
Chimera Investment Corp. (REIT)	2,350	7,121
Cincinnati Financial Corp. (Insurance)	376	18,800
CIT Group, Inc.* (Banks)	470	22,635
Citigroup, Inc. (Banks)	7,050	343,899
City National Corp. (Banks)	94	6,778
CME Group, Inc. (Diversified Financial Services)	752	55,806
CNO Financial Group, Inc. (Insurance)	470	7,323
Cole Real Estate Investment, Inc. (REIT)	940	13,348
Comerica, Inc. (Banks)	470	20,351
Commerce Bancshares, Inc. (Banks)	188	8,650
CommonWealth REIT (REIT)	282	6,872
Corporate Office Properties Trust (REIT)	188	4,625
Corrections Corp. of America (REIT)	282	10,434
CubeSmart (REIT)	282	5,152
Cullen/Frost Bankers, Inc. (Banks)	94	6,654
CYS Investments, Inc. (REIT)	376	3,192
DCT Industrial Trust, Inc. (REIT)	752	5,828
DDR Corp. (REIT)	564	9,560
DiamondRock Hospitality Co. (REIT)	470	5,353
Digital Realty Trust, Inc. (REIT)	282	13,440
Discover Financial Services (Diversified Financial Services)	1,128	58,521
Douglas Emmett, Inc. (REIT)	282	7,030
Duke Realty Corp. (REIT)	752	12,461
DuPont Fabros Technology, Inc. (REIT)	188	4,672
E*TRADE Financial Corp.* (Diversified Financial Services)	658	11,127
East West Bancorp, Inc. (Banks)	282	9,501
EastGroup Properties, Inc. (REIT)	94	5,984
Eaton Vance Corp. (Diversified Financial Services)	282	11,790
Endurance Specialty Holdings, Ltd. (Insurance)	94	5,197
EPR Properties (REIT)	94	4,829
Equity Lifestyle Properties, Inc. (REIT)	188	7,142
Equity Residential (REIT)	752	39,375
Erie Indemnity Co. - Class A (Insurance)	94	6,751
Essex Property Trust, Inc. (REIT)	94	15,134
Everest Re Group, Ltd. (Insurance)	94	14,452
Extra Space Storage, Inc. (REIT)	282	12,969
F.N.B. Corp. (Banks)	376	4,704
Federal Realty Investment Trust (REIT)	188	19,477
Federated Investors, Inc. - Class B (Diversified Financial Services)	188	5,099
Fidelity National Title Group, Inc. - Class A (Insurance)	470	13,231
Fifth Third Bancorp (Banks)	2,068	39,354
Financial Engines, Inc. (Diversified Financial Services)	94	5,252

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First American Financial Corp. (Insurance)	282	$7,293
First Financial Bankshares, Inc. (Banks)	94	5,782
First Horizon National Corp. (Banks)	565	6,014
First Niagara Financial Group, Inc. (Savings & Loans)	846	9,331
First Republic Bank (Banks)	282	14,402
FirstMerit Corp. (Banks)	376	8,445
Forest City Enterprises, Inc.* - Class A (Real Estate)	376	7,618
Franklin Resources, Inc. (Diversified Financial Services)	940	50,628
Franklin Street Properties Corp. (REIT)	188	2,482
Fulton Financial Corp. (Banks)	470	5,739
General Growth Properties, Inc. (REIT)	1,316	27,938
Genworth Financial, Inc.* - Class A (Insurance)	1,128	16,390
Glacier Bancorp, Inc. (Banks)	188	5,194
Greenhill & Co., Inc. (Diversified Financial Services)	94	4,822
Hancock Holding Co. (Banks)	188	6,163
Hanover Insurance Group, Inc. (Insurance)	94	5,503
Hartford Financial Services Group, Inc. (Insurance)	1,034	34,846
Hatteras Financial Corp. (REIT)	188	3,422
HCC Insurance Holdings, Inc. (Insurance)	188	8,582
HCP, Inc. (REIT)	1,034	42,911
Health Care REIT, Inc. (REIT)	658	42,671
Healthcare Realty Trust, Inc. (REIT)	188	4,514
Highwoods Properties, Inc. (REIT)	188	7,257
Home Properties, Inc. (REIT)	94	5,669
Hospitality Properties Trust (REIT)	282	8,285
Host Hotels & Resorts, Inc. (REIT)	1,786	33,130
Hudson City Bancorp, Inc. (Savings & Loans)	1,128	10,129
Huntington Bancshares, Inc. (Banks)	1,880	16,544
IBERIABANK Corp. (Banks)	94	5,492
ING US, Inc. (Insurance)	188	5,832
IntercontinentalExchange, Inc.* (Diversified Financial Services)	188	36,233
International Bancshares Corp. (Banks)	94	2,148
Invesco Mortgage Capital, Inc. (REIT)	282	4,357
Invesco, Ltd. (Diversified Financial Services)	1,034	34,898
J.P. Morgan Chase & Co. (Banks)	8,742	450,563
Janus Capital Group, Inc. (Diversified Financial Services)	376	3,711
Jones Lang LaSalle, Inc. (Real Estate)	94	8,949
Kemper Corp. (Insurance)	94	3,480
KeyCorp (Banks)	2,162	27,090
Kilroy Realty Corp. (REIT)	188	9,994
Kimco Realty Corp. (REIT)	940	20,191
LaSalle Hotel Properties (REIT)	188	5,837
Legg Mason, Inc. (Diversified Financial Services)	282	10,849
Lexington Realty Trust (REIT)	470	5,499
Liberty Property Trust (REIT)	376	13,983
Lincoln National Corp. (Insurance)	658	29,880
Loews Corp. (Insurance)	752	36,329
LPL Financial Holdings, Inc. (Diversified Financial Services)	188	7,659
M&T Bank Corp. (Banks)	282	31,733
Mack-Cali Realty Corp. (REIT)	188	3,865
Marsh & McLennan Cos., Inc. (Insurance)	1,316	60,273
MasterCard, Inc. - Class A (Commercial Services)	282	202,222
MB Financial, Inc. (Banks)	94	2,792
MBIA, Inc.* (Insurance)	376	4,275
McGraw Hill Financial, Inc. (Commercial Services)	658	45,849
Medical Properties Trust, Inc. (REIT)	376	4,903
Mercury General Corp. (Insurance)	94	4,377
MetLife, Inc. (Insurance)	2,632	124,520
MFA Financial, Inc. (REIT)	846	6,269
MGIC Investment Corp.* (Insurance)	752	6,121
Mid-America Apartment Communities, Inc. (REIT)	188	12,483
Montpelier Re Holdings, Ltd. (Insurance)	94	2,595
Moody’s Corp. (Commercial Services)	470	33,211
Morgan Stanley Dean Witter & Co. (Banks)	3,196	91,821
MSCI, Inc.* - Class A (Software)	282	11,497
NASDAQ Stock Market, Inc. (Diversified Financial Services)	282	9,991
National Penn Bancshares, Inc. (Banks)	282	2,924
National Retail Properties, Inc. (REIT)	282	9,701
New York Community Bancorp (Savings & Loans)	1,034	16,762
Northern Trust Corp. (Banks)	564	31,821
NYSE Euronext (Diversified Financial Services)	564	24,827
Ocwen Financial Corp.* (Diversified Financial Services)	282	15,857
Old National Bancorp (Banks)	188	2,734
Old Republic International Corp. (Insurance)	564	9,470
OMEGA Healthcare Investors, Inc. (REIT)	282	9,374
PartnerRe, Ltd. (Insurance)	94	9,420
People’s United Financial, Inc. (Savings & Loans)	752	10,851
Piedmont Office Realty Trust, Inc. - Class A (REIT)	376	6,948
Platinum Underwriters Holdings, Ltd. (Insurance)	94	5,846
Plum Creek Timber Co., Inc. (REIT)	376	17,070
PNC Financial Services Group (Banks)	1,222	89,854
Popular, Inc.* (Banks)	282	7,121
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	94	5,588
Post Properties, Inc. (REIT)	94	4,300
Potlatch Corp. (REIT)	94	3,838
Primerica, Inc. (Insurance)	94	4,037
Principal Financial Group, Inc. (Insurance)	658	31,229
PrivateBancorp, Inc. (Banks)	188	4,580
ProAssurance Corp. (Insurance)	188	8,520

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Progressive Corp. (Insurance)	1,316	$34,177
Prologis, Inc. (REIT)	1,128	45,063
Prosperity Bancshares, Inc. (Banks)	94	5,870
Protective Life Corp. (Insurance)	188	8,663
Prudential Financial, Inc. (Insurance)	1,034	84,157
Public Storage, Inc. (REIT)	376	62,780
Radian Group, Inc. (Insurance)	376	5,478
Raymond James Financial Corp. (Diversified Financial Services)	282	12,873
Rayonier, Inc. (REIT)	282	13,260
Realogy Holdings Corp.* (Real Estate)	376	15,468
Realty Income Corp. (REIT)	470	19,576
Redwood Trust, Inc. (REIT)	188	3,294
Regency Centers Corp. (REIT)	188	9,712
Regions Financial Corp. (Banks)	3,196	30,777
Reinsurance Group of America, Inc. (Insurance)	188	13,382
RenaissanceRe Holdings (Insurance)	94	8,809
Retail Properties of America, Inc. (REIT)	376	5,381
RLJ Lodging Trust (REIT)	282	7,123
Ryman Hospitality Properties, Inc. (REIT)	94	3,470
SEI Investments Co. (Commercial Services)	376	12,479
Selective Insurance Group, Inc. (Insurance)	94	2,469
Senior Housing Properties Trust (REIT)	470	11,581
Signature Bank* (Banks)	94	9,571
Simon Property Group, Inc. (REIT)	752	116,221
SL Green Realty Corp. (REIT)	188	17,779
SLM Corp. (Diversified Financial Services)	1,034	26,233
Sovran Self Storage, Inc. (REIT)	94	7,190
Spirit Realty Capital, Inc. (REIT)	846	8,849
St. Joe Co.* (Real Estate)	188	3,510
StanCorp Financial Group, Inc. (Insurance)	94	5,537
Starwood Property Trust, Inc. (REIT)	470	12,074
State Street Corp. (Banks)	1,034	72,452
Stifel Financial Corp.* (Diversified Financial Services)	94	3,849
Sunstone Hotel Investors, Inc. (REIT)	376	4,982
SunTrust Banks, Inc. (Banks)	1,222	41,108
Susquehanna Bancshares, Inc. (Banks)	470	5,539
SVB Financial Group* (Banks)	94	9,003
Synovus Financial Corp. (Banks)	2,256	7,332
T. Rowe Price Group, Inc. (Diversified Financial Services)	564	43,659
Tanger Factory Outlet Centers, Inc. (REIT)	188	6,552
Taubman Centers, Inc. (REIT)	188	12,369
TCF Financial Corp. (Banks)	376	5,708
TD Ameritrade Holding Corp. (Diversified Financial Services)	564	15,375
Texas Capital Bancshares, Inc.* (Banks)	94	4,893
The Charles Schwab Corp. (Diversified Financial Services)	2,726	61,744
The Chubb Corp. (Insurance)	564	51,933
The Geo Group, Inc. (REIT)	188	6,631
The Goldman Sachs Group, Inc. (Banks)	940	151,208
The Howard Hughes Corp.* (Real Estate)	94	11,003
The Macerich Co. (REIT)	282	16,697
The Travelers Cos., Inc. (Insurance)	846	73,010
Torchmark Corp. (Insurance)	188	13,698
Trustmark Corp. (Banks)	188	5,106
Two Harbors Investment Corp. (REIT)	846	7,893
U.S. Bancorp (Banks)	4,230	158,033
UDR, Inc. (REIT)	564	13,993
UMB Financial Corp. (Banks)	94	5,538
Umpqua Holdings Corp. (Banks)	282	4,616
United Bankshares, Inc. (Banks)	94	2,781
UnumProvident Corp. (Insurance)	658	20,885
Validus Holdings, Ltd. (Insurance)	282	11,133
Valley National Bancorp (Banks)	470	4,583
Ventas, Inc. (REIT)	658	42,928
Visa, Inc. - Class A (Commercial Services)	1,222	240,331
Vornado Realty Trust (REIT)	376	33,487
W.R. Berkley Corp. (Insurance)	282	12,383
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	188	11,609
Washington Federal, Inc. (Savings & Loans)	282	6,424
Washington REIT (REIT)	188	4,927
Webster Financial Corp. (Banks)	188	5,243
Weingarten Realty Investors (REIT)	282	8,948
Wells Fargo & Co. (Banks)	11,186	477,530
Westamerica Bancorp (Banks)	94	4,839
Western Union Co. (Commercial Services)	1,316	22,398
Weyerhaeuser Co. (REIT)	1,316	40,006
Willis Group Holdings PLC (Insurance)	376	16,946
Wintrust Financial Corp. (Banks)	94	4,090
WP Carey, Inc. (Real Estate)	94	6,261
XL Group PLC (Insurance)	658	20,115
Zions Bancorp (Banks)	470	13,334
TOTAL COMMON STOCKS (Cost $4,166,610)		7,713,358

	Principal Amount
Repurchase Agreements(a)(b)(36.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $4,062,005	$4,062,000	4,062,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,062,000)		4,062,000

TOTAL INVESTMENT SECURITIES (Cost $8,228,610) - 105.5%		11,775,358
Net other assets (liabilities) - (5.5)%		(618,528)

NET ASSETS - 100.0%		$11,156,830

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,969,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$4,544,377	$(37,200)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,468,160	(47,392)
		$(84,592)

Financials UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Banks	$2,918,984	26.3%
Commercial Services	556,490	5.0%
Diversified Financial Services	864,611	7.7%
Insurance	1,874,239	16.8%
Real Estate	71,573	0.6%
REIT	1,355,186	12.1%
Retail	3,708	NM
Savings & Loans	57,070	0.5%
Software	11,497	0.1%
Other **	3,443,472	30.9%
Total	$11,156,830	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (61.5%)
Abbott Laboratories (Pharmaceuticals)	9,752	$356,436
AbbVie, Inc. (Pharmaceuticals)	9,964	482,756
Acorda Therapeutics, Inc.* (Biotechnology)	212	6,489
Actavis PLC* (Pharmaceuticals)	1,060	163,855
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	106	8,779
Aetna, Inc. (Healthcare - Services)	2,332	146,216
Alere, Inc.* (Healthcare - Products)	530	17,877
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,272	156,392
Align Technology, Inc.* (Healthcare - Products)	424	24,193
Alkermes PLC* (Pharmaceuticals)	848	29,841
Allergan, Inc. (Pharmaceuticals)	1,908	172,884
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	318	18,320
Amgen, Inc. (Biotechnology)	4,770	553,320
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,378	6,049
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,166	2,565
Bard (C.R.), Inc. (Healthcare - Products)	530	72,197
Baxter International, Inc. (Healthcare - Products)	3,392	223,431
Becton, Dickinson & Co. (Healthcare - Products)	1,272	133,725
Biogen Idec, Inc.* (Biotechnology)	1,484	362,378
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	848	53,271
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	106	13,093
Boston Scientific Corp.* (Healthcare - Products)	8,480	99,131
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,388	545,578
Brookdale Senior Living, Inc.* (Healthcare - Services)	636	17,223
CareFusion Corp.* (Healthcare - Products)	1,378	53,425
Celgene Corp.* (Biotechnology)	2,544	377,759
Centene Corp.* (Healthcare - Services)	318	17,859
Cepheid, Inc.* (Healthcare - Products)	424	17,265
Charles River Laboratories International, Inc.* (Biotechnology)	318	15,649
CIGNA Corp. (Healthcare - Services)	1,802	138,718
Community Health Systems, Inc. (Healthcare - Services)	636	27,749
Covance, Inc.* (Healthcare - Services)	318	28,385
Covidien PLC (Healthcare - Products)	2,862	183,483
Cubist Pharmaceuticals, Inc.* (Biotechnology)	424	26,288
DaVita, Inc.* (Healthcare - Services)	1,060	59,583
DENTSPLY International, Inc. (Healthcare - Products)	848	39,941
Edwards Lifesciences Corp.* (Healthcare - Products)	742	48,371
Eli Lilly & Co. (Pharmaceuticals)	6,254	311,574
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	742	32,448
Express Scripts Holding Co.* (Pharmaceuticals)	5,088	318,102
Forest Laboratories, Inc.* (Pharmaceuticals)	1,484	69,793
Gilead Sciences, Inc.* (Biotechnology)	9,646	684,771
Haemonetics Corp.* (Healthcare - Products)	318	12,898
HCA Holdings, Inc. (Healthcare - Services)	1,696	79,949
Health Management Associates, Inc.* - Class A (Healthcare - Services)	1,590	20,384
Health Net, Inc.* (Healthcare - Services)	530	16,112
Healthcare Services Group, Inc. (Commercial Services)	424	11,613
HealthSouth Corp. (Healthcare - Services)	530	18,608
Henry Schein, Inc.* (Healthcare - Products)	530	59,588
Hill-Rom Holdings, Inc. (Healthcare - Products)	318	13,130
HMS Holdings Corp.* (Commercial Services)	530	11,199
Hologic, Inc.* (Healthcare - Products)	1,696	37,973
Hospira, Inc.* (Healthcare - Products)	1,060	42,951
Humana, Inc. (Healthcare - Services)	954	87,911
IDEXX Laboratories, Inc.* (Healthcare - Products)	318	34,299
Illumina, Inc.* (Biotechnology)	742	69,384
Impax Laboratories, Inc.* (Pharmaceuticals)	424	8,590
Incyte Corp.* (Biotechnology)	848	33,072
Intuitive Surgical, Inc.* (Healthcare - Products)	212	78,758
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	742	24,686
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	318	28,855
Johnson & Johnson (Pharmaceuticals)	17,702	1,639,382
Laboratory Corp. of America Holdings* (Healthcare - Services)	530	53,477
Life Technologies Corp.* (Biotechnology)	1,060	79,829
LifePoint Hospitals, Inc.* (Healthcare - Services)	318	16,422
Magellan Health Services, Inc.* (Healthcare - Services)	212	12,444
Mallinckrodt PLC* (Pharmaceuticals)	318	13,359
Masimo Corp. (Healthcare - Products)	318	8,147
Medivation, Inc.* (Pharmaceuticals)	424	25,381
Mednax, Inc.* (Healthcare - Services)	318	34,668
Medtronic, Inc. (Healthcare - Products)	6,254	358,981
Merck & Co., Inc. (Pharmaceuticals)	18,338	826,860
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,438	92,327
Myriad Genetics, Inc.* (Biotechnology)	530	12,921
Nektar Therapeutics, Inc.* (Pharmaceuticals)	742	7,056
Owens & Minor, Inc. (Distribution/Wholesale)	424	15,866
PAREXEL International Corp.* (Commercial Services)	318	14,536
Patterson Cos., Inc. (Healthcare - Products)	530	22,530
PDL BioPharma, Inc. (Biotechnology)	848	6,860
Perrigo Co. (Pharmaceuticals)	636	87,698
Pfizer, Inc. (Pharmaceuticals)	41,552	1,274,815
Pharmacyclics, Inc.* (Pharmaceuticals)	424	50,303

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quest Diagnostics, Inc. (Healthcare - Services)	954	$57,154
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	318	19,516
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	530	152,428
ResMed, Inc. (Healthcare - Products)	848	43,876
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	424	30,422
Seattle Genetics, Inc.* (Biotechnology)	742	28,663
Sirona Dental Systems, Inc.* (Healthcare - Products)	318	22,976
St. Jude Medical, Inc. (Healthcare - Products)	1,802	103,417
STERIS Corp. (Healthcare - Products)	424	19,161
Stryker Corp. (Healthcare - Products)	1,802	133,096
Team Health Holdings, Inc.* (Commercial Services)	424	18,419
Techne Corp. (Healthcare - Products)	212	18,527
Teleflex, Inc. (Healthcare - Products)	212	19,542
Tenet Healthcare Corp.* (Healthcare - Services)	636	30,013
The Cooper Cos., Inc. (Healthcare - Products)	318	41,089
Theravance, Inc.* (Pharmaceuticals)	424	15,535
Thermo Fisher Scientific, Inc. (Electronics)	2,226	217,658
Thoratec Corp.* (Healthcare - Products)	318	13,734
United Therapeutics Corp.* (Biotechnology)	318	28,149
UnitedHealth Group, Inc. (Healthcare - Services)	6,360	434,134
Universal Health Services, Inc. - Class B (Healthcare - Services)	530	42,697
Varian Medical Systems, Inc.* (Healthcare - Products)	636	46,161
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,484	105,869
ViroPharma, Inc.* (Pharmaceuticals)	424	16,460
VIVUS, Inc.* (Pharmaceuticals)	636	5,972
Waters Corp.* (Electronics)	530	53,488
WellCare Health Plans, Inc.* (Healthcare - Services)	318	21,204
WellPoint, Inc. (Healthcare - Services)	1,908	161,798
West Pharmaceutical Services, Inc. (Healthcare - Products)	424	20,500
Zimmer Holdings, Inc. (Healthcare - Products)	1,060	92,718
Zoetis, Inc. (Pharmaceuticals)	3,180	100,679
TOTAL COMMON STOCKS
(Cost $8,933,568)		13,576,039

	Principal Amount
Repurchase Agreements(a)(b)(42.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $9,273,012	$9,273,000	9,273,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,273,000)		9,273,000

TOTAL INVESTMENT SECURITIES
(Cost $18,206,568) - 103.5%		22,849,039
Net other assets (liabilities) - (3.5)%		(769,927)

NET ASSETS - 100.0%		$22,079,112

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $4,289,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$9,180,434	$(31,923)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	10,361,383	(26,793)
		$(58,716)

Health Care UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Biotechnology	$2,749,027	12.5%
Commercial Services	55,767	0.3%
Distribution/Wholesale	15,866	0.1%
Electronics	271,146	1.2%
Healthcare - Products	2,157,090	9.8%
Healthcare - Services	1,522,708	6.9%
Pharmaceuticals	6,804,435	30.7%
Other **	8,503,073	38.5%
Total	$22,079,112	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (58.5%)
3M Co. (Miscellaneous Manufacturing)	4,680	$588,977
ABM Industries, Inc. (Commercial Services)	390	10,729
Acacia Research Corp. (Commercial Services)	390	5,885
Accenture PLC - Class A (Computers)	4,550	334,425
Actuant Corp. - Class A (Miscellaneous Manufacturing)	520	19,531
Acuity Brands, Inc. (Electrical Components & Equipment)	260	26,133
Advisory Board Co.* (Commercial Services)	260	17,836
Aecom Technology Corp.* (Engineering & Construction)	780	24,788
AGCO Corp. (Machinery - Diversified)	650	37,947
Agilent Technologies, Inc. (Electronics)	2,340	118,778
Air Lease Corp. (Diversified Financial Services)	520	15,288
Alliance Data Systems Corp.* (Commercial Services)	390	92,453
Alliant Techsystems, Inc. (Aerospace/Defense)	260	28,306
Ametek, Inc. (Electrical Components & Equipment)	1,690	80,832
Amphenol Corp. - Class A (Electronics)	1,170	93,939
Anixter International, Inc.* (Telecommunications)	130	11,114
Applied Industrial Technologies, Inc. (Machinery - Diversified)	260	12,301
AptarGroup, Inc. (Miscellaneous Manufacturing)	520	33,363
Arrow Electronics, Inc.* (Distribution/Wholesale)	780	37,456
Automatic Data Processing, Inc. (Commercial Services)	3,510	263,144
Avery Dennison Corp. (Household Products/Wares)	650	30,628
Avnet, Inc. (Electronics)	1,040	41,288
Babcock & Wilcox Co. (Machinery - Diversified)	780	25,124
Ball Corp. (Packaging & Containers)	1,040	50,847
BE Aerospace, Inc.* (Aerospace/Defense)	650	52,754
Belden, Inc. (Electrical Components & Equipment)	260	17,488
Bemis Co., Inc. (Packaging & Containers)	780	31,122
Benchmark Electronics, Inc.* (Electronics)	390	8,865
Boeing Co. (Aerospace/Defense)	4,940	644,669
Brady Corp. - Class A (Electronics)	390	11,384
Broadridge Financial Solutions, Inc. (Software)	910	31,996
C.H. Robinson Worldwide, Inc. (Transportation)	1,170	69,896
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	520	37,794
Caterpillar, Inc. (Machinery - Construction & Mining)	4,550	379,288
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	780	57,790
Cintas Corp. (Textiles)	780	41,941
Clarcor, Inc. (Miscellaneous Manufacturing)	390	22,807
Clean Harbors, Inc.* (Environmental Control)	390	24,083
Cognex Corp. (Machinery - Diversified)	650	20,312
Colfax Corp.* (Miscellaneous Manufacturing)	650	36,374
Convergys Corp. (Commercial Services)	780	15,397
Con-way, Inc. (Transportation)	390	16,068
CoreLogic, Inc.* (Commercial Services)	650	21,626
CoStar Group, Inc.* (Commercial Services)	260	46,017
Covanta Holding Corp. (Environmental Control)	910	15,625
Crane Co. (Miscellaneous Manufacturing)	390	24,765
Crown Holdings, Inc.* (Packaging & Containers)	1,040	45,344
CSX Corp. (Transportation)	7,280	189,717
Cummins, Inc. (Machinery - Diversified)	1,300	165,125
Curtiss-Wright Corp. (Aerospace/Defense)	390	19,414
Danaher Corp. (Miscellaneous Manufacturing)	4,290	309,265
Deere & Co. (Machinery - Diversified)	2,730	223,422
Deluxe Corp. (Commercial Services)	390	18,365
DigitalGlobe, Inc.* (Telecommunications)	520	16,546
Donaldson Co., Inc. (Miscellaneous Manufacturing)	910	36,045
Dover Corp. (Miscellaneous Manufacturing)	1,170	107,394
Eagle Materials, Inc. (Building Materials)	390	29,254
Eaton Corp. (Miscellaneous Manufacturing)	3,380	238,492
EMCOR Group, Inc. (Engineering & Construction)	520	19,271
Emerson Electric Co. (Electrical Components & Equipment)	5,070	339,537
EnerSys (Electrical Components & Equipment)	390	25,877
Equifax, Inc. (Commercial Services)	910	58,850
Esterline Technologies Corp.* (Aerospace/Defense)	260	20,842
Euronet Worldwide, Inc.* (Commercial Services)	390	16,926
Exelis, Inc. (Aerospace/Defense)	1,300	21,437
Expeditors International of Washington, Inc. (Transportation)	1,430	64,765
Fastenal Co. (Distribution/Wholesale)	1,950	97,110
FedEx Corp. (Transportation)	2,080	272,480
FEI Co. (Electronics)	260	23,161
Fidelity National Information Services, Inc. (Software)	2,080	101,400
Fiserv, Inc.* (Software)	910	95,304
FleetCor Technologies, Inc.* (Commercial Services)	520	59,983
FLIR Systems, Inc. (Electronics)	1,040	29,619
Flowserve Corp. (Machinery - Diversified)	1,040	72,249
Fluor Corp. (Engineering & Construction)	1,170	86,838
Fortune Brands Home & Security, Inc. (Building Materials)	1,170	50,404
Forward Air Corp. (Transportation)	260	10,525

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Foster Wheeler AG* (Engineering & Construction)	650	$17,544
FTI Consulting, Inc.* (Commercial Services)	260	10,551
GATX Corp. (Trucking & Leasing)	390	20,105
Generac Holdings, Inc. (Electrical Components & Equipment)	520	25,662
General Cable Corp. (Electrical Components & Equipment)	390	12,843
General Dynamics Corp. (Aerospace/Defense)	2,340	202,714
General Electric Co. (Miscellaneous Manufacturing)	72,670	1,899,593
Genesee & Wyoming, Inc.* - Class A (Transportation)	260	25,958
Genpact, Ltd.* (Commercial Services)	780	15,467
Global Payments, Inc. (Commercial Services)	520	30,930
Graco, Inc. (Machinery - Diversified)	390	30,131
Greif, Inc. - Class A (Packaging & Containers)	260	13,907
Harsco Corp. (Miscellaneous Manufacturing)	520	14,498
HEICO Corp. (Aerospace/Defense)	390	20,896
Hexcel Corp.* (Miscellaneous Manufacturing)	780	33,002
Honeywell International, Inc. (Electronics)	5,590	484,820
Hub Group, Inc.* - Class A (Transportation)	260	9,550
Hubbell, Inc. - Class B (Electrical Components & Equipment)	390	41,941
Huntington Ingalls Industries, Inc. (Shipbuilding)	390	27,905
IDEX Corp. (Machinery - Diversified)	520	35,958
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,990	235,582
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,950	131,684
IPG Photonics Corp. (Telecommunications)	260	17,230
Iron Mountain, Inc. (Commercial Services)	1,170	31,052
Itron, Inc.* (Electronics)	260	11,094
ITT Corp. (Miscellaneous Manufacturing)	650	25,825
J.B. Hunt Transport Services, Inc. (Transportation)	650	48,770
Jabil Circuit, Inc. (Electronics)	1,300	27,118
Jack Henry & Associates, Inc. (Computers)	650	35,497
Jacobs Engineering Group, Inc.* (Engineering & Construction)	910	55,346
Joy Global, Inc. (Machinery - Construction & Mining)	780	44,265
Kansas City Southern Industries, Inc. (Transportation)	780	94,786
KBR, Inc. (Engineering & Construction)	1,040	35,922
Kennametal, Inc. (Hand/Machine Tools)	520	23,920
Kirby Corp.* (Transportation)	390	34,511
L-3 Communications Holdings, Inc. (Aerospace/Defense)	650	65,293
Landstar System, Inc. (Transportation)	390	21,563
Lender Processing Services, Inc. (Commercial Services)	650	22,438
Lennox International, Inc. (Building Materials)	390	30,443
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	650	45,006
LinkedIn Corp.* - Class A (Internet)	650	145,386
Littelfuse, Inc. (Electrical Components & Equipment)	130	11,054
Lockheed Martin Corp. (Aerospace/Defense)	1,950	260,013
Louisiana-Pacific Corp.* (Building Materials)	1,040	17,690
Manitowoc Co. (Machinery - Diversified)	910	17,709
Manpower, Inc. (Commercial Services)	520	40,612
Martin Marietta Materials (Building Materials)	390	38,255
Masco Corp. (Building Materials)	2,600	54,938
Matson, Inc. (Transportation)	260	7,043
MAXIMUS, Inc. (Commercial Services)	520	25,194
MDU Resources Group, Inc. (Electric)	1,300	38,714
MeadWestvaco Corp. (Forest Products & Paper)	1,300	45,305
Mettler Toledo International, Inc.* (Electronics)	260	64,340
Mine Safety Appliances Co. (Environmental Control)	260	12,522
Molex, Inc. (Electrical Components & Equipment)	1,040	40,144
Moog, Inc.* - Class A (Aerospace/Defense)	260	15,530
MRC Global, Inc.* (Oil & Gas Services)	780	21,801
MSC Industrial Direct Co. - Class A (Retail)	390	29,784
Mueller Industries, Inc. (Metal Fabricate/Hardware)	260	15,675
National Instruments Corp. (Electronics)	650	18,883
Navistar International Corp.* (Auto Manufacturers)	520	18,803
NeuStar, Inc.* - Class A (Telecommunications)	520	23,878
Nordson Corp. (Machinery - Diversified)	390	28,115
Norfolk Southern Corp. (Transportation)	2,210	190,104
Northrop Grumman Corp. (Aerospace/Defense)	1,690	181,692
Old Dominion Freight Line, Inc.* (Transportation)	520	24,388
Oshkosh Truck Corp.* (Auto Manufacturers)	650	30,934
Outerwall, Inc.* (Diversified Financial Services)	260	16,895
Owens Corning, Inc.* (Building Materials)	780	28,025
Owens-Illinois, Inc.* (Packaging & Containers)	1,170	37,194
PACCAR, Inc. (Auto Manufacturers)	2,470	137,332
Packaging Corp. of America (Packaging & Containers)	650	40,482
Pall Corp. (Miscellaneous Manufacturing)	780	62,806
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,040	121,389
Paychex, Inc. (Commercial Services)	2,340	98,888

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pentair, Ltd. (Miscellaneous Manufacturing)	1,430	$95,938
PerkinElmer, Inc. (Electronics)	780	29,671
PHH Corp.* (Commercial Services)	390	9,380
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,040	263,589
Quanta Services, Inc.* (Commercial Services)	1,560	47,128
R.R. Donnelley & Sons Co. (Commercial Services)	1,300	24,141
Raytheon Co. (Aerospace/Defense)	2,340	192,746
Regal-Beloit Corp. (Hand/Machine Tools)	260	19,066
Republic Services, Inc. (Environmental Control)	1,950	65,267
Robert Half International, Inc. (Commercial Services)	1,040	40,071
Rock-Tenn Co. - Class A (Packaging & Containers)	520	55,646
Rockwell Automation, Inc. (Machinery - Diversified)	1,040	114,826
Rockwell Collins, Inc. (Aerospace/Defense)	910	63,545
Roper Industries, Inc. (Machinery - Diversified)	650	82,427
Ryder System, Inc. (Transportation)	390	25,674
Sealed Air Corp. (Packaging & Containers)	1,430	43,157
Sensata Tech Holding N.V.* (Electronics)	910	34,243
Sherwin-Williams Co. (Chemicals)	650	122,200
Silgan Holdings, Inc. (Packaging & Containers)	260	11,718
Simpson Manufacturing Co., Inc. (Building Materials)	260	9,217
Smith Corp. (Miscellaneous Manufacturing)	520	26,858
Sonoco Products Co. (Packaging & Containers)	780	31,699
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	780	20,818
SPX Corp. (Miscellaneous Manufacturing)	260	23,585
Stericycle, Inc.* (Environmental Control)	650	75,529
TE Connectivity, Ltd. (Electronics)	2,990	153,955
Teekay Shipping Corp. (Transportation)	260	11,292
Teledyne Technologies, Inc.* (Aerospace/Defense)	260	23,093
Terex Corp.* (Machinery - Construction & Mining)	780	27,261
TETRA Tech, Inc.* (Environmental Control)	520	13,588
Texas Industries, Inc.* (Building Materials)	130	6,981
Textron, Inc. (Miscellaneous Manufacturing)	1,950	56,141
The ADT Corp. (Commercial Services)	1,430	62,019
The Brink’s Co. (Commercial Services)	390	12,246
The Corporate Executive Board Co. (Commercial Services)	260	18,954
The Timken Co. (Metal Fabricate/Hardware)	520	27,461
The Valspar Corp. (Chemicals)	520	36,384
Toro Co. (Housewares)	390	22,987
Total System Services, Inc. (Commercial Services)	1,170	34,901
Towers Watson & Co. - Class A (Commercial Services)	520	59,701
TransDigm Group, Inc. (Aerospace/Defense)	390	56,710
Trimble Navigation, Ltd.* (Electronics)	1,820	51,997
Trinity Industries, Inc. (Miscellaneous Manufacturing)	520	26,328
Triumph Group, Inc. (Aerospace/Defense)	390	27,944
Tyco International, Ltd. (Electronics)	3,250	118,788
Union Pacific Corp. (Transportation)	3,250	492,049
United Parcel Service, Inc. - Class B (Transportation)	5,200	510,847
United Rentals, Inc.* (Commercial Services)	650	41,984
United Stationers, Inc. (Distribution/Wholesale)	260	11,554
United Technologies Corp. (Aerospace/Defense)	5,980	635,375
Universal Display Corp.* (Electrical Components & Equipment)	260	8,294
URS Corp. (Engineering & Construction)	520	28,194
USG Corp.* (Building Materials)	650	17,752
UTI Worldwide, Inc. (Transportation)	650	9,880
Valmont Industries, Inc. (Metal Fabricate/Hardware)	130	18,265
Veeco Instruments, Inc.* (Semiconductors)	260	7,595
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,040	71,260
Vishay Intertechnology, Inc.* (Electronics)	910	11,166
Vulcan Materials Co. (Mining)	910	48,731
W.W. Grainger, Inc. (Distribution/Wholesale)	390	104,898
Wabtec Corp. (Machinery - Diversified)	650	42,374
Waste Connections, Inc. (Environmental Control)	910	38,893
Waste Management, Inc. (Environmental Control)	3,120	135,844
Watsco, Inc. (Distribution/Wholesale)	130	12,388
WESCO International, Inc.* (Distribution/Wholesale)	260	22,220
WEX, Inc.* (Commercial Services)	260	24,271
Woodward, Inc. (Electronics)	390	15,635
World Fuel Services Corp. (Retail)	520	19,838
Xylem, Inc. (Machinery - Diversified)	1,300	44,850
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	390	18,841
TOTAL COMMON STOCKS
(Cost $14,713,022)		17,236,839

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $12,019,016	$12,019,000	$12,019,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,019,000)		12,019,000

TOTAL INVESTMENT SECURITIES
(Cost $26,732,022) - 99.3%		29,255,839
Net other assets (liabilities) - 0.7%		220,578

NET ASSETS - 100.0%		$29,476,417

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $5,669,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$13,573,028	$60,212
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	13,409,301	61,862
		$122,074

Industrials UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$2,553,791	8.7%
Auto Manufacturers	187,069	0.6%
Building Materials	282,959	1.0%
Chemicals	158,584	0.5%
Commercial Services	1,348,398	4.6%
Computers	369,922	1.3%
Distribution/Wholesale	285,626	1.0%
Diversified Financial Services	32,183	0.1%
Electric	38,714	0.1%
Electrical Components & Equipment	629,805	2.1%
Electronics	1,348,744	4.6%
Engineering & Construction	325,693	1.1%
Environmental Control	381,351	1.3%
Forest Products & Paper	45,305	0.2%
Hand/Machine Tools	87,992	0.3%
Household Products/Wares	30,628	0.1%
Housewares	22,987	0.1%
Internet	145,386	0.5%
Machinery - Construction & Mining	450,814	1.5%
Machinery - Diversified	971,711	3.3%
Metal Fabricate/Hardware	324,990	1.1%
Mining	48,731	0.2%
Miscellaneous Manufacturing	4,208,037	14.2%
Oil & Gas Services	21,801	0.1%
Packaging & Containers	361,115	1.2%
Retail	49,622	0.2%
Semiconductors	7,595	NM
Shipbuilding	27,905	0.1%
Software	228,700	0.8%
Telecommunications	68,769	0.2%
Textiles	41,941	0.1%
Transportation	2,129,866	7.2%
Trucking & Leasing	20,105	0.1%
Other **	12,239,578	41.5%
Total	$29,476,417	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                        Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (58.6%)
Akamai Technologies, Inc.* (Software)	22,464	$1,005,039
Allscripts Healthcare Solutions, Inc.* (Software)	42,336	585,507
Amazon.com, Inc.* (Internet)	10,584	3,852,893
Concur Technologies, Inc.* (Software)	8,208	858,557
Cornerstone OnDemand, Inc.* (Software)	11,880	562,756
DealerTrack Holdings, Inc.* (Internet)	13,824	515,635
Digital River, Inc.* (Internet)	18,576	331,396
E*TRADE Financial Corp.* (Diversified Financial Services)	50,760	858,352
EarthLink, Inc. (Internet)	65,232	330,074
eBay, Inc.* (Internet)	46,008	2,425,082
Ebix, Inc. (Software)	25,704	292,512
Equinix, Inc.* (Internet)	6,264	1,011,511
Expedia, Inc. (Internet)	17,712	1,042,883
Facebook, Inc.* - Class A (Internet)	59,400	2,985,444
Google, Inc.* - Class A (Internet)	4,752	4,897,316
Groupon, Inc.* (Internet)	70,848	646,842
IAC/InterActiveCorp (Internet)	14,904	795,725
j2 Global, Inc. (Computers)	12,096	665,038
Juniper Networks, Inc.* (Telecommunications)	57,240	1,066,953
LinkedIn Corp.* - Class A (Internet)	6,480	1,449,382
LivePerson, Inc.* (Computers)	33,264	310,686
Monster Worldwide, Inc.* (Commercial Services)	69,984	302,331
Netflix, Inc.* (Internet)	4,968	1,602,081
NETGEAR, Inc.* (Telecommunications)	15,768	453,488
NetSuite, Inc.* (Software)	6,696	675,492
OpenTable, Inc.* (Internet)	7,344	510,261
Priceline.com, Inc.* (Internet)	2,376	2,503,900
Rackspace Hosting, Inc.* (Internet)	18,360	940,583
Salesforce.com, Inc.* (Software)	35,856	1,913,276
Sapient Corp.* (Internet)	34,776	549,809
Sonus Networks, Inc.* (Telecommunications)	121,608	364,824
TD Ameritrade Holding Corp. (Diversified Financial Services)	35,640	971,546
Tibco Software, Inc.* (Internet)	31,320	769,219
TripAdvisor, Inc.* (Internet)	14,688	1,214,844
United Online, Inc. (Internet)	6,912	84,257
ValueClick, Inc.* (Internet)	23,544	452,280
VeriSign, Inc.* (Internet)	19,872	1,078,652
VirnetX Holding Corp.* (Internet)	19,872	432,017
Vocus, Inc.* (Internet)	21,816	188,708
Yahoo!, Inc.* (Internet)	61,776	2,034,284
TOTAL COMMON STOCKS (Cost $32,622,138)		43,531,435

	Principal Amount
Repurchase Agreements(a)(b)(42.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $31,308,041	$31,308,000	31,308,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,308,000)		31,308,000

TOTAL INVESTMENT SECURITIES (Cost $63,930,138) - 100.7%		74,839,435
Net other assets (liabilities) - (0.7)%		(505,849)

NET ASSETS - 100.0%		$74,333,586

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $14,924,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$34,119,974	$(213,015)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	33,747,840	(183,761)
		$(396,776)

Internet UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Commercial Services	$302,331	0.4%
Computers	975,724	1.3%
Diversified Financial Services	1,829,898	2.5%
Internet	32,645,078	44.0%
Software	5,893,139	7.9%
Telecommunications	1,885,265	2.5%
Other **	30,802,151	41.4%
Total	$74,333,586	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (53.3%)
Crown Castle International Corp.* (Telecommunications)	31,152	$2,368,175
NII Holdings, Inc.* - Class B (Telecommunications)	18,408	63,324
SBA Communications Corp.* - Class A (Telecommunications)	13,688	1,197,289
Sprint Corp.* (Telecommunications)	92,512	622,606
Telephone & Data Systems, Inc. (Telecommunications)	10,384	323,773
T-Mobile U.S., Inc.* (Telecommunications)	19,352	536,631
TOTAL COMMON STOCKS
(Cost $3,394,523)		5,111,798

	Principal Amount
Repurchase Agreements(a)(b)(34.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,283,004	$3,283,000	3,283,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,283,000)		3,283,000

TOTAL INVESTMENT SECURITIES
(Cost $6,677,523) - 87.6%		8,394,798
Net other assets (liabilities) - 12.4%		1,188,123

NET ASSETS - 100.0%		$9,582,921

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,562,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$4,313,151	$71,145
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	4,933,646	71,950
		$143,095

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Telecommunications	$5,111,798	53.3%
Other **	4,471,123	46.7%
Total	$9,582,921	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (75.5%)
Anadarko Petroleum Corp. (Oil & Gas)	7,684	$732,208
Apache Corp. (Oil & Gas)	6,215	551,892
Atwood Oceanics, Inc.* (Oil & Gas)	904	48,030
Baker Hughes, Inc. (Oil & Gas Services)	6,780	393,850
Berry Petroleum Co. - Class A (Oil & Gas)	791	37,770
Bristow Group, Inc. (Transportation)	565	45,466
Cabot Oil & Gas Corp. (Oil & Gas)	6,441	227,496
Cameron International Corp.* (Oil & Gas Services)	3,842	210,772
CARBO Ceramics, Inc. (Oil & Gas Services)	339	42,490
Chart Industries, Inc.* (Machinery - Diversified)	452	48,576
Cheniere Energy, Inc.* (Oil & Gas)	3,390	134,922
Chesapeake Energy Corp. (Oil & Gas)	7,797	218,004
Chevron Corp. (Oil & Gas)	29,719	3,565,091
Cimarex Energy Co. (Oil & Gas)	1,356	142,855
Cobalt International Energy, Inc.* (Oil & Gas)	4,520	104,909
Concho Resources, Inc.* (Oil & Gas)	1,582	174,985
ConocoPhillips (Oil & Gas)	18,871	1,383,244
Continental Resources, Inc.* (Oil & Gas)	678	77,224
Core Laboratories N.V. (Oil & Gas Services)	678	126,935
Denbury Resources, Inc.* (Oil & Gas)	5,763	109,439
Devon Energy Corp. (Oil & Gas)	5,876	371,481
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,017	62,983
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,130	68,670
Dril-Quip, Inc.* (Oil & Gas Services)	678	79,611
Energen Corp. (Oil & Gas)	1,130	88,502
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,130	32,838
Ensco PLC - Class A (Oil & Gas)	3,616	208,462
EOG Resources, Inc. (Oil & Gas)	4,181	745,890
EQT Corp. (Oil & Gas)	2,373	203,152
EXCO Resources, Inc. (Oil & Gas)	2,034	11,004
Exterran Holdings, Inc.* (Oil & Gas Services)	904	25,809
Exxon Mobil Corp. (Oil & Gas)	67,800	6,076,236
First Solar, Inc.* (Semiconductors)	1,017	51,125
FMC Technologies, Inc.* (Oil & Gas Services)	3,616	182,789
Gulfport Energy Corp.* (Oil & Gas)	1,243	72,952
Halliburton Co. (Oil & Gas Services)	12,995	689,125
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,469	34,757
Helmerich & Payne, Inc. (Oil & Gas)	1,695	131,447
Hess Corp. (Oil & Gas)	4,407	357,848
HollyFrontier Corp. (Oil & Gas)	3,051	140,529
Kinder Morgan, Inc. (Pipelines)	10,396	367,083
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,068	52,762
Marathon Oil Corp. (Oil & Gas)	10,961	386,485
Marathon Petroleum Corp. (Oil & Gas)	4,859	348,196
McDermott International, Inc.* (Engineering & Construction)	3,616	25,565
Murphy Oil Corp. (Oil & Gas)	2,712	163,588
Nabors Industries, Ltd. (Oil & Gas)	3,955	69,133
National Oilwell Varco, Inc. (Oil & Gas Services)	6,554	532,054
Newfield Exploration Co.* (Oil & Gas)	2,034	61,935
Noble Corp. (Oil & Gas)	3,955	149,104
Noble Energy, Inc. (Oil & Gas)	5,537	414,887
Oasis Petroleum, Inc.* (Oil & Gas)	1,356	72,207
Occidental Petroleum Corp. (Oil & Gas)	12,430	1,194,274
Oceaneering International, Inc. (Oil & Gas Services)	1,695	145,567
OGE Energy Corp. (Electric)	3,051	112,582
Oil States International, Inc.* (Oil & Gas Services)	904	98,202
Patterson-UTI Energy, Inc. (Oil & Gas)	2,260	54,828
Phillips 66 (Oil & Gas)	9,379	604,290
Pioneer Natural Resources Co. (Oil & Gas)	2,147	439,663
QEP Resources, Inc. (Oil & Gas)	2,712	89,659
Range Resources Corp. (Oil & Gas)	2,486	188,215
Rosetta Resources, Inc.* (Oil & Gas)	904	54,186
Rowan Cos. PLC* - Class A (Oil & Gas)	1,921	69,310
SandRidge Energy, Inc.* (Oil & Gas)	5,537	35,105
Schlumberger, Ltd. (Oil & Gas Services)	20,340	1,906,264
SEACOR Holdings, Inc. (Oil & Gas Services)	339	33,154
SemGroup Corp. - Class A (Pipelines)	678	40,944
SM Energy Co. (Oil & Gas)	1,017	90,116
Southwestern Energy Co.* (Oil & Gas)	5,424	201,881
Superior Energy Services, Inc.* (Oil & Gas Services)	2,486	66,699
Tesoro Petroleum Corp. (Oil & Gas)	2,034	99,442
The Williams Cos., Inc. (Pipelines)	10,509	375,276
Tidewater, Inc. (Transportation)	791	47,634
Transocean, Ltd. (Oil & Gas)	5,198	244,670
Ultra Petroleum Corp.* (Oil & Gas)	2,373	43,568
Unit Corp.* (Oil & Gas)	678	34,856
Valero Energy Corp. (Oil & Gas)	8,362	344,264
Weatherford International, Ltd.* (Oil & Gas Services)	11,865	195,061
Western Refining, Inc. (Oil & Gas)	791	25,526
Whiting Petroleum Corp.* (Oil & Gas)	1,808	120,937
WPX Energy, Inc.* (Oil & Gas)	3,051	67,549
TOTAL COMMON STOCKS
(Cost $9,676,329)		27,678,089

	Principal Amount
Repurchase Agreements(a)(b)(24.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $9,002,012	$9,002,000	9,002,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,002,000)		9,002,000
TOTAL INVESTMENT SECURITIES
(Cost $18,678,329) - 100.0%		36,680,089
Net other assets (liabilities) - NM		13,884
NET ASSETS - 100.0%		$36,693,973

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $5,740,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$14,029,606	$130,540
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	13,334,637	143,973
		$274,513

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Electric	$112,582	0.3%
Engineering & Construction	25,565	0.1%
Machinery - Diversified	48,576	0.1%
Oil & Gas	21,732,028	59.3%
Oil & Gas Services	4,831,809	13.2%
Pipelines	783,304	2.1%
Semiconductors	51,125	0.1%
Transportation	93,100	0.3%
Other **	9,015,884	24.5%
Total	$36,693,973	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (68.1%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,274	$67,688
Baker Hughes, Inc. (Oil & Gas Services)	9,464	549,764
Bristow Group, Inc. (Transportation)	819	65,905
Cameron International Corp.* (Oil & Gas Services)	5,278	289,551
CARBO Ceramics, Inc. (Oil & Gas Services)	455	57,030
Chart Industries, Inc.* (Machinery - Diversified)	637	68,458
Core Laboratories N.V. (Oil & Gas Services)	1,001	187,407
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,456	90,170
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,638	99,541
Dril-Quip, Inc.* (Oil & Gas Services)	910	106,852
Ensco PLC - Class A (Oil & Gas)	5,005	288,538
Exterran Holdings, Inc.* (Oil & Gas Services)	1,274	36,373
FMC Technologies, Inc.* (Oil & Gas Services)	5,096	257,603
Halliburton Co. (Oil & Gas Services)	18,109	960,320
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,093	49,520
Helmerich & Payne, Inc. (Oil & Gas)	2,275	176,426
Kinder Morgan, Inc. (Pipelines)	14,378	507,687
McDermott International, Inc.* (Engineering & Construction)	5,096	36,029
Nabors Industries, Ltd. (Oil & Gas)	5,551	97,031
National Oilwell Varco, Inc. (Oil & Gas Services)	9,100	738,738
Noble Corp. (Oil & Gas)	5,460	205,842
Oceaneering International, Inc. (Oil & Gas Services)	2,275	195,377
OGE Energy Corp. (Electric)	4,277	157,821
Oil States International, Inc.* (Oil & Gas Services)	1,183	128,509
Patterson-UTI Energy, Inc. (Oil & Gas)	3,185	77,268
Rowan Cos. PLC* - Class A (Oil & Gas)	2,639	95,215
Schlumberger, Ltd. (Oil & Gas Services)	28,301	2,652,371
SEACOR Holdings, Inc. (Oil & Gas Services)	364	35,599
SemGroup Corp. - Class A (Pipelines)	910	54,955
Superior Energy Services, Inc.* (Oil & Gas Services)	3,367	90,337
The Williams Cos., Inc. (Pipelines)	14,651	523,187
Tidewater, Inc. (Transportation)	1,092	65,760
Transocean, Ltd. (Oil & Gas)	7,280	342,671
Unit Corp.* (Oil & Gas)	910	46,783
Weatherford International, Ltd.* (Oil & Gas Services)	16,380	269,287
TOTAL COMMON STOCKS
(Cost $5,506,832)		9,671,613

	Principal Amount
Repurchase Agreements(a)(b)(21.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,071,004	$3,071,000	3,071,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,071,000)		3,071,000
TOTAL INVESTMENT SECURITIES
(Cost $8,577,832) - 89.7%		12,742,613
Net other assets (liabilities) - 10.3%		1,466,891
NET ASSETS - 100.0%		$14,209,504

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,905,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$5,810,307	$27,820
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	5,834,372	36,263
		$64,083

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Electric	$157,821	1.1%
Engineering & Construction	36,029	0.3%
Machinery - Diversified	68,458	0.5%
Oil & Gas	1,487,632	10.5%
Oil & Gas Services	6,704,179	47.2%
Pipelines	1,085,829	7.6%
Transportation	131,665	0.9%
Other **	4,537,891	31.9%
Total	$14,209,504	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (67.7%)
Abbott Laboratories (Pharmaceuticals)	13,728	$501,758
Actavis PLC* (Pharmaceuticals)	1,536	237,435
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	192	15,902
Alkermes PLC* (Pharmaceuticals)	1,248	43,917
Allergan, Inc. (Pharmaceuticals)	2,592	234,861
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,632	3,590
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,592	766,372
Eli Lilly & Co. (Pharmaceuticals)	8,736	435,228
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,056	46,179
Forest Laboratories, Inc.* (Pharmaceuticals)	2,112	99,327
Hospira, Inc.* (Healthcare - Products)	1,440	58,349
Impax Laboratories, Inc.* (Pharmaceuticals)	576	11,670
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	480	43,555
Johnson & Johnson (Pharmaceuticals)	24,960	2,311,545
Mallinckrodt PLC* (Pharmaceuticals)	480	20,165
Merck & Co., Inc. (Pharmaceuticals)	25,920	1,168,733
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,360	127,243
Perrigo Co. (Pharmaceuticals)	864	119,137
Pfizer, Inc. (Pharmaceuticals)	58,656	1,799,566
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	480	29,458
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	576	41,328
Theravance, Inc.* (Pharmaceuticals)	672	24,622
ViroPharma, Inc.* (Pharmaceuticals)	576	22,360
VIVUS, Inc.* (Pharmaceuticals)	864	8,113
Zoetis, Inc. (Pharmaceuticals)	4,416	139,811
TOTAL COMMON STOCKS
(Cost $5,821,345)		8,310,224

	Principal Amount
Repurchase Agreements(a)(b)(28.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,514,005	$3,514,000	3,514,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,514,000)		3,514,000
TOTAL INVESTMENT SECURITIES
(Cost $9,335,345) - 96.3%		11,824,224
Net other assets (liabilities) - 3.7%		460,336
NET ASSETS - 100.0%		$12,284,560

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $2,038,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$4,834,117	$7,601
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	5,286,362	16,044
		$23,645

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Biotechnology	$19,492	0.2%
Healthcare - Products	58,349	0.5%
Pharmaceuticals	8,232,383	67.0%
Other **	3,974,336	32.3%
Total	$12,284,560	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (61.3%)
Agnico-Eagle Mines, Ltd. (Mining)	33,363	$985,209
Allied Nevada Gold Corp.* (Mining)	18,535	75,623
AngloGold Ashanti, Ltd.ADR (Mining)	73,803	1,114,425
Barrick Gold Corp. (Mining)	193,101	3,744,228
Companhia de Minas Buenaventura S.A.ADR (Mining)	35,722	517,969
Freeport-McMoRan Copper & Gold, Inc. (Mining)	200,178	7,358,544
Gold Fields, Ltd.ADR (Mining)	143,225	658,835
Goldcorp, Inc. (Mining)	156,705	3,985,007
Harmony Gold Mining Co., Ltd.ADR (Mining)	70,770	240,618
Newmont Mining Corp. (Mining)	96,045	2,618,187
Pan American Silver Corp. (Mining)	29,319	311,075
Randgold Resources, Ltd.ADR (Mining)	17,861	1,319,928
Royal Gold, Inc. (Mining)	12,469	599,011
Stillwater Mining Co.* (Mining)	22,916	250,014
TOTAL COMMON STOCKS
(Cost $25,394,610)		23,778,673

	Principal Amount
Repurchase Agreements(a)(b)(36.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $14,200,018	$14,200,000	14,200,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,200,000)		14,200,000
TOTAL INVESTMENT SECURITIES
(Cost $39,594,610) - 97.9%		37,978,673
Net other assets (liabilities) - 2.1%		825,664
NET ASSETS - 100.0%		$38,804,337

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $7,025,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$17,851,130	$49,045
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	16,528,541	6,964
		$56,009

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Mining	$23,778,673	61.3%
Other **	15,025,664	38.7%
Total	$38,804,337	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (70.3%)
Alexander & Baldwin, Inc.* (Real Estate)	1,274	$47,138
Alexandria Real Estate Equities, Inc. (REIT)	2,093	137,678
American Campus Communities, Inc. (REIT)	3,003	103,784
American Capital Agency Corp. (REIT)	11,375	247,065
American Realty Capital Properties, Inc. (REIT)	5,278	70,039
American Tower Corp. (REIT)	11,375	902,606
Annaly Mortgage Management, Inc. (REIT)	27,209	320,794
Apartment Investment and Management Co. - Class A (REIT)	4,186	117,124
ARMOUR Residential REIT, Inc. (REIT)	10,738	44,241
AvalonBay Communities, Inc. (REIT)	3,458	432,423
BioMed Realty Trust, Inc. (REIT)	5,551	110,576
Boston Properties, Inc. (REIT)	4,368	452,088
Brandywine Realty Trust (REIT)	4,459	63,452
BRE Properties, Inc. - Class A (REIT)	2,184	119,268
Camden Property Trust (REIT)	2,457	157,739
CBL & Associates Properties, Inc. (REIT)	4,914	97,346
CBRE Group, Inc.* - Class A (Real Estate)	7,917	183,912
Chimera Investment Corp. (REIT)	29,484	89,337
Cole Real Estate Investment, Inc. (REIT)	12,012	170,569
CommonWealth REIT (REIT)	3,186	77,631
Corporate Office Properties Trust (REIT)	2,548	62,681
Corrections Corp. of America (REIT)	3,276	121,212
CubeSmart (REIT)	3,640	66,503
CYS Investments, Inc. (REIT)	4,914	41,720
DCT Industrial Trust, Inc. (REIT)	9,009	69,820
DDR Corp. (REIT)	7,462	126,481
DiamondRock Hospitality Co. (REIT)	5,642	64,262
Digital Realty Trust, Inc. (REIT)	3,731	177,819
Douglas Emmett, Inc. (REIT)	3,731	93,014
Duke Realty Corp. (REIT)	9,373	155,311
DuPont Fabros Technology, Inc. (REIT)	1,820	45,227
EastGroup Properties, Inc. (REIT)	910	57,931
EPR Properties (REIT)	1,456	74,795
Equity Lifestyle Properties, Inc. (REIT)	2,275	86,427
Equity Residential (REIT)	9,646	505,065
Essex Property Trust, Inc. (REIT)	1,092	175,812
Extra Space Storage, Inc. (REIT)	3,003	138,108
Federal Realty Investment Trust (REIT)	1,911	197,980
Forest City Enterprises, Inc.* - Class A (Real Estate)	4,550	92,183
Franklin Street Properties Corp. (REIT)	2,457	32,432
General Growth Properties, Inc. (REIT)	15,925	338,087
Hatteras Financial Corp. (REIT)	2,821	51,342
HCP, Inc. (REIT)	13,104	543,816
Health Care REIT, Inc. (REIT)	8,190	531,122
Healthcare Realty Trust, Inc. (REIT)	2,730	65,547
Highwoods Properties, Inc. (REIT)	2,548	98,353
Home Properties, Inc. (REIT)	1,638	98,788
Hospitality Properties Trust (REIT)	4,004	117,638
Host Hotels & Resorts, Inc. (REIT)	21,567	400,068
Invesco Mortgage Capital, Inc. (REIT)	3,913	60,456
Jones Lang LaSalle, Inc. (Real Estate)	1,274	121,285
Kilroy Realty Corp. (REIT)	2,366	125,777
Kimco Realty Corp. (REIT)	11,739	252,154
LaSalle Hotel Properties (REIT)	2,730	84,767
Lexington Realty Trust (REIT)	5,824	68,141
Liberty Property Trust (REIT)	4,095	152,293
Mack-Cali Realty Corp. (REIT)	2,548	52,387
Medical Properties Trust, Inc. (REIT)	4,550	59,332
MFA Financial, Inc. (REIT)	10,374	76,871
Mid-America Apartment Communities, Inc. (REIT)	2,093	138,975
National Retail Properties, Inc. (REIT)	3,458	118,955
OMEGA Healthcare Investors, Inc. (REIT)	3,367	111,919
Piedmont Office Realty Trust, Inc. - Class A (REIT)	4,823	89,129
Plum Creek Timber Co., Inc. (REIT)	4,641	210,701
Post Properties, Inc. (REIT)	1,547	70,760
Potlatch Corp. (REIT)	1,183	48,302
Prologis, Inc. (REIT)	14,287	570,766
Public Storage, Inc. (REIT)	4,186	698,935
Rayonier, Inc. (REIT)	3,640	171,153
Realogy Holdings Corp.* (Real Estate)	4,186	172,212
Realty Income Corp. (REIT)	5,642	234,989
Redwood Trust, Inc. (REIT)	2,366	41,452
Regency Centers Corp. (REIT)	2,639	136,331
Retail Properties of America, Inc. (REIT)	5,187	74,226
RLJ Lodging Trust (REIT)	3,549	89,648
Ryman Hospitality Properties, Inc. (REIT)	1,456	53,741
Senior Housing Properties Trust (REIT)	5,369	132,292
Simon Property Group, Inc. (REIT)	8,918	1,378,276
SL Green Realty Corp. (REIT)	2,639	249,570
Sovran Self Storage, Inc. (REIT)	910	69,606
Spirit Realty Capital, Inc. (REIT)	10,101	105,656
St. Joe Co.* (Real Estate)	2,639	49,270
Starwood Property Trust, Inc. (REIT)	5,369	137,930
Sunstone Hotel Investors, Inc. (REIT)	4,641	61,493
Tanger Factory Outlet Centers, Inc. (REIT)	2,730	95,141
Taubman Centers, Inc. (REIT)	1,820	119,738
The Geo Group, Inc. (REIT)	2,093	73,820
The Howard Hughes Corp.* (Real Estate)	910	106,516
The Macerich Co. (REIT)	4,004	237,077
Two Harbors Investment Corp. (REIT)	10,465	97,638
UDR, Inc. (REIT)	7,189	178,359
Ventas, Inc. (REIT)	8,372	546,189
Vornado Realty Trust (REIT)	5,005	445,745
Washington REIT (REIT)	1,911	50,087
Weingarten Realty Investors (REIT)	3,185	101,060
Weyerhaeuser Co. (REIT)	16,744	509,018
WP Carey, Inc. (Real Estate)	1,638	109,107
TOTAL COMMON STOCKS
(Cost $11,349,276)		17,513,599

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(41.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $10,222,013	$10,222,000	$10,222,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,222,000)		10,222,000
TOTAL INVESTMENT SECURITIES
(Cost $21,571,276) - 111.3%		27,735,599
Net other assets (liabilities) - (11.3)%		(2,811,938)
NET ASSETS - 100.0%		$24,923,661

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $5,316,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$11,023,776	$(289,034)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	8,843,850	(204,559)
		$(493,593)

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Real Estate	$881,623	3.5%
REIT	16,631,976	66.8%
Other **	7,410,062	29.7%
Total	$24,923,661	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (63.1%)
Advanced Micro Devices, Inc.* (Semiconductors)	2,756	$9,205
Altera Corp. (Semiconductors)	1,431	48,082
Analog Devices, Inc. (Semiconductors)	1,431	70,548
Applied Materials, Inc. (Semiconductors)	5,459	97,442
Atmel Corp.* (Semiconductors)	1,961	14,276
Avago Technologies, Ltd. (Semiconductors)	1,113	50,564
Broadcom Corp. - Class A (Semiconductors)	2,491	66,560
Cavium, Inc.* (Semiconductors)	212	8,546
Cirrus Logic, Inc.* (Semiconductors)	265	5,944
Cree, Inc.* (Semiconductors)	530	32,198
Cypress Semiconductor Corp. (Semiconductors)	636	5,902
Fairchild Semiconductor International, Inc.* (Semiconductors)	583	7,387
Hittite Microwave Corp.* (Semiconductors)	159	10,159
Integrated Device Technology, Inc.* (Semiconductors)	636	6,767
Intel Corp. (Semiconductors)	22,631	552,874
InterDigital, Inc. (Telecommunications)	212	8,215
International Rectifier Corp.* (Semiconductors)	318	8,281
KLA-Tencor Corp. (Semiconductors)	742	48,675
Lam Research Corp.* (Semiconductors)	742	40,239
Linear Technology Corp. (Semiconductors)	1,060	43,608
LSI Logic Corp. (Semiconductors)	2,491	21,124
Marvell Technology Group, Ltd. (Semiconductors)	1,855	22,260
Maxim Integrated Products, Inc. (Semiconductors)	1,325	39,353
Microchip Technology, Inc. (Semiconductors)	901	38,707
Micron Technology, Inc.* (Semiconductors)	4,717	83,396
Microsemi Corp.* (Semiconductors)	424	10,655
NVIDIA Corp. (Semiconductors)	2,650	40,227
ON Semiconductor Corp.* (Semiconductors)	2,067	14,593
PMC-Sierra, Inc.* (Semiconductors)	954	5,600
RF Micro Devices, Inc.* (Telecommunications)	1,272	6,678
SanDisk Corp. (Computers)	1,113	77,353
Semtech Corp.* (Semiconductors)	318	9,893
Silicon Laboratories, Inc.* (Semiconductors)	159	6,395
Skyworks Solutions, Inc.* (Semiconductors)	848	21,861
SunEdison, Inc.* (Semiconductors)	1,113	10,351
Synaptics, Inc.* (Computers)	159	7,394
Teradyne, Inc.* (Semiconductors)	848	14,832
Texas Instruments, Inc. (Semiconductors)	4,982	209,642
Xilinx, Inc. (Semiconductors)	1,219	55,367
TOTAL COMMON STOCKS
(Cost $1,693,268)		1,831,153

	Principal Amount
Repurchase Agreements(a)(b)(36.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $1,062,001	$1,062,000	1,062,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,062,000)		1,062,000
TOTAL INVESTMENT SECURITIES
(Cost $2,755,268) - 99.7%		2,893,153
Net other assets (liabilities) - 0.3%		9,234
NET ASSETS - 100.0%		$2,902,387

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $431,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,423,357	$46,459
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	1,108,358	37,385
		$83,844

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Computers	$84,747	2.9%
Semiconductors	1,731,513	59.7%
Telecommunications	14,893	0.5%
Other **	1,071,234	36.9%
Total	$2,902,387	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (61.3%)
3D Systems Corp.* (Computers)	278	$17,303
ACI Worldwide, Inc.* (Software)	139	7,662
Adobe Systems, Inc.* (Software)	1,529	82,872
ADTRAN, Inc. (Telecommunications)	139	3,264
Advanced Micro Devices, Inc.* (Semiconductors)	1,946	6,500
Akamai Technologies, Inc.* (Software)	556	24,875
Allscripts Healthcare Solutions, Inc.* (Software)	556	7,689
Altera Corp. (Semiconductors)	973	32,693
Amdocs, Ltd. (Telecommunications)	556	21,378
Analog Devices, Inc. (Semiconductors)	973	47,969
ANSYS, Inc.* (Software)	278	24,311
AOL, Inc.* (Internet)	278	10,075
Apple Computer, Inc. (Computers)	2,780	1,452,132
Applied Materials, Inc. (Semiconductors)	3,753	66,991
ARRIS Group, Inc.* (Telecommunications)	417	7,448
Aruba Networks, Inc.* (Telecommunications)	417	7,823
Aspen Technology, Inc.* (Software)	278	10,628
athenahealth, Inc.* (Software)	139	18,558
Atmel Corp.* (Semiconductors)	1,390	10,119
Autodesk, Inc.* (Software)	695	27,737
Avago Technologies, Ltd. (Semiconductors)	834	37,889
Broadcom Corp. - Class A (Semiconductors)	1,668	44,569
Brocade Communications Systems, Inc.* (Computers)	1,390	11,148
CA, Inc. (Software)	973	30,902
CACI International, Inc.* - Class A (Computers)	139	10,005
Cadence Design Systems, Inc.* (Computers)	834	10,817
Cavium, Inc.* (Semiconductors)	139	5,603
Cerner Corp.* (Software)	973	54,518
Ciena Corp.* (Telecommunications)	278	6,469
Cirrus Logic, Inc.* (Semiconductors)	139	3,118
Cisco Systems, Inc. (Telecommunications)	16,819	378,427
Citrix Systems, Inc.* (Software)	556	31,570
Cognizant Technology Solutions Corp.* (Computers)	973	84,583
CommVault Systems, Inc.* (Software)	139	10,853
Computer Sciences Corp. (Computers)	417	20,541
Compuware Corp. (Software)	695	7,423
Concur Technologies, Inc.* (Software)	139	14,539
Corning, Inc. (Telecommunications)	4,587	78,391
Cree, Inc.* (Semiconductors)	417	25,333
Cypress Semiconductor Corp. (Semiconductors)	417	3,870
Diebold, Inc. (Computers)	139	4,164
DST Systems, Inc. (Computers)	139	11,783
Electronics for Imaging, Inc.* (Computers)	139	4,769
EMC Corp. (Computers)	6,533	157,249
Equinix, Inc.* (Internet)	139	22,446
F5 Networks, Inc.* (Internet)	278	22,660
Facebook, Inc.* - Class A (Internet)	5,143	258,488
Fair Isaac Corp. (Software)	139	7,962
Fairchild Semiconductor International, Inc.* (Semiconductors)	417	5,283
Finisar Corp.* (Telecommunications)	278	6,397
Fortinet, Inc.* (Computers)	417	8,386
Garmin, Ltd. (Electronics)	417	19,495
Gartner Group, Inc.* (Commercial Services)	278	16,388
Google, Inc.* - Class A (Internet)	834	859,503
Guidewire Software, Inc.* (Software)	139	7,050
Harris Corp. (Telecommunications)	278	17,225
Hewlett-Packard Co. (Computers)	5,977	145,659
Hittite Microwave Corp.* (Semiconductors)	139	8,881
IAC/InterActiveCorp (Internet)	278	14,842
Informatica Corp.* (Software)	278	10,731
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	417	9,662
Integrated Device Technology, Inc.* (Semiconductors)	417	4,437
Intel Corp. (Semiconductors)	15,568	380,325
InterDigital, Inc. (Telecommunications)	139	5,386
International Business Machines Corp. (Computers)	3,197	572,934
International Rectifier Corp.* (Semiconductors)	278	7,239
Intuit, Inc. (Software)	973	69,482
j2 Global, Inc. (Computers)	139	7,642
JDS Uniphase Corp.* (Telecommunications)	695	9,098
Juniper Networks, Inc.* (Telecommunications)	1,529	28,501
KLA-Tencor Corp. (Semiconductors)	556	36,474
Lam Research Corp.* (Semiconductors)	556	30,152
Leidos Holdings, Inc. (Commercial Services)	278	13,091
Lexmark International, Inc. - Class A (Computers)	139	4,941
Linear Technology Corp. (Semiconductors)	695	28,592
LSI Logic Corp. (Semiconductors)	1,668	14,145
Marvell Technology Group, Ltd. (Semiconductors)	1,251	15,012
Maxim Integrated Products, Inc. (Semiconductors)	973	28,898
Medidata Solutions, Inc.* (Software)	139	15,333
Mentor Graphics Corp. (Computers)	278	6,138
Microchip Technology, Inc. (Semiconductors)	556	23,886
Micron Technology, Inc.* (Semiconductors)	3,197	56,523
Micros Systems, Inc.* (Computers)	278	15,082
Microsemi Corp.* (Semiconductors)	278	6,986
Microsoft Corp. (Software)	23,769	840,235
Motorola Solutions, Inc. (Telecommunications)	695	43,451
NCR Corp.* (Computers)	556	20,322
NetApp, Inc. (Computers)	1,112	43,157
NetSuite, Inc.* (Software)	139	14,022
Nuance Communications, Inc.* (Software)	834	12,977
NVIDIA Corp. (Semiconductors)	1,807	27,430
ON Semiconductor Corp.* (Semiconductors)	1,390	9,813

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oracle Corp. (Software)	11,120	$372,521
Palo Alto Networks, Inc.* (Telecommunications)	139	5,860
Pandora Media, Inc.* (Internet)	417	10,479
Pitney Bowes, Inc. (Office/Business Equipment)	695	14,831
Plantronics, Inc. (Telecommunications)	139	5,969
PMC-Sierra, Inc.* (Semiconductors)	695	4,080
Polycom, Inc.* (Telecommunications)	556	5,782
Progress Software Corp.* (Software)	139	3,608
PTC, Inc.* (Software)	417	11,559
QLIK Technologies, Inc.* (Software)	278	7,045
Qualcomm, Inc. (Semiconductors)	5,421	376,596
Rackspace Hosting, Inc.* (Internet)	417	21,363
Red Hat, Inc.* (Software)	556	24,058
RF Micro Devices, Inc.* (Telecommunications)	834	4,379
Riverbed Technology, Inc.* (Computers)	556	8,240
Rovi Corp.* (Semiconductors)	278	4,659
Salesforce.com, Inc.* (Software)	1,668	89,004
SanDisk Corp. (Computers)	695	48,303
Science Applications International Corp. (Commercial Services)	139	4,900
Seagate Technology PLC (Computers)	973	47,366
Semtech Corp.* (Semiconductors)	278	8,649
Servicenow, Inc.* (Software)	278	15,181
Silicon Laboratories, Inc.* (Semiconductors)	139	5,591
Skyworks Solutions, Inc.* (Semiconductors)	556	14,334
Solarwinds, Inc.* (Software)	139	5,030
Solera Holdings, Inc. (Software)	278	15,629
Splunk, Inc.* (Internet)	278	17,433
SS&C Technologies Holdings, Inc.* (Software)	139	5,463
SunEdison, Inc.* (Semiconductors)	695	6,464
Symantec Corp. (Internet)	2,224	50,574
Synaptics, Inc.* (Computers)	139	6,464
Synopsys, Inc.* (Computers)	417	15,200
Tech Data Corp.* (Electronics)	139	7,236
Teradata Corp.* (Computers)	556	24,503
Teradyne, Inc.* (Semiconductors)	556	9,724
Texas Instruments, Inc. (Semiconductors)	3,475	146,228
The Ultimate Software Group, Inc.* (Software)	139	21,473
Tibco Software, Inc.* (Internet)	417	10,242
Tyler Technologies, Inc.* (Software)	139	13,443
Vantiv, Inc.* (Commercial Services)	278	7,645
VeriFone Systems, Inc.* (Software)	278	6,299
VeriSign, Inc.* (Internet)	417	22,635
ViaSat, Inc.* (Telecommunications)	139	9,191
VMware, Inc.* - Class A (Software)	278	22,596
Western Digital Corp. (Computers)	695	48,393
Workday, Inc.* (Software)	139	10,407
Xerox Corp. (Office/Business Equipment)	3,614	35,923
Xilinx, Inc. (Semiconductors)	834	37,880
Yahoo!, Inc.* (Internet)	2,919	96,122
TOTAL COMMON STOCKS
(Cost $5,933,670)		8,535,876

	Principal Amount
Repurchase Agreements(a)(b)(38.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $5,341,007	$5,341,000	5,341,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,341,000)		5,341,000
TOTAL INVESTMENT SECURITIES
(Cost $11,274,670) - 99.6%		13,876,876
Net other assets (liabilities) - 0.4%		55,089
NET ASSETS - 100.0%		$13,931,965

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $2,178,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$5,900,956	$59,510
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	6,566,112	62,594
		$122,104

Technology UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Commercial Services	$42,024	0.3%
Computers	2,807,224	20.1%
Distribution/Wholesale	9,662	0.1%
Electronics	26,731	0.2%
Internet	1,416,862	10.2%
Office/Business Equipment	50,754	0.4%
Semiconductors	1,582,935	11.4%
Software	1,955,245	14.0%
Telecommunications	644,439	4.6%
Other **	5,396,089	38.7%
Total	$13,931,965	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (53.5%)
AT&T, Inc. (Telecommunications)	29,326	$1,061,602
CenturyLink, Inc. (Telecommunications)	3,286	111,264
Crown Castle International Corp.* (Telecommunications)	1,612	122,544
Frontier Communications Corp. (Telecommunications)	5,518	24,334
Level 3 Communications, Inc.* (Telecommunications)	868	26,517
NII Holdings, Inc.* - Class B (Telecommunications)	930	3,199
SBA Communications Corp.* - Class A (Telecommunications)	682	59,655
Sprint Corp.* (Telecommunications)	4,774	32,130
Telephone & Data Systems, Inc. (Telecommunications)	558	17,398
T-Mobile U.S., Inc.* (Telecommunications)	992	27,508
tw telecom, Inc.* (Telecommunications)	806	25,405
Verizon Communications, Inc. (Telecommunications)	15,810	798,563
Windstream Holdings, Inc. (Telecommunications)	3,286	28,095
TOTAL COMMON STOCKS
(Cost $1,623,606)		2,338,214

	Principal Amount
Repurchase Agreements(a)(b)(32.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $1,405,002	$1,405,000	1,405,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,405,000)		1,405,000
TOTAL INVESTMENT SECURITIES
(Cost $3,028,606) - 85.6%		3,743,214
Net other assets (liabilities) - 14.4%		630,659
NET ASSETS - 100.0%		$4,373,873

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $708,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,994,660	$24,363
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	2,227,311	16,807
		$41,170

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Telecommunications	$2,338,214	53.5%
Other **	2,035,659	46.5%
Total	$4,373,873	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (58.1%)
AGL Resources, Inc. (Gas)	1,540	$73,704
ALLETE, Inc. (Electric)	490	24,760
Alliant Energy Corp. (Electric)	1,400	73,108
Ameren Corp. (Electric)	3,080	111,434
American Electric Power, Inc. (Electric)	6,230	291,813
American Water Works Co., Inc. (Water)	2,240	96,029
Aqua America, Inc. (Water)	2,240	56,403
Atmos Energy Corp. (Gas)	1,120	49,582
Avista Corp. (Electric)	770	21,398
Black Hills Corp. (Electric)	560	28,403
Calpine Corp.* (Electric)	4,620	93,185
CenterPoint Energy, Inc. (Gas)	5,460	134,316
Cleco Corp. (Electric)	770	35,682
CMS Energy Corp. (Electric)	3,360	92,266
Consolidated Edison, Inc. (Electric)	3,710	215,996
Dominion Resources, Inc. (Electric)	7,350	468,562
DTE Energy Co. (Electric)	2,240	154,874
Duke Energy Corp. (Electric)	8,960	642,700
Dynegy, Inc.* (Electric)	1,260	24,482
Edison International (Electric)	4,130	202,494
El Paso Electric Co. (Electric)	490	17,233
Entergy Corp. (Electric)	2,240	144,973
Exelon Corp. (Electric)	10,920	311,657
FirstEnergy Corp. (Electric)	5,320	201,468
Great Plains Energy, Inc. (Electric)	1,960	45,942
Hawaiian Electric Industries, Inc. (Electric)	1,260	33,478
IDACORP, Inc. (Electric)	630	32,508
Integrys Energy Group, Inc. (Electric)	980	57,506
ITC Holdings Corp. (Electric)	700	70,413
National Fuel Gas Co. (Electric)	1,050	75,128
New Jersey Resources Corp. (Gas)	560	25,777
NextEra Energy, Inc. (Electric)	4,480	379,680
NiSource, Inc. (Gas)	3,990	125,765
Northeast Utilities System (Electric)	3,990	171,131
Northwest Natural Gas Co. (Gas)	350	15,201
NorthWestern Corp. (Electric)	490	22,462
NRG Energy, Inc. (Electric)	4,130	117,829
NV Energy, Inc. (Electric)	3,010	71,457
ONEOK, Inc. (Pipelines)	2,590	146,335
Pepco Holdings, Inc. (Electric)	3,150	60,732
PG&E Corp. (Electric)	5,670	237,290
Piedmont Natural Gas Co., Inc. (Gas)	980	33,457
Pinnacle West Capital Corp. (Electric)	1,400	78,442
PNM Resources, Inc. (Electric)	980	23,442
Portland General Electric Co. (Electric)	980	28,126
PPL Corp. (Electric)	8,050	246,572
Public Service Enterprise Group, Inc. (Electric)	6,440	215,740
Questar Corp. (Gas)	2,240	52,998
SCANA Corp. (Electric)	1,750	81,603
Sempra Energy (Gas)	2,870	261,572
South Jersey Industries, Inc. (Gas)	420	25,011
Southern Co. (Electric)	11,130	455,328
Southwest Gas Corp. (Gas)	560	30,386
Spectra Energy Corp. (Pipelines)	8,540	303,768
TECO Energy, Inc. (Electric)	2,590	44,470
The AES Corp. (Electric)	7,840	110,466
UGI Corp. (Gas)	1,470	60,814
UIL Holdings Corp. (Electric)	700	26,964
UNS Energy Corp. (Electric)	560	27,709
Vectren Corp. (Gas)	1,050	36,666
Westar Energy, Inc. (Electric)	1,610	50,892
WGL Holdings, Inc. (Gas)	630	28,356
Wisconsin Energy Corp. (Electric)	2,870	120,856
Xcel Energy, Inc. (Electric)	6,300	181,818
TOTAL COMMON STOCKS
(Cost $5,754,620)		7,780,612

	Principal Amount
Repurchase Agreements(a)(b)(32.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $4,291,006	$4,291,000	4,291,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,291,000)		4,291,000
TOTAL INVESTMENT SECURITIES
(Cost $10,045,620) - 90.1%		12,071,612
Net other assets (liabilities) - 9.9%		1,323,033
NET ASSETS - 100.0%		$13,394,645

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $2,263,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$6,257,346	$2,402
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	6,097,418	1,564
		$3,966

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund invested in the following industries as of October 31, 2013:

	Value	% of Net Assets
Electric	$6,224,472	46.5%
Gas	953,605	7.1%
Pipelines	450,103	3.4%
Water	152,432	1.1%
Other **	5,614,033	41.9%
Total	$13,394,645	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(82.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $4,211,005	$4,211,000	$4,211,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,211,000)		4,211,000
TOTAL INVESTMENT SECURITIES
(Cost $4,211,000) - 82.5%		4,211,000
Net other assets (liabilities) - 17.5%		892,783
NET ASSETS - 100.0%		$5,103,783

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $854,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(2,324,428)	$(14,899)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(2,780,403)	(23,307)
		$(38,206)

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(50.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $6,701,009	$6,701,000	$6,701,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,701,000)		6,701,000
TOTAL INVESTMENT SECURITIES
(Cost $6,701,000) - 50.6%		6,701,000
Net other assets (liabilities) - 49.4%		6,543,791
NET ASSETS - 100.0%		$13,244,791

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $1,776,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(7,167,309)	$(33,914)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(6,072,127)	(57,126)
		$(91,040)

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(72.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $3,221,004	$3,221,000	$3,221,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,221,000)		3,221,000
TOTAL INVESTMENT SECURITIES
(Cost $3,221,000) - 72.9%		3,221,000
Net other assets (liabilities) - 27.1%		1,200,125
NET ASSETS - 100.0%		$4,421,125

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $864,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(2,248,981)	$33,671
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(2,179,964)	30,444
		$64,115

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (47.7%)
U.S. Treasury Bond, 3.625%, 8/15/43	$27,320,000	$27,273,044
TOTAL U.S. TREASURY OBLIGATION
(Cost $26,520,682)		27,273,044
Repurchase Agreements(a)(b)(53.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $30,352,039	$30,352,000	$30,352,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,352,000)		30,352,000
TOTAL INVESTMENT SECURITIES
(Cost $56,872,682) - 100.7%		57,625,044
Net other assets (liabilities) - (0.7)%		(377,472)
NET ASSETS - 100.0%		$57,247,572

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $680,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.625% due on 8/15/43	$37,435,547	$382,059
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.625% due on 8/15/43	6,289,172	85,497
		$467,556

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(101.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $35,476,046	$35,476,000	$35,476,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,476,000)		35,476,000

TOTAL INVESTMENT SECURITIES (Cost $35,476,000) - 101.1%		35,476,000
Net other assets (liabilities) - (1.1)%		(396,927)

NET ASSETS - 100.0%		$35,079,073

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note 2.50% due 8/15/23	$(34,357,148)	$(308,762)
Swap Agreement with Credit Suisse International, based on the 10-Year U.S. Treasury Note, 2.50% due on 8/15/23	(497,930)	(4,349)
		$(313,111)

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $111,954,145	$111,954,000	$111,954,000

TOTAL REPURCHASE AGREEMENTS (Cost $111,954,000)		111,954,000

TOTAL INVESTMENT SECURITIES (Cost $111,954,000) - 100.1%		111,954,000
Net other assets (liabilities) - (0.1)%		(75,926)

NET ASSETS - 100.0%		$111,878,074

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2013, the aggregate amount held in a segregated account was $4,070,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.625% due on 8/15/43	$(122,289,453)	$(2,065,506)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.625% due on 8/15/43	(16,371,813)	(224,734)
		$(2,290,240)

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $25,329,033	$25,329,000	$25,329,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,329,000)		25,329,000

TOTAL INVESTMENT SECURITIES (Cost $25,329,000) - 96.6%		25,329,000
Net other assets (liabilities) - 3.4%		897,827

NET ASSETS - 100.0%		$26,226,827

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2013, the aggregate amount held in a segregated account was $3,684,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/8/13	1,749,042	$2,833,075	$2,803,908	$29,167
Canadian Dollar vs. U.S. Dollar	11/8/13	2,639,702	2,551,086	2,531,571	19,515
Euro vs. U.S. Dollar	11/8/13	7,609,472	10,331,600	10,330,824	776
Japanese Yen vs. U.S. Dollar	11/8/13	80,301,745	825,643	816,855	8,788
Swedish Krona vs. U.S. Dollar	11/8/13	6,190,820	968,903	955,502	13,401
Swiss Franc vs. U.S. Dollar	11/8/13	729,399	808,241	804,145	4,096
Total Short Contracts			$18,318,548	$18,242,805	$75,743

Long:
British Sterling Pound vs. U.S. Dollar	11/8/13	341,561	$549,110	$547,560	$(1,550)
Canadian Dollar vs. U.S. Dollar	11/8/13	473,670	459,371	454,267	(5,104)
Euro vs. U.S. Dollar	11/8/13	2,076,083	2,826,080	2,818,547	(7,533)
Japanese Yen vs. U.S. Dollar	11/8/13	58,716,549	600,006	597,283	(2,723)
Swedish Krona vs. U.S. Dollar	11/8/13	1,243,085	193,149	191,860	(1,289)
Swiss Franc vs. U.S. Dollar	11/8/13	154,075	170,121	169,864	(257)
Total Long Contracts			$4,797,837	$4,779,381	$(18,456)

At October 31, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/8/13	878,430	1,426,082	1,408,220	17,862
Canadian Dollar vs. U.S. Dollar	11/8/13	736,664	712,491	706,488	6,003
Euro vs. U.S. Dollar	11/8/13	7,579,405	10,298,744	10,290,005	8,739
Japanese Yen vs. U.S. Dollar	11/8/13	392,916,942	4,042,896	3,996,874	46,022
Swedish Krona vs. U.S. Dollar	11/8/13	3,370,515	528,601	520,211	8,390
Swiss Franc vs. U.S. Dollar	11/8/13	435,178	482,742	479,773	2,969
Total Short Contracts			$17,491,556	$17,401,571	$89,985

Long:
British Sterling Pound vs. U.S. Dollar	11/8/13	336,548	545,227	539,523	(5,704)
Canadian Dollar vs. U.S. Dollar	11/8/13	400,899	386,954	384,477	(2,477)
Euro vs. U.S. Dollar	11/8/13	2,037,400	2,788,186	2,766,029	(22,157)
Japanese Yen vs. U.S. Dollar	11/8/13	63,847,797	656,148	649,480	(6,668)
Swedish Krona vs. U.S. Dollar	11/8/13	1,233,191	193,517	190,333	(3,184)
Swiss Franc vs. U.S. Dollar	11/8/13	160,103	178,567	176,510	(2,057)
Total Long Contracts			$4,748,599	$4,706,352	$(42,247)

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(116.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.07%, dated 10/31/13, due 11/1/13, total to be received $8,703,011	$8,703,000	$8,703,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,703,000)		8,703,000

TOTAL INVESTMENT SECURITIES (Cost $8,703,000) - 116.3%		8,703,000
Net other assets (liabilities) - (16.3)%		(1,221,213)

NET ASSETS - 100.0%		$7,481,787

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2013, the aggregate amount held in a segregated account was $670,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/8/13	233,882	$374,041	$374,939	$(898)
Canadian Dollar vs. U.S. Dollar	11/8/13	296,865	286,287	284,704	1,583
Euro vs. U.S. Dollar	11/8/13	1,342,552	1,819,847	1,822,685	(2,838)
Japanese Yen vs. U.S. Dollar	11/8/13	41,586,444	425,422	423,030	2,392
Swedish Krona vs. U.S. Dollar	11/8/13	855,045	132,321	131,969	352
Swiss Franc vs. U.S. Dollar	11/8/13	102,373	112,594	112,864	(270)
Total Short Contracts			$3,150,512	$3,150,191	$321

Long:
British Sterling Pound vs. U.S. Dollar	11/8/13	460,979	$748,280	$739,000	$(9,280)
Canadian Dollar vs. U.S. Dollar	11/8/13	670,547	648,473	643,079	(5,394)
Euro vs. U.S. Dollar	11/8/13	2,584,288	3,511,582	3,508,499	(3,083)
Japanese Yen vs. U.S. Dollar	11/8/13	72,614,011	747,004	738,653	(8,351)
Swedish Krona vs. U.S. Dollar	11/8/13	2,041,592	320,094	315,103	(4,991)
Swiss Franc vs. U.S. Dollar	11/8/13	175,593	194,822	193,587	(1,235)
Total Long Contracts			$6,170,255	$6,137,921	$(32,334)

At October 31, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/8/13	98,234	157,355	157,480	(125)
Canadian Dollar vs. U.S. Dollar	11/8/13	131,589	126,315	126,198	117
Euro vs. U.S. Dollar	11/8/13	545,377	740,139	740,419	(280)
Japanese Yen vs. U.S. Dollar	11/8/13	16,197,498	164,651	164,766	(115)
Swedish Krona vs. U.S. Dollar	11/8/13	334,415	51,572	51,614	(42)
Swiss Franc vs. U.S. Dollar	11/8/13	40,491	44,585	44,641	(56)
Total Short Contracts			$1,284,617	$1,285,118	$(501)

Long:
British Sterling Pound vs. U.S. Dollar	11/8/13	426,496	690,004	683,721	(6,283)
Canadian Dollar vs. U.S. Dollar	11/8/13	467,715	451,188	448,555	(2,633)
Euro vs. U.S. Dollar	11/8/13	2,478,323	3,382,171	3,364,638	(17,533)
Japanese Yen vs. U.S. Dollar	11/8/13	85,197,198	876,798	866,653	(10,145)
Swedish Krona vs. U.S. Dollar	11/8/13	1,183,789	185,229	182,708	(2,521)
Swiss Franc vs. U.S. Dollar	11/8/13	211,615	235,359	233,301	(2,058)
Total Long Contracts			$5,820,749	$5,779,576	$(41,173)

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During the periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of October 31, 2013, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.07%, dated 10/31/13, due 11/1/13(1)	HSBC Securities (USA), Inc., 0.05%, dated 10/31/13, due 11/1/13(2)	RBC Capital Markets, LLC, 0.03%, dated 10/31/13, due 11/1/13(3)	UMB Bank, N.A., 0.04%, dated 10/31/13, due 11/1/13(4)
Bull ProFund	$5,867,000	$45,973,000	$15,649,000	$3,856,000
Mid-Cap ProFund	4,669,000	36,583,000	12,453,000	3,068,000
Small-Cap ProFund	1,638,000	12,841,000	4,370,000	1,080,000
NASDAQ-100 ProFund	2,991,000	23,442,000	7,979,000	1,968,000

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.07%, dated 10/31/13, due 11/1/13(1)	HSBC Securities (USA), Inc., 0.05%, dated 10/31/13, due 11/1/13(2)	RBC Capital Markets, LLC, 0.03%, dated 10/31/13, due 11/1/13(3)	UMB Bank, N.A., 0.04%, dated 10/31/13, due 11/1/13(4)
Large-Cap Value ProFund	$6,000	$51,000	$17,000	$6,000
Large-Cap Growth ProFund	2,000	23,000	7,000	4,000
Mid-Cap Value ProFund	—	7,000	2,000	2,000
UltraBull ProFund	2,057,000	16,129,000	5,489,000	1,357,000
UltraMid-Cap ProFund	1,758,000	13,779,000	4,689,000	1,160,000
UltraSmall-Cap ProFund	3,543,000	27,766,000	9,451,000	2,332,000
UltraDow 30 ProFund	762,000	5,986,000	2,037,000	507,000
UltraNASDAQ-100 ProFund	6,212,000	48,684,000	16,571,000	4,085,000
UltraInternational ProFund	3,830,000	30,009,000	10,215,000	2,518,000
UltraEmerging Markets ProFund	513,000	4,027,000	1,370,000	341,000
UltraLatin America ProFund	308,000	2,424,000	825,000	207,000
UltraChina ProFund	315,000	2,474,000	840,000	212,000
UltraJapan ProFund	3,737,000	29,276,000	9,966,000	2,454,000
Bear ProFund	2,535,000	19,863,000	6,761,000	1,667,000
Short Small-Cap ProFund	882,000	6,927,000	2,357,000	587,000
Short NASDAQ-100 ProFund	656,000	5,149,000	1,752,000	436,000
UltraBear ProFund	1,880,000	14,734,000	5,015,000	1,238,000
UltraShort Mid-Cap ProFund	157,000	1,239,000	420,000	109,000
UltraShort Small-Cap ProFund	1,668,000	13,082,000	4,452,000	1,103,000
UltraShort Dow 30 ProFund	362,000	2,848,000	968,000	243,000
UltraShort NASDAQ-100 ProFund	809,000	6,352,000	2,162,000	538,000
UltraShort International ProFund	247,000	1,954,000	664,000	170,000
UltraShort Emerging Markets ProFund	607,000	4,763,000	1,621,000	402,000
UltraShort Latin America ProFund	186,000	1,470,000	500,000	126,000
UltraShort China ProFund	242,000	1,905,000	648,000	165,000
UltraShort Japan ProFund	350,000	2,746,000	934,000	233,000
Banks UltraSector ProFund	478,000	3,751,000	1,275,000	320,000
Basic Materials UltraSector ProFund	803,000	6,303,000	2,145,000	532,000
Biotechnology UltraSector ProFund	15,109,000	118,366,000	40,294,000	9,919,000
Consumer Goods UltraSector ProFund	166,000	1,315,000	447,000	115,000
Consumer Services UltraSector ProFund	1,456,000	11,417,000	3,885,000	962,000
Financials UltraSector ProFund	333,000	2,616,000	890,000	223,000
Health Care UltraSector ProFund	761,000	5,973,000	2,032,000	507,000
Industrials UltraSector ProFund	987,000	7,743,000	2,634,000	655,000
Internet UltraSector ProFund	2,574,000	20,173,000	6,867,000	1,694,000
Mobile Telecommunications UltraSector ProFund	269,000	2,114,000	719,000	181,000
Oil & Gas UltraSector ProFund	739,000	5,799,000	1,973,000	491,000
Oil Equipment, Services & Distribution UltraSector ProFund	250,000	1,977,000	672,000	172,000
Pharmaceuticals UltraSector ProFund	287,000	2,263,000	769,000	195,000
Precious Metals UltraSector ProFund	1,167,000	9,149,000	3,113,000	771,000
Real Estate UltraSector ProFund	839,000	6,585,000	2,241,000	557,000
Semiconductor UltraSector ProFund	86,000	683,000	231,000	62,000
Technology UltraSector ProFund	438,000	3,440,000	1,170,000	293,000
Telecommunications UltraSector ProFund	114,000	904,000	306,000	81,000
Utilities UltraSector ProFund	351,000	2,763,000	939,000	238,000
Short Oil & Gas ProFund	346,000	2,713,000	922,000	230,000
Short Precious Metals ProFund	551,000	4,316,000	1,469,000	365,000
Short Real Estate ProFund	263,000	2,074,000	706,000	178,000
U.S. Government Plus ProFund	2,495,000	19,557,000	6,657,000	1,643,000
Rising Rates Opportunity 10 ProFund	2,918,000	22,860,000	7,782,000	1,916,000
Rising Rates Opportunity ProFund	9,208,000	72,141,000	24,558,000	6,047,000
Rising U.S. Dollar ProFund	2,082,000	16,320,000	5,555,000	1,372,000
Falling U.S. Dollar ProFund	714,000	5,606,000	1,908,000	475,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2013 as follows:

(1)	Federal National Mortgage Association, 2.625%, due 11/20/14, Federal Home Loan Mortgage Corp, 1.375%, due 2/25/14, which had an aggregate value of $96,578,817.
(2)

U.S. Treasury Strips, effective yield or interest rate in effect at October 31, 2013, 0.217% to 3.893%, due 5/15/16 to 11/15/42, U.S. Treasury Note, 3.875%, due 8/15/40, which had an aggregate value of $756,755,178.

(3)	U.S. Treasury Note, 0.25%, due 12/15/15, total value $257,565,362.
(4)	Federal Home Loan Banks, 1.00% to 1.375%, due 9/12/14 to 10/16/17, Federal National Mortgage Association, 0.45% to 1.25%, due 2/27/14 to 8/27/15, which had an aggregate value of $63,945,746.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of October 31, 2013, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective with the exception of the UltraJapan ProFund and the UltraShort Japan ProFund which used certain derivatives for currency hedging purposes.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the Funds) is subject to certain regulatory requirements of the CEA. During the reporting period, CTA registration did not significantly impact the ProFunds.

The following is a description of the derivative instruments utilized by the ProFunds, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain minimum threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements. A ProFund may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, that ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund used only swaps on the underlying benchmark.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued a their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury Securities. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended 10/31/13, there were no changes during the period for Level 3 investments attributable to gains or losses (realized and unrealized), purchases, sales and transfers in or out of this level within the fair value hierarchy.

A summary of the valuations as of October 31, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$45,697,553	$—	$—	$—	$—	$—	$45,697,553	$—
Repurchase Agreements	—	—	71,345,000	—	—	—	71,345,000	—
Futures Contracts	—	54,757	—	—	—	—	—	54,757
Swap Agreements	—	—	—	(227,076)	—	—	—	(227,076)
Total	$45,697,553	$54,757	$71,345,000	$(227,076)	$—	$—	$117,042,553	$(172,319)

Mid-Cap ProFund
Common Stocks	82,215,973	—	—	—	—	—	82,215,973	—
Repurchase Agreements	—	—	56,773,000	—	—	—	56,773,000	—
Futures Contracts	—	787,881	—	—	—	—	—	787,881
Swap Agreements	—	—	—	(150,839)	—	—	—	(150,839)
Total	$82,215,973	$787,881	$56,773,000	$(150,839)	$—	$—	$138,988,973	$637,042

Small-Cap ProFund
Common Stocks	10,718,559	—	—	—	—	—	10,718,559	—
Repurchase Agreements	—	—	19,929,000	—	—	—	19,929,000	—
Contingent Right*	—	—	—	—	—	—	—	—
Right**	—	—	—	—	—	—	—	—
Warrant***	—	—	—	—	—	—	—	—
Futures Contracts	—	84,224	—	—	—	—	—	84,224
Swap Agreements	—	—	—	(232,352)	—	—	—	(232,352)
Total	$10,718,559	$84,224	$19,929,000	$(232,352)	$—	$—	$30,647,559	$(148,128)

NASDAQ-100 ProFund
Common Stocks	33,738,118	—	—	—	—	—	33,738,118	—
Repurchase Agreements	—	—	36,380,000	—	—	—	36,380,000	—
Futures Contracts	—	553,396	—	—	—	—	—	553,396
Swap Agreements	—	—	—	(37,858)	—	—	—	(37,858)
Total	$33,738,118	$553,396	$36,380,000	$(37,858)	$—	$—	$70,118,118	$515,538

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Large-Cap Value ProFund
Common Stocks	$16,340,663	$—	$—	$—	$—	$—	$16,340,663	$—
Repurchase Agreements	—	—	80,000	—	—	—	80,000	—
Total	$16,340,663	$—	$80,000	$—	$—	$—	$16,420,663	$—

Large-Cap Growth ProFund
Common Stocks	16,700,165	—	—	—	—	—	16,700,165	—
Repurchase Agreements	—	—	36,000	—	—	—	36,000	—
Total	$16,700,165	$—	$36,000	$—	$—	$—	$16,736,165	$—

Mid-Cap Value ProFund
Common Stocks	10,076,782	—	—	—	—	—	10,076,782	—
Repurchase Agreements	—	—	11,000	—	—	—	11,000	—
Total	$10,076,782	$—	$11,000	$—	$—	$—	$10,087,782	$—

Mid-Cap Growth ProFund
Common Stocks	18,880,901	—	—	—	—	—	18,880,901	—
Total	$18,880,901	$—	$—	$—	$—	$—	$18,880,901	$—

Small-Cap Value ProFund
Common Stocks	136,853,802	—	—	—	—	—	136,853,802	—
Total	$136,853,802	$—	$—	$—	$—	$—	$136,853,802	$—

Small-Cap Growth ProFund
Common Stocks	43,208,332	—	—	—	—	—	43,208,332	—
Total	$43,208,332	$—	$—	$—	$—	$—	$43,208,332	$—

Europe 30 ProFund
Common Stocks	38,606,382	—	—	—	—	—	38,606,382	—
Total	$38,606,382	$—	$—	$—	$—	$—	$38,606,382	$—

UltraBull ProFund
Common Stocks	49,505,674	—	—	—	—	—	49,505,674	—
Repurchase Agreements	—	—	25,032,000	—	—	—	25,032,000	—
Futures Contracts	—	112,046	—	—	—	—	—	112,046
Swap Agreements	—	—	—	(257,080)	—	—	—	(257,080)
Total	$49,505,674	$112,046	$25,032,000	$(257,080)	$—	$—	$74,537,674	$(145,034)

UltraMid-Cap ProFund
Common Stocks	40,411,246	—	—	—	—	—	40,411,246	—
Repurchase Agreements	—	—	21,386,000	—	—	—	21,386,000	—
Futures Contracts	—	608,290	—	—	—	—	—	608,290
Swap Agreements	—	—	—	(264,696)	—	—	—	(264,696)
Total	$40,411,246	$608,290	$21,386,000	$(264,696)	$—	$—	$61,797,246	$343,594

UltraSmall-Cap ProFund
Common Stocks	30,474,325	—	—	—	—	—	30,474,325	—
Repurchase Agreements	—	—	43,092,000	—	—	—	43,092,000	—
Contingent Right*	—	—	—	—	—	—	—	—
Right**	—	—	—	—	—	—	—	—
Warrant***	—	—	—	—	—	—	—	—
Futures Contracts	—	348,842	—	—	—	—	—	348,842
Swap Agreements	—	—	—	(1,698,671)	—	—	—	(1,698,671)
Total	$30,474,325	$348,842	$43,092,000	$(1,698,671)	$—	$—	$73,566,325	$(1,349,829)

UltraDow 30 ProFund
Common Stocks	13,962,713	—	—	—	—	—	13,962,713	—
Repurchase Agreements	—	—	9,292,000	—	—	—	9,292,000	—
Futures Contracts	—	69,878	—	—	—	—	—	69,878
Swap Agreements	—	—	—	(34,250)	—	—	—	(34,250)
Total	$13,962,713	$69,878	$9,292,000	$(34,250)	$—	$—	$23,254,713	$35,628

UltraNASDAQ-100 ProFund
Common Stocks	100,429,747	—	—	—	—	—	100,429,747	—
Repurchase Agreements	—	—	75,552,000	—	—	—	75,552,000	—
Futures Contracts	—	1,468,423	—	—	—	—	—	1,468,423
Swap Agreements	—	—	—	(330,459)	—	—	—	(330,459)
Total	$100,429,747	$1,468,423	$75,552,000	$(330,459)	$—	$—	$175,981,747	$1,137,964

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraInternational ProFund
Repurchase Agreements	$—	$—	$46,572,000	$—	$—	$—	$46,572,000	$—
Swap Agreements	—	—	—	(595,409)	—	—	—	(595,409)
Total	$—	$—	$46,572,000	$(595,409)	$—	$—	$46,572,000	$(595,409)

UltraEmerging Markets ProFund
Common Stocks	15,181,851		—	—	—	—	15,181,851	—
Preferred Stocks	4,019,620	—	—	—	—	—	4,019,620	—
Repurchase Agreements	—	—	6,251,000	—	—	—	6,251,000	—
Swap Agreements	—	—	—	(124,613)	—	—	—	(124,613)
Total	$19,201,471	$—	$6,251,000	$(124,613)	$—	$—	$25,452,471	$(124,613)

UltraLatin America ProFund
Common Stocks	7,282,439	—	—	—	—	—	7,282,439	—
Preferred Stocks	4,072,326	—	—	—	—	—	4,072,326	—
Repurchase Agreements	—	—	3,764,000	—	—	—	3,764,000	—
Swap Agreements	—	—	—	(303,633)	—	—	—	(303,633)
Total	$11,354,765	$—	$3,764,000	$(303,633)	$—	$—	$15,118,765	$(303,633)

UltraChina ProFund
Common Stocks	15,503,590	—	—	—	—	—	15,503,590	—
Repurchase Agreements	—	—	3,841,000	—	—	—	3,841,000	—
Swap Agreements	—	—	—	388,253	—	—	—	388,253
Total	$15,503,590	$—	$3,841,000	$388,253	$—	$—	$19,344,590	$388,253

UltraJapan ProFund
Repurchase Agreements	—	—	45,433,000	—	—	—	45,433,000	—
Futures Contracts	—	(287,665)	—	—	—	—	—	(287,665)
Swap Agreement	—	—	—	28,862	—	—	—	28,862
Total	$—	$(287,665)	$45,433,000	$28,862	$—	$—	$45,433,000	$(258,803)

Bear ProFund
Repurchase Agreements	—	—	30,826,000	—	—	—	30,826,000	—
Futures Contracts	—	(256,657)	—	—	—	—	—	(256,657)
Swap Agreements	—	—	—	46,396	—	—	—	46,396
Total	$—	$(256,657)	$30,826,000	$46,396	$—	$—	$30,826,000	$(210,261)

Short Small-Cap ProFund
Repurchase Agreements	—	—	10,753,000	—	—	—	10,753,000	—
Futures Contracts	—	10,640	—	—	—	—	—	10,640
Swap Agreements	—	—	—	156,376	—	—	—	156,376
Total	$—	$10,640	$10,753,000	$156,376	$—	$—	$10,753,000	$167,016

Short NASDAQ-100 ProFund
Repurchase Agreements	—	—	7,993,000	—	—	—	7,993,000	—
Futures Contracts	—	(4,967)	—	—	—	—	—	(4,967)
Swap Agreements	—	—	—	(45,495)	—	—	—	(45,495)
Total	$—	$(4,967)	$7,993,000	$(45,495)	$—	$—	$7,993,000	$(50,462)

UltraBear ProFund
Repurchase Agreements	—	—	22,867,000	—	—	—	22,867,000	—
Futures Contracts	—	(42,081)	—	—	—	—	—	(42,081)
Swap Agreements	—	—	—	217,072	—	—	—	217,072
Total	$—	$(42,081)	$22,867,000	$217,072	$—	$—	$22,867,000	$174,991

UltraShort Mid-Cap ProFund
Repurchase Agreements	—	—	1,925,000	—	—	—	1,925,000	—
Futures Contracts	—	(28,984)	—	—	—	—	—	(28,984)
Swap Agreements	—	—	—	11,860	—	—	—	11,860
Total	$—	$(28,984)	$1,925,000	$11,860	$—	$—	$1,925,000	$(17,124)

UltraShort Small-Cap ProFund
Repurchase Agreements	—	—	20,305,000	—	—	—	20,305,000	—
Futures Contracts	—	(104,725)	—	—	—	—	—	(104,725)
Swap Agreements	—	—	—	619,391	—	—	—	619,391
Total	$—	$(104,725)	$20,305,000	$619,391	$—	$—	$20,305,000	$514,666

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,421,000	$—	$—	$—	$4,421,000	$—
Futures Contracts	—	(4,056)	—	—	—	—	—	(4,056)
Swap Agreements	—	—	—	8,960	—	—	—	8,960
Total	$—	$(4,056)	$4,421,000	$8,960	$—	$—	$4,421,000	$4,904

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	—	—	9,861,000	—	—	—	9,861,000	—
Futures Contracts	—	(48,187)	—	—	—	—	—	(48,187)
Swap Agreements	—	—	—	34,106	—	—	—	34,106
Total	$—	$(48,187)	$9,861,000	$34,106	$—	$—	$9,861,000	$(14,081)

UltraShort International ProFund
Repurchase Agreements	—	—	3,035,000	—	—	—	3,035,000	—
Swap Agreements	—	—	—	39,085	—	—	—	39,085
Total	$—	$—	$3,035,000	$39,085	$—	$—	$3,035,000	$39,085

UltraShort Emerging Markets ProFund
Repurchase Agreements	—	—	7,393,000	—	—	—	7,393,000	—
Swap Agreements	—	—	—	42,956	—	—	—	42,956
Total	$—	$—	$7,393,000	$42,956	$—	$—	$7,393,000	$42,956

UltraShort Latin America ProFund
Repurchase Agreements	—	—	2,282,000	—	—	—	2,282,000	—
Swap Agreements	—	—	—	73,476	—	—	—	73,476
Total	$—	$—	$2,282,000	$73,476	$—	$—	$2,282,000	$73,476

UltraShort China ProFund
Repurchase Agreements	—	—	2,960,000	—	—	—	2,960,000	—
Swap Agreements	—	—	—	(102,194)	—	—	—	(102,194)
Total	$—	$—	$2,960,000	$(102,194)	$—	$—	$2,960,000	$(102,194)

UltraShort Japan ProFund
Repurchase Agreements	—	—	4,263,000	—	—	—	4,263,000	—
Futures Contracts	—	110,585	—	—	—	—	—	110,585
Swap Agreement	—	—	—	5,189	—	—	—	5,189
Total	$—	$110,585	$4,263,000	$5,189	$—	$—	$4,263,000	$115,774

Banks UltraSector ProFund
Common Stocks	10,367,377	—	—	—	—	—	10,367,377	—
Repurchase Agreements	—	—	5,824,000	—	—	—	5,824,000	—
Swap Agreements	—	—	—	(218,912)	—	—	—	(218,912)
Total	$10,367,377	$—	$5,824,000	$(218,912)	$—	$—	$16,191,377	$(218,912)

Basic Materials UltraSector ProFund
Common Stocks	17,558,640	—	—	—	—	—	17,558,640	—
Repurchase Agreements	—	—	9,783,000	—	—	—	9,783,000	—
Swap Agreements	—	—	—	(144,906)	—	—	—	(144,906)
Total	$17,558,640	$—	$9,783,000	$(144,906)	$—	$—	$27,341,640	$(144,906)

Biotechnology UltraSector ProFund
Common Stocks	251,585,192	—	—	—	—	—	251,585,192	—
Repurchase Agreements	—	—	183,688,000	—	—	—	183,688,000	—
Swap Agreements	—	—	—	(3,290,174)	—	—	—	(3,290,174)
Total	$251,585,192	$—	$183,688,000	$(3,290,174)	$—	$—	$435,273,192	$(3,290,174)

Consumer Goods UltraSector ProFund
Common Stocks	4,372,071	—	—	—	—	—	4,372,071	—
Repurchase Agreements	—	—	2,043,000	—	—	—	2,043,000	—
Swap Agreements	—	—	—	53,120	—	—	—	53,120
Total	$4,372,071	$—	$2,043,000	$53,120	$—	$—	$6,415,071	$53,120

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Consumer Services UltraSector ProFund
Common Stocks	$24,163,151	$—	$—	$—	$—	$—	$24,163,151	$—
Repurchase Agreements	—	—	17,720,000	—	—	—	17,720,000	—
Swap Agreements	—	—	—	626,899	—	—	—	626,899
Total	$24,163,151	$—	$17,720,000	$626,899	$—	$—	$41,883,151	$626,899

Financials UltraSector ProFund
Common Stocks	7,713,358	—	—	—	—	—	7,713,358	—
Repurchase Agreements	—	—	4,062,000	—	—	—	4,062,000	—
Swap Agreements	—	—	—	(84,592)	—	—	—	(84,592)
Total	$7,713,358	$—	$4,062,000	$(84,592)	$—	$—	$11,775,358	$(84,592)

Health Care UltraSector ProFund
Common Stocks	13,576,039	—	—	—	—	—	13,576,039	—
Repurchase Agreements	—	—	9,273,000	—	—	—	9,273,000	—
Swap Agreements	—	—	—	(58,716)	—	—	—	(58,716)
Total	$13,576,039	$—	$9,273,000	$(58,716)	$—	$—	$22,849,039	$(58,716)

Industrials UltraSector ProFund
Common Stocks	17,236,839	—	—	—	—	—	17,236,839	—
Repurchase Agreements	—	—	12,019,000	—	—	—	12,019,000	—
Swap Agreements	—	—	—	122,074	—	—	—	122,074
Total	$17,236,839	$—	$12,019,000	$122,074	$—	$—	$29,255,839	$122,074

Internet UltraSector ProFund
Common Stocks	43,531,435	—	—	—	—	—	43,531,435	—
Repurchase Agreements	—	—	31,308,000	—	—	—	31,308,000	—
Swap Agreements	—	—	—	(396,776)	—	—	—	(396,776)
Total	$43,531,435	$—	$31,308,000	$(396,776)	$—	$—	$74,839,435	$(396,776)

Mobile Telecommunications UltraSector ProFund
Common Stocks	5,111,798	—	—	—	—	—	5,111,798	—
Repurchase Agreements	—	—	3,283,000	—	—	—	3,283,000	—
Swap Agreements	—	—	—	143,095	—	—	—	143,095
Total	$5,111,798	$—	$3,283,000	$143,095	$—	$—	$8,394,798	$143,095

Oil & Gas UltraSector ProFund
Common Stocks	27,678,089	—	—	—	—	—	27,678,089	—
Repurchase Agreements	—	—	9,002,000	—	—	—	9,002,000	—
Swap Agreements	—	—	—	274,513	—	—	—	274,513
Total	$27,678,089	$—	$9,002,000	$274,513	$—	$—	$36,680,089	$274,513

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	9,671,613	—	—	—	—	—	9,671,613	—
Repurchase Agreements	—	—	3,071,000	—	—	—	3,071,000	—
Swap Agreements	—	—	—	64,083	—	—	—	64,083
Total	$9,671,613	$—	$3,071,000	$64,083	$—	$—	$12,742,613	$64,083

Pharmaceuticals UltraSector ProFund
Common Stocks	8,310,224	—	—	—	—	—	8,310,224	—
Repurchase Agreements	—	—	3,514,000	—	—	—	3,514,000	—
Swap Agreements	—	—	—	23,645	—	—	—	23,645
Total	$8,310,224	$—	$3,514,000	$23,645	$—	$—	$11,824,224	$23,645

Precious Metals UltraSector ProFund
Common Stocks	23,778,673	—	—	—	—	—	23,778,673	—
Repurchase Agreements	—	—	14,200,000	—	—	—	14,200,000	—
Swap Agreements	—	—	—	56,009	—	—	—	56,009
Total	$23,778,673	$—	$14,200,000	$56,009	$—	$—	$37,978,673	$56,009

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Real Estate UltraSector ProFund
Common Stocks	$17,513,599	$—	$—	$—	$—	$—	$17,513,599	$—
Repurchase Agreements	—	—	10,222,000	—	—	—	10,222,000	—
Swap Agreements	—	—	—	(493,593)	—	—	—	(493,593)
Total	$17,513,599	$—	$10,222,000	$(493,593)	$—	$—	$27,735,599	$(493,593)

Semiconductor UltraSector ProFund
Common Stocks	1,831,153	—	—	—	—	—	1,831,153	—
Repurchase Agreements	—	—	1,062,000	—	—	—	1,062,000	—
Swap Agreements	—	—	—	83,844	—	—	—	83,844
Total	$1,831,153	$—	$1,062,000	$83,844	$—	$—	$2,893,153	$83,844

Technology UltraSector ProFund
Common Stocks	8,535,876	—	—	—	—	—	8,535,876	—
Repurchase Agreements	—	—	5,341,000	—	—	—	5,341,000	—
Swap Agreements	—	—	—	122,104	—	—	—	122,104
Total	$8,535,876	$—	$5,341,000	$122,104	$—	$—	$13,876,876	$122,104

Telecommunications UltraSector ProFund
Common Stocks	2,338,214	—	—	—	—	—	2,338,214	—
Repurchase Agreements	—	—	1,405,000	—	—	—	1,405,000	—
Swap Agreements	—	—	—	41,170	—	—	—	41,170
Total	$2,338,214	$—	$1,405,000	$41,170	$—	$—	$3,743,214	$41,170

Utilities UltraSector ProFund
Common Stocks	7,780,612	—	—	—	—	—	7,780,612	—
Repurchase Agreements	—	—	4,291,000	—	—	—	4,291,000	—
Swap Agreements	—	—	—	3,966	—	—	—	3,966
Total	$7,780,612	$—	$4,291,000	$3,966	$—	$—	$12,071,612	$3,966

Short Oil & Gas ProFund
Repurchase Agreements	—	—	4,211,000	—	—	—	4,211,000	—
Swap Agreements	—	—	—	(38,206)	—	—	—	(38,206)
Total	$—	$—	$4,211,000	$(38,206)	$—	$—	$4,211,000	$(38,206)

Short Precious Metals ProFund
Repurchase Agreements	—	—	6,701,000	—	—	—	6,701,000	—
Swap Agreements	—	—	—	(91,040)	—	—	—	(91,040)
Total	$—	$—	$6,701,000	$(91,040)	$—	$—	$6,701,000	$(91,040)

Short Real Estate ProFund
Repurchase Agreements	—	—	3,221,000	—	—	—	3,221,000	—
Swap Agreements	—	—	—	64,115	—	—	—	64,115
Total	$—	$—	$3,221,000	$64,115	$—	$—	$3,221,000	$64,115

U.S. Government Plus ProFund
U.S. Treasury Obligations	—	—	27,273,044	—	—	—	27,273,044	—
Repurchase Agreements	—	—	30,352,000	—	—	—	30,352,000	—
Swap Agreements	—	—	—	467,556	—	—	—	467,556
Total	$—	$—	$57,625,044	$467,556	$—	$—	$57,625,044	$467,556

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	—	—	35,476,000	—	—	—	35,476,000	—
Swap Agreements	—	—	—	(313,111)	—	—	—	(313,111)
Total	$—	$—	$35,476,000	$(313,111)	$—	$—	$35,476,000	$(313,111)

Rising Rates Opportunity ProFund
Repurchase Agreements	—	—	111,954,000	—	—	—	111,954,000	—
Swap Agreements	—	—	—	(2,290,240)	—	—	—	(2,290,240)
Total	$—	$—	$111,954,000	$(2,290,240)	$—	$—	$111,954,000	$(2,290,240)

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	`	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$25,329,000	$—		$—	$—	$25,329,000	$—
Forward Currency Contracts	—	—	—	105,025		—	—	—	105,025
Total	$—	$—	$25,329,000	$105,025		$—	$—	$25,329,000	$105,025

Falling U.S. Dollar ProFund
Repurchase Agreements	—	—	8,703,000	—		—	—	8,703,000	—
Forward Currency Contracts	—	—	—	(73,687)		—	—	—	(73,687)
Total	$—	$—	$8,703,000	$(73,687)		$—	$—	$8,703,000	$(73,687)

^                              Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                              Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**                          Rights were valued at $0 and categorized as level 3 within the fair value hierarchy.

***                      Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4.    Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose a ProFund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. The use of derivatives also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. A ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFunds) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

:: Notes to Schedules of Investments :: October 31, 2013 (Unaudited)

Exposure to Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At October 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$103,605,135	$16,427,347	$(2,989,929)	$13,437,418
Mid-Cap ProFund	132,555,838	7,710,719	(1,277,584)	6,433,135
Small-Cap ProFund	28,050,640	3,152,683	(555,764)	2,596,919
NASDAQ-100 ProFund	58,386,567	12,650,409	(918,858)	11,731,551
Large-Cap Value ProFund	12,141,696	5,906,696	(1,627,729)	4,278,967
Large-Cap Growth ProFund	12,704,117	4,643,238	(611,190)	4,032,048
Mid-Cap Value ProFund	7,347,190	3,693,216	(952,624)	2,740,592
Mid-Cap Growth ProFund	15,310,161	4,878,764	(1,308,024)	3,570,740
Small-Cap Value ProFund	128,552,481	14,942,780	(6,641,459)	8,301,321
Small-Cap Growth ProFund	39,741,167	5,733,785	(2,266,620)	3,467,165
Europe 30 ProFund	36,934,500	3,400,853	(1,728,971)	1,671,882
UltraBull ProFund	66,099,657	18,730,326	(10,292,309)	8,438,017
UltraMid-Cap ProFund	50,703,420	14,448,980	(3,355,154)	11,093,826
UltraSmall-Cap ProFund	65,326,231	10,240,253	(2,000,159)	8,240,094
UltraDow 30 ProFund	18,822,832	5,503,297	(1,071,416)	4,431,881
UltraNASDAQ-100 ProFund	139,098,139	63,630,619	(26,747,011)	36,883,608
UltraInternational ProFund	46,572,000	—	—	—
UltraEmerging Markets ProFund	26,648,508	3,748,448	(4,944,485)	(1,196,037)
UltraLatin America ProFund	15,996,219	3,688,854	(4,566,308)	(877,454)
UltraChina ProFund	16,598,639	4,048,959	(1,303,008)	2,745,951
UltraJapan ProFund	45,433,000	—	—	—
Bear ProFund	30,826,000	—	—	—
Short Small-Cap ProFund	10,753,000	—	—	—
Short NASDAQ-100 ProFund	7,993,000	—	—	—
UltraBear ProFund	22,867,000	—	—	—
UltraShort Mid-Cap ProFund	1,925,000	—	—	—
UltraShort Small-Cap ProFund	20,305,000	—	—	—
UltraShort Dow 30 ProFund	4,421,000	—	—	—
UltraShort NASDAQ-100 ProFund	9,861,000	—	—	—
UltraShort International ProFund	3,035,000	—	—	—
UltraShort Emerging Markets ProFund	7,393,000	—	—	—
UltraShort Latin America ProFund	2,282,000	—	—	—
UltraShort China ProFund	2,960,000	—	—	—
UltraShort Japan ProFund	4,263,000	—	—	—
Banks UltraSector ProFund	14,463,424	6,374,201	(4,646,248)	1,727,953
Basic Materials UltraSector ProFund	25,261,637	5,000,333	(2,920,330)	2,080,003
Biotechnology UltraSector ProFund	376,671,315	60,035,584	(1,433,707)	58,601,877
Consumer Goods UltraSector ProFund	5,474,707	1,044,630	(104,266)	940,364
Consumer Services UltraSector ProFund	37,295,315	5,271,234	(683,398)	4,587,836
Financials UltraSector ProFund	11,370,819	3,562,725	(3,158,186)	404,539
Health Care UltraSector ProFund	18,820,144	4,666,759	(637,864)	4,028,895
Industrials UltraSector ProFund	26,942,027	2,551,683	(237,871)	2,313,812
Internet UltraSector ProFund	65,247,888	11,276,622	(1,685,075)	9,591,547
Mobile Telecommunications UltraSector ProFund	6,923,841	1,775,694	(304,737)	1,470,957
Oil & Gas UltraSector ProFund	20,330,797	18,157,344	(1,808,052)	16,349,292
Oil Equipment, Services & Distribution UltraSector ProFund	10,820,963	4,177,651	(2,256,001)	1,921,650
Pharmaceuticals UltraSector ProFund	9,717,643	2,518,651	(412,070)	2,106,581
Precious Metals UltraSector ProFund	45,255,982	1,039,021	(8,316,330)	(7,277,309)
Real Estate UltraSector ProFund	23,453,084	6,211,353	(1,928,838)	4,282,515
Semiconductor UltraSector ProFund	3,082,461	139,124	(328,432)	(189,308)
Technology UltraSector ProFund	11,723,155	2,605,244	(451,523)	2,153,721
Telecommunications UltraSector ProFund	3,211,686	715,918	(184,390)	531,528
Utilities UltraSector ProFund	10,549,752	2,026,022	(504,162)	1,521,860
Short Oil & Gas ProFund	4,211,000	—	—	—
Short Precious Metals ProFund	6,701,000	—	—	—
Short Real Estate ProFund	3,221,000	—	—	—
U.S. Government Plus ProFund	58,237,852	752,362	(1,365,170)	(612,808)
Rising Rates Opportunity 10 ProFund	35,476,000	—	—	—
Rising Rates Opportunity ProFund	111,954,000	—	—	—
Rising U.S. Dollar ProFund	25,329,000	—	—	—
Falling U.S. Dollar ProFund	8,703,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $427,064, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $858,306 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of October 31, 2013.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ProFunds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date:	December 30, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	December 30, 2013